OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2014
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

18th Floor Seattle, Washington 98101 206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1. Reports to Stockholders

2012 SEMI-ANNUAL REPORT

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

SEPTEMBER 30, 2012

FUND

Russell Equity ETF

Russell Exchange Traded

Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. These financial statements report on the Russell Equity ETF.

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Semi-annual Report

September 30, 2012 (Unaudited)

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance may be obtained by visiting www.russelletfs.com/Products.

Russell Exchange Traded Funds Trust

Russell Equity ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value April 1, 2012	$1,000.00	$1,000.00
Ending Account Value September 30, 2012	$1,006.90	$1,023.25
Expenses Paid During Period*	$1.76	$1.78

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Russell Equity ETF	3

Russell Exchange Traded Funds Trust

Russell Equity ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares		Market Value $

Investments in Other ETFs - 99.0%
iShares MSCI Canada Index Fund	2,657		76
iShares MSCI EAFE Small Cap Index Fund	3,090		120
iShares Russell 1000 Growth Index Fund	2,144		143
iShares Russell 1000 Index Fund	25,092		1,993
Russell 1000 Low Volatility ETF	3,402		181
Vanguard MSCI EAFE ETF	25,772		846
Vanguard MSCI Emerging Markets ETF	5,054		211
Vanguard MSCI European ETF	3,624		164
Vanguard MSCI Pacific ETF	3,931		198
Vanguard Russell 2000	4,725		316

Total Investments in Other ETFs (cost $4,163)			4,248

Short-Term Investments - 1.0%
Russell U.S. Cash Management Fund	40,716	(¥)	41

Total Short-Term Investments (cost $41)			41

Total Investments - 100.0% (identified cost $4,204)			4,289

Other Assets and Liabilities, Net - 0.0%			—	±

Net Assets - 100.0%			4,289

(¥)	Unrounded units.

±	Less than $500.

See accompanying notes which are an integral part of the financial statements.

4	Russell Equity ETF

Russell Exchange Traded Funds Trust

Russell Equity ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Investments in Other ETFs	$4,248	$—	$—	$4,248	99.0
Short-Term Investments	—	41	—	41	1.0

Total Investments	4,248	41	—	4,289	100.0

Other Assets and Liabilities, Net					—	*

					100.0

*	Less than .05% of net assets.

For a description of the levels, see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Equity ETF	5

Russell Exchange Traded Funds Trust

Russell Equity ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,204
Investments, at market*	4,289
Receivables:
Dividends	2

Total assets	4,291

Liabilities
Payables:
Accrued fees to affiliates	2

Total liabilities	2

Net Assets	$4,289

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$25
Accumulated net realized gain (loss)	(157)
Unrealized appreciation (depreciation) on investments	85
Additional paid-in capital	4,336

Net Assets	$4,289

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$28.59
Net assets	$4,289,149
Shares outstanding ($.001 par value)	150,000
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund and Russell 1000 Low Volatility ETF	$222

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

6	Statement of Assets and Liabilities

Russell Exchange Traded Funds Trust

Russell Equity ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distributions from Underlying ETFs	$53

Total investment income	53

Expenses
Management fees	8

Total expenses	8

Net investment income (loss)	45

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(32)
In-kind redemptions	(71)

Net realized gain (loss)	(103)
Net change in unrealized appreciation (depreciation) on investments	(36)

Net realized and unrealized gain (loss)	(139)

Net Increase (Decrease) in Net Assets from Operations	$(94)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations	7

Russell Exchange Traded Funds Trust

Russell Equity ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*	December 31, 2011**
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$45	$7	$138
Net realized gain (loss)	(103)	1	254
Net change in unrealized appreciation (depreciation)	(36)	621	(1,312)

Net increase (decrease) in net assets from operations	(94)	629	(920)

Distributions
From net investment income	(20)	(8)	(138)
From return of capital	—	—	(13)

Net decrease in net assets from distributions	(20)	(8)	(151)

Share Transactions
Net increase (decrease) in net assets from share transactions	(1,305)	(3)	(3,678)

Total Net Increase (Decrease) in Net Assets	(1,419)	618	(4,749)

Net Assets
Beginning of period	5,708	5,090	9,839

End of period	$4,289	$5,708	$5,090

Undistributed (overdistributed) net investment income included in net assets	$25	$—	$—

*	For the period January 1, 2012 through the fiscal year ended March 31, 2012.

**	For the period January 1, 2011 to December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

8	Statements of Changes in Net Assets

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Equity ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(b)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Return of Capital	$ Total Distributions
September 30, 2012(3)	28.54	.27	(a)(d)	(.08)	.19	(.14)	—	(.14)
March 31, 2012(2)	25.45	.03	(a)(d)	3.10	3.13	(.04)	—	(.04)
December 31, 2011	27.80	.36	(a)(d)	(2.13)	(1.77)	(.53)	(.05)	(.58)
December 31, 2010(1)	25.00	.35		2.81	3.16	(.36)	—	(.36)

See accompanying notes which are an integral part of the financial statements.

10	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)(f)	% Ratio of Expenses to Average Net Assets, Net(e)(f)		% Ratio of Net Investment Income to Average Net Assets(b)		% Portfolio Turnover Rate(c)(g)
28.59	.69	4,289	.35	.35	(d)	1.98	(d)(e)	8
28.54	12.21	5,708	.58	.35	(d)	.48	(d)(e)	—	(h)
25.45	(6.32)	5,090	.65	.35	(d)	1.29	(d)	6
27.80	12.62	9,839	.57	.53		3.57	(e)	—

(1)	For the period May 11, 2010 (commencement of operations) to December 31, 2010.
(2)	For the period January 1, 2012 through the fiscal year ended March 31, 2012.
(3)	For the period ended September 30, 2012 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Fund in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”).
(e)	The ratios for periods less than one year are annualized.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(h)	Less than .5%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	11

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Notes to Financial Statements — September 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET” or “Trust”) is a series investment company comprised of 26 different investment portfolios that were in operation as of September 30, 2012. These financial statements report on the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

Effective August 31, 2011, the Board of Trustees (the “Board”) approved the fiscal year end change from December 31 to March 31.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”).

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Fund issues and redeems shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. In addition, the Fund values the shares of the Underlying ETFs at the last reported sale or settlement price. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of such money market fund securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

12	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Exchange traded funds that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, and are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which transactions may occur. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of other of the Investment Company’s Funds.

Notes to Financial Statements	13

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Fund.

The Fund files a U.S. tax return. At September 30, 2012, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax return filed for fiscal year ending December 31, 2011, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund complies with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying ETFs sold at a loss, wash sale deferrals and in-kind transactions. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels and the Fund may own different proportions of the Underlying ETFs at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying ETFs may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying ETFs have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying ETFs’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying ETFs to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying ETFs’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

ETF Specific Risk

The Fund is a “fund of funds”. The Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds. Russell Investment Management Company (“Adviser” or “RIMCo”) employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies.

14	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies.

3.	Investment Transactions

Securities

During the period ended September 30, 2012, purchases and sales of the Underlying ETFs (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell Equity ETF	$380,050	$376,691

In-kind transactions during the period ended September 30, 2012 were as follows:

	Purchases	Sales

Russell Equity ETF	$—	$1,301,074

4.	Related Party Transactions, Fees and Expenses

RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides trade placement services to RET and RIMCo.

The Fund may also invest its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of September 30, 2012, the Fund had invested $40,716 in the Russell U.S. Cash Management Fund.

The management fee of 0.35% is based upon the average daily net assets of the Fund and is payable monthly. The Adviser pays all of the expenses of the Fund other than the management fee, distribution fees pursuant to the Fund’s Supervision and Management Agreement, if any, brokerage expenses, taxes, interest fees, litigation expenses, acquired fund fees and other extraordinary expenses. Management fees paid by the Fund for the period ended September 30, 2012 were as follows:

Management Fee

Russell Equity ETF	$7,974

Waivers

Until April 29, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that total annual fund operating expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval. For the period ended September 30, 2012, there were no fees waived by RIMCo.

RIMCo does not have the ability to recover amounts waived from previous periods.

Accrued Fees Payable to Affiliate

Accrued fees payable to affiliate for the period ended September 30, 2012 were as follows:

Russell Equity ETF

Management fees	$2,479

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 41 Funds, Russell Investment Funds (“RIF”), which has 10 Funds and RET, which had 26 funds as of September 30, 2012, and 1 Fund as of November 1, 2012. As of November 1, 2012, the Funds’ then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Fund who also serve as trustees of RIC and RIF. Therefore, as of November 1, 2012, each of the Fund’s Trustees is a Trustee of RIC, RIF and RET. As of the period ended September 30, 2012, and for all funds of RET, each independent Trustee was paid a retainer of $70,000 per year, $5,000 for each regular quarterly meeting attended in person, and $2,500 for each Audit Committee

Notes to Financial Statements	15

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

meeting and Nominating and Governance Committee meeting. Each Trustee received a $1,250 fee for attending the quarterly meeting by phone instead of receiving the full fee had the member attended in person. The trustees were also compensated for out of pocket expenses. The Audit Committee Chair and Nominating Governance Chair were each paid a fee of $12,000 and $6,000, respectively, per year. The Chairman of the Board received additional annual compensation of $20,000.

5.	Federal Income Taxes

At March 31, 2012, the Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term. Available capital loss carryforwards are as follows:

	No Expiration
	Short-term	Long-term	Totals
Russell Equity ETF	$53,547	$—	$53,547

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Equity ETF
Cost of Investments	$4,204,457

Unrealized Appreciation	$238,820
Unrealized Depreciation	(153,877)

Net Unrealized Appreciation (Depreciation)	$84,943

6.	Fund Share Transactions (amounts in thousands)

As of September 30, 2012, there were an unlimited number of $0.001 par shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Fund at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. The Shares are listed on the New York Stock Exchange Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Fund’s custodian. A Creation Unit of the Fund consists of at least 50,000 Shares. Transactions in shares for the Fund for the periods ended September 30, 2012, March 31, 2012 and December 31, 2011 were as follows:

	September 30, 2012*		March 31, 2012**		December 31, 2011***
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Russell Equity ETF
Shares created	—	$—	—	$—	500	$13,998
Shares redeemed	(50)	(1,305)	—	(3)	(654)	(17,676)

Total increase (decrease)	(50)	$(1,305)	—	$(3)	(154)	$(3,678)

*	For the period ended September 30, 2012 (Unaudited).
**	For the period January 1, 2012 through the fiscal year ended March 31, 2012.
***	For the period January 1, 2011 to December 31, 2011.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

16	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

As of September 30, 2012, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.	Subsequent Events

Management has evaluated events and/or transactions that may have occurred, through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosure except for the following:

On August 16, 2012, the Board approved an orderly liquidation of 25 of the 26 different investment portfolios of the Trust. They are: Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell High Dividend Yield ETF and Russell Small Cap High Dividend Yield ETF, each a series of the Trust (collectively, the “Funds”). The Board determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders. As of November 1, 2012, the Trusts’ then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

Notes to Financial Statements	17

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Frequency Distribution of Discounts and Premiums — September 30, 2012 (Unaudited)

The chart below presents information about differences between the per share NAV of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Russell Equity ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days
Greater than 0.20% and less than or equal to 1.00%	10	1.14%
Greater than 0.05% and less than or equal to 0.20%	157	17.94%
Greater than -0.05% and less than or equal to 0.05%	463	52.92%
Greater than -0.20% and less than or equal to -0.05%	147	16.80%
Greater than -1.00% and less than or equal to -0.20%	98	11.20%

	875	100.00%

*	Number of days are based on inception date which is one day prior to commencement of operations.

18	Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Shareholder Requests for Additional Information — September 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details

Shareholder Requests for Additional Information	19

Russell Exchange Traded Funds Trust

Russell Equity ETF

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Management Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) at a meeting held in person on April 26, 2012 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s shares, management of the Fund by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Fund. The Fund’s other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees received a memorandum from counsel to the Fund discussing the legal standards for their consideration of the continuation of the RIMCo Agreement.

On April 18, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Fund’s management were present. The Independent Trustees also met in person at the Agreement Evaluation Meeting, both with management representatives and in executive session with their independent counsel, to review any additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement with management, counsel to the Fund and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Fund and all other RIMCo-managed ETFs for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

The Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for the Fund. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement. RIMCo is responsible for investing the assets of the Fund in accordance with the Fund’s investment objective and policies.

In addition to these general factors relating to the Fund, the Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and Distribution Agreements;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from RIMCo’s relationship with the Fund;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the fact that it currently derives no profit, and does not expect to in the near term,, that RIMCo derives from its exchange traded fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Fund, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions would consist of two primary roles: managing the Fund’s portfolio and producing the daily creation and redemption baskets. RIMCo reported, and the Board considered, that to meet the investment objective of the Fund, RIMCo seeks to provide excess performance over its benchmark through active decisions on asset allocation, based on insights of the strategist team, the use of valuation models to provide context around those insights, and RIMCo’s view on the capital markets environment.

20	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

With respect to the Fund’s Management Fees, the Third-Party Information showed that the Fund had a Management Fee which on a contractual basis, on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) or on both a contractual and actual basis was ranked in the first quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment Management Fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. In assessing the Fund’s Management Fee, the Board focused on actual rather than contractual Management Fees.

The Board considered for the Fund whether economies of scale have been realized and whether the Management Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered the Fund’s limited operating history and opportunity for asset growth. The Board considered that RIMCo does not expect that economies of scale will be experienced in the near-term and that RIMCo has operated and expects to continue to initially operate the Fund at a loss.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Fund are lower than the rates paid by the Fund. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Fund. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Fund. In addition, RIMCo noted that the Fund is subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Fund and all of the Fund’s officers. Accordingly, the Trustees concluded that the services provided to the Fund are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Fund’s total expenses, the Third-Party Information showed that the total expenses for the Fund ranked in the first quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Agreement Evaluation Information and other information previously received by the Board from RIMCo during the course of the year, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board found, after giving effect to any applicable waivers and/or reimbursements (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances, the performance of the Fund was consistent with continuation of the RIMCo Agreement. The Board, in assessing the Fund’s performance, noted the Fund’s limited operating history under RIMCo’s management.

In evaluating performance, the Board considered the Fund’s absolute performance and performance relative to appropriate benchmarks and indices as well as the Fund’s performance relative to its Comparable Funds. The Board noted that the Fund underperformed relative to its benchmark, but that the Fund’s performance was in the second quintile of its Performance Universe. RIMCo noted, and the Board considered, that effective November 1, 2011, the benchmark of the Russell Equity ETF changed from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo noted that it believes the Russell Developed Large Cap Index better reflects the objectives and goals of the Fund.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and its shareholders and voted to approve the continuation of the RIMCo Agreement.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered.

Basis for Approval of Investment Advisory Contracts	21

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Disclosure of Information about Fund Trustees and Officers — September 30, 2012 (Unaudited)

As of September 30, 2012, the Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. As of November 1, 2012, the Trust’s then-current trustees listed below resigned and were replaced by trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
James Polisson* Born: November 11, 1959	Trustee	Since 2011	• Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	26	None.
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver Born: May 4, 1955	Trustee, Chair since 2012	Since 2011	• Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	26	Aeropostale, Inc. (retailer) (2008 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2010 to present).

Jane A. Freeman Born: July 15, 1953	Trustee, Chair of Audit Committee since 2011	Since 2011	• Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (Educational Support Services) (1999 to 2008).	26	Harding Loevner Funds (Lead Director since 2008).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	• Retired.	26	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee, Chairman of Nominating and Governance Committee since 2012	Since 2011	• Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	26	None.

22	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Russell OneFund ETFsTM

Disclosure of Information about Fund Trustees and Officers, continued — September 30, 2012 (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS
James Polisson* Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	• Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/ iShares ETFs, 2005–2010	N/A

Gregory Friedman** Born: October 1, 1969	President and Chief Executive Officer	Since 2012; until successor is chosen and qualified by Trustees

• Managing Director, Chief Operating Officer and Head of Product for Russell ETF Business, FRC, 2010-present; Managing Director and Head of Global iShares Relationships, iShares Inc., 2008-2010; Managing Director and Head of iShares Product Management/Strategy, iShares Inc., 1999-2008.

N/A

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011; until successor is chosen and qualified by Trustees

• Chief Compliance Officer, RIC;

• Chief Compliance Officer, RIF;

• Chief Compliance Officer, RIMCo;

• Chief Compliance Officer, RFSC;

• Chief Compliance Officer, Russell Exchange Traded Funds Trust

• April 2002-May 2005, Manager, Global Regulatory Policy

N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees

• Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds

N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees

• Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999–2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds

N/A

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.

**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

Disclosure of Information about Fund Trustees and Officers	23

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

1301 Second Avenue, Seattle, Washington 98101

(888) 775-3837

Interested Trustee

James Polisson*

Independent Trustees

Evelyn S. Dilsaver

Jane A. Freeman

Daniel O. Leemon

Ernest L. Schmider

Officers

James Polisson*, President and Chief Executive Officer

Gregory Friedman**, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Mark E. Swanson, Treasurer, Chief Financial Officer and Chief Accounting Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.

**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

24	Adviser and Service Providers

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

2012 SEMI-ANNUAL REPORT

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

SEPTEMBER 30, 2012

FUND

Russell 1000 Low Beta ETF

Russell 1000 High Beta ETF

Russell 1000 Low Volatility ETF

Russell 1000 High Volatility ETF

Russell 1000 High Momentum ETF

Russell 2000 Low Beta ETF

Russell 2000 High Beta ETF

Russell 2000 Low Volatility ETF

Russell 2000 High Volatility ETF

Russell 2000 High Momentum ETF

Russell Developed ex-U.S. Low Beta ETF

Russell Developed ex-U.S. Low Volatility ETF

Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. These financial statements report on 13 of these Funds.

Russell Exchange Traded

Funds Trust

Russell Factor ETFs™

Semi-annual Report

September 30, 2012 (Unaudited)

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell Investments.

Russell Investments is the owner of the trademarks, service marks, and copyrights related to its respective indexes.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance may be obtained by visiting www.russelletfs.com/Products.

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,063.80	$1,024.00
Expenses Paid During Period*	$1.03	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell 1000 Low Beta ETF	3

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 11.0%
Amazon.com, Inc. (Æ)	18	5
Apollo Group, Inc. Class A (Æ)	1,240	36
Avon Products, Inc.	716	11
Chico’s FAS, Inc.	1,029	19
Costco Wholesale Corp.	1,017	102
Dollar General Corp. (Æ)	943	49
Family Dollar Stores, Inc.	936	62
ITT Educational Services, Inc. (Æ)	44	1
JC Penney Co., Inc.	913	22
Las Vegas Sands Corp.	41	2
McDonald’s Corp.	243	22
MGM Resorts International (Æ)	389	4
Mondelez International, Inc.	757	31
priceline.com, Inc. (Æ)	118	73
Royal Caribbean Cruises, Ltd.	1,005	30
Sears Holdings Corp. (Æ)	108	6
Starwood Hotels & Resorts Worldwide, Inc. (ö)	128	7
Tractor Supply Co.	49	5
Wal-Mart Stores, Inc.	1,421	106
Wynn Resorts, Ltd.	40	5

		598

Consumer Staples - 26.0%
Altria Group, Inc.	2,909	97
Archer-Daniels-Midland Co.	1,788	49
Clorox Co. (The)	198	14
Coca-Cola Co. (The)	2,613	99
Coca-Cola Enterprises, Inc.	885	28
Colgate-Palmolive Co.	697	75
ConAgra Foods, Inc.	2,371	65
CVS Caremark Corp.	643	31
Dr Pepper Snapple Group, Inc.	61	3
Flowers Foods, Inc.	604	12
General Mills, Inc.	1,837	73
Herbalife, Ltd.	146	7
Hershey Co. (The)	497	35
HJ Heinz Co.	1,117	62
Kellogg Co.	1,088	56
Kimberly-Clark Corp.	1,200	103
Kroger Co. (The)	1,183	28
Lorillard, Inc.	689	80
Mead Johnson Nutrition Co. Class A	439	32
Molson Coors Brewing Co. Class B	426	19
PepsiCo, Inc.	1,396	99
Philip Morris International, Inc.	1,170	106
Procter & Gamble Co. (The)	1,373	95
Ralcorp Holdings, Inc. (Æ)	361	26
Reynolds American, Inc.	2,267	98
Safeway, Inc.	295	5
Sysco Corp.	388	12
Walgreen Co.	188	7

		1,416

	Principal Amount ($) or Shares	Market Value $
Energy - 4.3%
Cimarex Energy Co.	92	5
CONSOL Energy, Inc.	7	—	±
Denbury Resources, Inc. (Æ)	1,134	18
EOG Resources, Inc.	176	20
Exxon Mobil Corp.	1,075	99
Hess Corp.	132	7
Kosmos Energy, Ltd. (Æ)	3,783	43
Occidental Petroleum Corp.	186	16
QEP Resources, Inc.	85	3
Whiting Petroleum Corp. (Æ)	486	23

		234

Financial Services - 12.0%
Aflac, Inc.	1,097	53
American International Group, Inc. (Æ)	890	29
Apartment Investment & Management Co. Class A (ö)	299	8
Assurant, Inc.	125	5
AvalonBay Communities, Inc. (ö)	35	5
Berkshire Hathaway, Inc. Class B (Æ)	706	62
Boston Properties, Inc. (ö)	211	23
CBRE Group, Inc. Class A (Æ)	136	3
Citigroup, Inc.	1,118	37
Fifth Third Bancorp	5,375	82
First Republic Bank	2,966	102
Hartford Financial Services Group, Inc.	558	11
Host Hotels & Resorts, Inc. (ö)	911	15
Jefferies Group, Inc.	1,002	14
JPMorgan Chase & Co.	134	5
Leucadia National Corp.	353	8
Loews Corp.	421	17
Macerich Co. (The) (ö)	634	36
Morgan Stanley	476	8
Prologis, Inc. (ö)	1,157	41
Public Storage (ö)	15	2
St. Joe Co. (The) (Æ)	1,959	38
Visa, Inc. Class A	179	24
Wells Fargo & Co.	810	28

		656

Health Care - 24.4%
Abbott Laboratories	1,533	105
Aetna, Inc.	131	5
Alere, Inc. (Æ)	96	2
Alexion Pharmaceuticals, Inc. (Æ)	332	38
Allergan, Inc.	1,049	96
Baxter International, Inc.	1,015	61
Biogen Idec, Inc. (Æ)	711	106
Bristol-Myers Squibb Co.	2,799	94
Catamaran Corp. (Æ)	116	11
Celgene Corp. (Æ)	433	33
Cigna Corp.	158	7
Eli Lilly & Co.	1,653	78
Endo Health Solutions, Inc. (Æ)	942	30
Express Scripts Holding Co. (Æ)	267	17
Forest Laboratories, Inc. (Æ)	1,427	51

4	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gilead Sciences, Inc. (Æ)	478	32
Illumina, Inc. (Æ)	124	6
Johnson & Johnson	1,587	109
Merck & Co., Inc.	2,408	109
Mylan, Inc. (Æ)	861	21
Myriad Genetics, Inc. (Æ)	603	16
Perrigo Co.	648	75
Pfizer, Inc.	4,408	110
Stryker Corp.	144	8
UnitedHealth Group, Inc.	1,425	79
VCA Antech, Inc. (Æ)	482	10
Vertex Pharmaceuticals, Inc. (Æ)	66	4
Zimmer Holdings, Inc.	265	18

		1,331

Materials and Processing - 3.5%
Allied Nevada Gold Corp. (Æ)	1,084	42
Royal Gold, Inc.	405	40
Southern Copper Corp.	1,053	36
Tahoe Resources, Inc. (Æ)	3,246	67
Westlake Chemical Corp.	110	8

		193

Producer Durables - 0.2%
RR Donnelley & Sons Co.	409	4
Terex Corp. (Æ)	326	8

		12

Technology - 6.4%
Ariba, Inc. (Æ)	442	20
Cognizant Technology Solutions Corp. Class A (Æ)	490	34
Concur Technologies, Inc. (Æ)	472	35
Google, Inc. Class A (Æ)	123	93
International Business Machines Corp.	497	102
Juniper Networks, Inc. (Æ)	772	13
LinkedIn Corp. Class A (Æ)	146	18
NCR Corp. (Æ)	74	2
NetApp, Inc. (Æ)	229	8
Rackspace Hosting, Inc. (Æ)	321	21

		346

Utilities - 11.8%
AT&T, Inc.	2,859	109
CenturyLink, Inc.	268	11
Entergy Corp.	585	41
Exelon Corp.	641	23
FirstEnergy Corp.	1,869	82
MetroPCS Communications, Inc. (Æ)	1,733	20
NextEra Energy, Inc.	572	40
NRG Energy, Inc.	1,043	22
PPL Corp.	3,164	92
Southern Co.	2,089	96

	Principal Amount ($) or Shares		Market Value $
Verizon Communications, Inc.	2,331		106

			642

Total Common Stocks (cost $5,192)			5,428

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	4,506	(¥)	5

Total Short-Term Investments (cost $5)			5

Total Investments - 99.7% (identified cost $5,197)			5,433

Other Assets and Liabilities, Net - 0.3%			19

Net Assets - 100.0%			5,452

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Beta ETF	5

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$598	$—	$—	$598	11.0
Consumer Staples	1,416	—	—	1,416	26.0
Energy	234	—	—	234	4.3
Financial Services	656	—	—	656	12.0
Health Care	1,331	—	—	1,331	24.4
Materials and Processing	193	—	—	193	3.5
Producer Durables	12	—	—	12	0.2
Technology	346	—	—	346	6.4
Utilities	642	—	—	642	11.8
Short-Term Investments	—	5	—	5	0.1

Total Investments	$5,428	$5	$—	$5,433	99.7

Other Assets and Liabilities, Net					0.3

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

6	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$5,197
Investments, at market*	5,433
Receivables:
Dividends	27
Investments sold	137

Total assets	5,597

Liabilities
Payables:
Investments purchased	138
Accrued fees to affiliates	7

Total liabilities	145

Net Assets	$5,452

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(28)
Accumulated net realized gain (loss)	1,593
Unrealized appreciation (depreciation) on investments	236
Additional paid-in capital	3,651

Net Assets	$5,452

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$54.52
Net assets	$5,451,942
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$5

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Beta ETF	7

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$327

Total investment income	327

Expenses
Management fees	66
Expense reductions	(39)

Net expenses	27

Net investment income (loss)	300

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4
In-kind redemptions	1,735

Net realized gain (loss)	1,739
Net change in unrealized appreciation (depreciation) on investments	(800)

Net realized and unrealized gain (loss)	939

Net Increase (Decrease) in Net Assets from Operations	$1,239

See accompanying notes which are an integral part of the financial statements.

8	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$300	$115
Net realized gain (loss)	1,739	(146)
Net change in unrealized appreciation (depreciation)	(800)	1,036

Net increase (decrease) in net assets from operations	1,239	1,005

Distributions
From net investment income	(344)	(99)

Net decrease in net assets from distributions	(344)	(99)

Share Transactions
Net increase (decrease) in net assets from share transactions	(32,127)	35,778

Total Net Increase (Decrease) in Net Assets	(31,232)	36,684

Net Assets
Beginning of period	36,684	—

End of period	$5,452	$36,684

Undistributed (overdistributed) net investment income included in net assets	$(28)	$16

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Beta ETF	9

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	52.40	.59	2.74	3.33	(1.21)	(1.21)
March 31, 2012**	49.35	.87	2.88	3.75	(.70)	(.70)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

10	Russell 1000 Low Beta ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
54.52	6.38	5,452	.49	.20	2.22	17
52.40	7.76	36,684	.79	.31	2.13	39

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Beta ETF	11

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$983.10	$1,024.00
Expenses Paid During Period*	$0.99	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

12	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 14.7%
BorgWarner, Inc. (Æ)	1,313	91
Ford Motor Co.	9,630	96
Fortune Brands Home & Security, Inc. (Æ)	406	11
Gap, Inc. (The)	116	4
General Motors Co. (Æ)	1,107	25
Harley-Davidson, Inc.	1,728	73
Home Depot, Inc.	15	1
Jarden Corp. (Æ)	1,342	71
Johnson Controls, Inc.	2,379	65
Lennar Corp. Class A	2,689	94
Nike, Inc. Class B	916	87
PulteGroup, Inc. (Æ)	857	13
Toll Brothers, Inc. (Æ)	1,814	60
Whirlpool Corp.	257	21

		712

Energy - 9.8%
CARBO Ceramics, Inc.	65	4
Cheniere Energy, Inc. (Æ)	430	7
Chevron Corp.	840	98
ConocoPhillips	1,439	82
Exxon Mobil Corp.	1,080	98
Nabors Industries, Ltd. (Æ)	266	4
National Oilwell Varco, Inc.	295	24
Oceaneering International, Inc.	320	18
Schlumberger, Ltd.	1,325	96
Spectra Energy Corp.	1,431	42

		473

Financial Services - 10.9%
American International Group, Inc. (Æ)	2,902	95
Bank of America Corp.	4,521	40
Berkshire Hathaway, Inc. Class B (Æ)	394	35
Citigroup, Inc.	1,172	38
Goldman Sachs Group, Inc. (The)	433	49
JPMorgan Chase & Co.	2,056	83
Mastercard, Inc. Class A	218	99
US Bancorp	258	9
Wells Fargo & Co.	2,343	81

		529

Health Care - 0.2%
AMERIGROUP Corp. Class A (Æ)	133	12

Materials and Processing - 12.7%
CF Industries Holdings, Inc.	218	48
Dow Chemical Co. (The)	2,554	74
Ecolab, Inc.	1,345	87
EI du Pont de Nemours & Co.	1,805	91
LyondellBasell Industries NV Class A	1,754	91
Nucor Corp.	2,487	96
Owens Corning (Æ)	1,136	38
Praxair, Inc.	282	29
Rockwood Holdings, Inc.	801	37

	Principal Amount ($) or Shares	Market Value $
Timken Co.	641	24

		615

Producer Durables - 27.4%
3M Co.	1,023	95
Boeing Co. (The)	206	14
Caterpillar, Inc.	1,094	94
Cooper Industries PLC	153	11
CSX Corp.	891	18
Cummins, Inc.	250	23
Danaher Corp.	1,697	94
Deere & Co.	1,198	99
Dover Corp.	698	42
Eaton Corp.	1,161	55
Flowserve Corp.	270	34
General Electric Co.	4,444	102
Illinois Tool Works, Inc.	1,579	94
Ingersoll-Rand PLC	2,069	93
Itron, Inc. (Æ)	351	15
Nordson Corp.	224	13
Norfolk Southern Corp.	710	45
PACCAR, Inc.	64	3
Quanta Services, Inc. (Æ)	746	18
Tyco International, Ltd.	1,093	61
Union Pacific Corp.	753	89
United Parcel Service, Inc. Class B	1,199	86
United Rentals, Inc. (Æ)	1,207	39
URS Corp.	380	13
Xerox Corp.	7,755	57
Xylem, Inc.	707	18

		1,325

Technology - 24.2%
Apple, Inc.	143	95
Ariba, Inc. (Æ)	1,864	84
Cisco Systems, Inc.	2,565	49
Corning, Inc.	4,549	60
Hewlett-Packard Co.	1,375	23
Intel Corp.	4,318	98
International Business Machines Corp.	482	100
Intuit, Inc.	1,578	93
KLA-Tencor Corp.	1,431	68
Lam Research Corp. (Æ)	2,379	76
Maxim Integrated Products, Inc.	1,504	40
Microchip Technology, Inc.	1,871	61
Micron Technology, Inc. (Æ)	9,108	55
Microsoft Corp.	3,197	95
Oracle Corp.	1,977	62
QUALCOMM, Inc.	1,547	97
Splunk, Inc. (Æ)	226	8
Western Digital Corp.	218	8

		1,172

Total Common Stocks (cost $5,015)		4,838

Russell 1000 High Beta ETF	13

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	5,950	(¥)	6

Total Short-Term Investments (cost $6)			6

Total Investments - 100.0% (identified cost $5,021)			4,844

Other Assets and Liabilities, Net - (0.0%)			(—	)±

Net Assets - 100.0%			4,844

See accompanying notes which are an integral part of the financial statements.

14	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$712	$—	$—	$712	14.7
Energy	473	—	—	473	9.8
Financial Services	529	—	—	529	10.9
Health Care	12	—	—	12	0.2
Materials and Processing	615	—	—	615	12.7
Producer Durables	1,325	—	—	1,325	27.4
Technology	1,172	—	—	1,172	24.2
Short-Term Investments	—	6	—	6	0.1

Total Investments	$4,838	$6	$—	$4,844	100.0

Other Assets and Liabilities, Net					(—	)*

					100.0

*	Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Beta ETF	15

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$5,021
Investments, at market*	4,844
Receivables:
Dividends	6
Investments sold	592

Total assets	5,442

Liabilities
Payables:
Investments purchased	596
Accrued fees to affiliates	2

Total liabilities	598

Net Assets	$4,844

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4
Accumulated net realized gain (loss)	(707)
Unrealized appreciation (depreciation) on investments	(177)
Additional paid-in capital	5,724

Net Assets	$4,844

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$48 .44
Net assets	$4,843,597
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$6

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

16	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$46

Total investment income	46

Expenses
Management fees	12
Expense reductions	(7)

Net expenses	5

Net investment income (loss)	41

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(132)
In-kind investments	515

Net realized gain (loss)	383
Net change in unrealized appreciation (depreciation) on investments	(340)

Net realized and unrealized gain (loss)	43

Net Increase (Decrease) in Net Assets from Operations	$84

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Beta ETF	17

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	For the Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$41	$140
Net realized gain (loss)	383	(1,356)
Net change in unrealized appreciation (depreciation)	(340)	163

Net increase (decrease) in net assets from operations	84	(1,053)

Distributions
From net investment income	(40)	(137)

Net decrease in net assets from distributions	(40)	(137)

Share Transactions
Net increase (decrease) in net assets from share transactions	(169)	6,159

Total Net Increase (Decrease) in Net Assets	(125)	4,969

Net Assets
Beginning of period	4,969	—

End of period	$4,844	$4,969

Undistributed (overdistributed) net investment income included in net assets	$4	$3

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

18	Russell 1000 High Beta ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	49.69	.40	(1.25)	(.85)	(.40)	(.40)
March 31, 2012**	49.48	.50	.38	.88	(.67)	(.67)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

20	Russell 1000 High Beta ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
48.44	(1.69)	4,844	.49	.20	1.69	79
49.69	1.95	4,969	.80	.39	1.34	122

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Beta ETF	21

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,042.90	$1,024.00
Expenses Paid During Period*	$1.02	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

22	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 10.0%
Cablevision Systems Corp. Class A	14,305	227
Costco Wholesale Corp.	3,678	368
Genuine Parts Co.	4,528	276
Macy’s, Inc.	161	6
Marriott International, Inc. Class A	6,967	272
McDonald’s Corp.	5,869	538
Mondelez International, Inc.	15,006	620
News Corp. Class A	8,632	212
Time Warner, Inc.	1,713	78
Walt Disney Co. (The)	10,979	575

		3,172

Consumer Staples - 17.0%
Clorox Co. (The)	2,709	195
Coca-Cola Co. (The)	15,683	595
Colgate-Palmolive Co.	2,581	277
General Mills, Inc.	15,258	608
HJ Heinz Co.	10,653	596
Kellogg Co.	12,142	627
Kimberly-Clark Corp.	7,259	623
PepsiCo, Inc.	8,133	576
Philip Morris International, Inc.	6,932	623
Procter & Gamble Co. (The)	8,718	605
Sysco Corp.	2,634	82

		5,407

Energy - 7.1%
Apache Corp.	2,508	217
Cameron International Corp. (Æ)	1,676	94
Chevron Corp.	5,436	634
Exxon Mobil Corp.	6,967	636
Marathon Oil Corp.	6,210	184
Murphy Oil Corp.	1,075	58
Occidental Petroleum Corp.	3,836	330
Spectra Energy Corp.	486	14
Sunoco, Inc.	2,164	101
Williams Cos., Inc. (The)	136	5

		2,273

Financial Services - 7.9%
American Capital, Ltd. (Æ)	7,161	81
Aon PLC	3,265	171
Franklin Resources, Inc.	929	116
Hartford Financial Services Group, Inc.	33,082	643
Host Hotels & Resorts, Inc. (ö)	30,451	489
Invesco, Ltd.	1,117	28
Jones Lang LaSalle, Inc.	2,667	204
MetLife, Inc.	3,807	131
Prudential Financial, Inc.	685	37
Taubman Centers, Inc. (ö)	346	27
Waddell & Reed Financial, Inc. Class A	8,986	294
Wells Fargo & Co.	8,368	289

		2,510

	Principal Amount ($) or Shares	Market Value $
Health Care - 18.0%
Abbott Laboratories	9,196	630
AMERIGROUP Corp. Class A (Æ)	6,236	570
Baxter International, Inc.	6,929	418
Becton Dickinson and Co.	5,682	446
Bristol-Myers Squibb Co.	13,671	461
Brookdale Senior Living, Inc. Class A (Æ)	8,118	188
CR Bard, Inc.	2,490	261
Dentsply International, Inc.	15,102	576
Eli Lilly & Co.	13,506	641
Henry Schein, Inc. (Æ)	6,289	499
Johnson & Johnson	9,278	640
Merck & Co., Inc.	3,104	140
Mylan, Inc. (Æ)	3,765	92
Pfizer, Inc.	4,801	119
Stryker Corp.	1,068	59

		5,740

Materials and Processing - 2.3%
Dow Chemical Co. (The)	2,867	83
Eastman Chemical Co.	3,134	179
Rockwood Holdings, Inc.	10,079	469

		731

Producer Durables - 10.3%
3M Co.	6,381	591
Accenture PLC Class A	516	36
Automatic Data Processing, Inc.	6,001	352
Caterpillar, Inc.	5,219	449
Cintas Corp.	14,294	593
Cooper Industries PLC	46	3
General Electric Co.	8,073	183
KBR, Inc.	6,503	194
Manitowoc Co., Inc. (The)	6,990	93
Paychex, Inc.	2,261	75
United Parcel Service, Inc. Class B	7,701	551
United Technologies Corp.	2,018	158

		3,278

Technology - 7.8%
Amdocs, Ltd.	11,148	368
Apple, Inc.	270	180
Ariba, Inc. (Æ)	14,305	641
Cadence Design Systems, Inc. (Æ)	1,692	22
International Business Machines Corp.	2,976	617
Jabil Circuit, Inc.	9,810	184
Microsoft Corp.	12,821	382
QUALCOMM, Inc.	1,391	87
SBA Communications Corp. Class A (Æ)	260	16

		2,497

Utilities - 19.2%
American Electric Power Co., Inc.	9,974	438
AT&T, Inc.	16,735	632
CenturyLink, Inc.	7,595	307
Consolidated Edison, Inc.	6,034	361

Russell 1000 Low Volatility ETF	23

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Dominion Resources, Inc.	8,412		445
Duke Energy Corp.	8,736		566
Edison International	1,090		50
Entergy Corp.	4,166		289
Great Plains Energy, Inc.	6,313		141
ONEOK, Inc.	7,866		380
Pepco Holdings, Inc.	14,647		277
Public Service Enterprise Group, Inc.	570		18
SCANA Corp.	1,435		69
Sempra Energy	1,544		100
Southern Co.	12,620		582
Verizon Communications, Inc.	13,784		628
Windstream Corp.	5,831		59
Wisconsin Energy Corp.	5,105		192
Xcel Energy, Inc.	21,092		584

			6,118

Total Common Stocks (cost $30,635)			31,726

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	36,376	(¥)	36

Total Short-Term Investments (cost $36)			36

Total Investments - 99.7% (identified cost $30,671)			31,762

Other Assets and Liabilities, Net - 0.3%			96

Net Assets - 100.0%			31,858

See accompanying notes which are an integral part of the financial statements.

24	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$3,172	$—	$—	$3,172	10.0
Consumer Staples	5,407	—	—	5,407	17.0
Energy	2,273	—	—	2,273	7.1
Financial Services	2,510	—	—	2,510	7.9
Health Care	5,740	—	—	5,740	18.0
Materials and Processing	731	—	—	731	2.3
Producer Durables	3,278	—	—	3,278	10.3
Technology	2,497	—	—	2,497	7.8
Utilities	6,118	—	—	6,118	19.2
Short-Term Investments	—	36	—	36	0.1

Total Investments	$31,726	$36	$—	$31,762	99.7

Other Assets and Liabilities, Net					0.3

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Volatility ETF	25

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$30,671
Investments, at market*	31,762
Receivables:
Dividends	120
Investments sold	1,913

Total assets	33,795

Liabilities
Payables:
Investments purchased	1,916
Accrued fees to affiliates	21

Total liabilities	1,937

Net Assets	$31,858

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(27)
Accumulated net realized gain (loss)	1,677
Unrealized appreciation (depreciation) on investments	1,091
Additional paid-in capital	29,117

Net Assets	$31,858

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$53.10
Net assets	$31,858,040
Shares outstanding ($.001 par value)	600,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$36

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

26	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$890

Total investment income	890

Expenses
Management fees	166
Expense reductions	(98)

Net expenses	68

Net investment income (loss)	822

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(753)
In-kind investments	3,702

Net realized gain (loss)	2,949
Net change in unrealized appreciation (depreciation) on investments	(739)

Net realized and unrealized gain (loss)	2,210

Net Increase (Decrease) in Net Assets from Operations	$3,032

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Volatility ETF	27

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$822	$741
Net realized gain (loss)	2,949	(1,811)
Net change in unrealized appreciation (depreciation)	(739)	1,830

Net increase (decrease) in net assets from operations	3,032	760

Distributions
From net investment income	(898)	(692)

Net decrease in net assets from distributions	(898)	(692)

Share Transactions
Net increase (decrease) in net assets from share transactions	(42,811)	72,467

Total Net Increase (Decrease) in Net Assets	(40,677)	72,535

Net Assets
Beginning of period	72,535	—

End of period	$31,858	$72,535

Undistributed (overdistributed) net investment income included in net assets	$(27)	$49

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

28	Russell 1000 Low Volatility ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	51.81	.63	1.58	2.21	(.92)	(.92)
March 31, 2012**	49.51	1.03	2.08	3.11	(.81)	(.81)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

30	Russell 1000 Low Volatility ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
53.10	4.29	31,858	.49	.20	2.43	47
51.81	6.41	72,535	.77	.33	2.52	79

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Volatility ETF	31

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value	$1,000.00	$1,000.00
April 1, 2012
Ending Account Value	$1,005.80	$1,024.00
September 30, 2012
Expenses Paid During Period*	$1.01	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

32	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 17.4%
Amazon.com, Inc. (Æ)	394	101
Apollo Group, Inc. Class A (Æ)	285	8
Avon Products, Inc.	1,457	23
Bed Bath & Beyond, Inc. (Æ)	156	10
Deckers Outdoor Corp. (Æ)	6	—	±
Dollar General Corp. (Æ)	727	37
DR Horton, Inc.	68	1
Fortune Brands Home & Security, Inc. (Æ)	1,179	32
General Motors Co. (Æ)	3,646	83
HomeAway, Inc. (Æ)	655	15
Las Vegas Sands Corp.	681	32
Lowe’s Cos., Inc.	1,674	51
Michael Kors Holdings, Ltd. (Æ)	456	24
Netflix, Inc. (Æ)	68	4
Nike, Inc. Class B	986	94
Pandora Media, Inc. (Æ)	2,166	24
PulteGroup, Inc. (Æ)	3,501	54
Sirius XM Radio, Inc. (Æ)	20,116	52
Starbucks Corp.	1,679	85
Tempur-Pedic International, Inc. (Æ)	157	5
Tesla Motors, Inc. (Æ)	691	20
TJX Cos., Inc.	309	14
Tractor Supply Co.	134	13
Ulta Salon Cosmetics & Fragrance, Inc.	256	25
Wal-Mart Stores, Inc.	705	52
Yum! Brands, Inc.	163	11

		870

Consumer Staples - 1.7%
Fresh Market, Inc. (The) (Æ)	103	6
Green Mountain Coffee Roasters, Inc. (Æ)	220	5
Monster Beverage Corp. (Æ)	613	33
Walgreen Co.	1,053	39

		83

Energy - 15.3%
Alpha Natural Resources, Inc. (Æ)	2,352	15
Baker Hughes, Inc.	572	26
Cabot Oil & Gas Corp.	1,607	72
CARBO Ceramics, Inc.	56	4
Chesapeake Energy Corp.	1,887	36
Chevron Corp.	856	101
CONSOL Energy, Inc.	170	5
EQT Corp.	91	5
EXCO Resources, Inc.	2,802	22
Exxon Mobil Corp.	1,008	93
FMC Technologies, Inc. (Æ)	291	13
HollyFrontier Corp.	830	34
Kinder Morgan, Inc.	1,954	69
Laredo Petroleum Holdings, Inc. (Æ)	705	15
National Oilwell Varco, Inc.	37	3
Occidental Petroleum Corp.	633	54
Phillips 66 Class W (Æ)	50	2
Range Resources Corp.	605	42
RPC, Inc.	726	9

	Principal Amount ($) or Shares	Market Value $
Schlumberger, Ltd.	1,285	94
Southwestern Energy Co. (Æ)	263	9
Ultra Petroleum Corp. (Æ)	1,046	23
Valero Energy Corp.	521	17
Walter Energy, Inc. Class A	103	3

		766

Financial Services - 17.7%
American International Group, Inc. (Æ)	490	16
Bank of America Corp.	8,678	77
Bank of New York Mellon Corp. (The)	1,370	31
Berkshire Hathaway, Inc. Class B (Æ)	448	40
Citigroup, Inc.	1,163	38
CME Group, Inc. Class A	355	20
Fifth Third Bancorp	1,999	31
Goldman Sachs Group, Inc. (The)	702	80
Howard Hughes Corp. (The) (Æ)	97	7
JPMorgan Chase & Co.	2,450	100
Mastercard, Inc. Class A	207	93
MBIA, Inc. (Æ)	1,378	14
PNC Financial Services Group, Inc.	1,175	74
St. Joe Co. (The) (Æ)	459	9
Thomson Reuters Corp.	153	4
US Bancorp	1,170	40
Vantiv, Inc. Class A (Æ)	656	14
Visa, Inc. Class A	740	100
Wells Fargo & Co.	2,736	94

		882

Health Care - 6.9%
Aetna, Inc.	1,416	56
Alexion Pharmaceuticals, Inc. (Æ)	403	46
Catamaran Corp. (Æ)	664	65
Cooper Cos., Inc. (The)	55	5
Health Net, Inc. (Æ)	833	19
Illumina, Inc. (Æ)	138	7
Onyx Pharmaceuticals, Inc. (Æ)	300	25
Regeneron Pharmaceuticals, Inc. (Æ)	54	8
UnitedHealth Group, Inc.	1,225	69
Vertex Pharmaceuticals, Inc. (Æ)	534	30
Watson Pharmaceuticals, Inc. Class B (Æ)	26	2
WellPoint, Inc.	198	11

		343

Materials and Processing - 10.0%
Allied Nevada Gold Corp. (Æ)	1,191	47
Fastenal Co.	1,645	71
LyondellBasell Industries NV Class A	71	4
Molycorp, Inc. (Æ)	357	4
Monsanto Co.	1,064	97
Newmont Mining Corp.	1,814	101
Polypore International, Inc. (Æ)	301	11
Royal Gold, Inc.	1,047	104
Southern Copper Corp.	910	31
Tahoe Resources, Inc. (Æ)	1,494	30

		500

Russell 1000 High Volatility ETF	33

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 8.7%
Caterpillar, Inc.	275	24
CNH Global NV (Æ)	571	22
Danaher Corp.	599	33
Delta Air Lines, Inc. (Æ)	2,902	27
Emerson Electric Co.	1,864	90
General Electric Co.	4,512	102
Navistar International Corp. (Æ)	38	1
Union Pacific Corp.	769	91
United Continental Holdings, Inc. (Æ)	2,256	44

		434

Technology - 19.6%
Advanced Micro Devices, Inc. (Æ)	1,895	6
Apple, Inc.	146	97
Brocade Communications Systems, Inc. (Æ)	1,953	12
Cisco Systems, Inc.	508	10
EMC Corp. (Æ)	2,630	72
Facebook, Inc. Class A (Æ)	4,816	103
Fortinet, Inc. (Æ)	47	1
Google, Inc. Class A (Æ)	134	101
Groupon, Inc. Class A (Æ)	1,446	7
Hewlett-Packard Co.	1,737	30
Intel Corp.	3,230	73
International Business Machines Corp.	129	27
Lambda TD Software, Inc. (Æ)	1,322	14
Micron Technology, Inc. (Æ)	708	4
Microsoft Corp.	3,018	90
NetApp, Inc. (Æ)	1,009	33
Nuance Communications, Inc. (Æ)	774	19
NVIDIA Corp. (Æ)	1,199	16
Oracle Corp.	3,021	95
Polycom, Inc. (Æ)	357	4
Red Hat, Inc. (Æ)	457	26
Salesforce.com, Inc. (Æ)	177	27
VeriFone Systems, Inc. (Æ)	537	15
VMware, Inc. Class A (Æ)	655	63
Western Digital Corp.	470	18
Zynga, Inc. Class A (Æ)	7,036	20

		983

Utilities - 2.5%
Clearwire Corp. Class A (Æ)	15,206	21
Frontier Communications Corp.	4,618	23
NII Holdings, Inc. (Æ)	1,620	13
Sprint Nextel Corp. (Æ)	12,116	66

		123

Total Common Stocks (cost $4,658)		4,984

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	4,082	(¥)	4

Total Short-Term Investments (cost $4)			4

Total Investments - 99.9% (identified cost $4,662)			4,988

Other Assets and Liabilities, Net - 0.1%			4

Net Assets - 100.0%			4,992

See accompanying notes which are an integral part of the financial statements.

34	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$870	$—	$—	$870	17.4
Consumer Staples	83	—	—	83	1.7
Energy	766	—	—	766	15.3
Financial Services	882	—	—	882	17.7
Health Care	343	—	—	343	6.9
Materials and Processing	500	—	—	500	10.0
Producer Durables	434	—	—	434	8.7
Technology	983	—	—	983	19.6
Utilities	123	—	—	123	2.5
Short-Term Investments	—	4	—	4	0.1

Total Investments	$4,984	$4	$—	$4,988	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Volatility ETF	35

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,662
Investments, at market*	4,988
Receivables:
Dividends	3
Investments sold	167

Total assets	5,158

Liabilities
Payables:
Investments purchased	164
Accrued fees to affiliates	2

Total liabilities	166

Net Assets	$4,992

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$—
Accumulated net realized gain (loss)	(714)
Unrealized appreciation (depreciation) on investments	326
Additional paid-in capital	5,380

Net Assets	$4,992

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$49.92
Net assets	$4,992,246
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$4

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

36	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$33

Total investment income	33

Expenses
Management fees	12
Expense reductions	(7)

Net expenses	5

Net investment income (loss)	28

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(71)
Net change in unrealized appreciation (depreciation) on investments	71

Net realized and unrealized gain (loss)	—

Net Increase (Decrease) in Net Assets from Operations	$28

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Volatility ETF	37

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$28	$50
Net realized gain (loss)	(71)	(1,254)
Net change in unrealized appreciation (depreciation)	71	255

Net increase (decrease) in net assets from operations	28	(949)

Distributions
From net investment income	(30)	(48)

Net decrease in net assets from distributions	(30)	(48)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	5,991

Total Net Increase (Decrease) in Net Assets	(2)	4,994

Net Assets
Beginning of period	4,994	—

End of period	$4,992	$4,994

Undistributed (overdistributed) net investment income included in net assets	$—	$2

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

38	Russell 1000 High Volatility ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	49.94	.28	(.01)	.27	(.29)	(.29)
March 31, 2012**	49.82	.39	.21	.60	(.48)	(.48)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

40	Russell 1000 High Volatility ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
49.92	.58	4,992	.49	.20	1.16	46
49.94	1.32	4,994	.83	.38	1.00	102

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Volatility ETF	41

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,036.40	$1,024.00
Expenses Paid During Period*	$1.02	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

42	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 25.7%
American Eagle Outfitters, Inc.	62	1
Carter’s, Inc. (Æ)	169	9
CBS Corp. Class B	1,859	68
Charter Communications, Inc. Class A (Æ)	15	1
Comcast Corp. Class A	2,983	107
DISH Network Corp. Class A	58	2
Dollar Tree, Inc. (Æ)	619	30
eBay, Inc. (Æ)	938	45
Estee Lauder Cos., Inc. (The) Class A	69	4
Expedia, Inc.	271	16
Foot Locker, Inc.	63	2
Gap, Inc. (The)	573	21
GateHouse Media, Inc. Class A (Æ)	128	8
Home Depot, Inc.	1,683	102
Hyatt Hotels Corp. Class A (Æ)	6	—	±
Interpublic Group of Cos., Inc. (The)	585	7
Lennar Corp. Class A	1,835	64
Liberty Media Corp. - Interactive (Æ)	1,009	19
Liberty Media Corp. - Liberty Capital Class A (Æ)	80	8
Limited Brands, Inc.	428	21
LKQ Corp. (Æ)	2,708	50
Lowe’s Cos., Inc.	468	14
Macy’s, Inc.	1,500	56
Mondelez International, Inc.	764	32
News Corp. Class A	3,315	81
O’Reilly Automotive, Inc. (Æ)	333	28
priceline.com, Inc. (Æ)	89	55
PulteGroup, Inc. (Æ)	6,413	99
Sally Beauty Holdings, Inc. (Æ)	247	6
Starbucks Corp.	230	12
Target Corp.	96	6
Time Warner Cable, Inc.	39	4
Time Warner, Inc.	303	14
TJX Cos., Inc.	1,599	72
TripAdvisor, Inc. (Æ)	111	4
Ulta Salon Cosmetics & Fragrance, Inc.	26	3
VF Corp.	299	48
Viacom, Inc. Class B	236	13
Wal-Mart Stores, Inc.	1,321	97
Walt Disney Co. (The)	2,052	107
Wyndham Worldwide Corp.	371	19
Yum! Brands, Inc.	368	24

		1,379

Consumer Staples - 7.5%
Altria Group, Inc.	2,861	96
Church & Dwight Co., Inc.	328	18
CVS Caremark Corp.	1,095	53
GNC Holdings, Inc. Class A	148	6
Lorillard, Inc.	116	14
Monster Beverage Corp. (Æ)	283	15
Philip Morris International, Inc.	1,166	104
Procter & Gamble Co. (The)	539	37
Reynolds American, Inc.	1,265	55

	Principal Amount ($) or Shares	Market Value $
Whole Foods Market, Inc.	66	6

		404

Energy - 2.6%
Chevron Corp.	436	51
Kinder Morgan, Inc.	501	18
Marathon Oil Corp.	475	14
Occidental Petroleum Corp.	21	2
Phillips 66 Class W (Æ)	339	16
Plains Exploration & Production Co. (Æ)	253	9
Williams Cos., Inc. (The)	842	29

		139

Financial Services - 18.2%
Alliance Data Systems Corp. (Æ)	228	32
Allied World Assurance Co. Holdings AG	814	63
American Express Co.	432	25
American International Group, Inc. (Æ)	343	11
BB&T Corp.	683	23
Berkshire Hathaway, Inc. Class B (Æ)	278	25
Capital One Financial Corp.	53	3
Cincinnati Financial Corp.	132	5
CoreLogic, Inc. (Æ)	291	8
Discover Financial Services	1,515	60
Duke Realty Corp. (ö)	374	5
Equity Residential (ö)	186	11
Everest Re Group, Ltd.	78	8
Extra Space Storage, Inc. (ö)	363	12
Franklin Resources, Inc.	143	18
General Growth Properties, Inc. (ö)	763	15
Health Care REIT, Inc. (ö)	166	10
JPMorgan Chase & Co.	198	8
Kimco Realty Corp. (ö)	218	4
Lender Processing Services, Inc.	1,065	30
Mastercard, Inc. Class A	237	106
Morgan Stanley	460	8
Prologis, Inc. (ö)	391	14
Prudential Financial, Inc.	11	1
Public Storage (ö)	80	11
Regions Financial Corp.	1,524	11
Simon Property Group, Inc. (ö)	280	43
Taubman Centers, Inc. (ö)	324	25
Travelers Cos., Inc. (The)	753	51
US Bancorp	3,173	108
Ventas, Inc. (ö)	216	13
Visa, Inc. Class A	686	92
Wells Fargo & Co.	3,096	107
XL Group PLC Class A	294	7

		973

Health Care - 15.3%
Abbott Laboratories	1,160	80
Alexion Pharmaceuticals, Inc. (Æ)	748	86
Allergan, Inc.	155	14
Amgen, Inc.	492	41
Ariad Pharmaceuticals, Inc. (Æ)	248	6
Biogen Idec, Inc. (Æ)	461	69

Russell 1000 High Momentum ETF	43

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bristol-Myers Squibb Co.	2,255	76
Catamaran Corp. (Æ)	525	51
Covidien PLC	15	1
Gilead Sciences, Inc. (Æ)	410	27
Intuitive Surgical, Inc. (Æ)	72	36
Johnson & Johnson	615	42
Medivation, Inc. (Æ)	470	26
Merck & Co., Inc.	2,376	107
Pfizer, Inc.	4,401	110
Regeneron Pharmaceuticals, Inc. (Æ)	327	50

		822

Materials and Processing - 3.4%
Airgas, Inc.	40	3
Brown-Forman Corp. Class B - ADR (Æ)	382	26
Fastenal Co.	376	16
LyondellBasell Industries NV Class A	407	21
Monsanto Co.	91	8
Praxair, Inc.	176	18
Sherwin-Williams Co. (The)	359	54
Tahoe Resources, Inc. (Æ)	1,724	35

		181

Producer Durables - 6.4%
Accenture PLC Class A	459	32
Automatic Data Processing, Inc.	649	38
Cooper Industries PLC	136	10
Copa Holdings SA Class A	43	3
General Electric Co.	4,856	111
Kansas City Southern	297	23
Manitowoc Co., Inc. (The)	776	10
Northrop Grumman Corp.	390	26
Textron, Inc.	33	1
TransDigm Group, Inc. (Æ)	39	6
Trimble Navigation, Ltd. (Æ)	93	4
Tyco International, Ltd.	88	5
Union Pacific Corp.	288	34
United Rentals, Inc. (Æ)	408	13
WW Grainger, Inc.	130	27

		343

Technology - 13.6%
Apple, Inc.	156	105
Ariba, Inc. (Æ)	118	5
Cisco Systems, Inc.	1,695	32
Concur Technologies, Inc. (Æ)	223	16
Dell, Inc.	1,541	15
EchoStar Corp. Class A (Æ)	121	3
EMC Corp. (Æ)	821	22
Equinix, Inc. (Æ)	347	71
IAC/InterActiveCorp	341	18
Intel Corp.	4,239	97
International Business Machines Corp.	515	108
Intuit, Inc.	242	14

	Principal Amount ($) or Shares		Market Value $
KLA-Tencor Corp.	416		20
Microsoft Corp.	2,426		72
Motorola Solutions, Inc.	48		2
NCR Corp. (Æ)	684		16
NetSuite, Inc. (Æ)	42		3
Nuance Communications, Inc. (Æ)	43		1
QUALCOMM, Inc.	723		45
SBA Communications Corp. Class A (Æ)	310		19
Skyworks Solutions, Inc. (Æ)	171		4
SolarWinds, Inc. (Æ)	310		17
Teradyne, Inc. (Æ)	137		2
Western Digital Corp.	351		14
Xilinx, Inc.	225		8

			729

Utilities - 6.9%
AES Corp. (The)	702		8
AT&T, Inc.	2,839		106
DTE Energy Co.	43		3
Duke Energy Corp.	345		22
NiSource, Inc.	1,793		46
ONEOK, Inc.	210		10
Sempra Energy	1,058		68
Verizon Communications, Inc.	2,316		106

			369

Total Common Stocks (cost $4,695)			5,339

Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Liberty Ventures (Æ) 2012 Rights	1		—	±

Total Warrants & Rights (cost $—)			—	±

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	4,366	(¥)	4

Total Short-Term Investments (cost $4)			4

Total Investments - 99.7% (identified cost $4,699)			5,343

Other Assets and Liabilities, Net - 0.3%			16

Net Assets - 100.0%			5,359

See accompanying notes which are an integral part of the financial statements.

44	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1		Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,379		$—	$—	$1,379		25.7
Consumer Staples	404		—	—	404		7.5
Energy	139		—	—	139		2.6
Financial Services	973		—	—	973		18.2
Health Care	822		—	—	822		15.3
Materials and Processing	181		—	—	181		3.4
Producer Durables	343		—	—	343		6.4
Technology	729		—	—	729		13.6
Utilities	369		—	—	369		6.9
Warrants & Rights	—	**	—	—	—	**	—	*
Short-Term Investments	—		4	—	4		0.1

Total Investments	$5,339		$4	$—	$5,343		99.7

Other Assets and Liabilities, Net							0.3

							100.0

*	Less than .05% of net assets.
**	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Momentum ETF	45

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,699
Investments, at market*	5,343
Receivables:
Dividends	8
Investments sold	215

Total assets	5,566

Liabilities
Payables:
Investments purchased	205
Accrued fees to affiliates	2

Total liabilities	207

Net Assets	$5,359

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2
Accumulated net realized gain (loss)	(614)
Unrealized appreciation (depreciation) on investments	644
Additional paid-in capital	5,327

Net Assets	$5,359

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$53.59
Net assets	$5,359,432
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$4

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

46	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$52

Total investment income	52

Expenses
Management fees	13
Expense reductions	(8)

Net expenses	5

Net investment income (loss)	47

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	66
Net unrealized appreciation (depreciation) on investments	75

Net realized and unrealized gain (loss)	141

Net Increase (Decrease) in Net Assets from Operations	$188

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Momentum ETF	47

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$47	$97
Net realized gain (loss)	66	(684)
Net change in unrealized appreciation (depreciation)	75	569

Net increase (decrease) in net assets from operations	188	(18)

Distributions
From net investment income	(46)	(95)

Net decrease in net assets from distributions	(46)	(95)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	5,330

Total Net Increase (Decrease) in Net Assets	142	5,217

Net Assets
Beginning of period	5,217	—

End of period	$5,359	$5,217

Undistributed (overdistributed) net investment income included in net assets	$2	$1

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

48	Russell 1000 High Momentum ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	52.17	.47	1.41	1.88	(.46)	(.46)
March 31, 2012**	49.89	.65	2.38	3.03	(.75)	(.75)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

50	Russell 1000 High Momentum ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
53.59	3.64	5,359	.49	.20	1.80	47
52.17	6.23	5,217	.82	.39	1.61	93

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Momentum ETF	51

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,038.20	$1,023.50
Expenses Paid During Period*	$1.53	$1.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

52	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 8.9%
AFC Enterprises, Inc. (Æ)	387	10
Barnes & Noble, Inc. (Æ)	548	7
Bon-Ton Stores, Inc. (The)	2,396	23
Bridgepoint Education, Inc. (Æ)	1,021	10
Buckle, Inc. (The)	119	5
Capella Education Co. (Æ)	125	4
Caribou Coffee Co., Inc. (Æ)	41	1
Cato Corp. (The) Class A	132	4
Children’s Place Retail Stores, Inc. (The) (Æ)	646	39
Citi Trends, Inc. (Æ)	354	5
Coinstar, Inc. (Æ)	379	17
Collective Brands, Inc. (Æ)	31	1
Conn’s, Inc. (Æ)	342	8
Elizabeth Arden, Inc. (Æ)	88	4
Francesca’s Holdings Corp. (Æ)	459	14
Fred’s, Inc. Class A	1,354	19
Fuel Systems Solutions, Inc. (Æ)	84	2
Gordmans Stores, Inc. (Æ)	206	4
HealthStream, Inc. (Æ)	576	16
hhgregg, Inc. (Æ)	384	3
Hot Topic, Inc.	1,408	12
HSN, Inc.	78	4
LeapFrog Enterprises, Inc. Class A (Æ)	664	6
Lincoln Educational Services Corp.	753	3
Lions Gate Entertainment Corp. (Æ)	692	11
MarineMax, Inc. (Æ)	3,302	27
Matthews International Corp. Class A	439	13
Monro Muffler Brake, Inc.	234	8
Nexstar Broadcasting Group, Inc. Class A (Æ)	2,952	31
Nutrisystem, Inc.	115	1
Orbitz Worldwide, Inc. (Æ)	1,877	5
QuinStreet, Inc. (Æ)	304	3
ReachLocal, Inc. (Æ)	1,573	20
Regis Corp.	261	5
Rent-A-Center, Inc. Class A	63	2
Saks, Inc. (Æ)	1,004	10
Sinclair Broadcast Group, Inc. Class A	2,354	26
Stamps.com, Inc. (Æ)	700	16
Stein Mart, Inc. (Æ)	3,553	30
Stewart Enterprises, Inc. Class A	359	3
Teavana Holdings, Inc. (Æ)	247	3
Town Sports International Holdings, Inc. (Æ)	435	5
Universal Technical Institute, Inc.	1,309	18
Valassis Communications, Inc. (Æ)	46	1
Viad Corp.	109	2
Wolverine World Wide, Inc.	181	8

		469

Consumer Staples - 13.6%
Andersons, Inc. (The)	383	14
B&G Foods, Inc. Class A	1,037	31
Casey’s General Stores, Inc.	702	40

	Principal Amount ($) or Shares	Market Value $
Chiquita Brands International, Inc. (Æ)	122	1
Fresh Del Monte Produce, Inc.	978	25
Hain Celestial Group, Inc. (The) (Æ)	745	47
Harris Teeter Supermarkets, Inc.	232	9
J&J Snack Foods Corp.	378	22
Lancaster Colony Corp.	574	42
Medifast, Inc. (Æ)	356	9
Nash Finch Co.	491	10
Peet’s Coffee & Tea, Inc. (Æ)	363	27
PetMed Express, Inc.	1,689	17
Pilgrim’s Pride Corp. (Æ)	365	2
Rite Aid Corp. (Æ)	1,488	2
Roundy’s, Inc.	17	—	±
Sanderson Farms, Inc.	1,506	67
Schiff Nutrition International, Inc. (Æ)	958	23
Smart Balance, Inc. (Æ)	3,201	39
Snyders-Lance, Inc.	332	8
Spartan Stores, Inc.	195	3
Star Scientific, Inc. (Æ)	3,639	13
TreeHouse Foods, Inc. (Æ)	69	4
United Natural Foods, Inc. (Æ)	620	36
Universal Corp.	1,597	81
USANA Health Sciences, Inc. (Æ)	408	19
Vector Group, Ltd.	5,799	96
WD-40 Co.	638	34

		721

Energy - 0.9%
BPZ Resources, Inc. (Æ)	4,328	12
Crimson Exploration, Inc. (Æ)	1,767	7
Kior, Inc. Class A (Æ)	276	3
Rex Energy Corp. (Æ)	326	4
Union Drilling, Inc. (Æ)	2,269	15
Venoco, Inc. (Æ)	489	6

		47

Financial Services - 24.3%
Amtrust Financial Services, Inc.	1,057	27
Argo Group International Holdings, Ltd.	104	3
ARMOUR Residential REIT, Inc. (ö)	5,816	45
Ashford Hospitality Trust, Inc. (ö)	4,157	35
BofI Holding, Inc. (Æ)	11	—	±
Capstead Mortgage Corp. (ö)	4,031	54
Cardtronics, Inc. (Æ)	2,397	71
Cedar Realty Trust, Inc. (ö)	1,726	9
Citizens, Inc. (Æ)	3,753	39
City Holding Co.	95	3
Colony Financial, Inc. (ö)	1,599	31
Columbia Banking System, Inc.	30	1
Coresite Realty Corp. Class A (ö)	133	4
CreXus Investment Corp. (ö)	2,240	24
DCT Industrial Trust, Inc. (ö)	4,070	26
DiamondRock Hospitality Co. (ö)	1,260	12
DuPont Fabros Technology, Inc. (ö)	675	17
Dynex Capital, Inc. (ö)	3,509	38
eHealth, Inc. (Æ)	498	9
Employers Holdings, Inc.	832	15

Russell 2000 Low Beta ETF	53

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Entertainment Properties Trust (ö)	138	6
Excel Trust, Inc. (ö)	1,662	19
Federal Agricultural Mortgage Corp. Class C	56	2
FelCor Lodging Trust, Inc. (Æ) (ö)	530	3
First Community Bancshares, Inc.	601	9
First Connecticut Bancorp, Inc.	897	12
First Financial Bancorp	309	5
First Financial Bankshares, Inc.	965	35
Getty Realty Corp. (ö)	286	5
Glacier Bancorp, Inc.	1,068	17
Gladstone Commercial Corp. (ö)	120	2
Glimcher Realty Trust (ö)	1,506	16
Government Properties Income Trust (ö)	999	23
Greenlight Capital Re, Ltd. Class A (Æ)	47	1
Hancock Holding Co.	834	26
Heartland Financial USA, Inc.	45	1
Higher One Holdings, Inc. (Æ)	742	10
Hilltop Holdings, Inc. (Æ)	490	6
Inland Real Estate Corp. (ö)	259	2
Investors Bancorp, Inc. (Æ)	934	17
MainSource Financial Group, Inc.	714	9
Meadowbrook Insurance Group, Inc.	723	6
MetroCorp Bancshares, Inc. (Æ)	42	1
MoneyGram International, Inc. (Æ)	141	2
Monmouth Real Estate Investment Corp. Class A (ö)	4,586	51
National Health Investors, Inc. (ö)	739	38
Nationstar Mortgage Holdings, Inc. (Æ)	2,262	75
NBT Bancorp, Inc.	122	3
Northwest Bancshares, Inc.	1,272	16
Ocwen Financial Corp. Class A (Æ)	325	9
Oritani Financial Corp.	807	12
Pebblebrook Hotel Trust (ö)	622	15
Pennsylvania Real Estate Investment Trust (ö)	866	14
PennyMac Mortgage Investment Trust (ö)	328	8
Potlatch Corp. (ö)	819	31
Prosperity Bancshares, Inc. (Æ)	1,189	51
RAIT Financial Trust (ö)	645	3
Ramco-Gershenson Properties Trust (ö)	247	3
Resource Capital Corp. (ö)	2,509	15
RLJ Lodging Trust (ö)	597	11
Sabra Health Care REIT, Inc. (ö)	959	19
Saul Centers, Inc. (ö)	102	5
Simmons First National Corp. Class A	1,812	44
Sterling Financial Corp.	948	21
Strategic Hotels & Resorts, Inc. (Æ) (ö)	5,729	35
Suffolk Bancorp (Æ)	431	6
Sunstone Hotel Investors, Inc. (Æ) (ö)	170	2
Tompkins Financial Corp.	1,062	43
UMB Financial Corp.	107	5
United Community Banks, Inc. (Æ)	1,310	11
Urstadt Biddle Properties, Inc. Class A (ö)	1,018	21
ViewPoint Financial Group, Inc.	357	7
Wilshire Bancorp, Inc. (Æ)	813	5
World Acceptance Corp. (Æ)	181	12

		1,289

	Principal Amount ($) or Shares	Market Value $
Health Care - 26.0%
Accelrys, Inc. (Æ)	1,232	11
Accretive Health, Inc. (Æ)	305	3
Accuray, Inc. (Æ)	714	5
Achillion Pharmaceuticals, Inc. (Æ)	79	1
Acorda Therapeutics, Inc. (Æ)	426	11
Aegerion Pharmaceuticals, Inc. (Æ)	423	6
Air Methods Corp. (Æ)	101	12
Akorn, Inc. (Æ)	1,592	21
Alkermes PLC (Æ)	1,679	35
Alnylam Pharmaceuticals, Inc. (Æ)	271	5
AMN Healthcare Services, Inc. (Æ)	1,115	11
Ampio Pharmaceuticals, Inc. (Æ)	2,887	11
Amsurg Corp. Class A (Æ)	2,520	72
AngioDynamics, Inc. (Æ)	632	8
Antares Pharma, Inc. (Æ)	3,217	14
Arena Pharmaceuticals, Inc. (Æ)	219	2
Array BioPharma, Inc. (Æ)	3,070	18
athenahealth, Inc. (Æ)	37	3
Auxilium Pharmaceuticals, Inc. (Æ)	251	6
AVEO Pharmaceuticals, Inc. (Æ)	653	7
Bio-Reference Labs, Inc. (Æ)	2,381	68
BioScrip, Inc. (Æ)	333	3
Cadence Pharmaceuticals, Inc. Class A (Æ)	1,016	4
Cambrex Corp. (Æ)	138	2
Centene Corp. (Æ)	598	22
Cerus Corp. (Æ)	2,453	8
Clovis Oncology, Inc. (Æ)	195	4
Computer Programs & Systems, Inc.	261	15
Corcept Therapeutics, Inc. (Æ)	3,802	11
Cubist Pharmaceuticals, Inc. (Æ)	830	40
Cynosure, Inc. Class A (Æ)	187	5
Cytori Therapeutics, Inc. (Æ)	4,747	21
Depomed, Inc. (Æ)	4,432	26
Dyax Corp. (Æ)	2,174	6
Emeritus Corp. (Æ)	185	4
Ensign Group, Inc. (The)	25	1
Enzon Pharmaceuticals, Inc. (Æ)	1,135	8
Exact Sciences Corp. (Æ)	2,712	30
ExamWorks Group, Inc. (Æ)	874	13
Exelixis, Inc. (Æ)	1,776	9
Furiex Pharmaceuticals, Inc. (Æ)	272	5
Genomic Health, Inc. (Æ)	331	11
Greatbatch, Inc. (Æ)	93	2
Greenway Medical Technologies (Æ)	260	4
Hansen Medical, Inc. (Æ)	1,439	3
HeartWare International, Inc. (Æ)	128	12
Immunogen, Inc. (Æ)	304	4
Impax Laboratories, Inc. (Æ)	205	5
Infinity Pharmaceuticals, Inc. (Æ)	407	10
Integra LifeSciences Holdings Corp. (Æ)	22	1
Invacare Corp.	85	1
IPC The Hospitalist Co., Inc. (Æ)	266	12
IRIS International, Inc. (Æ)	1,305	25
Isis Pharmaceuticals, Inc. (Æ)	232	3
Jazz Pharmaceuticals PLC (Æ)	483	28
Landauer, Inc.	170	10

54	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lexicon Pharmaceuticals, Inc. (Æ)	12,002	28
LHC Group, Inc. (Æ)	315	6
Luminex Corp. (Æ)	418	8
Magellan Health Services, Inc. (Æ)	1,600	83
MannKind Corp. (Æ)	2,823	8
MAP Pharmaceuticals, Inc. (Æ)	208	3
Masimo Corp. (Æ)	1,242	30
Medicis Pharmaceutical Corp. Class A	1,330	58
Merge Healthcare, Inc. (Æ)	1,128	4
Merit Medical Systems, Inc. (Æ)	62	1
Merrimack Pharmaceuticals, Inc. (Æ)	804	8
Molina Healthcare, Inc. (Æ)	752	19
Momenta Pharmaceuticals, Inc. (Æ)	183	3
MWI Veterinary Supply, Inc. (Æ)	172	18
Natus Medical, Inc. (Æ)	193	3
NewLink Genetics Corp. (Æ)	139	2
NPS Pharmaceuticals, Inc. (Æ)	1,535	14
NxStage Medical, Inc. (Æ)	104	1
Omeros Corp. (Æ)	4,700	44
Oncothyreon, Inc. (Æ)	1,119	6
Owens & Minor, Inc.	1,851	55
PAREXEL International Corp. (Æ)	92	3
PDL BioPharma, Inc.	220	2
Pozen, Inc. (Æ)	653	4
Providence Service Corp. (The) (Æ)	51	1
Quality Systems, Inc.	678	13
Questcor Pharmaceuticals, Inc. (Æ)	764	14
Raptor Pharmaceutical Corp. (Æ)	202	1
Repros Therapeutics, Inc. (Æ)	747	11
Santarus, Inc. (Æ)	2,209	20
Sciclone Pharmaceuticals, Inc. (Æ)	1,709	9
Seattle Genetics, Inc. (Æ)	192	5
Sequenom, Inc. (Æ)	5,378	19
Spectranetics Corp. (Æ)	238	4
Staar Surgical Co. (Æ)	2,816	21
STERIS Corp.	146	5
Sunesis Pharmaceuticals, Inc. (Æ)	1,460	8
SurModics, Inc. (Æ)	892	18
Symmetry Medical, Inc. (Æ)	1,162	12
Theravance, Inc. (Æ)	131	3
Transcept Pharmaceuticals, Inc. (Æ)	113	1
Trius Therapeutics, Inc. (Æ)	861	5
Unilife Corp. (Æ)	6,195	19
Vical, Inc. (Æ)	1,727	7
Volcano Corp. (Æ)	1,009	29
Wright Medical Group, Inc. (Æ)	1,043	23
XenoPort, Inc. (Æ)	234	3
ZIOPHARM Oncology, Inc. (Æ)	3,389	18

		1,378

Materials and Processing - 0.4%
McEwen Mining, Inc. (Æ)	778	4
Schweitzer-Mauduit International, Inc.	560	18

		22

Producer Durables - 6.1%
Allegiant Travel Co. Class A (Æ)	1,440	91
Corporate Executive Board Co. (The)	628	34

	Principal Amount ($) or Shares	Market Value $
Geo Group, Inc. (The)	120	3
Heartland Express, Inc.	1,747	23
HEICO Corp.	25	1
Huron Consulting Group, Inc. (Æ)	116	4
InnerWorkings, Inc. (Æ)	907	12
JetBlue Airways Corp. (Æ)	492	2
Knight Transportation, Inc.	1,056	15
Liquidity Services, Inc. (Æ)	93	5
Marlin Business Services Corp.	267	6
MasTec, Inc. (Æ)	66	1
Mine Safety Appliances Co.	1,625	61
Navigant Consulting, Inc. (Æ)	558	6
Sypris Solutions, Inc.	4,048	29
Teledyne Technologies, Inc. (Æ)	167	11
US Airways Group, Inc. (Æ)	196	2
Werner Enterprises, Inc.	846	18

		324

Technology - 5.8%
Carbonite, Inc. (Æ)	729	5
comScore, Inc. (Æ)	256	4
Comtech Telecommunications Corp.	305	8
Deltek, Inc. (Æ)	1,155	15
Demand Media, Inc. (Æ)	1,216	13
Digital River, Inc. (Æ)	129	2
EarthLink, Inc.	1,686	12
EPIQ Systems, Inc.	389	5
ExactTarget, Inc. (Æ)	444	11
Finisar Corp. (Æ)	387	6
Inphi Corp. (Æ)	223	2
IntraLinks Holdings, Inc. (Æ)	324	2
JDA Software Group, Inc. (Æ)	374	12
Kenexa Corp. (Æ)	137	6
Loral Space & Communications, Inc.	232	16
Monolithic Power Systems, Inc. (Æ)	245	5
Multi-Fineline Electronix, Inc. (Æ)	203	5
Oclaro, Inc. (Æ)	312	1
OpenTable, Inc. (Æ)	595	25
Parkervision, Inc. (Æ)	7,530	18
Pegasystems, Inc.	149	4
Plantronics, Inc.	412	15
support.com, Inc. (Æ)	572	2
Sycamore Networks, Inc. (Æ)	386	6
Synaptics, Inc. (Æ)	469	11
TNS, Inc. (Æ)	674	10
Ubiquiti Networks, Inc. (Æ)	52	1
Ultratech, Inc. (Æ)	17	1
Unwired Planet, Inc. (Æ)	2,813	5
ViaSat, Inc. (Æ)	105	4
Vocus, Inc. (Æ)	2,976	60
Websense, Inc. (Æ)	496	8
Zix Corp. (Æ)	1,878	5

		305

Utilities - 13.7%
8x8, Inc. (Æ)	2,578	17
Allete, Inc.	585	24
Avista Corp.	1,434	37

Russell 2000 Low Beta ETF	55

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Black Hills Corp.	942		34
Boingo Wireless, Inc. (Æ)	809		6
California Water Service Group	2,033		38
Cbeyond, Inc. (Æ)	98		1
CH Energy Group, Inc.	1,381		90
Cleco Corp.	196		8
Cogent Communications Group, Inc.	195		4
Consolidated Communications Holdings, Inc.	400		7
Idacorp, Inc.	911		39
IDT Corp. Class B	101		1
Iridium Communications, Inc. (Æ)	1,250		9
Lumos Networks Corp. (Æ)	3,206		25
MagicJack VocalTec, Ltd. (Æ)	65		2
MGE Energy, Inc.	855		45
Neutral Tandem, Inc. (Æ)	616		6
New Jersey Resources Corp.	393		18
Northwest Natural Gas Co.	300		15
NorthWestern Corp.	209		8
NTELOS Holdings Corp.	67		1
PNM Resources, Inc.	1,182		25
Portland General Electric Co.	2,397		65
Premiere Global Services, Inc. (Æ)	1,764		17
South Jersey Industries, Inc.	651		34
UIL Holdings Corp.	529		19
UNS Energy Corp.	2,436		102
WGL Holdings, Inc.	634		27

			724

Total Common Stocks (cost $4,940)			5,279

Short-Term Investments - 0.2%
Russell U.S. Cash Management Fund	8,345	(¥)	8

Total Short-Term Investments (cost $8)			8

Total Investments - 99.9% (identified cost $4,948)			5,287

Other Assets and Liabilities, Net - 0.1%			7

Net Assets - 100.0%			5,294

See accompanying notes which are an integral part of the financial statements.

56	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$469	$—	$—	$469	8.9
Consumer Staples	721	—	—	721	13.6
Energy	47	—	—	47	0.9
Financial Services	1,289	—	—	1,289	24.3
Health Care	1,378	—	—	1,378	26.0
Materials and Processing	22	—	—	22	0.4
Producer Durables	324	—	—	324	6.1
Technology	305	—	—	305	5.8
Utilities	724	—	—	724	13.7
Short-Term Investments	—	8	—	8	0.2

Total Investments	$5,279	$8	$—	$5,287	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Beta ETF	57

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,948
Investments, at market*	5,287
Cash	26
Receivables:
Dividends	9
Investments sold	151

Total assets	5,473

Liabilities
Payables:
Investments purchased	176
Accrued fees to affiliates	3

Total liabilities	179

Net Assets	$5,294

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5
Accumulated net realized gain (loss)	3
Unrealized appreciation (depreciation) on investments	339
Additional paid-in capital	4,947

Net Assets	$5,294

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$52.94
Net assets	$5,293,690
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$8

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

58	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$56

Total investment income	56

Expenses
Management fees	17
Expense reductions	(10)

Net expenses	7

Net investment income (loss)	49

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	92
Net change in unrealized appreciation (depreciation) on investments	55

Net realized and unrealized gain (loss)	147

Net Increase (Decrease) in Net Assets from Operations	$196

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Beta ETF	59

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$49	$60
Net realized gain (loss)	92	(89)
Net change in unrealized appreciation (depreciation)	55	284

Net increase (decrease) in net assets from operations	196	255

Distributions
From net investment income	(50)	(54)

Net decrease in net assets from distributions	(50)	(54)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	4,947

Total Net Increase (Decrease) in Net Assets	146	5,148

Net Assets
Beginning of period	5,148	—

End of period	$5,294	$5,148

Undistributed (overdistributed) net investment income included in net assets	$5	$6

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

60	Russell 2000 Low Beta ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	51.48	.48	1.48	1.96	(.50)	(.50)
March 31, 2012**	49.47	.60	1.95	2.55	(.54)	(.54)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

62	Russell 2000 Low Beta ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
52.94	3.82	5,294	.69	.30	1.89	30
51.48	5.24	5,148	1.05	.50	1.49	38

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Beta ETF	63

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$972.70	$1,023.50
Expenses Paid During Period*	$1.48	$1.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

64	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 18.3%
American Greetings Corp. Class A	2,627	44
Avis Budget Group, Inc. (Æ)	3,630	56
Beazer Homes USA, Inc. (Æ)	1,556	6
Blyth, Inc.	88	2
Boyd Gaming Corp. (Æ)	1,119	8
Buffalo Wild Wings, Inc. (Æ)	101	9
Cooper Tire & Rubber Co.	2,584	50
Crocs, Inc. (Æ)	1,604	26
Dana Holding Corp.	6,117	75
Dollar Thrifty Automotive Group, Inc. (Æ)	132	11
Education Management Corp. (Æ)	2,459	8
Ethan Allen Interiors, Inc.	2,691	59
Federal-Mogul Corp. (Æ)	1,488	14
Fuel Systems Solutions, Inc. (Æ)	774	13
La-Z-Boy, Inc. (Æ)	2,518	37
Mattress Firm Holding Corp. (Æ)	71	2
MDC Holdings, Inc.	2,363	91
Meritage Homes Corp. (Æ)	889	34
Meritor, Inc. (Æ)	10,483	44
Movado Group, Inc.	130	4
Ruby Tuesday, Inc. (Æ)	638	5
Ryland Group, Inc. (The)	1,673	50
Sotheby’s Class A	153	5
Standard Pacific Corp. (Æ)	4,642	31
Tenneco, Inc. (Æ)	1,985	56
Vera Bradley, Inc. (Æ)	751	18
Winnebago Industries, Inc. (Æ)	3,886	49
Yelp, Inc. (Æ)	182	5
Zipcar, Inc. (Æ)	959	7

		819

Energy - 8.4%
Ameresco, Inc. Class A (Æ)	4,206	50
Apco Oil and Gas International, Inc.	387	6
Arch Coal, Inc.	1,525	10
Basic Energy Services, Inc. (Æ)	1,724	19
C&J Energy Services, Inc. (Æ)	743	15
Dril-Quip, Inc. (Æ)	570	41
Emerald Oil, Inc. (Æ)	4,591	4
Energy XXI Bermuda, Ltd.	1,402	49
Exterran Holdings, Inc. (Æ)	1,549	31
GT Advanced Technologies, Inc. (Æ)	463	3
Harvest Natural Resources, Inc. (Æ)	43	—	±
Heckmann Corp. (Æ)	128	1
Helix Energy Solutions Group, Inc. (Æ)	3,423	62
Hornbeck Offshore Services, Inc. (Æ)	430	16
ION Geophysical Corp. (Æ)	73	1
Key Energy Services, Inc. (Æ)	1,194	8
McMoRan Exploration Co. (Æ)	1,391	16
Mitcham Industries, Inc. (Æ)	162	3
Newpark Resources, Inc. (Æ)	1,929	14
Petroquest Energy, Inc. (Æ)	444	3
STR Holdings, Inc. (Æ)	1,033	3
Tesco Corp. (Æ)	187	2

	Principal Amount ($) or Shares	Market Value $
TETRA Technologies, Inc. (Æ)	1,311	8
TGC Industries, Inc. (Æ)	1,396	10

		375

Financial Services - 2.9%
Fifth Street Finance Corp.	2,232	25
Medallion Financial Corp.	620	7
MGIC Investment Corp. (Æ)	4,325	7
New Mountain Finance Corp.	2,106	31
PennantPark Investment Corp.	1,333	14
Solar Capital, Ltd.	1,728	39
Tower Group, Inc.	338	7

		130

Health Care - 1.0%
Amicus Therapeutics, Inc. (Æ)	335	2
Arqule, Inc. (Æ)	977	5
Cepheid, Inc. (Æ)	339	12
Idenix Pharmaceuticals, Inc. (Æ)	1,364	6
Pharmacyclics, Inc. (Æ)	189	12
Threshold Pharmaceuticals, Inc. (Æ)	364	3
Vivus, Inc. (Æ)	53	1
WellCare Health Plans, Inc. (Æ)	97	5

		46

Materials and Processing - 20.7%
Aceto Corp.	2,634	25
Acuity Brands, Inc.	1,003	63
Belden, Inc.	954	35
Builders FirstSource, Inc. (Æ)	5,541	29
Century Aluminum Co. (Æ)	1,007	7
Clarcor, Inc.	1,529	68
Eagle Materials, Inc.	2,059	96
Ferro Corp. (Æ)	5,105	18
Georgia Gulf Corp.	501	18
Gibraltar Industries, Inc. (Æ)	1,077	14
Innospec, Inc. (Æ)	5	—	±
Kaiser Aluminum Corp.	1,018	59
Kaydon Corp.	2,165	48
Kraton Performance Polymers, Inc. (Æ)	477	12
Louisiana-Pacific Corp. (Æ)	998	12
Mueller Industries, Inc.	592	27
Noranda Aluminum Holding Corp.	3,366	23
Olin Corp.	1,655	36
OM Group, Inc. (Æ)	731	14
Patrick Industries, Inc. (Æ)	597	9
PolyOne Corp.	1,577	26
Quanex Building Products Corp.	1,903	36
RBC Bearings, Inc. (Æ)	579	28
Schnitzer Steel Industries, Inc. Class A	1,532	43
Simpson Manufacturing Co., Inc.	1,193	34
Texas Industries, Inc. (Æ)	792	32
U.S. Silica Holdings, Inc. (Æ)	207	3
USG Corp. (Æ)	4,055	90
Worthington Industries, Inc.	1,077	23

		928

Russell 2000 High Beta ETF	65

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 30.3%
A123 Systems, Inc. (Æ)	18,135	5
Accuride Corp. (Æ)	7,111	33
Actuant Corp. Class A (Æ)	1,794	51
Aegion Corp. Class A (Æ)	2,301	44
Aircastle, Ltd.	7,067	79
Albany International Corp. Class A	2,308	51
AM Castle & Co. (Æ)	126	2
AO Smith Corp.	550	32
Arkansas Best Corp.	236	2
Barnes Group, Inc.	2,128	53
Briggs & Stratton Corp.	806	15
Bristow Group, Inc.	251	13
Chart Industries, Inc. (Æ)	518	38
Commercial Vehicle Group, Inc. (Æ)	620	5
DXP Enterprises, Inc. (Æ)	192	9
EMCOR Group, Inc.	48	1
Energy Recovery, Inc. (Æ)	3,057	9
EnerSys, Inc. (Æ)	1,218	43
EnPro Industries, Inc. (Æ)	2,177	77
ESCO Technologies, Inc.	1,644	64
FARO Technologies, Inc. (Æ)	30	1
Franklin Electric Co., Inc.	94	6
Frontline, Ltd. (Æ)	1,108	4
Genesee & Wyoming, Inc. Class A (Æ)	71	5
Global Power Equipment Group, Inc.	160	3
Granite Construction, Inc.	160	5
Great Lakes Dredge & Dock Corp.	1,238	10
Gulfmark Offshore, Inc. Class A (Æ)	1,948	64
Knightsbridge Tankers, Ltd. (Æ)	2,980	20
Layne Christensen Co. (Æ)	1,851	36
Lindsay Corp.	703	51
Middleby Corp. (Æ)	247	29
Modine Manufacturing Co. (Æ)	1,595	12
Nordic American Tankers, Ltd.	1,140	11
Old Dominion Freight Line, Inc. (Æ)	370	11
OSI Systems, Inc. (Æ)	441	34
Overseas Shipholding Group, Inc.	2,428	16
Primoris Services Corp.	1,131	15
Robbins & Myers, Inc.	736	44
Rush Enterprises, Inc. Class A (Æ)	1,661	32
Saia, Inc. (Æ)	231	5
Sauer-Danfoss, Inc.	1,597	64
Ship Finance International, Ltd.	1,164	18
Swift Transportation Co. Class A (Æ)	1,601	14
TAL International Group, Inc.	2,658	89
Titan International, Inc.	2,029	36
Tutor Perini Corp. (Æ)	2,757	32
Twin Disc, Inc.	234	4
Wabash National Corp. (Æ)	1,481	11
Watts Water Technologies, Inc. Class A	508	19
Woodward, Inc.	903	31

		1,358

	Principal Amount ($) or Shares	Market Value $
Technology - 18.3%
Acacia Research Corp. (Æ)	193	5
Amkor Technology, Inc. (Æ)	2,257	10
Anixter International, Inc.	233	13
Aruba Networks, Inc. (Æ)	22	—	±
Audience, Inc. (Æ)	667	4
AVG Technologies NV (Æ)	503	5
Brightpoint, Inc. (Æ)	889	8
CACI International, Inc. Class A (Æ)	615	32
Ciena Corp. (Æ)	954	13
Cirrus Logic, Inc. (Æ)	744	29
Entegris, Inc. (Æ)	5,491	45
Fabrinet (Æ)	361	4
FEI Co.	254	14
FormFactor, Inc. (Æ)	281	2
FSI International, Inc. (Æ)	3,759	23
GeoEye, Inc. (Æ)	85	2
Glu Mobile, Inc. (Æ)	1,315	6
Guidewire Software, Inc. (Æ)	247	8
Hittite Microwave Corp. (Æ)	1,116	62
Insight Enterprises, Inc. (Æ)	4,170	73
InvenSense, Inc. Class A (Æ)	786	9
iRobot Corp. (Æ)	563	13
JDA Software Group, Inc. (Æ)	164	5
Jive Software, Inc. (Æ)	2,234	35
Kenexa Corp. (Æ)	461	21
M/A-COM Technology Solutions Holdings, Inc. (Æ)	1,242	16
MaxLinear, Inc. Class A (Æ)	1,062	7
Microsemi Corp. (Æ)	937	19
Newport Corp. (Æ)	3,254	36
OmniVision Technologies, Inc. (Æ)	1,356	19
Photronics, Inc. (Æ)	2,285	12
PLX Technology, Inc. (Æ)	911	5
Rambus, Inc. (Æ)	1,051	6
RF Micro Devices, Inc. (Æ)	2,011	8
Semtech Corp. (Æ)	3,373	86
Silicon Image, Inc. (Æ)	1,920	9
Sourcefire, Inc. (Æ)	495	24
Stratasys, Inc. (Æ)	321	17
Tangoe, Inc. (Æ)	649	9
Tessera Technologies, Inc.	2,879	39
TriQuint Semiconductor, Inc. (Æ)	3,383	17
Universal Display Corp. (Æ)	1,018	35
Websense, Inc. (Æ)	1,159	18

		823

Total Common Stocks (cost $4,483)		4,479

Total Investments - 99.9% (identified cost $4,483)		4,479

Other Assets and Liabilities, Net - 0.1%		4

Net Assets - 100.0%		4,483

See accompanying notes which are an integral part of the financial statements.

66	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$819	$—	$—	$819	18.3
Energy	375	—	—	375	8.4
Financial Services	130	—	—	130	2.9
Health Care	46	—	—	46	1.0
Materials and Processing	928	—	—	928	20.7
Producer Durables	1,358	—	—	1,358	30.3
Technology	823	—	—	823	18.3

Total Investments	$4,479	$—	$—	$4,479	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Beta ETF	67

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,483
Investments, at market	4,479
Cash	24
Receivables:
Dividends	4
Investments sold	524

Total assets	5,031

Liabilities
Payables:
Investments purchased	546
Accrued fees to affiliates	2

Total liabilities	548

Net Assets	$4,483

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3
Accumulated net realized gain (loss)	(1,012)
Unrealized appreciation (depreciation) on investments	(4)
Additional paid-in capital	5,496

Net Assets	$4,483

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$44.82
Net assets	$4,482,537
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

68	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$26

Total investment income	26

Expenses
Management fees	15
Expense reductions	(9)

Net expenses	6

Net investment income (loss)	20

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(296)
Net change in unrealized appreciation (depreciation) on investments	147

Net realized and unrealized gain (loss)	(149)

Net Increase (Decrease) in Net Assets from Operations	$(129)

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Beta ETF	69

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$20	$27
Net realized gain (loss)	(296)	(429)
Net change in unrealized appreciation (depreciation)	147	(151)

Net increase (decrease) in net assets from operations	(129)	(553)

Distributions
From net investment income	(34)	(9)

Net decrease in net assets from distributions	(34)	(9)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	5,208

Total Net Increase (Decrease) in Net Assets	(163)	4,646

Net Assets
Beginning of period	4,646	—

End of period	$4,483	$4,646

Undistributed (overdistributed) net investment income included in net assets	$3	$17

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

70	Russell 2000 High Beta ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	46.46	.20	(1.49)	(1.29)	(.35)	(.35)
March 31, 2012**	49.51	.25	(3.20)	(2.95)	(.10)	(.10)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period Ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

72	Russell 2000 High Beta ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
44.82	(2.73)	4,483	.69	.30	.90	80
46.46	(5.95)	4,646	1.05	.52	.68	126

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Beta ETF	73

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value April 1, 2012	$1,000.00	$1,000.00
Ending Account Value September 30, 2012	$1,036.00	$1,023.50
Expenses Paid During Period*	$1.53	$1.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without and waivers and/or reimbursements, expenses would have been higher.

74	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 11.2%
Belo Corp. Class A	3,084	24
CEC Entertainment, Inc.	48	1
Central European Media Enterprises, Ltd. Class A (Æ)	4,267	28
Collective Brands, Inc. (Æ)	10,159	221
Dana Holding Corp.	2,056	25
Gerber Scientific, Inc. (Æ)(Å)	245	—
Jack in the Box, Inc. (Æ)	218	6
Jones Group, Inc. (The)	346	4
La-Z-Boy, Inc. (Æ)	3,796	56
Matthews International Corp. Class A	258	8
Meritor, Inc. (Æ)	35,586	151
Pool Corp.	5,306	220
Ryman Hospitality Properties (Æ)	4,901	194
Shutterfly, Inc. (Æ)	414	13
Sinclair Broadcast Group, Inc. Class A	300	3
Sotheby’s Class A	6,503	205
Stoneridge, Inc. (Æ)	616	3
Warnaco Group, Inc. (The) (Æ)	170	9

		1,171

Consumer Staples - 6.6%
Boston Beer Co., Inc. Class A (Æ)	98	11
Cal-Maine Foods, Inc.	2,723	122
Hain Celestial Group, Inc. (The) (Æ)	239	15
Harris Teeter Supermarkets, Inc.	1,782	69
Lancaster Colony Corp.	1,092	80
Peet’s Coffee & Tea, Inc. (Æ)	1,426	105
Snyders-Lance, Inc.	218	5
Tootsie Roll Industries, Inc.	62	2
Universal Corp.	972	49
Vector Group, Ltd.	12,878	214
Weis Markets, Inc.	472	20

		692

Energy - 1.1%
Energy XXI Bermuda, Ltd.	1,283	45
Gulfport Energy Corp. (Æ)	350	11
PDC Energy, Inc. (Æ)	72	2
Pioneer Energy Services Corp. (Æ)	5,452	42
Triangle Petroleum Corp. (Æ)	2,505	18

		118

Financial Services - 30.2%
Agree Realty Corp. (ö)	331	8
Apollo Commercial Real Estate Finance, Inc. (ö)	2,379	41
ARMOUR Residential REIT, Inc. (ö)	27,695	212
Arrow Financial Corp.	2,357	59
Ashford Hospitality Trust, Inc. (ö)	9,655	81
BofI Holding, Inc. (Æ)	2,709	71
Capstead Mortgage Corp. (ö)	234	3
Cash America International, Inc.	2,146	83
Cohen & Steers, Inc.	4,605	136

	Principal Amount ($) or Shares	Market Value $
Colony Financial, Inc. (ö)	3,345	65
Community Trust Bancorp, Inc.	2,991	106
CubeSmart Class A (ö)	1,209	16
DiamondRock Hospitality Co. (ö)	4,038	39
Dynex Capital, Inc. (ö)	744	8
Euronet Worldwide, Inc. (Æ)	949	18
FelCor Lodging Trust, Inc. (Æ)(ö)	18,975	90
First Connecticut Bancorp, Inc.	4,148	56
First Financial Bancorp	3,975	67
First Industrial Realty Trust, Inc. (Æ)(ö)	656	9
Glimcher Realty Trust (ö)	3,148	33
Healthcare Realty Trust, Inc. (ö)	1,318	30
LaSalle Hotel Properties (ö)	1,866	50
Medical Properties Trust, Inc. (ö)	1,486	16
Navigators Group, Inc. (The) (Æ)	1,241	61
Parkway Properties, Inc. (ö)	8,414	112
Pebblebrook Hotel Trust (ö)	5,463	128
PennantPark Investment Corp.	3,216	34
Pennsylvania Real Estate Investment Trust (ö)	6,983	111
PennyMac Mortgage Investment Trust (ö)	4,949	116
Platinum Underwriters Holdings, Ltd.	12	—	±
Primerica, Inc.	3,936	113
Prospect Capital Corp.	2,317	27
Prosperity Bancshares, Inc. (Æ)	86	4
PS Business Parks, Inc. (ö)	582	39
Resource Capital Corp. (ö)	20,571	121
Retail Opportunity Investments Corp. (ö)	16,851	216
RLI Corp.	1,793	120
Select Income REIT (ö)	927	23
Simmons First National Corp. Class A	3,675	90
Starwood Property Trust, Inc. (ö)	6,486	151
Strategic Hotels & Resorts, Inc. (Æ)(ö)	10,920	66
Sunstone Hotel Investors, Inc. (Æ)(ö)	16,254	179
Tompkins Financial Corp.	2,128	86
Universal Health Realty Income Trust (ö)	70	3
Wright Express Corp. (Æ)	806	56

		3,153

Health Care - 9.3%
Abaxis, Inc. (Æ)	112	4
Amsurg Corp. Class A (Æ)	1,524	43
Analogic Corp.	120	9
Chemed Corp.	827	57
CONMED Corp.	5,489	156
Greatbatch, Inc. (Æ)	712	17
Haemonetics Corp. (Æ)	908	73
HealthSouth Corp. (Æ)	540	13
Integra LifeSciences Holdings Corp. (Æ)	755	31
Owens & Minor, Inc.	4,613	138
STERIS Corp.	384	14
Sun Healthcare Group, Inc. (Æ)	20,707	176
Sunrise Senior Living, Inc. (Æ)	10,321	147
West Pharmaceutical Services, Inc.	1,650	88

		966

Russell 2000 Low Volatility ETF	75

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 6.4%
Acuity Brands, Inc.	3,040	193
AMCOL International Corp.	702	24
Boise, Inc.	7,387	65
Century Aluminum Co. (Æ)	2,861	20
HB Fuller Co.	234	7
Innospec, Inc. (Æ)	2,358	80
Kaydon Corp.	2,063	46
Koppers Holdings, Inc.	1,233	43
Kraton Performance Polymers, Inc. (Æ)	751	20
Minerals Technologies, Inc.	987	70
Olin Corp.	102	2
Sensient Technologies Corp.	168	6
U.S. Silica Holdings, Inc. (Æ)	2,805	38
Watsco, Inc.	592	45
Worthington Industries, Inc.	304	7
Zoltek Cos., Inc. (Æ)	836	6

		672

Producer Durables - 8.0%
Aircastle, Ltd.	3,301	37
Applied Industrial Technologies, Inc.	3,143	129
Atlas Air Worldwide Holdings, Inc. (Æ)	52	3
Commercial Vehicle Group, Inc. (Æ)	13,292	98
CoStar Group, Inc. (Æ)	879	72
EMCOR Group, Inc.	524	15
Esterline Technologies Corp. (Æ)	707	40
Forward Air Corp.	76	2
Genesee & Wyoming, Inc. Class A (Æ)	254	17
Greenbrier Cos., Inc. (Æ)	2,172	35
Gulfmark Offshore, Inc. Class A (Æ)	30	1
Kaman Corp. Class A	1,224	44
MAXIMUS, Inc.	1,794	107
Middleby Corp. (Æ)	262	30
Moog, Inc. Class A (Æ)	40	2
Orbital Sciences Corp. (Æ)	534	8
Teledyne Technologies, Inc. (Æ)	259	16
UniFirst Corp.	535	36
United Stationers, Inc.	4,299	112
Wabash National Corp. (Æ)	1,217	9
Werner Enterprises, Inc.	340	7
Woodward, Inc.	258	9

		829

Technology - 9.6%
Anixter International, Inc.	151	9
Arris Group, Inc. (Æ)	384	5
ATMI, Inc. (Æ)	172	3
Blackbaud, Inc.	484	12
CACI International, Inc. Class A (Æ)	1,774	92
Cognex Corp.	268	9
Coherent, Inc. (Æ)	551	25
FSI International, Inc. (Æ)	30,684	190
Hittite Microwave Corp. (Æ)	2,271	126

	Principal Amount ($) or Shares	Market Value $
II-VI, Inc. (Æ)	350	7
Jive Software, Inc. (Æ)	301	5
Microsemi Corp. (Æ)	4,531	91
Progress Software Corp. (Æ)	5,426	116
Syntel, Inc.	2,660	166
Universal Display Corp. (Æ)	4,137	142

		998

Utilities - 17.3%
Avista Corp.	234	6
Black Hills Corp.	1,314	47
CH Energy Group, Inc.	2,982	194
Cleco Corp.	4,731	199
Empire District Electric Co. (The)	6,174	133
Idacorp, Inc.	4,576	198
Laclede Group, Inc. (The)	1,777	76
Middlesex Water Co.	628	12
New Jersey Resources Corp.	3,359	154
Northwest Natural Gas Co.	4,005	197
NorthWestern Corp.	2,483	90
PNM Resources, Inc.	152	3
Portland General Electric Co.	2,412	65
South Jersey Industries, Inc.	1,569	83
UIL Holdings Corp.	3,963	142
UNS Energy Corp.	5,007	210

		1,809

Total Common Stocks (cost $10,001)		10,408

Total Investments - 99.7% (identified cost $10,001)		10,408

Other Assets and Liabilities, Net - 0.3%		29

Net Assets - 100.0%		10,437

See accompanying notes which are an integral part of the financial statements.

76	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,171	$—	$—	$1,171	11.2
Consumer Staples	692	—	—	692	6.6
Energy	118	—	—	118	1.1
Financial Services	3,153	—	—	3,153	30.2
Health Care	966	—	—	966	9.3
Materials and Processing	672	—	—	672	6.4
Producer Durables	829	—	—	829	8.0
Technology	998	—	—	998	9.6
Utilities	1,809	—	—	1,809	17.3

Total Investments	$10,408	$—	$—	$10,408	99.7

Other Assets and Liabilities, Net					0.3

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Volatility ETF	77

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$10,001
Investments, at market	10,408
Cash	58
Receivables:
Dividends	25
Investments sold	336

Total assets	10,827

Liabilities
Payables:
Investments purchased	385
Accrued fees to affiliates	5

Total liabilities	390

Net Assets	$10,437

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$23
Accumulated net realized gain (loss)	(355)
Unrealized appreciation (depreciation) on investments	407
Additional paid-in capital	10,362

Net Assets	$10,437

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$52.19
Net assets	$10,437,113
Shares outstanding ($.001 par value)	200,002

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

78	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$99

Total investment income	99

Expenses
Management fees	25
Expense reductions	(14)

Net expenses	11

Net investment income (loss)	88

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(190)
Net change in unrealized appreciation (depreciation) on investments	489

Net realized and unrealized gain (loss)	299

Net Increase (Decrease) in Net Assets from Operations	$387

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Volatility ETF	79

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$88	$86
Net realized gain (loss)	(190)	148
Net change in unrealized appreciation (depreciation)	489	(82)

Net increase (decrease) in net assets from operations	387	152

Distributions
From net investment income	(78)	(73)

Net decrease in net assets from distributions	(78)	(73)

Share Transactions
Net increase (decrease) in net assets from share transactions	5,040	5,009

Total Net Increase (Decrease) in Net Assets	5,349	5,088

Net Assets
Beginning of period	5,088	—

End of period	$10,437	$5,088

Undistributed (overdistributed) net investment income included in net assets	$23	$13

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

80	Russell 2000 Low Volatility ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	50.87	.62	1.21	1.83	(.51)	(.51)
March 31, 2012**	49.36	.86	1.38	2.24	(.73)	(.73)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

82	Russell 2000 Low Volatility ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
52.19	3.60	10,437	.69	.30	2.45	57
50.87	4.69	5,088	1.05	.50	2.13	98

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Volatility ETF	83

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value April 1, 2012	$1,000.00	$1,000.00
Ending Account Value September 30, 2012	$963.70	$1,023.50
Expenses Paid During Period*	$1.48	$1.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

84	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.0%
Consumer Discretionary - 13.7%
Amerco, Inc.	31	3
Ancestry.com, Inc. (Æ)	83	2
Arctic Cat, Inc. (Æ)	182	8
Avis Budget Group, Inc. (Æ)	1,091	17
Barnes & Noble, Inc. (Æ)	1,601	20
Blyth, Inc.	298	8
Bon-Ton Stores, Inc. (The)	59	1
Boyd Gaming Corp. (Æ)	1,004	7
Brunswick Corp.	285	6
Buckle, Inc. (The)	505	23
Cabela’s, Inc. (Æ)	438	24
Career Education Corp. (Æ)	201	1
Casual Male Retail Group, Inc. (Æ)	975	5
Coinstar, Inc. (Æ)	303	14
Conn’s, Inc. (Æ)	472	10
Cooper Tire & Rubber Co.	1,336	26
Crocs, Inc. (Æ)	1,177	19
Digital Generation, Inc. (Æ)	806	9
Dorman Products, Inc. (Æ)	511	16
Drew Industries, Inc. (Æ)	519	16
Education Management Corp. (Æ)	7,525	23
Express, Inc. (Æ)	97	1
Finish Line, Inc. (The) Class A	731	17
Flexsteel Industries, Inc.	442	9
Fuel Systems Solutions, Inc. (Æ)	518	9
Group 1 Automotive, Inc.	128	8
hhgregg, Inc. (Æ)	672	5
HSN, Inc.	84	4
Jamba, Inc. (Æ)	140	—	±
Jones Group, Inc. (The)	687	9
KB Home	455	7
LeapFrog Enterprises, Inc. Class A (Æ)	213	2
Lions Gate Entertainment Corp. (Æ)	1,064	16
Live Nation Entertainment, Inc. (Æ)	1,251	11
Men’s Wearhouse, Inc. (The)	413	14
Meritage Homes Corp. (Æ)	497	19
Monro Muffler Brake, Inc.	622	22
Penske Automotive Group, Inc.	108	3
Pier 1 Imports, Inc.	1,326	25
Pinnacle Entertainment, Inc. (Æ)	1,415	17
RealD, Inc. (Æ)	722	6
Ryland Group, Inc. (The)	1,268	38
Skechers U.S.A., Inc. Class A (Æ)	1,280	26
Stamps.com, Inc. (Æ)	45	1
Standard Pacific Corp. (Æ)	493	3
Strayer Education, Inc.	20	1
Sturm Ruger & Co., Inc.	273	14
Teavana Holdings, Inc. (Æ)	38	—	±
TiVo, Inc. (Æ)	184	2
Tuesday Morning Corp. (Æ)	388	3
Vera Bradley, Inc. (Æ)	74	2
Wet Seal, Inc. (The) Class A (Æ)	1,995	6
Zagg, Inc. (Æ)	1,979	17
Zipcar, Inc. (Æ)	303	2

		577

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 1.5%
Central European Distribution Corp. (Æ)	369	1
Diamond Foods, Inc.	793	15
Pilgrim’s Pride Corp. (Æ)	3,297	17
Star Scientific, Inc. (Æ)	2,531	9
Susser Holdings Corp. (Æ)	558	20

		62

Energy - 14.9%
Alon USA Energy, Inc.	917	13
Ameresco, Inc. Class A (Æ)	245	3
Amyris, Inc. (Æ)	5,683	20
Approach Resources, Inc. (Æ)	59	2
Berry Petroleum Co. Class A	257	10
Bill Barrett Corp. (Æ)	210	5
BPZ Resources, Inc. (Æ)	9,199	26
C&J Energy Services, Inc. (Æ)	22	—	±
Cal Dive International, Inc. (Æ)	3,310	5
Capstone Turbine Corp. (Æ)	6,318	6
Carrizo Oil & Gas, Inc. (Æ)	51	1
Clean Energy Fuels Corp. (Æ)	789	10
Comstock Resources, Inc. (Æ)	104	2
Crosstex Energy, Inc.	531	7
CVR Energy, Inc. (Æ)	1,248	46
Delek US Holdings, Inc.	1,894	48
Dril-Quip, Inc. (Æ)	468	34
Emerald Oil, Inc. (Æ)	4,383	4
Enphase Energy, Inc. (Æ)	605	3
First Solar, Inc. (Æ)	107	2
FuelCell Energy, Inc. (Æ)	26,301	23
Goodrich Petroleum Corp. (Æ)	270	3
GT Advanced Technologies, Inc. (Æ)	3,308	18
Heckmann Corp. (Æ)	172	1
Helix Energy Solutions Group, Inc. (Æ)	103	2
Hercules Offshore, Inc. (Æ)	1,146	6
Hornbeck Offshore Services, Inc. (Æ)	762	28
Key Energy Services, Inc. (Æ)	1,716	12
KiOR, Inc. Class A (Æ)	4,679	44
Kodiak Oil & Gas Corp. (Æ)	2,538	24
Lufkin Industries, Inc.	835	45
McMoRan Exploration Co. (Æ)	1,293	15
Newpark Resources, Inc. (Æ)	1,457	11
Oasis Petroleum, Inc. (Æ)	504	15
Parker Drilling Co. (Æ)	1,474	6
Penn Virginia Corp.	671	4
Quicksilver Resources, Inc. (Æ)	808	3
Rosetta Resources, Inc. (Æ)	497	24
Solazyme, Inc. (Æ)	46	1
STR Holdings, Inc. (Æ)	1,368	4
SunCoke Energy, Inc. (Æ)	402	6
SunPower Corp. Class A (Æ)	3,495	16
Swift Energy Co. (Æ)	562	12
Vantage Drilling Co. (Æ)	10,759	20
W&T Offshore, Inc.	92	2
Western Refining, Inc.	1,431	37

		629

Russell 2000 High Volatility ETF	85

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 8.3%
Astoria Financial Corp.	4,930	48
Cathay General Bancorp	249	4
CNO Financial Group, Inc.	887	9
CVB Financial Corp.	972	12
First Commonwealth Financial Corp.	4,578	32
First Midwest Bancorp, Inc.	812	10
FNB Corp.	1,229	14
Global Cash Access Holdings, Inc. (Æ)	955	8
Higher One Holdings, Inc. (Æ)	145	2
Hudson Valley Holding Corp.	137	2
International Bancshares Corp.	443	8
Intersections, Inc.	719	8
iStar Financial, Inc. (Æ)(ö)	2,269	19
Knight Capital Group, Inc. Class A (Æ)	1,016	3
MB Financial, Inc.	131	3
National Penn Bancshares, Inc.	1,196	11
Netspend Holdings, Inc. (Æ)	367	4
Park National Corp.	253	18
Piper Jaffray Cos. (Æ)	188	5
Radian Group, Inc.	3,051	13
Sterling Financial Corp.	2,264	49
Strategic Hotels & Resorts, Inc. (Æ)(ö)	816	5
Susquehanna Bancshares, Inc.	1,661	17
Umpqua Holdings Corp.	487	6
United Community Banks, Inc. (Æ)	1,746	15
Zillow, Inc. Class A (Æ)	571	24

		349

Health Care - 14.7%
Accretive Health, Inc. (Æ)	335	4
Achillion Pharmaceuticals, Inc. (Æ)	1,546	16
Affymax, Inc. (Æ)	2,264	47
Akorn, Inc. (Æ)	1,740	23
Alkermes PLC (Æ)	165	3
Ampio Pharmaceuticals, Inc. (Æ)	1,454	6
Arena Pharmaceuticals, Inc. (Æ)	4,776	40
Array BioPharma, Inc. (Æ)	3,319	19
AVEO Pharmaceuticals, Inc. (Æ)	1,068	11
Cadence Pharmaceuticals, Inc. Class A (Æ)	925	4
Cambrex Corp. (Æ)	1,411	17
Centene Corp. (Æ)	63	2
Clovis Oncology, Inc. (Æ)	26	1
Corcept Therapeutics, Inc. (Æ)	2,938	8
Curis, Inc. (Æ)	695	3
Cytori Therapeutics, Inc. (Æ)	156	1
Endologix, Inc. (Æ)	827	11
Exelixis, Inc. (Æ)	4,078	20
Hansen Medical, Inc. (Æ)	1,025	2
Horizon Pharma, Inc. (Æ)	5,310	18
Idenix Pharmaceuticals, Inc. (Æ)	2,581	12
InterMune, Inc. Class A (Æ)	772	7
Jazz Pharmaceuticals PLC (Æ)	58	3
Keryx Biopharmaceuticals, Inc. (Æ)	104	—	±
Lexicon Pharmaceuticals, Inc. (Æ)	14,686	34
MAKO Surgical Corp. (Æ)	310	5
MannKind Corp. (Æ)	12,176	35

	Principal Amount ($) or Shares	Market Value $
Merge Healthcare, Inc. (Æ)	1,479	6
Merrimack Pharmaceuticals, Inc. (Æ)	2,423	23
Metropolitan Health Networks, Inc. (Æ)	554	5
Momenta Pharmaceuticals, Inc. (Æ)	516	8
NewLink Genetics Corp. (Æ)	488	8
NxStage Medical, Inc. (Æ)	231	3
Oncothyreon, Inc. (Æ)	164	1
Optimer Pharmaceuticals, Inc. (Æ)	1,464	21
Orexigen Therapeutics, Inc. (Æ)	333	2
Osiris Therapeutics, Inc. (Æ)	3,045	34
Pacira Pharmaceuticals, Inc. (Æ)	349	6
Pharmacyclics, Inc. (Æ)	1,199	76
Questcor Pharmaceuticals, Inc. (Æ)	513	9
Rigel Pharmaceuticals, Inc. (Æ)	1,133	12
Sangamo Biosciences, Inc. (Æ)	501	3
Sequenom, Inc. (Æ)	1,468	5
Skilled Healthcare Group, Inc. Class A (Æ)	1,802	12
Sunesis Pharmaceuticals, Inc. (Æ)	198	1
Supernus Pharmaceuticals, Inc. (Æ)	416	5
Synta Pharmaceuticals Corp. (Æ)	152	1
Tornier NV (Æ)	41	1
Transcept Pharmaceuticals, Inc. (Æ)	800	4
Unilife Corp. (Æ)	1,601	5
Vanguard Health Systems, Inc. (Æ)	334	4
Vivus, Inc. (Æ)	97	2
WellCare Health Plans, Inc. (Æ)	47	3
XenoPort, Inc. (Æ)	710	8

		620

Materials and Processing - 11.9%
AMCOL International Corp.	288	10
American Vanguard Corp.	820	29
Calgon Carbon Corp. (Æ)	1,014	15
Coeur d’Alene Mines Corp. (Æ)	1,687	48
Gibraltar Industries, Inc. (Æ)	155	2
Globe Specialty Metals, Inc.	101	2
Gold Reserve, Inc. Class A (Æ)	516	2
Gold Resource Corp.	807	17
Golden Minerals Co. (Æ)	3,061	16
Golden Star Resources, Ltd. (Æ)	18,817	37
Graphic Packaging Holding Co. (Æ)	2,188	13
Griffon Corp.	384	4
Headwaters, Inc. (Æ)	1,676	11
Hecla Mining Co.	7,071	46
Kraton Performance Polymers, Inc. (Æ)	5	—	±
McEwen Mining, Inc. (Æ)	10,240	47
Midway Gold Corp. (Æ)	10,732	18
NCI Building Systems, Inc. (Æ)	595	6
NN, Inc. (Æ)	335	3
Omnova Solutions, Inc. (Æ)	687	5
Paramount Gold and Silver Corp. (Æ)	459	1
Rentech, Inc. (Æ)	10,591	26
Resolute Forest Products (Æ)	180	2
RTI International Metals, Inc. (Æ)	50	1
Schweitzer-Mauduit International, Inc.	418	14
Simpson Manufacturing Co., Inc.	1,404	40
Stillwater Mining Co. (Æ)	1,512	18

86	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Texas Industries, Inc. (Æ)	601	24
Universal Forest Products, Inc.	144	6
Uranium Energy Corp. (Æ)	1,268	3
Vista Gold Corp. (Æ)	8,988	33
Zep, Inc.	223	3

		502

Producer Durables - 12.7%
A123 Systems, Inc. (Æ)	56,923	14
ACCO Brands Corp. (Æ)	738	5
Advisory Board Co. (The) (Æ)	99	5
AM Castle & Co. (Æ)	930	12
American Superconductor Corp. (Æ)	3,356	14
Angie’s List, Inc. (Æ)	40	—	±
Arkansas Best Corp.	169	1
Brady Corp. Class A	395	12
Briggs & Stratton Corp.	575	11
Bristow Group, Inc.	147	7
CAI International, Inc. (Æ)	873	18
Chart Industries, Inc. (Æ)	61	5
CRA International, Inc. (Æ)	237	4
DXP Enterprises, Inc. (Æ)	408	19
EnergySolutions, Inc. (Æ)	5,449	15
ESCO Technologies, Inc.	465	18
Frontline, Ltd. (Æ)	1,607	6
Genco Shipping & Trading, Ltd. (Æ)	2,036	7
Generac Holdings, Inc.	365	8
Gorman-Rupp Co. (The)	28	1
Great Lakes Dredge & Dock Corp.	700	5
Herman Miller, Inc.	454	9
Hub Group, Inc. Class A (Æ)	246	7
InnerWorkings, Inc. (Æ)	1,120	15
Kimball International, Inc. Class B	1,735	21
Liquidity Services, Inc. (Æ)	194	10
MasTec, Inc. (Æ)	188	4
Measurement Specialties, Inc. (Æ)	245	8
Mistras Group, Inc. (Æ)	150	3
Modine Manufacturing Co. (Æ)	721	5
Old Dominion Freight Line, Inc. (Æ)	1,985	61
Overseas Shipholding Group, Inc.	1,104	7
Pacer International, Inc. (Æ)	252	1
PMFG, Inc. (Æ)	634	5
Power-One, Inc. (Æ)	2,087	12
Quad/Graphics, Inc.	1,319	22
Raven Industries, Inc.	31	1
RPX Corp. Class A (Æ)	146	2
Sauer-Danfoss, Inc.	62	2
ServiceSource International, Inc. (Æ)	140	1
Standex International Corp.	739	33
Swift Transportation Co. Class A (Æ)	1,474	13
Swisher Hygiene, Inc. (Æ)(Þ)	7,296	10
Sypris Solutions, Inc.	632	5
Trimas Corp. (Æ)	889	21
US Airways Group, Inc. (Æ)	5,229	55
Wesco Aircraft Holdings, Inc. (Æ)	322	4
Woodward, Inc.	252	9

		533

	Principal Amount ($) or Shares	Market Value $
Technology - 20.0%
3D Systems Corp. (Æ)	1,276	42
Acacia Research Corp. (Æ)	51	1
ADTRAN, Inc.	75	1
Aeroflex Holding Corp. (Æ)	1,104	7
Alpha & Omega Semiconductor, Ltd. (Æ)	61	1
ANADIGICS, Inc. (Æ)	1,830	3
Aruba Networks, Inc. (Æ)	713	16
Aviat Networks, Inc. (Æ)	2,321	6
Bankrate, Inc. (Æ)	1,525	24
BroadSoft, Inc. (Æ)	627	26
CalAmp Corp. (Æ)	906	7
Carbonite, Inc. (Æ)	4,045	28
CIBER, Inc. (Æ)	3,318	12
Cohu, Inc.	503	5
CommVault Systems, Inc. (Æ)	136	8
Computer Task Group, Inc. (Æ)	905	15
Cymer, Inc. (Æ)	42	2
Deltek, Inc. (Æ)	1,934	25
Demand Media, Inc. (Æ)	1,787	19
Echelon Corp. (Æ)	534	2
Emulex Corp. (Æ)	3,802	27
Entropic Communications, Inc. (Æ)	1,354	8
Envestnet, Inc. (Æ)	1,183	14
Finisar Corp. (Æ)	593	8
GeoEye, Inc. (Æ)	204	5
iGATE Corp. (Æ)	416	8
Immersion Corp. (Æ)	166	1
Insight Enterprises, Inc. (Æ)	276	5
InterDigital, Inc.	1,022	38
Intermolecular, Inc. (Æ)	960	7
IntraLinks Holdings, Inc. (Æ)	262	2
InvenSense, Inc. Class A (Æ)	36	—	±
IXYS Corp. (Æ)	578	6
KEYW Holding Corp. (The) (Æ)	1,040	13
KIT Digital, Inc. (Æ)	146	—	±
Kopin Corp. (Æ)	4,234	16
LogMeIn, Inc. (Æ)	52	1
MeetMe, Inc. (Æ)	7,935	23
MEMC Electronic Materials, Inc. (Æ)	897	2
Mercury Computer Systems, Inc. (Æ)	657	7
Millennial Media, Inc. (Æ)	548	8
Multi-Fineline Electronix, Inc. (Æ)	538	12
Neonode, Inc. (Æ)	559	2
OCZ Technology Group, Inc. (Æ)	157	1
OmniVision Technologies, Inc. (Æ)	1,306	18
OpenTable, Inc. (Æ)	356	15
Parkervision, Inc. (Æ)	12,938	30
Photronics, Inc. (Æ)	928	5
Plexus Corp. (Æ)	314	10
PROS Holdings, Inc. (Æ)	560	11
QLIK Technologies, Inc. (Æ)	2,617	58
Quantum Corp. (Æ)	2,068	3
RealPage, Inc. (Æ)	529	12
RF Micro Devices, Inc. (Æ)	5,144	20
Rogers Corp. (Æ)	154	7
Rubicon Technology, Inc. (Æ)	1,110	11

Russell 2000 High Volatility ETF	87

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

SciQuest, Inc. (Æ)	237		4
Sonus Networks, Inc. (Æ)	3,994		8
Sourcefire, Inc. (Æ)	177		9
STEC, Inc. (Æ)	1,532		10
Synacor, Inc. (Æ)	727		6
Synchronoss Technologies, Inc. (Æ)	50		1
Take-Two Interactive Software, Inc. (Æ)	1,158		12
Tangoe, Inc. (Æ)	725		10
Tessco Technologies, Inc.	161		3
Travelzoo, Inc. (Æ)	387		9
TriQuint Semiconductor, Inc. (Æ)	1,523		8
Ubiquiti Networks, Inc. (Æ)	2,025		24
Unwired Planet, Inc. (Æ)	2,073		4
Veeco Instruments, Inc. (Æ)	731		22
VirnetX Holding Corp. (Æ)	1,358		35
Web.com Group, Inc. (Æ)	852		15

			844

Utilities - 2.3%
8x8, Inc. (Æ)	4,409		30
Boingo Wireless, Inc. (Æ)	2,703		21
IDT Corp. Class B	572		6
Leap Wireless International, Inc. (Æ)	210		1
Lumos Networks Corp. (Æ)	2,459		19
magicJack VocalTec, Ltd. (Æ)	875		21

			98

Total Common Stocks (cost $4,326)			4,214

Warrants & Rights - 0.0%
Magnum Hunter Resources Corp. (Æ)(Å) 2012 Warrants	442		—	±

Total Warrants & Rights (cost $—)			—	±

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	2,525	(¥)	3

Total Short-Term Investments (cost $3)			3

Total Investments - 100.1% (identified cost $4,329)			4,217

Other Assets and Liabilities, Net - (0.1%)			(3)

Net Assets - 100.0%			4,214

See accompanying notes which are an integral part of the financial statements.

88	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3		Total

Common Stocks
Consumer Discretionary	$577	$—	$—		$577		13.7
Consumer Staples	62	—	—		62		1.5
Energy	629	—	—		629		14.9
Financial Services	349	—	—		349		8.3
Health Care	620	—	—		620		14.7
Materials and Processing	502	—	—		502		11.9
Producer Durables	533	—	—		533		12.7
Technology	844	—	—		844		20.0
Utilities	98	—	—		98		2.3
Warrants & Rights	—	—	—	**	—	**	—	*
Short-Term Investments	—	3	—		3		0.1

Total Investments	$4,214	$3	$—	**	$4,217		100.1

Other Assets and Liabilities, Net							(0.1)

							100.0

*	Less than .05% of net assets.
**	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Volatility ETF	89

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,329
Investments, at market*	4,217
Receivables:
Dividends	1
Investments sold	108

Total assets	4,326

Liabilities
Payables:
Investments purchased	110
Accrued fees to affiliates	2

Total liabilities	112

Net Assets	$4,214

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3
Accumulated net realized gain (loss)	(1,344)
Unrealized appreciation (depreciation) on investments	(112)
Additional paid-in capital	5,667

Net Assets	$4,214

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$42.14
Net assets	$4,214,140
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$3

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

90	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$13

Total investment income	13

Expenses
Management fees	14
Expense reductions	(8)

Net expenses	6

Net investment income (loss)	7

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(327)
Net change in unrealized appreciation (depreciation) on investments	160

Net realized and unrealized gain (loss)	(167)

Net Increase (Decrease) in Net Assets from Operations	$(160)

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Volatility ETF	91

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7	$(10)
Net realized gain (loss)	(327)	(2,534)
Net change in unrealized appreciation (depreciation)	160	(272)

Net increase (decrease) in net assets from operations	(160)	(2,816)

Distributions
From net investment income	(4)	—

Net decrease in net assets from distributions	(4)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	—	7,194

Total Net Increase (Decrease) in Net Assets	(164)	4,378

Net Assets
Beginning of period	4,378	—

End of period	$4,214	$4,378

Undistributed (overdistributed) net investment income included in net assets	$3	$—

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

92	Russell 2000 High Volatility ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Financial Highlights – For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	43.78	.06	(1.66)	(1.60)	(.04)	(.04)
March 31, 2012**	49.57	(.05)	(5.74)	(5.79)	—	—

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

94	Russell 2000 High Volatility ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
42.14	(3.63)	4,214	.69	.30	.40	28
43.78	(11.67)	4,378	1.01	.59	(.13)	85

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Volatility ETF	95

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value April 1, 2012	$1,000.00	$1,000.00
Ending Account Value September 30, 2012	$1,056.50	$1,023.50
Expenses Paid During Period*	$1.55	$1.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

96	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 19.0%
Amerco, Inc.	170	18
American Greetings Corp. Class A	308	5
America’s Car-Mart, Inc. (Æ)	347	16
Arctic Cat, Inc. (Æ)	488	20
Asbury Automotive Group, Inc. (Æ)	670	19
Avis Budget Group, Inc. (Æ)	130	2
Buffalo Wild Wings, Inc. (Æ)	192	16
Callaway Golf Co.	785	5
Carmike Cinemas, Inc. (Æ)	247	3
Carrols Restaurant Group, Inc. (Æ)	290	2
Central Garden and Pet Co. Class A (Æ)	599	7
Cheesecake Factory, Inc. (The)	832	30
Churchill Downs, Inc.	14	1
Conn’s, Inc. (Æ)	642	14
Cracker Barrel Old Country Store, Inc.	99	7
Crocs, Inc. (Æ)	1,971	32
DineEquity, Inc. (Æ)	216	12
Dollar Thrifty Automotive Group, Inc. (Æ)	934	80
Domino’s Pizza, Inc.	520	20
Elizabeth Arden, Inc. (Æ)	805	38
EW Scripps Co. Class A (Æ)	1,906	20
Genesco, Inc. (Æ)	447	30
Grand Canyon Education, Inc. (Æ)	44	1
HealthStream, Inc. (Æ)	1,277	36
Hibbett Sports, Inc. (Æ)	926	55
Iconix Brand Group, Inc. (Æ)	237	4
Inter Parfums, Inc.	467	9
Jos A Bank Clothiers, Inc. (Æ)	138	7
LeapFrog Enterprises, Inc. Class A (Æ)	7,420	67
Libbey, Inc. (Æ)	491	8
Lions Gate Entertainment Corp. (Æ)	1,556	24
Lithia Motors, Inc. Class A	1,031	34
Lumber Liquidators Holdings, Inc. (Æ)	39	2
Marriott Vacations Worldwide Corp. (Æ)	34	1
Men’s Wearhouse, Inc. (The)	378	13
Monro Muffler Brake, Inc.	484	17
Movado Group, Inc.	135	5
Multimedia Games Holding Co., Inc. (Æ)	121	2
Pool Corp.	311	13
Pricesmart, Inc.	1,298	97
Rent-A-Center, Inc. Class A	410	14
Ruby Tuesday, Inc. (Æ)	1,019	7
Ruth’s Hospitality Group, Inc. (Æ)	2,053	13
Shuffle Master, Inc. (Æ)	86	1
Six Flags Entertainment Corp.	827	49
Smith & Wesson Holding Corp. (Æ)	5,721	63
Sotheby’s Class A	154	5
Standard Motor Products, Inc.	533	10
Steiner Leisure, Ltd. (Æ)	171	8
Steven Madden, Ltd. (Æ)	630	28
Sturm Ruger & Co., Inc.	458	23
Town Sports International Holdings, Inc. (Æ)	380	5
VOXX International Corp. Class A (Æ)	563	4

		1,022

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 6.0%
Boston Beer Co., Inc. Class A (Æ)	114	13
Calavo Growers, Inc.	33	1
Casey’s General Stores, Inc.	534	31
Hain Celestial Group, Inc. (The) (Æ)	21	1
J&J Snack Foods Corp.	380	22
Lancaster Colony Corp.	351	26
Peet’s Coffee & Tea, Inc. (Æ)	105	8
PhotoMedex, Inc. (Æ)	102	1
Schiff Nutrition International, Inc. (Æ)	585	14
Smart Balance, Inc. (Æ)	3,686	45
Susser Holdings Corp. (Æ)	2,771	100
TreeHouse Foods, Inc. (Æ)	235	12
United Natural Foods, Inc. (Æ)	400	23
Vector Group, Ltd.	1,455	24

		321

Energy - 3.4%
Approach Resources, Inc. (Æ)	858	26
Capstone Turbine Corp. (Æ)	2,778	3
CVR Energy, Inc. (Æ)	1,314	48
Delek US Holdings, Inc.	373	10
Dril-Quip, Inc. (Æ)	113	8
Energy XXI Bermuda, Ltd.	85	3
Hornbeck Offshore Services, Inc. (Æ)	108	4
Kodiak Oil & Gas Corp. (Æ)	5,844	54
Lufkin Industries, Inc.	41	2
Mitcham Industries, Inc. (Æ)	204	3
Oasis Petroleum, Inc. (Æ)	97	3
Stone Energy Corp. (Æ)	100	3
Targa Resources Corp.	21	1
Western Refining, Inc.	525	14

		182

Financial Services - 24.5%
Advent Software, Inc. (Æ)	384	9
American Capital Mortgage Investment Corp. (ö)	33	1
Ameris Bancorp (Æ)	273	3
Amtrust Financial Services, Inc.	160	4
Anworth Mortgage Asset Corp. (ö)	1,525	10
Apollo Investment Corp.	834	7
Ashford Hospitality Trust, Inc. (ö)	1,616	14
Associated Estates Realty Corp. (ö)	559	8
Bank of the Ozarks, Inc.	151	5
BlackRock Kelso Capital Corp.	2,222	22
Cardtronics, Inc. (Æ)	2,045	62
Citizens Republic Bancorp, Inc. (Æ)	5,326	104
Colonial Properties Trust (ö)	608	13
Coresite Realty Corp. Class A (ö)	1,240	33
DuPont Fabros Technology, Inc. (ö)	685	17
Dynex Capital, Inc. (ö)	2,016	22
Education Realty Trust, Inc. Class A (ö)	75	1
Entertainment Properties Trust (ö)	746	33
Epoch Holding Corp.	1,792	41
Evercore Partners, Inc. Class A	254	7
Ezcorp, Inc. Class A (Æ)	612	14

Russell 2000 High Momentum ETF	97

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Engines, Inc. (Æ)	115	3
First California Financial Group, Inc. (Æ)	171	1
First Cash Financial Services, Inc. (Æ)	522	24
First Financial Holdings, Inc.	2,525	33
First Industrial Realty Trust, Inc. (Æ)(ö)	295	4
First Merchants Corp.	769	12
First Midwest Bancorp, Inc.	451	6
Firsthand Technology Value Fund, Inc.	92	2
Getty Realty Corp. (ö)	188	3
Gladstone Commercial Corp. (ö)	483	9
Glimcher Realty Trust (ö)	3,574	38
Global Cash Access Holdings, Inc. (Æ)	6,191	50
Government Properties Income Trust (ö)	404	9
Greenlight Capital Re, Ltd. Class A (Æ)	330	8
Heartland Payment Systems, Inc.	31	1
Hersha Hospitality Trust Class A (ö)	3,195	16
HFF, Inc. Class A (Æ)	228	3
Homeowners Choice, Inc.	4,599	109
Hudson Valley Holding Corp.	146	2
Intersections, Inc.	487	5
iStar Financial, Inc. (Æ)(ö)	1,504	12
KCAP Financial, Inc.	337	3
Kennedy-Wilson Holdings, Inc.	845	12
LaSalle Hotel Properties (ö)	387	10
Market Leader, Inc. (Æ)	390	3
MarketAxess Holdings, Inc.	519	16
MCG Capital Corp.	3,665	17
Meadowbrook Insurance Group, Inc.	1,089	8
Medical Properties Trust, Inc. (ö)	518	5
Mercantile Bank Corp. (Æ)	159	3
National Financial Partners Corp. (Æ)	361	6
National Health Investors, Inc. (ö)	420	22
Nelnet, Inc. Class A	278	7
New Mountain Finance Corp.	957	14
NewStar Financial, Inc. (Æ)	1,789	21
NorthStar Realty Finance Corp. (ö)	2,182	14
Ocwen Financial Corp. Class A (Æ)	451	12
Omega Healthcare Investors, Inc. (ö)	451	10
OmniAmerican Bancorp, Inc. (Æ)	43	1
OneBeacon Insurance Group, Ltd. Class A	330	4
Oriental Financial Group, Inc.	947	10
PennantPark Investment Corp.	2,024	21
Peoples Bancorp, Inc.	1,168	27
Presidential Life Corp.	336	5
Resource Capital Corp. (ö)	869	5
Retail Opportunity Investments Corp. (ö)	1,928	25
RLI Corp.	555	37
Sovran Self Storage, Inc. (ö)	105	6
Stewart Information Services Corp.	70	1
Strategic Hotels & Resorts, Inc. (Æ)(ö)	909	5
Sun Communities, Inc. (ö)	591	26
Susquehanna Bancshares, Inc.	519	5
Taylor Capital Group, Inc. (Æ)	2,245	38
Texas Capital Bancshares, Inc. (Æ)	23	1
TICC Capital Corp.	1,601	17
Tree.com, Inc. (Æ)	2,277	36
Trustmark Corp.	795	19

	Principal Amount ($) or Shares	Market Value $
Two Harbors Investment Corp. (ö)	310	4
Walter Investment Management Corp. (Æ)	104	4
Webster Financial Corp.	509	12
Wilshire Bancorp, Inc. (Æ)	2,523	16
Wintrust Financial Corp.	251	9
World Acceptance Corp. (Æ)	245	17
Wright Express Corp. (Æ)	48	3

		1,317

Health Care - 17.7%
Air Methods Corp. (Æ)	57	7
Akorn, Inc. (Æ)	2,368	31
Align Technology, Inc. (Æ)	84	3
Alkermes PLC (Æ)	222	5
Anika Therapeutics, Inc. (Æ)	167	3
Antares Pharma, Inc. (Æ)	7,884	34
Array BioPharma, Inc. (Æ)	243	1
athenahealth, Inc. (Æ)	169	16
Cambrex Corp. (Æ)	215	3
Cantel Medical Corp.	588	16
Cardiovascular Systems, Inc. (Æ)	1,886	22
Computer Programs & Systems, Inc.	275	15
Cyberonics, Inc. (Æ)	23	1
Cynosure, Inc. Class A (Æ)	47	1
DexCom, Inc. (Æ)	183	3
Dynavax Technologies Corp. (Æ)	1,059	5
Endologix, Inc. (Æ)	2,335	32
Ensign Group, Inc. (The)	2,705	82
Exact Sciences Corp. (Æ)	1,346	15
Halozyme Therapeutics, Inc. (Æ)	116	1
HeartWare International, Inc. (Æ)	450	43
Hi-Tech Pharmacal Co., Inc. (Æ)	832	28
HMS Holdings Corp. (Æ)	898	30
Infinity Pharmaceuticals, Inc. (Æ)	4,666	109
IPC The Hospitalist Co., Inc. (Æ)	60	3
Jazz Pharmaceuticals PLC (Æ)	433	25
Ligand Pharmaceuticals, Inc. Class B (Æ)	508	9
Merit Medical Systems, Inc. (Æ)	242	4
Metropolitan Health Networks, Inc. (Æ)	3,211	30
MWI Veterinary Supply, Inc. (Æ)	33	4
NxStage Medical, Inc. (Æ)	385	5
Obagi Medical Products, Inc. (Æ)	580	7
Omeros Corp. (Æ)	92	1
Oncothyreon, Inc. (Æ)	1,531	8
Opko Health, Inc. (Æ)	899	4
OraSure Technologies, Inc. (Æ)	1,308	15
PDL BioPharma, Inc.	473	4
Pharmacyclics, Inc. (Æ)	1,538	98
Questcor Pharmaceuticals, Inc. (Æ)	1,453	27
Repligen Corp. (Æ)	1,451	9
RTI Biologics, Inc. (Æ)	1,162	5
Santarus, Inc. (Æ)	185	2
Spectranetics Corp. (Æ)	1,624	24
Spectrum Pharmaceuticals, Inc. (Æ)	4,308	50
Synageva BioPharma Corp. (Æ)	994	52
Synta Pharmaceuticals Corp. (Æ)	1,791	14
Theravance, Inc. (Æ)	241	6

98	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Universal American Corp. (Æ)	99	1
ViroPharma, Inc. (Æ)	974	29
Vivus, Inc. (Æ)	631	11

		953

Materials and Processing - 11.4%
Acuity Brands, Inc.	216	14
American Vanguard Corp.	1,577	55
Beacon Roofing Supply, Inc. (Æ)	656	19
Belden, Inc.	372	14
Boise, Inc.	2,709	24
Buckeye Technologies, Inc.	496	16
Builders FirstSource, Inc. (Æ)	2,055	11
Clearwater Paper Corp. (Æ)	1,423	58
Harbinger Group, Inc. (Æ)	7,035	58
Haynes International, Inc.	96	5
Headwaters, Inc. (Æ)	8,507	56
Hexcel Corp. (Æ)	728	17
Innospec, Inc. (Æ)	401	14
KapStone Paper and Packaging Corp. (Æ)	786	18
Kraton Performance Polymers, Inc. (Æ)	69	2
LSB Industries, Inc. (Æ)	106	5
Myers Industries, Inc.	74	1
Patrick Industries, Inc. (Æ)	2,264	35
PolyOne Corp.	2,497	41
Quaker Chemical Corp.	103	5
Quanex Building Products Corp.	252	5
Rentech, Inc. (Æ)	23,127	57
Schweitzer-Mauduit International, Inc.	1,314	43
Trex Co., Inc. (Æ)	225	8
USG Corp. (Æ)	1,511	33

		614

Producer Durables - 7.0%
Actuant Corp. Class A (Æ)	155	4
Advisory Board Co. (The) (Æ)	495	24
Alaska Air Group, Inc. (Æ)	742	25
Allegiant Travel Co. Class A (Æ)	12	1
Astronics Corp. (Æ)	278	9
Blount International, Inc. (Æ)	320	4
Briggs & Stratton Corp.	512	10
Bristow Group, Inc.	211	11
CAI International, Inc. (Æ)	223	5
Ceradyne, Inc.	86	2
Chart Industries, Inc. (Æ)	344	25
CoStar Group, Inc. (Æ)	45	4
Cubic Corp.	304	15
Darling International, Inc. (Æ)	314	6
Douglas Dynamics, Inc.	303	4
DXP Enterprises, Inc. (Æ)	44	2
Electronics for Imaging, Inc. (Æ)	233	4
EnPro Industries, Inc. (Æ)	398	14
Generac Holdings, Inc.	75	2
Global Power Equipment Group, Inc.	183	3
Gorman-Rupp Co. (The)	207	6
Huron Consulting Group, Inc. (Æ)	156	5
Insperity, Inc.	307	8

	Principal Amount ($) or Shares	Market Value $
Kaman Corp. Class A	400	14
Kforce, Inc. (Æ)	1,167	14
Liquidity Services, Inc. (Æ)	414	21
Littelfuse, Inc.	55	3
MasTec, Inc. (Æ)	230	5
Measurement Specialties, Inc. (Æ)	114	4
Middleby Corp. (Æ)	109	13
Mistras Group, Inc. (Æ)	418	10
Odyssey Marine Exploration, Inc. (Æ)	1,493	5
Pacer International, Inc. (Æ)	352	1
Primoris Services Corp.	307	4
Sauer-Danfoss, Inc.	477	19
Spirit Airlines, Inc. (Æ)	893	15
Standex International Corp.	43	2
Sykes Enterprises, Inc. (Æ)	181	2
Textainer Group Holdings, Ltd.	185	6
Thermon Group Holdings, Inc. (Æ)	224	6
Titan International, Inc.	328	6
Trimas Corp. (Æ)	1,297	30
Zygo Corp. (Æ)	57	1

		374

Technology - 8.8%
3D Systems Corp. (Æ)	110	4
ACI Worldwide, Inc. (Æ)	75	3
Acorn Energy, Inc.	433	4
ADTRAN, Inc.	64	1
Anixter International, Inc.	50	3
Arris Group, Inc. (Æ)	1,854	24
Bankrate, Inc. (Æ)	48	1
CalAmp Corp. (Æ)	2,587	21
Cavium, Inc. (Æ)	37	1
Checkpoint Systems, Inc. (Æ)	305	3
CIBER, Inc. (Æ)	925	3
Cirrus Logic, Inc. (Æ)	713	27
CommVault Systems, Inc. (Æ)	778	45
Computer Task Group, Inc. (Æ)	1,259	20
Comtech Telecommunications Corp.	104	3
Datalink Corp. (Æ)	153	1
Digital River, Inc. (Æ)	458	8
Ebix, Inc.	592	14
Ellie Mae, Inc. (Æ)	288	8
Entegris, Inc. (Æ)	214	2
Fabrinet (Æ)	334	4
FEI Co.	70	4
II-VI, Inc. (Æ)	350	7
Inphi Corp. (Æ)	840	9
Insight Enterprises, Inc. (Æ)	998	17
Integrated Financial Systems, Inc. Class A	162	2
IntraLinks Holdings, Inc. (Æ)	301	2
Kenexa Corp. (Æ)	148	7
Lattice Semiconductor Corp. (Æ)	3,292	13
LogMeIn, Inc. (Æ)	283	6
Manhattan Associates, Inc. (Æ)	17	1
MicroStrategy, Inc. Class A (Æ)	16	2
NETGEAR, Inc. (Æ)	55	2
Netscout Systems, Inc. (Æ)	92	2

Russell 2000 High Momentum ETF	99

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

NIC, Inc.	266		4
Opnet Technologies, Inc.	519		18
Parametric Technology Corp. (Æ)	543		12
PDF Solutions, Inc. (Æ)	214		3
Procera Networks, Inc. (Æ)	1,835		42
PROS Holdings, Inc. (Æ)	182		3
RealPage, Inc. (Æ)	85		2
Semtech Corp. (Æ)	220		6
Sourcefire, Inc. (Æ)	684		34
SPS Commerce, Inc. (Æ)	47		2
Stratasys, Inc. (Æ)	19		1
Sycamore Networks, Inc. (Æ)	152		2
Synaptics, Inc. (Æ)	360		9
Synchronoss Technologies, Inc. (Æ)	278		6
Syntel, Inc.	220		14
Tessco Technologies, Inc.	115		2
Tyler Technologies, Inc. (Æ)	470		21
Ultimate Software Group, Inc. (Æ)	9		1
Web.com Group, Inc. (Æ)	1,116		20

			476

Utilities - 2.1%
8x8, Inc. (Æ)	527		3
Atlantic Power Corp.	310		5
CH Energy Group, Inc.	13		1
Cogent Communications Group, Inc.	420		10
El Paso Electric Co.	126		4
IDT Corp. Class B	798		8
Middlesex Water Co.	633		12
NorthWestern Corp.	598		22
PNM Resources, Inc.	1,883		40
Portland General Electric Co.	147		4
UIL Holdings Corp.	118		4

			113

Total Common Stocks (cost $4,673)			5,372

Warrants & Rights - 0.0%
Magnum Hunter Resources Corp (Å)(Æ) 2013 Warrants	430		—	±

Total Warrants & Rights (cost $—)			—	±

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	6,097	(¥)	6

Total Short-Term Investments (cost $6)			6

	Principal Amount ($) or Shares	Market Value $
Total Investments - 100.0% (identified cost $4,679)		5,378

Other Assets and Liabilities, Net - 0.0%		1

Net Assets - 100.0%		5,379

See accompanying notes which are an integral part of the financial statements.

100	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3		Total

Common Stocks
Consumer Discretionary	$1,022	$—	$—		$1,022		19.0
Consumer Staples	321	—	—		321		6.0
Energy	182	—	—		182		3.4
Financial Services	1,317	—	—		1,317		24.5
Health Care	953	—	—		953		17.7
Materials and Processing	614	—	—		614		11.4
Producer Durables	374	—	—		374		7.0
Technology	476	—	—		476		8.8
Utilities	113	—	—		113		2.1
Warrants & Rights	—	—	—	**	—	**	—	*
Short-Term Investments	—	6	—		6		0.1

Total Investments	$5,372	$6	$—	**	$5,378		100.0

Other Assets and Liabilities, Net							—	*

							100.0

*	Less than .05% of net assets.
**	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Momentum ETF	101

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,679
Investments, at market*	5,378
Cash	22
Receivables:
Dividends	5
Investments sold	274

Total assets	5,679

Liabilities
Payables:
Investments purchased	297
Accrued fees to affiliates	3

Total liabilities	300

Net Assets	$5,379

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$10
Accumulated net realized gain (loss)	(749)
Unrealized appreciation (depreciation) on investments	699
Additional paid-in capital	5,419

Net Assets	$5,379

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$53.79
Net assets	$5,379,294
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$6

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

102	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$32

Total investment income	32

Expenses
Management fees	17
Expense reductions	(10)

Net expenses	7

Net investment income (loss)	25

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(30)
Net change in unrealized appreciation (depreciation) on investments	292

Net realized and unrealized gain (loss)	262

Net Increase (Decrease) in Net Assets from Operations	$287

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Momentum ETF	103

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$25	$55
Net realized gain (loss)	(30)	(450)
Net change in unrealized appreciation (depreciation)	292	407

Net increase (decrease) in net assets from operations	287	12

Distributions
From net investment income	(26)	(44)

Net decrease in net assets from distributions	(26)	(44)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	5,150

Total Net Increase (Decrease) in Net Assets	261	5,118

Net Assets
Beginning of period	5,118	—

End of period	$5,379	$5,118

Undistributed (overdistributed) net investment income included in net assets	$10	$11

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

104	Russell 2000 High Momentum ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	51.18	.25	2.62	2.87	(.26)	(.26)
March 31, 2012**	49.67	.32	1.49	1.81	(.30)	(.30)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 26, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

106	Russell 2000 High Momentum ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
53.79	5.65	5,379	.69	.30	.98	38
51.18	3.68	5,118	1.02	.52	.81	88

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Momentum ETF	107

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,026.50	$1,023.75
Expenses Paid During Period*	$1.27	$1.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

108	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.6%
Australia - 0.4%
AGL Energy, Ltd.	542	8
Telstra Corp., Ltd.	2,986	13

		21

Austria - 0.5%
EVN AG	238	3
Oesterreichische Post AG	45	2
Raiffeisen Bank International AG	22	1
Telekom Austria AG - ADR	2,236	16
Verbund AG Class A	96	2

		24

Belgium - 2.2%
Anheuser-Busch InBev NV	1,079	91
Delhaize Group SA	74	3
KBC Groep NV	361	9
UCB SA	199	11

		114

Bermuda - 2.2%
Cheung Kong Infrastructure Holdings, Ltd.	4,000	25
Dairy Farm International Holdings, Ltd.	900	10
Esprit Holdings, Ltd.	2,000	3
Genting Hong Kong, Ltd. (Æ)	43,000	14
Hongkong Land Holdings, Ltd.	2,000	12
Kerry Properties, Ltd.	3,000	15
Li & Fung, Ltd.	8,000	12
VimpelCom, Ltd. - ADR (Æ)	373	4
VTech Holdings, Ltd.	1,600	20

		115

Canada - 12.7%
Agrium, Inc.	16	2
Aimia, Inc.	180	3
Alimentation Couche Tard, Inc. Class B	233	11
ARC Resources, Ltd.	92	2
Atco, Ltd. Class I	190	15
BCE, Inc.	1,778	77
Bell Aliant, Inc.	922	26
Boardwalk Real Estate Investment Trust (ö)	26	2
Bombardier, Inc. Class B	2,972	11
Brookfield Asset Management, Inc. Class A	326	11
Brookfield Office Properties, Inc.	601	10
Canadian National Railway Co.	475	41
Canadian Pacific Railway, Ltd.	195	16
Canadian Utilities, Ltd. Class A	482	34
Celestica, Inc. (Æ)	826	6
Centerra Gold, Inc.	951	12
CGI Group, Inc. Class A (Æ)	35	1
Emera, Inc.	229	8
Empire Co., Ltd. Class A	62	4
Encana Corp.	125	3
Fortis, Inc. Class Common Subscription Receipt	1,154	39

	Principal Amount ($) or Shares	Market Value $
George Weston, Ltd.	81	5
IAMGOLD Corp.	268	4
InterOil Corp. (Æ)	39	3
Jean Coutu Group PJC, Inc. (The) Class A	810	12
Loblaw Cos., Ltd.	143	5
Magna International, Inc. Class A	221	10
Manitoba Telecom Services, Inc. - ADR	767	26
Metro, Inc. Class A	398	24
Open Text Corp. (Æ)	151	8
Research In Motion, Ltd. (Æ)	674	5
Rogers Communications, Inc. Class B	683	28
Royal Bank of Canada - GDR	234	13
Saputo, Inc. - ADR	351	15
Shaw Communications, Inc. Class B	334	7
Shoppers Drug Mart Corp.	272	11
Talisman Energy, Inc.	981	13
TELUS Corp. Class A	462	29
TELUS Corp.	333	21
Tim Hortons, Inc.	104	5
Tourmaline Oil Corp. (Æ)	221	7
TransAlta Corp.	519	8
Valeant Pharmaceuticals International, Inc. (Æ)	665	37
Viterra, Inc. Class Common Subscription Receipt	2,300	38

		668

Cayman Islands - 0.7%
MGM China Holdings, Ltd.	2,800	5
Sands China, Ltd.	6,000	22
Wynn Macau, Ltd.	4,000	11

		38

Denmark - 0.6%
Novo Nordisk A/S Class B	195	31

Finland - 0.2%
Elisa OYJ Class A	119	3
Fortum OYJ	127	2
Orion OYJ Class B	384	8

		13

France - 2.0%
Alcatel-Lucent - ADR (Æ)	1,238	1
Cie Generale d’Optique Essilor International SA	134	13
France Telecom SA - ADR	2,093	25
Iliad SA	12	2
Ipsen SA	139	3
Pernod-Ricard SA	110	12
Safran SA	174	6
Sanofi - ADR	429	38
Suez Environnement Co.	313	4
Vivendi SA - ADR	124	2

		106

Russell Developed ex-U.S. Low Beta ETF	109

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 6.0%
Bayer AG	389	33
Beiersdorf AG (Æ)	23	2
Celesio AG	301	5
Continental AG	243	24
Daimler AG	168	8
Deutsche Telekom AG	2,646	33
E.ON AG	33	1
Fresenius Medical Care AG & Co. KGaA	388	28
Fresenius SE & Co. KGaA	138	16
Henkel AG & Co. KGaA	539	35
Linde AG	20	3
Merck KGaA	108	13
Metro AG	180	5
MTU Aero Engines Holding AG	383	31
RWE AG	340	15
SAP AG - ADR	547	40
Sky Deutschland AG (Æ)	1,923	8
United Internet AG	767	16

		316

Greece - 0.2%
Coca Cola Hellenic Bottling Co. SA - ADR (Æ)	659	12

Hong Kong - 9.7%
AIA Group, Ltd.	6,000	22
Bank of East Asia, Ltd.	2,800	11
Cathay Pacific Airways, Ltd.	3,000	5
Champion REIT (Æ)(ö)	34,000	16
Cheung Kong Holdings, Ltd.	3,000	44
CLP Holdings, Ltd.	5,000	42
Galaxy Entertainment Group, Ltd. (Æ)	6,000	20
Hang Lung Group, Ltd.	2,000	13
Hang Lung Properties, Ltd. - ADR	5,000	17
Henderson Land Development Co., Ltd.	3,000	22
Hong Kong & China Gas Co., Ltd.	18,700	47
Hysan Development Co., Ltd.	5,000	23
MTR Corp., Ltd.	3,500	13
New World Development Co., Ltd.	19,000	29
PCCW, Ltd.	92,000	38
Power Assets Holdings, Ltd.	4,500	38
Sino Land Co., Ltd.	10,000	19
SJM Holdings, Ltd.	6,000	13
Sun Hung Kai Properties, Ltd.	2,000	29
Swire Pacific, Ltd. Class A	500	6
Television Broadcasts, Ltd.	1,000	7
Wharf Holdings, Ltd.	3,000	21
Wheelock & Co., Ltd.	2,000	9
Wing Hang Bank, Ltd.	500	5

		509

Ireland - 0.8%
Elan Corp. PLC (Æ)	216	2
Kerry Group PLC Class A	499	26
Seagate Technology PLC	474	15

		43

	Principal Amount ($) or Shares	Market Value $
Israel - 1.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	7,486	9
Check Point Software Technologies, Ltd. (Æ)	46	2
Mellanox Technologies, Ltd. Class benchmark with price? (Æ)	89	9
Teva Pharmaceutical Industries, Ltd.	1,356	55

		75

Italy - 0.3%
A2A SpA	15,507	8
Prada SpA	1,000	7

		15

Japan - 26.1%
Acom Co., Ltd. (Æ)	480	12
Advantest Corp.	200	3
Aeon Co., Ltd.	600	7
Aeon Credit Service Co., Ltd.	1,600	35
Aisin Seiki Co., Ltd.	400	11
Ajinomoto Co., Inc.	1,000	16
Alfresa Holdings Corp.	200	10
Asahi Group Holdings, Ltd.	400	10
Astellas Pharma, Inc.	700	36
Bridgestone Corp.	400	9
Canon, Inc.	600	19
Chubu Electric Power Co., Inc.	900	12
Chugai Pharmaceutical Co., Ltd.	300	6
Chugoku Electric Power Co., Inc. (The)	1,200	16
Citizen Holdings Co., Ltd.	2,100	11
Credit Saison Co., Ltd.	1,200	29
Daiichi Sankyo Co., Ltd.	1,100	18
Daito Trust Construction Co., Ltd.	200	20
Dena Co., Ltd.	100	3
Denso Corp.	600	19
Eisai Co., Ltd.	700	32
Electric Power Development Co., Ltd.	100	3
FamilyMart Co., Ltd.	300	15
FANUC Corp.	100	16
FUJIFILM Holdings Corp.	400	7
Fujitsu, Ltd.	3,000	11
Gree, Inc.	200	4
Hirose Electric Co., Ltd.	200	22
Hitachi High-Technologies Corp.	100	2
Hitachi, Ltd.	4,000	22
Hokuriku Electric Power Co.	500	6
Honda Motor Co., Ltd.	800	25
Hoya Corp.	500	11
Japan Tobacco, Inc.	1,700	50
Kansai Electric Power Co., Inc. (The)	900	7
Keisei Electric Railway Co., Ltd.	1,000	9
Kirin Holdings Co., Ltd.	1,000	13
Kyocera Corp.	100	9
Kyowa Hakko Kirin Co., Ltd.	1,000	12
Lawson, Inc.	100	8
Medipal Holdings Corp.	1,900	26
Mitsubishi Estate Co., Ltd.	1,000	19

110	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mitsubishi Motors Corp. (Æ)	2,000	2
Mitsubishi UFJ Financial Group, Inc.	5,000	24
Mizuho Financial Group, Inc.	9,700	16
Murata Manufacturing Co., Ltd.	300	16
NEC Corp.	2,000	3
Nintendo Co., Ltd.	100	13
Nippon Meat Packers, Inc.	1,000	13
Nippon Telegraph & Telephone Corp.	1,200	56
Nissan Motor Co., Ltd.	1,500	13
Nisshin Seifun Group, Inc.	500	6
Nissin Foods Holdings Co., Ltd.	200	8
NOK Corp.	100	2
Nomura Research Institute, Ltd.	200	4
NTT DOCOMO, Inc.	20	33
Olympus Corp.	100	2
Omron Corp.	200	4
Oracle Corp. Japan	400	21
Osaka Gas Co., Ltd.	4,000	18
Otsuka Holdings Co., Ltd.	200	6
Panasonic Corp.	100	1
Santen Pharmaceutical Co., Ltd.	200	9
Secom Co., Ltd.	200	10
Seven & I Holdings Co., Ltd.	1,000	31
Shin-Etsu Chemical Co., Ltd.	200	11
Shionogi & Co., Ltd.	1,300	20
Softbank Corp.	1,100	44
Stanley Electric Co., Ltd.	800	12
Sumitomo Mitsui Financial Group, Inc.	700	22
Suzuken Co., Ltd.	400	13
Suzuki Motor Corp.	400	8
Sysmex Corp.	100	5
Taisho Pharmaceutical Holdings Co., Ltd.	100	8
Takeda Pharmaceutical Co., Ltd.	1,700	78
TDK Corp.	100	4
Terumo Corp.	300	13
Toho Gas Co., Ltd.	1,000	7
Tohoku Electric Power Co., Inc.	1,800	15
Tokyo Electric Power Co., Inc. (Æ)	3,500	6
Tokyo Gas Co., Ltd.	5,000	28
Toshiba Corp.	4,000	13
Toyoda Gosei Co., Ltd.	200	4
Toyota Industries Corp.	100	3
Toyota Motor Corp.	2,300	89
Trend Micro, Inc.	400	11
Unicharm Corp.	100	6
Yahoo! Japan Corp.	39	15

		1,377

Luxembourg - 0.9%
L’Occitane International SA	2,750	7
Pacific Drilling SA (Æ)	968	10
Samsonite International SA	8,100	15
Ternium SA - ADR	714	14

		46

Netherlands - 2.7%
ASML Holding NV Class G	136	7
Heineken Holding NV	207	10

	Principal Amount ($) or Shares	Market Value $
Heineken NV	411	25
Koninklijke Ahold NV	2,252	28
Koninklijke KPN NV	399	3
Nutreco NV	66	5
NXP Semiconductor NV (Æ)	69	2
Unilever NV	1,698	60

		140

New Zealand - 0.4%
Contact Energy, Ltd. (Æ)	2,186	10
Telecom Corp. of New Zealand, Ltd.	5,469	10

		20

Portugal - 0.0%
Banco Espirito Santo SA Class C (Æ)	267	—	±

Singapore - 2.5%
CapitaLand, Ltd.	3,000	8
CapitaMalls Asia, Ltd.	5,000	7
City Developments, Ltd.	1,000	10
Cosco Corp. Singapore, Ltd.	4,000	3
Olam International, Ltd.	3,000	5
Singapore Technologies Engineering, Ltd.	5,000	14
Singapore Telecommunications, Ltd.	23,000	60
StarHub, Ltd.	8,000	24

		131

Spain - 0.1%
EDP Renovaveis SA (Æ)	1,163	5

Switzerland - 11.0%
Actelion, Ltd. (Æ)	996	50
Adecco SA (Æ)	176	8
Aryzta AG (Æ)	103	5
Cie Financiere Richemont SA	339	20
Dufry AG (Æ)	26	3
Logitech International SA (Æ)	717	7
Lonza Group AG (Æ)	377	20
Nestle SA	1,646	104
Novartis AG	1,727	106
Panalpina Welttransport Holding AG (Æ)	16	2
Roche Holding AG	570	106
Sonova Holding AG (Æ)	82	8
Straumann Holding AG	112	15
Sulzer AG	5	1
Swatch Group AG (The)	122	8
Swatch Group AG (The) Class B	28	11
Swiss Prime Site AG Class A (Æ)	8	1
Swisscom AG	215	86
Syngenta AG	42	16
UBS AG (Æ)	300	4

		581

United Kingdom - 14.6%
AstraZeneca PLC - ADR (Æ)	1,427	68
British American Tobacco PLC	1,930	99

Russell Developed ex-U.S. Low Beta ETF	111

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BT Group PLC	1,838	7
Carnival PLC	141	5
Cobham PLC	1,814	6
Diageo PLC	885	25
easyJet PLC	30	—	±
Firstgroup PLC	1,343	5
GlaxoSmithKline PLC - ADR	4,309	100
Imperial Tobacco Group PLC	1,380	51
Inmarsat PLC	1,429	14
Lloyds Banking Group PLC (Æ)	10,004	6
Meggitt PLC	1,891	12
National Grid PLC	1,984	22
Pennon Group PLC	1,318	15
Persimmon PLC Class A	36	—	±
Provident Financial PLC	798	18
Reckitt Benckiser Group PLC	546	31
Rolls-Royce Holdings PLC (Æ)	1,868	25
Royal Bank of Scotland Group PLC (Æ)	2,801	12
SABMiller PLC - ADR	274	12
Scottish & Southern Energy PLC	730	16
Severn Trent PLC Class H	1,446	39
Shire PLC - ADR (Æ)	599	18
Smith & Nephew PLC	238	3
Telecity Group PLC	1,903	28
United Utilities Group PLC	2,709	31
Vodafone Group PLC - ADR (Æ)	35,565	102

		770

United States - 0.4%
AdStar, Inc. (Æ)	127	5
Aegis Group plc (Æ)	1,059	4
Lululemon Athletica, Inc. Class 3 (Æ)	100	7
Talk America Holdings, Inc. (Æ)	2,013	6

		22

Total Common Stocks (cost $4,785)		5,192

Preferred Stocks - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	64	3
Henkel AG & Co. KGaA	544	44

		47

Total Preferred Stocks (cost $36)		47

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 0.1%
United States - 0.1%
Russell U.S. Cash Management Fund	5,863	(¥)	6

Total Short-Term Investments (cost $6)			6

Total Investments - 99.6% (identified cost $4,827)			5,245

Other Assets and Liabilities, Net - 0.4%			21

Net Assets - 100.0%			5,266

See accompanying notes which are an integral part of the financial statements.

112	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	30	CAD	29	10/03/12	—	*
UBS AG	USD	1	JPY	45	10/03/12	—	*
UBS AG	EUR	2	USD	2	10/02/12	—	*
UBS AG	EUR	5	USD	7	10/03/12	—	*
UBS AG	GBP	3	USD	5	10/03/12	—	*
UBS AG	HKD	7	USD	1	10/04/12	—	*

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—	*

*	Less than $500.

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1		Level 2	Level 3	Total

Common Stocks
Australia	$21		$—	$—	$21		0.4
Austria	24		—	—	24		0.5
Belgium	114		—	—	114		2.2
Bermuda	115		—	—	115		2.2
Canada	668		—	—	668		12.7
Cayman Islands	38		—	—	38		0.7
Denmark	31		—	—	31		0.6
Finland	13		—	—	13		0.2
France	106		—	—	106		2.0
Germany	316		—	—	316		6.0
Greece	12		—	—	12		0.2
Hong Kong	509		—	—	509		9.7
Ireland	43		—	—	43		0.8
Israel	75		—	—	75		1.4
Italy	15		—	—	15		0.3
Japan	1,377		—	—	1,377		26.1
Luxembourg	46		—	—	46		0.9
Netherlands	140		—	—	140		2.7
New Zealand	20		—	—	20		0.4
Portugal	—	***	—	—	—	***	—	*
Singapore	131		—	—	131		2.5
Spain	5		—	—	5		0.1
Switzerland	581		—	—	581		11.0
United Kingdom	770		—	—	770		14.6
United States	22		—	—	22		0.4
Preferred Stocks	47		—	—	47		0.9
Short-Term Investments	—		6	—	6		0.1

Total Investments	5,239		6	—	5,245		99.6

Other Assets and Liabilities, Net							0.4

							100.0

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Beta ETF	113

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Presentation of Portfolio Holdings, continued — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1		Level 2	Level 3	Total

Other Financial Instruments
Foreign Currency Exchange Contracts	$—	***	$—	$—	$—	***	—	*

Total Other Financial Instruments**	$—		$—	$—	$—

*	Less than .05% of net assets.
**	Other financial instruments reflected, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
***	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

114	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Fair Value of Derivative Instruments — September 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	*

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency-related transactions	$1

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Foreign currency-related transactions	$—	*

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Beta ETF	115

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,827
Investments, at market*	5,245
Foreign currency holdings**	5
Receivables:
Dividends	23
Investments sold	48
Foreign taxes recoverable	5

Total assets	5,326

Liabilities
Payables:
Investments purchased	58
Accrued fees to affiliates	2

Total liabilities	60

Net Assets	$5,266

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$39
Accumulated net realized gain (loss)	(71)
Unrealized appreciation (depreciation) on investments	418
Additional paid-in capital	4,880

Net Assets	$5,266

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$52.66
Net assets	$5,266,120
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$6
** Foreign currency holdings - cost	$5

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

116	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$110
Less foreign taxes withheld	(9)

Total investment income	101

Expenses
Management fees	15
Expense reductions	(9)

Net expenses	6

Net investment income (loss)	95

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(63)
Foreign currency-related transactions	1

Net realized gain (loss)	(62)
Net change in unrealized appreciation (depreciation) on investments	101

Net realized and unrealized gain (loss)	39

Net Increase (Decrease) in Net Assets from Operations	$134

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Beta ETF	117

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$95	$59
Net realized gain (loss)	(62)	(10)
Net change in unrealized appreciation (depreciation)	101	317

Net increase (decrease) in net assets from operations	134	366

Distributions
From net investment income	(76)	(38)

Net decrease in net assets from distributions	(76)	(38)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	4,880

Total Net Increase (Decrease) in Net Assets	58	5,208

Net Assets
Beginning of period	5,208	—

End of period	$5,266	$5,208

Undistributed (overdistributed) net investment income included in net assets	$39	$20

*	For the period November 3, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

118	Russell Developed ex-U.S. Low Beta ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	52.08	1.10	.24	1.34	(.76)	(.76)
March 31, 2012**	48.80	.59	3.07	3.66	(.38)	(.38)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period November 3, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

120	Russell Developed ex-U.S. Low Beta ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
52.66	2.65	5,266	.59	.25	4.32	17
52.08	7.53	5,208	.87	.25	2.91	26

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Beta ETF	121

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value April 1, 2012	$1,000.00	$1,000.00
Ending Account Value September 30, 2012	$1,052.40	$1,023.75
Expenses Paid During Period*	$1.29	$1.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

122	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.8%
Australia - 10.7%
AGL Energy, Ltd.	590	9
Amcor, Ltd. (Æ)	636	5
ASX, Ltd. - ADR	197	6
Australia & New Zealand Banking Group, Ltd. - ADR	1,985	51
BHP Billiton, Ltd. - ADR	320	11
Centro Retail Australia (ö)	4,560	10
CFS Retail Property Trust Group (ö)	3,681	7
Coca-Cola Amatil, Ltd.	998	14
Commonwealth Bank of Australia - ADR	1,823	107
CSL, Ltd.	579	28
Dexus Property Group (ö)	4,918	5
Echo Entertainment Group, Ltd.	963	4
Fairfax Media, Ltd.	5,608	2
GPT Group (ö)	1,467	5
Insurance Australia Group, Ltd.	462	2
Lend Lease Group	939	8
Metcash, Ltd.	2,003	7
National Australia Bank, Ltd. - ADR	1,564	41
Orica, Ltd.	127	3
Origin Energy, Ltd.	236	3
Qantas Airways, Ltd. (Æ)	3	—	±
Rio Tinto, Ltd. - ADR	93	5
Tabcorp Holdings, Ltd.	2,274	7
Telstra Corp., Ltd.	8,047	33
Toll Holdings, Ltd.	334	2
Transurban Group - ADR (Æ)	994	6
Wesfarmers, Ltd.	860	31
Westfield Group (ö)	2,121	22
Westfield Retail Trust (ö)	2,429	7
Westpac Banking Corp.	2,510	65
Woolworths, Ltd.	2,071	62

		568

Belgium - 1.0%
Anheuser-Busch InBev NV	435	37
Belgacom SA	168	5
Colruyt SA (Æ)	97	4
Delhaize Group SA	59	2
Groupe Bruxelles Lambert SA	21	2
Mobistar SA	63	2

		52

Canada - 14.8%
Agrium, Inc.	33	3
Astral Media, Inc. Class A (Æ)	172	8
Atco, Ltd. Class I	16	1
Bank of Montreal	687	41
Bank of Nova Scotia	997	56
BCE, Inc.	990	44
Bell Aliant, Inc.	689	19
Brookfield Asset Management, Inc. Class A	37	1
Brookfield Office Properties, Inc.	61	1
Canadian Imperial Bank of Commerce	578	45
Canadian National Railway Co.	295	26

	Principal Amount ($) or Shares	Market Value $
Canadian Natural Resources, Ltd.	22	1
Canadian Pacific Railway, Ltd.	28	2
Canadian Utilities, Ltd. Class A	132	9
Crescent Point Energy Corp.	192	8
Emera, Inc.	245	9
Empire Co., Ltd. Class A	101	6
Enbridge, Inc.	1,266	49
Enerplus Corp.	115	2
First Capital Realty, Inc. Class A	775	15
Fortis, Inc. Class Common Subscription Receipt	276	9
Genworth MI Canada, Inc.	370	8
George Weston, Ltd.	99	6
Great-West Lifeco, Inc.	324	7
Husky Energy, Inc.	93	2
Imperial Oil, Ltd.	211	10
Industrial Alliance Insurance & Financial Services, Inc. (Þ)	81	2
Intact Financial Corp. Class Common Subscription Receipt	65	4
Loblaw Cos., Ltd.	352	12
Magna International, Inc. Class A	189	8
Manitoba Telecom Services, Inc. - ADR	266	9
Manulife Financial Corp.	639	8
Metro, Inc. Class A	509	30
National Bank of Canada	208	16
Potash Corp. of Saskatchewan, Inc.	116	5
RioCan Real Estate Investment Trust Class Trust Unit (ö)	52	1
Rogers Communications, Inc. Class B	405	16
Royal Bank of Canada - GDR	1,411	82
Saputo, Inc. - ADR	372	16
Shaw Communications, Inc. Class B	157	3
Shoppers Drug Mart Corp.	379	16
Sun Life Financial, Inc.	214	5
Suncor Energy, Inc.	74	2
TELUS Corp.	261	16
TELUS Corp. Class A	18	1
Toronto-Dominion Bank (The)	996	84
TransCanada Corp.	1,001	46
Valeant Pharmaceuticals International, Inc. (Æ)	21	1
Viterra, Inc.	782	13

		784

Denmark - 0.8%
Coloplast A/S Class B	8	2
FLSmidth & Co. A/S	34	2
Novo Nordisk A/S Class B	224	36
TDC A/S	197	1

		41

Finland - 0.1%
Fortum OYJ	182	3
Orion OYJ Class B	161	4
Stora Enso OYJ Class R	117	1

		8

Russell Developed ex-U.S. Low Volatility ETF	123

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

France - 3.9%
Casino Guichard Perrachon SA (Æ)	60	5
Cie Generale d’Optique Essilor International SA	344	32
Danone SA	151	9
France Telecom SA - ADR	828	10
Iliad SA	5	1
L’Oreal SA	169	21
Pernod-Ricard SA	91	10
Sanofi - ADR	1,038	89
Societe BIC SA	30	4
Total SA	402	20
Unibail-Rodamco SE (ö)	35	7
Vivendi SA - ADR	60	1

		209

Germany - 5.7%
Adidas AG	24	2
BASF SE	196	17
Bayer AG	73	6
Beiersdorf AG (Æ)	262	19
Daimler AG	46	2
Deutsche Lufthansa AG	434	6
Deutsche Telekom AG	2,469	30
E.ON AG	24	1
Fresenius Medical Care AG & Co. KGaA	111	8
Fresenius SE & Co. KGaA	11	1
Henkel AG & Co. KGaA	198	13
Infineon Technologies AG - ADR	600	4
K+S AG	7	—	±
Linde AG	52	9
Merck KGaA	178	22
Metro AG	42	1
MTU Aero Engines Holding AG	86	7
Rhoen Klinikum AG	323	6
RWE AG	20	1
SAP AG - ADR	847	61
Siemens AG	866	87

		303

Hong Kong - 3.3%
AIA Group, Ltd.	1,800	7
Champion REIT (Æ)(ö)	48,000	22
CLP Holdings, Ltd.	4,000	35
Hang Seng Bank, Ltd.	400	6
Hong Kong & China Gas Co., Ltd.	9,900	25
Link REIT (The) (ö)	2,000	9
MTR Corp., Ltd.	5,500	21
Power Assets Holdings, Ltd.	2,500	21
Swire Pacific, Ltd.	10,000	23
Wheelock & Co., Ltd.	1,000	4

		173

Ireland - 0.1%
Kerry Group PLC Class A	108	6

	Principal Amount ($) or Shares	Market Value $
Isle of Man - 0.0%
Genting Singapore PLC	2,000	2

Israel - 1.1%
Check Point Software Technologies, Ltd. (Æ)	92	4
Teva Pharmaceutical Industries, Ltd.	1,381	56

		60

Italy - 0.2%
Autogrill SpA	389	4
Snam Rete Gas SpA	1,039	4
Terna Rete Elettrica Nazionale SpA	750	3

		11

Japan - 12.1%
Aeon Co., Ltd.	1,800	20
Ajinomoto Co., Inc.	1,000	16
Asahi Group Holdings, Ltd.	600	15
Asahi Kasei Corp.	1,000	5
Astellas Pharma, Inc.	500	25
Chugai Pharmaceutical Co., Ltd.	600	13
Coca-Cola West Co., Ltd.	200	3
Daiichi Sankyo Co., Ltd.	200	3
Dentsu, Inc.	100	3
East Japan Railway Co.	200	13
Eisai Co., Ltd.	800	36
FamilyMart Co., Ltd.	300	15
Hisamitsu Pharmaceutical Co., Inc.	100	6
Kao Corp.	1,300	38
Kirin Holdings Co., Ltd.	1,000	13
Lawson, Inc.	200	15
McDonald’s Holdings Co. Japan, Ltd.	1,100	31
Medipal Holdings Corp.	100	1
MEIJI Holdings Co., Ltd.	100	5
Nagoya Railroad Co., Ltd.	2,000	5
Namco Bandai Holdings, Inc.	100	2
Nippon Telegraph & Telephone Corp.	600	29
Nisshin Seifun Group, Inc.	1,000	12
Nissin Foods Holdings Co., Ltd.	600	24
Nitori Holdings Co., Ltd.	50	5
NTT DOCOMO, Inc.	28	46
Odakyu Electric Railway Co., Ltd.	1,000	11
Oriental Land Co., Ltd.	100	13
Osaka Gas Co., Ltd.	3,000	13
Otsuka Holdings Co., Ltd.	600	19
Secom Co., Ltd.	300	16
Shiseido Co., Ltd.	1,100	15
Sumitomo Mitsui Financial Group, Inc.	100	3
Suzuken Co., Ltd.	100	3
Takeda Pharmaceutical Co., Ltd.	1,300	60
Tobu Railway Co., Ltd.	3,000	16
Toho Co., Ltd.	600	11
Tokyo Gas Co., Ltd.	4,000	22
TonenGeneral Sekiyu KK	1,000	9
Tsumura & Co.	300	9
Unicharm Corp.	200	12

124	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

USS Co., Ltd.	20	2
West Japan Railway Co.	200	9

		642

Jersey - 0.5%
Experian PLC	1,187	20
United Business Media, Ltd.	329	4
WPP PLC	252	3

		27

Luxembourg - 0.0%
Oriflame Cosmetics SA	55	2

Netherlands - 3.1%
Akzo Nobel NV	129	7
Heineken Holding NV	155	8
Heineken NV	287	17
Koninklijke Ahold NV	1,637	21
Koninklijke DSM NV (Æ)	63	3
Koninklijke KPN NV	1,004	8
Nutreco NV	12	1
Reed Elsevier NV (Æ)	334	4
Unilever NV	2,429	86
Wolters Kluwer NV	447	8

		163

New Zealand - 0.0%
Fletcher Building, Ltd.	344	2

Norway - 0.1%
Marine Harvest ASA (Æ)	1,449	1
Orkla ASA	315	2
Statoil ASA Class N	121	4

		7

Singapore - 2.3%
Ascendas Real Estate Investment Trust (ö)	9,000	18
DBS Group Holdings, Ltd.	1,000	12
Keppel Land, Ltd.	2,000	6
Oversea-Chinese Banking Corp., Ltd.	1,000	8
Singapore Press Holdings, Ltd.	9,000	29
Singapore Technologies Engineering, Ltd.	1,000	3
Singapore Telecommunications, Ltd.	5,000	13
SMRT Corp., Ltd.	11,000	15
United Overseas Bank, Ltd.	1,000	16

		120

Spain - 0.4%
Ebro Foods SA	49	1
Enagas SA	50	1
Red Electrica Corp. SA	41	2
Telefonica SA - ADR	1,197	16

		20

	Principal Amount ($) or Shares	Market Value $
Sweden - 0.5%
Getinge AB Class B	29	1
Hennes & Mauritz AB Class B	414	14
Holmen AB Class B	117	3
Securitas AB Class B	296	2
Swedish Match AB	45	2
TeliaSonera AB	658	5

		27

Switzerland - 10.3%
ABB, Ltd. (Æ)	167	3
Actelion, Ltd. (Æ)	189	9
Adecco SA (Æ)	9	—	±
Aryzta AG (Æ)	58	3
Bank Sarasin & Cie AG (Æ)	395	11
Cie Financiere Richemont SA	94	6
Clariant AG (Æ)	85	1
Geberit AG (Æ)	59	13
Kuehne + Nagel International AG	11	1
Lonza Group AG (Æ)	64	3
Nestle SA	1,657	105
Novartis AG	1,735	107
Partners Group Holding AG	5	1
PSP Swiss Property AG (Æ)	39	4
Roche Holding AG	571	108
Sonova Holding AG (Æ)	92	9
Straumann Holding AG	7	1
Swiss Life Holding AG (Æ)	153	18
Swiss Prime Site AG Class A (Æ)	228	19
Swisscom AG	133	53
Syngenta AG	68	25
Transocean, Ltd.	11	—	±
Zurich Insurance Group AG (Æ)	187	47

		547

United Kingdom - 27.8%
AMEC PLC - GDR	315	6
Associated British Foods PLC	1,509	31
AstraZeneca PLC - ADR (Æ)	2,019	96
BAE Systems PLC	562	3
BG Group PLC	543	11
BP PLC	14,854	104
British American Tobacco PLC	1,924	99
British Land Co. PLC (ö)	119	1
British Sky Broadcasting Group PLC	1,751	21
BT Group PLC	1,765	7
Bunzl PLC	314	6
Capita PLC	412	5
Capital Shopping Centres Group PLC Class H (ö)	157	1
Centrica PLC	4,027	21
Cobham PLC	762	3
Compass Group PLC	2,264	25
Diageo PLC	2,515	71
G4S PLC	2,126	9
GlaxoSmithKline PLC - ADR	4,398	101

Russell Developed ex-U.S. Low Volatility ETF	125

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

HSBC Holdings PLC	8,761		81
Imperial Tobacco Group PLC	1,013		37
Inchcape PLC	67		—	±
Inmarsat PLC	309		3
InterContinental Hotels Group PLC	250		7
J Sainsbury PLC	2,740		15
Marks & Spencer Group PLC	183		1
National Grid PLC	4,014		44
Next PLC	91		5
Pearson PLC	1,731		34
Reckitt Benckiser Group PLC	787		45
Reed Elsevier PLC	1,401		13
Rexam PLC	535		4
Royal Dutch Shell PLC Class A	2,953		102
Royal Dutch Shell PLC Class B	2,850		101
RSA Insurance Group PLC	507		1
SABMiller PLC - ADR	392		17
Scottish & Southern Energy PLC	1,804		41
Serco Group PLC	541		5
Severn Trent PLC Class H	632		17
Shire PLC - ADR (Æ)	480		14
Smith & Nephew PLC	732		8
Smiths Group PLC	278		5
Tate & Lyle PLC	523		6
Tesco PLC	5,140		28
Unilever PLC	1,643		60
United Utilities Group PLC	1,820		21
Vodafone Group PLC - ADR (Æ)	35,620		101
Whitbread PLC	353		13
William Hill PLC	159		1
WM Morrison Supermarkets PLC	4,850		22

			1,473

United States - 0.0%
AdStar, Inc. (Æ)	50		2

Total Common Stocks (cost $4,801)			5,249

Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	251		20
Porsche Automobil Holding SE	30		2
RWE AG	22		1

			23

Total Preferred Stocks (cost $17)			23

Short-Term Investments - 0.2%
United States - 0.2%
Russell U.S. Cash Management Fund	10,849	(¥)	11

Total Short-Term Investments (cost $11)			11

	Principal Amount ($) or Shares	Market Value $
Total Investments - 99.4% (identified cost $4,829)		5,283

Other Assets and Liabilities, Net - 0.6%		32

Net Assets - 100.0%		5,315

See accompanying notes which are an integral part of the financial statements.

126	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	71	GBP	44	10/03/12	(—	)*
UBS AG	USD	10	SEK	69	10/03/12	—	*
UBS AG	EUR	13	USD	17	10/03/12	—	*
UBS AG	JPY	4,739	USD	61	10/03/12	—	*

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(—	)*

*	Less than $500.

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value								% of Net Assets
Portfolio Summary	Level 1			Level 2	Level 3	Total

Common Stocks
Australia		$568		$—	$—		$568		10.7
Belgium		52		—	—		52		1.0
Canada		784		—	—		784		14.8
Denmark		41		—	—		41		0.8
Finland		8		—	—		8		0.1
France		209		—	—		209		3.9
Germany		303		—	—		303		5.7
Hong Kong		173		—	—		173		3.3
Ireland		6		—	—		6		0.1
Isle of Man		2		—	—		2		—	*
Israel		60		—	—		60		1.1
Italy		11		—	—		11		0.2
Japan		642		—	—		642		12.1
Jersey		27		—	—		27		0.5
Luxembourg		2		—	—		2		—	*
Netherlands		163		—	—		163		3.1
New Zealand		2		—	—		2		—	*
Norway		7		—	—		7		0.1
Singapore		120		—	—		120		2.3
Spain		20		—	—		20		0.4
Sweden		27		—	—		27		0.5
Switzerland		547		—	—		547		10.3
United Kingdom		1,473		—	—		1,473		27.8
United States		2		—	—		2		—	*
Preferred Stocks		23		—	—		23		0.4
Short-Term Investments		—		11	—		11		0.2

Total Investments		5,272		11	—		5,283		99.4

Other Assets and Liabilities, Net									0.6

									100.0

Other Financial Instruments
Foreign Currency Exchange Contracts		(—	)***	—	—		(—	)***	(—	)*

Total Other Financial Instruments**	$	(—	)***	$—	$—	$	(—	)***

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Volatility ETF	127

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Presentation of Portfolio Holdings, continued — September 30, 2012 (Unaudited)

Amounts in thousands

**	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
***	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

128	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Fair Value of Derivative Instruments — September 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Liabilities
Unrealized appreciation on foreign currency exchange contracts	$—	*

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency-related transactions	$—	*

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Foreign currency-related transactions	$ (—	)*

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Volatility ETF	129

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,829
Investments, at market*	5,283
Foreign currency holdings**	10
Receivables:
Dividends	23
Investments sold	78
Foreign taxes recoverable	5

Total assets	5,399

Liabilities
Payables:
Investments purchased	82
Accrued fees to affiliates	2

Total liabilities	84

Net Assets	$5,315

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$29
Accumulated net realized gain (loss)	(51)
Unrealized appreciation (depreciation) on investments	454
Additional paid-in capital	4,883

Net Assets	$5,315

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$53.15
Net assets	$5,314,687
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$11
** Foreign currency holdings - cost	$10

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

130	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$125
Less foreign taxes withheld	(10)

Total investment income	115

Expenses
Management fees	15
Expense reductions	(9)

Net expenses	6

Net investment income (loss)	109

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(49)
Foreign currency-related transactions	1

Net realized gain (loss)	(48)
Net change in unrealized appreciation (depreciation)	201

Net realized and unrealized gain (loss)	153

Net Increase (Decrease) in Net Assets from Operations	$262

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Volatility ETF	131

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$109	$70
Net realized gain (loss)	(48)	(4)
Net change in unrealized appreciation (depreciation)	201	253

Net increase (decrease) in net assets from operations	262	319

Distributions
From net investment income	(94)	(55)

Net decrease in net assets from distributions	(94)	(55)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	4,883

Total Net Increase (Decrease) in Net Assets	168	5,147

Net Assets
Beginning of period	5,147	—

End of period	$5,315	$5,147

Undistributed (overdistributed) net investment income included in net assets	$29	$14

*	For the period November 3, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

132	Russell Developed ex-U.S. Low Volatility ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	51.47	1.09	1.53	2.62	(.94)	(.94)
March 31, 2012**	48.83	.70	2.48	3.18	(.54)	(.54)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period November 3, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

134	Russell Developed ex-U.S. Low Volatility ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
53.15	5.24	5,315	.59	.25	4.29	19
51.47	6.55	5,147	.87	.25	3.44	25

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. Low Volatility ETF	135

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,034.10	$1,023.75
Expenses Paid During Period*	$1.27	$1.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

136	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.1%
Australia - 5.9%
AGL Energy, Ltd.	567	9
ALS, Ltd.	1,220	11
Australia & New Zealand Banking Group, Ltd. - ADR	1,091	28
CFS Retail Property Trust Group (ö)	2,420	5
Coca-Cola Amatil, Ltd.	900	13
Commonwealth Bank of Australia - ADR	758	44
CSL, Ltd.	275	13
GPT Group (ö)	5,441	19
Iluka Resources, Ltd.	351	4
Mirvac Group Class REIT (ö)	874	1
National Australia Bank, Ltd. - ADR	88	2
New Hope Corp., Ltd.	1,018	5
QR National, Ltd.	3,426	12
Tatts Group, Ltd.	3,588	10
Telstra Corp., Ltd.	14,484	58
Treasury Wine Estates, Ltd.	2,397	13
Wesfarmers, Ltd.	887	32
Westfield Group (ö)	261	3
Westpac Banking Corp.	153	4
Woolworths, Ltd.	682	20

		306

Belgium - 2.3%
Ageas	230	5
Anheuser-Busch InBev NV	1,234	104
Colruyt SA (Æ)	58	3
Delhaize Group SA	39	2
D’ieteren SA	65	3
KBC Groep NV	23	1

		118

Bermuda - 1.1%
First Pacific Co., Ltd.	19,000	21
Gulf Keystone Petroleum, Ltd. (Æ)	751	3
Jardine Strategic Holdings, Ltd.	500	17
Seadrill, Ltd.	442	17

		58

Canada - 7.3%
Atco, Ltd. Class I	10	1
Bank of Montreal	390	23
Bank of Nova Scotia	614	34
Boardwalk Real Estate Investment Trust Class Trust Unit (ö)	602	39
Canadian Imperial Bank of Commerce	37	3
Canadian National Railway Co.	151	13
Canadian Utilities, Ltd. Class A	127	9
CGI Group, Inc. Class A (Æ)	523	14
Dollarama, Inc.	270	17
Empire Co., Ltd. Class A	62	4
H&R Real Estate Investment Trust (ö)	1,094	28
Jean Coutu Group PJC, Inc. (The) Class A	1,873	27
Keyera Corp.	32	2
National Bank of Canada	328	25

	Principal Amount ($) or Shares	Market Value $
Power Corp. of Canada	81	2
Royal Bank of Canada - GDR	846	48
TELUS Corp. Class A	449	28
TELUS Corp.	348	22
Tim Hortons, Inc.	36	2
Toronto-Dominion Bank (The)	344	29
TransCanada Corp.	99	5
Valeant Pharmaceuticals International, Inc. (Æ)	78	4

		379

Cayman Islands - 0.0%
Sands China, Ltd.	400	1

Denmark - 3.2%
Carlsberg A/S Class B	93	8
Coloplast A/S Class B	118	25
GN Store Nord A/S	1,880	29
Novo Nordisk A/S Class B	649	103
Novozymes A/S Class B	53	1

		166

Finland - 0.9%
Fortum OYJ	13	—	±
Kone OYJ Class B	26	2
Metso OYJ	690	24
Nokian Renkaat OYJ	164	7
Sampo OYJ Class A	370	12
Wartsila OYJ Abp Class B	25	1

		46

France - 8.2%
Air Liquide SA Class A	116	14
Arkema SA	61	6
Christian Dior SA	46	6
Cie Generale de Geophysique - Veritas (Æ)	1,280	40
Cie Generale d’Optique Essilor International SA	81	8
Danone SA	357	22
France Telecom SA - ADR	1,710	21
GDF Suez	135	3
Hermes International	214	57
Lafarge SA	340	18
L’Oreal SA	71	9
LVMH Moet Hennessy Louis Vuitton SA - ADR	124	19
Pernod-Ricard SA	139	16
Remy Cointreau SA	82	9
Renault SA	300	14
Sanofi - ADR	664	57
SCOR SE - ADR	118	3
Sodexo	81	6
Technip SA	40	4
Total SA	856	43
Unibail-Rodamco SE (ö)	19	4
Vivendi SA - ADR	144	3
Zodiac Aerospace	424	41

		423

Russell Developed ex-U.S. High Momentum ETF	137

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 7.9%
Allianz SE	240	29
BASF SE	490	41
Bayer AG	621	54
Bayerische Motoren Werke AG	504	37
Continental AG	237	23
Deutsche Telekom AG	239	3
E.ON AG	266	6
Fresenius Medical Care AG & Co. KGaA	212	16
Fresenius SE & Co. KGaA	88	10
Hannover Rueckversicherung AG	299	19
Henkel AG & Co. KGaA	305	20
Infineon Technologies AG - ADR	839	5
Lanxess AG	233	19
MAN SE	22	2
Merck KGaA	280	35
MTU Aero Engines Holding AG	74	6
Muenchener Rueckversicherungs AG	66	10
SAP AG - ADR	298	21
Siemens AG	348	35
Volkswagen AG	108	18

		409

Guernsey - 0.2%
Resolution, Ltd.	2,299	8

Hong Kong - 0.5%
Hang Lung Properties, Ltd. - ADR	1,000	3
Hutchison Whampoa, Ltd.	1,000	10
Link REIT (The) (ö)	3,000	14

		27

Ireland - 2.1%
CRH PLC	491	9
Elan Corp. PLC (Æ)	3,220	35
Governor & Co. of the Bank of Ireland (The) (Æ)	40,000	5
James Hardie Industries SE	1,475	13
Seagate Technology PLC	1,446	45

		107

Israel - 0.8%
Check Point Software Technologies, Ltd. (Æ)	307	15
Mellanox Technologies, Ltd. (Æ)	232	24

		39

Italy - 2.1%
ENI SpA - ADR	1,170	26
Fiat Industrial SpA Class A	1,430	14
Intesa Sanpaolo SpA	1,900	3
Lottomatica Group SpA	110	2
Pirelli & C. SpA - ADR	1,000	11
Prada SpA	1,500	11
Prysmian SpA	60	1

	Principal Amount ($) or Shares	Market Value $
Saipem SpA - ADR	500	24
Salvatore Ferragamo Italia SpA	777	16

		108

Japan - 8.6%
Acom Co., Ltd. (Æ)	1,430	36
Aozora Bank, Ltd.	2,000	6
Daito Trust Construction Co., Ltd.	100	10
East Japan Railway Co.	100	7
Fuji Heavy Industries, Ltd.	1,000	8
Hino Motors, Ltd.	5,000	33
Itochu Techno-Solutions Corp.	200	10
J Front Retailing Co., Ltd.	1,000	6
Japan Tobacco, Inc.	1,200	36
Keisei Electric Railway Co., Ltd.	1,000	9
Lawson, Inc.	400	31
Medipal Holdings Corp.	3,700	52
Mitsubishi UFJ Financial Group, Inc.	3,600	17
Nikon Corp.	800	22
NOK Corp.	300	5
Otsuka Holdings Co., Ltd.	600	19
Seven & I Holdings Co., Ltd.	200	6
Softbank Corp.	300	12
Tobu Railway Co., Ltd.	5,000	27
Tokyo Gas Co., Ltd.	2,000	11
Toyota Motor Corp.	2,000	78
Unicharm Corp.	100	6

		447

Jersey - 0.7%
Experian PLC	1,001	16
Petrofac, Ltd.	215	6
Randgold Resources, Ltd.	37	5
Wolseley PLC	166	7

		34

Luxembourg - 0.6%
Tenaris SA	1,460	30

Netherlands - 3.7%
ASML Holding NV Class G	1,130	61
European Aeronautic Defence and Space Co. NV	92	3
Gemalto NV	390	35
Koninklijke Ahold NV	831	10
Koninklijke Boskalis Westminster NV	95	3
Koninklijke DSM NV (Æ)	65	3
Koninklijke Vopak NV	347	24
Nutreco NV	29	2
NXP Semiconductor NV (Æ)	487	12
Unilever NV	1,139	41

		194

New Zealand - 0.7%
Telecom Corp. of New Zealand, Ltd.	18,980	38

138	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norway - 0.7%
Petroleum Geo-Services ASA	1,100	18
Statoil ASA Class N	422	11
TGS Nopec Geophysical Co. ASA - ADR	210	7

		36

Singapore - 0.3%
City Developments, Ltd.	1,000	9
Keppel Land, Ltd.	2,000	6

		15

Spain - 1.7%
Acciona SA	50	3
Amadeus IT Holding SA Class A	60	1
Endesa SA - ADR	141	3
Gas Natural SDG SA	552	8
Grifols SA (Æ)	695	23
Grifols SA - ADR (Æ)	80	2
Iberdrola SA	926	4
Inditex SA	279	34
Mapfre SA	2,150	6
Repsol SA - ADR	140	3
Telefonica SA - ADR	238	3

		90

Sweden - 3.4%
Assa Abloy AB Class B	108	4
Atlas Copco AB Class A	300	7
Electrolux AB	300	7
Elekta AB Class B	20	—	±
Hennes & Mauritz AB Class B	718	25
Lundin Petroleum AB (Æ)	747	18
Meda AB Class A	422	4
Sandvik AB	580	8
Skandinaviska Enskilda Banken AB Class A	4,600	39
Svenska Handelsbanken AB Class A	530	20
Swedbank AB Class A	1,210	23
Swedish Match AB	160	6
TeliaSonera AB	351	3
Trelleborg AB Class B	1,100	12

		176

Switzerland - 7.8%
ABB, Ltd. (Æ)	503	9
Cie Financiere Richemont SA	170	10
Nestle SA	1,582	100
Novartis AG	1,428	87
Roche Holding AG	560	106
Swiss Re AG (Æ)	1,231	79
Syngenta AG	10	4
Zurich Insurance Group AG (Æ)	45	11

		406

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 27.1%
Aggreko PLC	1,356	51
AMEC PLC - GDR	291	5
Amlin PLC	2,066	13
Anglo American PLC	499	15
Associated British Foods PLC	535	11
AstraZeneca PLC - ADR (Æ)	515	25
Aviva PLC	600	3
BAE Systems PLC	661	3
Barclays PLC	3,000	10
BG Group PLC	2,455	50
BHP Billiton PLC	541	17
BP PLC	6,482	46
British American Tobacco PLC	1,858	95
British Land Co. PLC (ö)	1,539	13
Burberry Group PLC	1,212	20
Carnival PLC	17	1
Compass Group PLC	3,090	34
Diageo PLC	1,246	35
Drax Group PLC	2,056	17
easyJet PLC	2,238	21
GlaxoSmithKline PLC - ADR	2,460	57
Hammerson PLC (ö)	342	2
HSBC Holdings PLC	5,341	49
IMI PLC - ADR	854	12
Imperial Tobacco Group PLC	1,015	38
Inchcape PLC	1,049	6
Investec PLC	434	3
J Sainsbury PLC	1,376	8
Johnson Matthey PLC	36	1
Kingfisher PLC	4,418	19
Land Securities Group PLC (ö)	715	9
Meggitt PLC	954	6
Mondi PLC	3,106	32
National Grid PLC	1,464	16
Next PLC	282	16
Old Mutual PLC	26,414	72
Ophir Energy PLC (Æ)	3,513	34
Pearson PLC	942	18
Provident Financial PLC	14	—	±
Prudential PLC	541	7
Reed Elsevier PLC	1,602	15
Rexam PLC	792	6
Rolls-Royce Holdings PLC (Æ)	1,371	19
Royal Bank of Scotland Group PLC (Æ)	937	4
Royal Dutch Shell PLC Class A	2,761	95
Royal Dutch Shell PLC Class B	2,509	89
RSA Insurance Group PLC	5,544	10
SABMiller PLC - ADR	1,170	51
Sage Group PLC (The)	498	3
Scottish & Southern Energy PLC	1,153	26
Shire PLC - ADR (Æ)	503	15
Smith & Nephew PLC	1,048	12
Standard Chartered PLC	1,035	23
Standard Life PLC	942	4

Russell Developed ex-U.S. High Momentum ETF	139

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Tate & Lyle PLC	276		3
Tesco PLC	905		5
Travis Perkins PLC	841		14
TUI Travel PLC	348		1
Tullow Oil PLC	400		9
Unilever PLC	1,065		39
Vodafone Group PLC - ADR (Æ)	23,604		67

			1,400

United States - 0.3%
Lululemon Athletica, Inc. (Æ)	240		18

Total Common Stocks (cost $4,661)			5,079

Preferred Stocks - 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA	349		28
Porsche Automobil Holding SE	82		5
Volkswagen AG	177		32

			65

Total Preferred Stocks (cost $57)			65

Warrants & Rights - 0.0%
France - 0.0%
Cie Generale de Geophysique - Veritas (Æ) 2012 Rights	1,280		2

Total Warrants & Rights (cost $—)			2

Short-Term Investments - 0.0%
United States - 0.0%
Russell U.S. Cash Management Fund	1,635	(¥)	2

Total Short-Term Investments (cost $2)			2

Total Investments - 99.4% (identified cost $4,720)			5,148

Other Assets and Liabilities, Net - 0.6%			32

Net Assets - 100.0%			5,180

See accompanying notes which are an integral part of the financial statements.

140	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	99	JPY	7,681	10/03/12	—	*
UBS AG	EUR	11	USD	14	10/03/12	—	*
UBS AG	GBP	54	USD	86	10/03/12	—	*

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—	*

*	Less than $500.

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$306	$—	$—	$306	5.9
Belgium	118	—	—	118	2.3
Bermuda	58	—	—	58	1.1
Canada	379	—	—	379	7.3
Cayman Islands	1	—	—	1	—	*
Denmark	166	—	—	166	3.2
Finland	46	—	—	46	0.9
France	423	—	—	423	8.2
Germany	409	—	—	409	7.9
Guernsey	8	—	—	8	0.2
Hong Kong	27	—	—	27	0.5
Ireland	107	—	—	107	2.1
Israel	39	—	—	39	0.8
Italy	108	—	—	108	2.1
Japan	447	—	—	447	8.6
Jersey	34	—	—	34	0.7
Luxembourg	30	—	—	30	0.6
Netherlands	194	—	—	194	3.7
New Zealand	38	—	—	38	0.7
Norway	36	—	—	36	0.7
Singapore	15	—	—	15	0.3
Spain	90	—	—	90	1.7
Sweden	176	—	—	176	3.4
Switzerland	406	—	—	406	7.8
United Kingdom	1,400	—	—	1,400	27.1
United States	18	—	—	18	0.3
Preferred Stocks	65	—	—	65	1.3
Warrants & Rights	2	—	—	2	—	*
Short-Term Investments	—	2	—	2	—	*

Total Investments	5,146	2	—	5,148	99.4

Other Assets and Liabilities, Net					0.6

					100.0

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. High Momentum ETF	141

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Presentation of Portfolio Holdings, continued — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1		Level 2	Level 3	Total

Other Financial Instruments
Foreign Currency Exchange Contracts	$—	***	$—	$—	$—	***	—	*

Total Other Financial Instruments **	$—	***	$—	$—	$—	***

*	Less than .05% of net assets.
**	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
***	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

142	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Fair Value of Derivative Instruments — September 30, 2012

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	*

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency-related transactions	$—	*

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Foreign currency-related transactions	$—	*

*	Less than $500.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. High Momentum ETF	143

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,720
Investments, at market*	5,148
Foreign currency holdings**	13
Receivables:
Dividends	15
Investments sold	101
Foreign taxes recoverable	4

Total assets	5,281

Liabilities
Payables:
Investments purchased	99
Accrued fees to affiliates	2

Total liabilities	101

Net Assets	$5,180

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(12)
Accumulated net realized gain (loss)	(114)
Unrealized appreciation (depreciation) on investments	428
Additional paid-in capital	4,878

Net Assets	$5,180

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$51.80
Net assets	$5,179,888
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$2
** Foreign currency holdings – cost	$13

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

144	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$96
Less foreign taxes withheld	(8)

Total investment income	88

Expenses
Management fees	15
Expense reductions	(9)

Net expenses	6

Net investment income (loss)	82

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(96)
Foreign currency-related transactions	(2)

Net realized gain (loss)	(98)
Net change in unrealized appreciation (depreciation) on investments	185

Net realized and unrealized gain (loss)	87

Net Increase (Decrease) in Net Assets from Operations	$169

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. High Momentum ETF	145

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$82	$62
Net realized gain (loss)	(98)	(17)
Net change in unrealized appreciation (depreciation)	185	243

Net increase (decrease) in net assets from operations	169	288

Distributions
From net investment income	(107)	(48)

Net decrease in net assets from distributions	(107)	(48)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	4,878

Total Net Increase (Decrease) in Net Assets	62	5,118

Net Assets
Beginning of period	5,118	—

End of period	$5,180	$5,118

Undistributed (overdistributed) net investment income included in net assets	$(12)	$13

*	For the period November 3, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

146	Russell Developed ex-U.S. High Momentum ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	51.17	.83	.87	1.70	(1.07)	(1.07)
March 31, 2012**	48.77	.63	2.25	2.88	(.48)	(.48)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period November 3, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

148	Russell Developed ex-U.S. High Momentum ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)(d)
51.80	3.41	5,180	.59	.25	3.32	31
51.17	5.95	5,118	.87	.25	3.09	32

See accompanying notes which are an integral part of the financial statements.

Russell Developed ex-U.S. High Momentum ETF	149

Russell Exchange Traded Funds Trust

Russell Factor ETFsTM

Notes to Schedules of Investments — September 30, 2012 (Unaudited)

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(¥)	Unrounded units.
(Å)	Illiquid and restricted security.
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

GDR -   Global Depositary Receipt

150	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements — September 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 26 different investment portfolios that were in operation as of September 30, 2012. These financial statements report on 13 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust under an Amended and Restated Agreement and Declaration of Trust dated August 31, 2011 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the administration responsibility of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements	151

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, and are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011.

152	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Fund files a U.S. tax return. At September 30, 2012, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

For all Funds, income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in forward contracts, wash sale deferrals, certain securities sold at a loss and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

Notes to Financial Statements	153

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF and Russell Developed ex-U.S. High Momentum ETF may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF and Russell Developed ex-U.S. High Momentum ETF may record a deferred tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at September 30, 2012. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Funds. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Funds. The Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF and Russell Developed ex-U.S. High Momentum ETF had no deferred tax liability as of September 30, 2012. None of the Funds had a realized gain (loss) on investments for capital gains taxes for the period ended September 30, 2012.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended September 30, 2012, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell Developed ex-U.S. Low Beta ETF	Trade Settlement
Russell Developed ex-U.S. Low Volatility ETF	Trade Settlement
Russell Developed ex-U.S. High Momentum ETF	Trade Settlement

The Funds’ foreign currency contract notional dollar values fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2012	September 30, 2012

Russell Developed ex-U.S. Low Beta ETF	$267,034	$163,304
Russell Developed ex-U.S. Low Volatility ETF	222,513	47,416
Russell Developed ex-U.S. High Momentum ETF	560,998	4,833,453

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2012	September 30, 2012

Russell Developed ex-U.S. Low Beta ETF	$267,034	$256,624
Russell Developed ex-U.S. Low Volatility ETF	222,513	49,765
Russell Developed ex-U.S. High Momentum ETF	560,999	103,859

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

154	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Fund employed an active strategy.

The Funds’ return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies.

3.	Investment Transactions

Securities

During the period ended September 30, 2012, purchases and sales of the Funds (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell 1000 Low Beta ETF	$4,173,505	$4,233,777
Russell 1000 High Beta ETF	3,722,131	3,709,220
Russell 1000 Low Volatility ETF	29,982,559	30,053,413
Russell 1000 High Volatility ETF	2,219,282	2,220,951
Russell 1000 High Momentum ETF	2,446,805	2,450,585
Russell 2000 Low Beta ETF	1,504,431	1,506,906
Russell 2000 High Beta ETF	3,497,084	3,507,500
Russell 2000 Low Volatility ETF	4,216,996	4,115,143
Russell 2000 High Volatility ETF	1,166,027	1,155,094
Russell 2000 High Momentum ETF	1,954,777	1,941,958
Russell Developed ex-U.S. Low Beta ETF	897,447	864,448
Russell Developed ex-U.S. Low Volatility ETF	973,820	965,011
Russell Developed ex-U.S. High Momentum ETF	1,562,498	1,580,543

For the period ended September 30, 2012, purchases and sales of the Funds resulting from in-kind redemptions were:

	Purchases	Sales

Russell 1000 Low Beta ETF	$—	$32,063,119
Russell 1000 High Beta ETF	4,876,743	5,054,167
Russell 1000 Low Volatility ETF	10,029,492	52,755,945
Russell 2000 Low Volatility ETF	5,029,299	—

Because gains and losses resulting from such in-kind transactions are not taxable to the Funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net assets per share. The realized in-kind gains or losses for the period ended September 30, 2012, are disclosed in the Funds’ Statements of Operations.

4.	Related Party Transactions, Fees and Expenses

Russell Investment Management Company (“RIMCo”) advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

Notes to Financial Statements	155

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Funds may also invest their cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of September 30, 2012, the Funds presented herein have invested $90,594 in the Russell U.S. Cash Management Fund.

The management fees specified in the table below are based upon the average daily net assets of the Funds and are payable monthly. The Adviser pays all of the expenses of the Funds other than the management fee, distribution fees pursuant to the Funds’ Supervision and Management Agreements, if any, brokerage expenses, taxes, interest fees, litigation expenses, acquired fund fees and other extraordinary expenses.

Annual Rate
Russell 1000 Low Beta ETF	0.49%
Russell 1000 High Beta ETF	0.49%
Russell 1000 Low Volatility ETF	0.49%
Russell 1000 High Volatility ETF	0.49%
Russell 1000 High Momentum ETF	0.49%
Russell 2000 Low Beta ETF	0.69%
Russell 2000 High Beta ETF	0.69%
Russell 2000 Low Volatility ETF	0.69%
Russell 2000 High Volatility ETF	0.69%
Russell 2000 High Momentum ETF	0.69%
Russell Developed ex-U.S. Low Beta ETF	0.59%
Russell Developed ex-U.S. Low Volatility ETF	0.59%
Russell Developed ex-U.S. High Momentum ETF	0.59%

The following shows the amount of the management fees paid by the Funds for the period ended September 30, 2012:

Management Fees

Russell 1000 Low Beta ETF	$66,326
Russell 1000 High Beta ETF	11,840
Russell 1000 Low Volatility ETF	165,958
Russell 1000 High Volatility ETF	11,658
Russell 1000 High Momentum ETF	12,750
Russell 2000 Low Beta ETF	17,499
Russell 2000 High Beta ETF	14,966
Russell 2000 Low Volatility ETF	24,719
Russell 2000 High Volatility ETF	14,010
Russell 2000 High Momentum ETF	17,469
Russell Developed ex-U.S. Low Beta ETF	14,983
Russell Developed ex-U.S. Low Volatility ETF	14,988
Russell Developed ex-U.S. High Momentum ETF	14,752

Waivers

For the Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF and Russell 1000 High Momentum ETF, RIMCo has contractually agreed to waive up to 0.29% of its 0.49% management fee. These waivers cannot be terminated during the relevant period except with Board approval. The total amount of the waivers for the period ended September 30, 2012 was:

Waiver

Russell 1000 Low Beta ETF	$39,254
Russell 1000 High Beta ETF	7,007
Russell 1000 Low Volatility ETF	98,220
Russell 1000 High Volatility ETF	6,900
Russell 1000 High Momentum ETF	7,546

156	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

For the Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF and Russell 2000 High Momentum ETF, RIMCo has contractually agreed to waive up to 0.39% of its 0.69% management fee. These waivers cannot be terminated during the relevant period except with Board approval. The total amount of the waivers for the period ended September 30, 2012 was:

Waiver

Russell 2000 Low Beta ETF	$9,927
Russell 2000 High Beta ETF	8,559
Russell 2000 Low Volatility ETF	13,972
Russell 2000 High Volatility ETF	7,919
Russell 2000 High Momentum ETF	9,874

For the Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF and Russell Developed ex-U.S. High Momentum ETF, RIMCo has contractually agreed to waive up to 0.34% of its 0.59% management fee. These waivers cannot be terminated during the relevant period except with Board approval. The total amount of the waivers for the period ended September 30, 2012 was:

Waiver

Russell Developed ex-U.S. Low Beta ETF	$8,634
Russell Developed ex-U.S. Low Volatility ETF	8,637
Russell Developed ex-U.S. High Momentum ETF	8,501

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended September 30, 2012 were as follows:

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF

Management fees	$6,719	$1,743	$20,777	$1,627	$1,771

	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF
Management fees	$2,601	$2,237	$5,185	$2,068	$2,635

	Russell Developed ex-U.S. Low Beta ETF	Russell Developed ex-U.S. Low Volatility ETF	Russell Developed ex-U.S. High Momentum ETF
Management fees	$2,171	$2,188	$2,172

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 41 Funds, Russell Investment Funds (“RIF”), which has 10 Funds, and RET, which had 26 Funds as of September 30, 2012, and 1 Fund as of November 1, 2012. As of November 1, 2012, the Funds’ then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Fund who also serve as trustees of RIC and RIF. Therefore, as of November 1, 2012, each of the Fund’s Trustees is a Trustee of RIC, RIF and RET. As of the period ended September 30, 2012, and for all funds of RET, each independent trustee was paid a retainer of $70,000 per year, $5,000 for each regular quarterly meeting attended in person, and $2,500 for each Audit Committee meeting and Nominating and Governance Committee meeting. Each Trustee received a $1,250 fee for attending the quarterly meeting by phone instead of receiving the full fee had the member attended in person. The trustees were also compensated for out of pocket expenses. The Audit Committee Chair and Nominating and Governance Chair were each paid a fee of $12,000 and $6,000, respectively, per year. The Chairman of the Board received additional annual compensation of $20,000.

Notes to Financial Statements	157

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

5.	Federal Income Taxes

At March 31, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year.

	No Expiration
	Short-term	Long-term	Totals

Russell 1000 Low Beta ETF	$134,564	$—	$134,564
Russell 1000 High Beta ETF	$1,014,615	$—	$1,014,615
Russell 1000 Low Volatility ETF	$577,609	$—	$577,609
Russell 1000 High Volatility ETF	$398,426	$—	$398,426
Russell 1000 High Momentum ETF	$629,747	$—	$629,747
Russell 2000 Low Beta ETF	$68,852	$—	$68,852
Russell 2000 High Beta ETF	$390,222	$—	$390,222
Russell 2000 Low Volatility ETF	$70,626	$—	$70,626
Russell 2000 High Volatility ETF	$640,821	$—	$640,821
Russell 2000 High Momentum ETF	$477,363	$—	$477,363

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF

Cost of Investments	$5,197,738	$5,026,548	$30,722,632	$4,674,214	$4,702,051

Unrealized Appreciation	361,553	39,352	1,650,926	491,976	679,994
Unrealized Depreciation	(126,220)	(222,118)	(611,706)	(178,250)	(38,813)

Net Unrealized Appreciation (Depreciation)	$235,333	$(182,766)	$1,039,220	$313,726	$641,181

	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF

Cost of Investments	$4,958,825	$4,525,646	$10,082,896	$4,390,905	$4,691,037

Unrealized Appreciation	607,711	3,327,604	463,210	956,845	846,715
Unrealized Depreciation	(279,916)	(3,374,711)	(138,079)	(1,130,849)	(159,555)

Net Unrealized Appreciation (Depreciation)	$327,795	$(47,107)	$325,131	$(174,004)	$687,160

	Russell Developed ex-U.S. Low Beta ETF	Russell Developed ex-U.S. Low Volatility ETF	Russell Developed ex-U.S. High Momentum ETF
Cost of Investments	$4,832,081	$4,832,373	$4,723,228

Unrealized Appreciation	542,251	509,089	522,650
Unrealized Depreciation	(129,345)	(58,253)	(97,823)

Net Unrealized Appreciation (Depreciation)	$412,906	$450,836	$424,827

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2011 to March 31, 2012, and treat it as arising in the fiscal year 2012. As of September 30, 2012, the Funds had realized capital losses as follows:

Fund		Fund
Russell 1000 Low Beta ETF	$6,926	Russell 2000 Low Volatility ETF	$72,651
Russell 1000 High Beta ETF	56,771	Russell 2000 High Volatility ETF	352,855
Russell 1000 Low Volatility ETF	612,476	Russell 2000 High Momentum ETF	234,388
Russell 1000 High Volatility ETF	232,819	Russell Developed ex-U.S. Low Beta ETF	6,493
Russell 1000 High Momentum ETF	43,153	Russell Developed ex-U.S. Low Volatility ETF	2,185
Russell 2000 Low Beta ETF	7,012	Russell Developed ex-U.S. High Momentum ETF	15,952
Russell 2000 High Beta ETF	263,679

158	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

As of September 30, 2012, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Investment Company. Shares are created and redeemed by the Funds at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. The Shares are listed on the New York Stock Exchange Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ Custodian. A Creation Unit of a Fund consists of at least 50,000 Shares. Transactions in shares for the Funds for the period ended September 30, 2012 were as follows:

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*

	Shares	Dollars	Shares	Dollars

Russell 1000 Low Beta ETF
Shares created	—	$—	700	$35,778
Shares redeemed	(600)	(32,127)	(—)	(—)

Total increase (decrease)	(600)	$(32,127)	700	$35,778

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 1000 High Beta ETF
Shares created	100	$4,896	500	$23,556
Shares redeemed	(100)	(5,065)	(400)	(17,397)

Total increase (decrease)	—	$(169)	100	$6,159

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 1000 Low Volatility ETF
Shares created	200	$10,050	2,200	$109,901
Shares redeemed	(1,000)	(52,861)	(800)	(37,434)

Total increase (decrease)	(800)	$(42,811)	1,400	$72,467

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 1000 High Volatility ETF
Shares created	—	$—	300	$14,720
Shares redeemed	(—)	(—)	(200)	(8,729)

Total increase (decrease)	—	$—	100	$5,991

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 1000 High Momentum ETF
Shares created	—	$—	200	$9,926
Shares redeemed	(—)	(—)	(100)	(4,596)

Total increase (decrease)	—	$—	100	$5,330

Notes to Financial Statements	159

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*

	Shares	Dollars	Shares	Dollars

Russell 2000 Low Beta ETF
Shares created	—	$—	100	$4,947
Shares redeemed	(—)	(—)	(—)	(—)

Total increase (decrease)	—	$—	100	$4,947

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 2000 High Beta ETF
Shares created	—	$—	300	$13,283
Shares redeemed	(—)	(—)	(200)	(8,075)

Total increase (decrease)	—	$—	100	$5,208

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 2000 Low Volatility ETF
Shares created	100	$5,040	200	$10,016
Shares redeemed	(—)	(—)	(100)	(5,007)

Total increase (decrease)	100	$5,040	100	$5,009

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 2000 High Volatility ETF
Shares created	—	$—	400	$18,455
Shares redeemed	(—)	(—)	(300)	(11,261)

Total increase (decrease)	—	$—	100	$7,194

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell 2000 High Momentum ETF
Shares created	—	$—	200	$9,886
Shares redeemed	(—)	(—)	(100)	(4,736)

Total increase (decrease)	—	$—	100	$5,150

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012**
	Shares	Dollars	Shares	Dollars

Russell Developed ex-U.S. Low Beta ETF
Shares created	—	$—	100	$4,880
Shares redeemed	(—)	(—)	(—)	(—)

Total increase (decrease)	—	$—	100	$4,880

160	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012**

	Shares	Dollars	Shares	Dollars

Russell Developed ex-U.S. Volatility ETF
Shares created	—	$—	100	$4,883
Shares redeemed	(—)	(—)	(—)	(—)

Total increase (decrease)	—	$—	100	$4,883

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012**
	Shares	Dollars	Shares	Dollars

Russell Developed ex-U.S. High Momentum ETF
Shares created	—	$—	100	$4,878
Shares redeemed	(—)	(—)	(—)	(—)

Total increase (decrease)	—	$—	100	$4,878

*	For the period May 26, 2011 (commencement of operations) to March 31, 2012.
**	For the period November 3, 2011 (commencement of operations) to March 31, 2012.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Illiquid securities and restricted securities may be priced by the Funds using fair valuation procedures approved by the Board.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell 2000 Low Volatility ETF - 0.0%
Gerber Scientific, Inc.	08/23/11	245	—	—	—

					—

Russell 2000 High Volatility ETF - 0.0%
Magnum Hunter Resources, Inc.	08/29/11	442	—	—	—

					—

Russell 2000 High Momentum ETF - 0.0%
Magnum Hunter Resources, Inc.	08/29/11	430	—	—	—

					—

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures except for the following:

On August 16, 2012, the Board approved an orderly liquidation of the Funds. The Board determined that closing and liquidating each Fund was in the best interests of each Fund and its shareholders. As of November 1, 2012, the Trusts’ then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

Notes to Financial Statements	161

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Frequency Distribution of Discounts and Premiums — September 30, 2012 (Unaudited)

The chart below presents information about differences between the per share NAV of the Funds and the market trading price of shares of the Funds. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Russell 1000 Low Beta ETF		Russell 1000 High Beta ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 1.00%	1	0.20%	7	1.41%
Greater than 0.20% and Less than or equal to 1.00%	13	2.63%	24	4.85%
Greater than 0.05% and Less than or equal to 0.20%	38	7.68%	199	40.20%
Greater than -0.05% and Less than or equal to 0.05%	379	76.56%	149	30.10%
Greater than -0.20% and Less than or equal to -0.05%	62	12.53%	107	21.62%
Greater than -1.00% and Less than or equal to -0.20%	2	0.40%	8	1.62%
Less than -1.00%	—	0.00%	1	0.20%

	495	100.00%	495	100.00%

	Russell 1000 Low Volatility ETF		Russell 1000 High Volatility ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	3	0.61%	5	1.01%
Greater than 0.20% and Less than or equal to 1.00%	53	10.71%	16	3.23%
Greater than 0.05% and Less than or equal to 0.20%	150	30.30%	8	1.62%
Greater than -0.05% and Less than or equal to 0.05%	148	29.90%	291	58.79%
Greater than -0.20% and Less than or equal to -0.05%	124	25.05%	150	30.30%
Greater than -1.00% and Less than or equal to -0.20%	17	3.43%	19	3.84%
Less than -1.00%	—	0.00%	6	1.21%

	495	100.00%	495	100.00%

	Russell 1000 High Momentum ETF		Russell 2000 Low Beta ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 0.20% and Less than or equal to 1.00%	18	3.64%	23	4.65%
Greater than 0.05% and Less than or equal to 0.20%	21	4.24%	149	30.10%
Greater than -0.05% and Less than or equal to 0.05%	352	71.11%	205	41.41%
Greater than -0.20% and Less than or equal to -0.05%	93	18.79%	102	20.61%
Greater than -1.00% and Less than or equal to -0.20%	11	2.22%	16	3.23%

	495	100.00%	495	100.00%

	Russell 2000 High Beta ETF		Russell 2000 Low Volatility ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	3	0.61%	3	0.61%
Greater than 0.20% and Less than or equal to 1.00%	5	1.01%	18	3.64%
Greater than 0.05% and Less than or equal to 0.20%	103	20.81%	127	25.66%
Greater than -0.05% and Less than or equal to 0.05%	268	54.14%	184	37.16%
Greater than -0.20% and Less than or equal to -0.05%	113	22.83%	137	27.68%
Greater than -1.00% and Less than or equal to -0.20%	1	0.20%	26	5.25%
Less than -1.00%	2	0.40%	—	0.00%

	495	100.00%	495	100.00%

162	Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Frequency Distribution of Discounts and Premiums, continued — September 30, 2012

(Unaudited)

	Russell 2000 High Volatility ETF		Russell 2000 High Momentum ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 1.00%	3	0.61%	—	0.00%
Greater than 0.20% and Less than or equal to 1.00%	18	3.64%	1	0.20%
Greater than 0.05% and Less than or equal to 0.20%	127	25.66%	58	11.72%
Greater than -0.05% and Less than or equal to 0.05%	184	37.16%	279	56.37%
Greater than -0.20% and Less than or equal to -0.05%	137	27.68%	135	27.27%
Greater than -1.00% and Less than or equal to -0.20%	26	5.25%	22	4.44%
Less than -1.00%	—	0.00%	—	0.00%

	495	100.00%	495	100.00%

	Russell Developed ex-U.S. Low Beta ETF		Russell Developed ex-U.S. Low Volatility ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	114	34.13%	63	18.86%
Greater than 0.20% and Less than or equal to 1.00%	13	3.89%	169	50.60%
Greater than 0.05% and Less than or equal to 0.20%	7	2.10%	38	11.38%
Greater than -0.05% and Less than or equal to 0.05%	2	0.60%	14	4.19%
Greater than -0.20% and Less than or equal to -0.05%	2	0.60%	15	4.49%
Greater than -1.00% and Less than or equal to -0.20%	49	14.67%	28	8.38%
Less than -1.00%	147	44.01%	7	2.10%

	334	100.00%	334	100.00%

	Russell Developed ex-U.S. High Momentum ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days
Greater than 1.00%	35	10.48%
Greater than 0.20% and Less than or equal to 1.00%	198	59.27%
Greater than 0.05% and Less than or equal to 0.20%	24	7.19%
Greater than -0.05% and Less than or equal to 0.05%	21	6.29%
Greater than -0.20% and Less than or equal to -0.05%	16	4.79%
Greater than -1.00% and Less than or equal to -0.20%	35	10.48%
Less than -1.00%	5	1.50%

	334	100.00%

*	Number of days are based on inception date which is one day prior to commencement of operation.

Frequency Distribution of Discounts and Premiums	163

Russell Exchange Traded Funds Trust

Russell Factor ETFs

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Management Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) at a meeting held in person on April 26, 2012 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing each Fund’s operating expenses with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Expense Universe.” The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement.

On April 18, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. The Independent Trustees also met in person at the Agreement Evaluation Meeting, both with management representatives and in executive session with their independent counsel, to review any additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all other RIMCo-managed ETFs for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

The Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement. RIMCo is responsible for investing the assets of each Fund in accordance with such Fund’s investment objective and policies.

The Board considered that each Fund is passively managed, which means that the investment objective of each Fund is to seek investment results that closely correspond to the total return of such Fund’s corresponding index (each, an “Underlying Index”).

In addition to these general factors relating to the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and Distribution Agreements, but does not encompass any 12b-1 fees that may in the future be instituted with respect to a Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from RIMCo’s relationship with the Fund, including index-licensing fees;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the fact that it currently derives no profit, and does not expect to in the near term, that RIMCo derives from its exchange traded fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions would consist of two primary roles: managing each Fund’s portfolio and producing the daily creation and redemption baskets. RIMCo reported, and the Board considered, that to meet the investment objective of each Fund, RIMCo intends to employ a full replication strategy. In this strategy, a Fund generally invests in all of the stocks comprising its Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in the

164	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell Factor ETFs

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

same weighting as the Underlying Index. In those circumstances, a Fund may purchase a sample of stocks in the Underlying Index. RIMCo reported, and the Board considered, that there may also be instances in which RIMCo may choose to overweight another stock in the Underlying Index, purchase securities not in the Underlying Index which RIMCo believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques.

In evaluating the reasonableness of the Funds’ Management Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to track Underlying Indexes that are representative of the analysis done by active managers and therefore merit fees that are higher than those of the more traditional passively managed ETFs contained in such Funds’ Comparable Funds. RIMCo also noted, and the Board considered, that such Underlying Indexes typically rebalance more frequently which requires additional work on the part of RIMCo to track the index.

With respect to the Funds’ Management Fees, the Third-Party Information showed that each Fund had a Management Fee which on a contractual basis, on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) or on both a contractual and actual basis was ranked in the first, second or third quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment Management Fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. RIMCo noted, and the Board considered, that each such Fund has a unitary fee structure, whereas certain other funds in the Expense Universe have additional non-management fees that increase their total expenses. In assessing the Funds’ Management Fees, the Board focused on actual rather than contractual Management Fees.

The Board considered for each Fund whether economies of scale have been realized and whether the Management Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered each Fund’s limited operating history and opportunity for asset growth. The Board considered that RIMCo does not expect that economies of scale will be experienced in the near-term and that RIMCo has operated and expects to continue to initially operate the Funds at a loss.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds are lower than the rates paid by the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for each Fund was ranked in the first, second or third quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Agreement Evaluation Information and other information previously received by the Board from RIMCo during the course of the year, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. The Board, in assessing the Funds’ performance, noted each Fund’s limited operating history and considered that no Fund had a full calendar year of performance.

In evaluating performance, the Board considered each Fund’s performance relative to appropriate benchmarks and indices. The Board considered that the Third-Party Information did not include performance universe comparisons, as RIMCo believes that the Funds’ Comparable Funds are mainly funds that track broad based market indexes and are therefore not comparable to the Funds, which track specialized indexes designed to provide specific outcomes or characteristics. Instead, the Board considered tracking error information with respect to a peer group created by RIMCo which RIMCo believes is more appropriate (the “Internal Performance Universe”).

Basis for Approval of Investment Advisory Contracts	165

Russell Exchange Traded Funds Trust

Russell Factor ETFs

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board noted that each Fund’s tracking error was within the tracking error target established by RIMCo. The Board further considered that the tracking error of each Fund was comparable to the tracking error of the funds in its respective Internal Performance Universe.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

166	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Shareholder Requests for Additional Information — September 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	167

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Disclosure of Information about Fund Trustees and Officers — September 30, 2012 (Unaudited)

As of September 30, 2012, the Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. As of November 1, 2012, the Trust’s then-current trustees listed below resigned and were replaced by trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
James Polisson* Born: November 11, 1959	Trustee	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	26	None.
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver Born: May 4, 1955	Trustee, Chair since 2012	Since 2011	Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	26	Aeropostale, Inc. (retailer) (2008 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2010 to present).

Jane A. Freeman Born: July 15, 1953	Trustee, Chair of Audit Committee since 2011	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (Educational Support Services) (1999 to 2008).	26	Harding Loevner Funds (Lead Director since 2008).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	26	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee, Chairman of Nominating and Governance Committee since 2012	Since 2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	26	None.

168	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Disclosure of Information about Fund Trustees and Officers, continued — September 30, 2012 (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS
James Polisson* Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/ iShares ETFs, 2005–2010	N/A

Gregory Friedman** Born: October 1, 1969	President and Chief Executive Officer	Since 2012; until successor is chosen and qualified by Trustees	Managing Director, Chief Operating Officer and Head of Product for Russell ETF Business, FRC, 2010-present; Managing Director and Head of Global iShares Relationships, iShares Inc., 2008-2010; Managing Director and Head of iShares Product Management/Strategy, iShares Inc., 1999-2008.	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees

Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds

Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds

N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999–2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011: until removed by Independent Trustees

Chief Compliance Officer, RIC;

Chief Compliance Officer, RIF;

Chief Compliance Officer, RIMCo;

Chief Compliance Officer, RFSC;

Chief Compliance Officer, Russell Exchange Traded Funds Trust

April 2002-May 2005, Manager, Global Regulatory Policy

N/A

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.
**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

Disclosure of Information about Fund Trustees and Officers	169

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

1301 Second Avenue, Seattle, Washington 98101

(888) 775-3837

Interested Trustee

James Polisson*

Independent Trustees

Evelyn S. Dilsaver

Jane A. Freeman

Daniel O. Leemon

Ernest L. Schmider

Officers

James Polisson*, President and Chief Executive Officer

Gregory Friedman**, President and Chief Executive Officer

Mark E. Swanson, Treasurer, Chief Financial Officer and Chief Accounting Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Cheryl Wichers, Chief Compliance Officer

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.

**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

170	Adviser and Service Providers

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

80-42-037

2012 SEMI-ANNUAL REPORT

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs™

SEPTEMBER 30, 2012

FUND

Russell High Dividend Yield ETF

Russell Small Cap High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. These financial statements report on 2 of these Funds.

Russell Exchange Traded

Funds Trust

Russell High Dividend Yield ETFsTM

Semi-annual Report

September 30, 2012 (Unaudited)

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance may be obtained by visiting www.russelletfs.com/Products.

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,067.70	$1,023.35
Expenses Paid During Period*	$1.71	$1.67

*	Expenses are equal to the Fund’s annualized expense ratio of 0.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Russell High Dividend Yield ETF	3

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.4%
Consumer Discretionary - 2.5%
Cinemark Holdings, Inc.	1,480	33
Garmin, Ltd.	1,411	59
H&R Block, Inc.	3,809	66
Hasbro, Inc.	1,494	57
Leggett & Platt, Inc.	1,809	45

		260

Consumer Staples - 9.6%
ConAgra Foods, Inc.	5,386	149
HJ Heinz Co.	4,157	233
Kimberly-Clark Corp.	5,099	437
Reynolds American, Inc.	4,274	185

		1,004

Energy - 8.0%
ConocoPhillips	9,187	525
Diamond Offshore Drilling, Inc.	891	59
Spectra Energy Corp.	8,484	249

		833

Financial Services - 11.7%
Ares Capital Corp.	2,651	45
Arthur J Gallagher & Co.	1,419	51
Bank of Hawaii Corp.	539	25
BioMed Realty Trust, Inc. (ö)	588	11
Capitol Federal Financial, Inc.	1,941	23
Chimera Investment Corp. (ö)	3,731	10
Cincinnati Financial Corp.	1,736	66
Digital Realty Trust, Inc. (ö)	433	30
Equity Residential (ö)	1,183	68
Federated Investors, Inc. Class B	1,088	23
HCP, Inc. (ö)	1,649	73
Health Care REIT, Inc. (ö)	845	49
Hospitality Properties Trust (ö)	472	11
Kimco Realty Corp. (ö)	1,577	32
Liberty Property Trust (ö)	386	14
M&T Bank Corp.	1,518	144
Macerich Co. (The) (ö)	511	29
Mack-Cali Realty Corp. (ö)	315	8
Mercury General Corp.	312	12
National Retail Properties, Inc. (ö)	409	12
NYSE Euronext	3,026	75
PartnerRe, Ltd. - ADR	767	57
People’s United Financial, Inc.	4,209	51
Piedmont Office Realty Trust, Inc. Class A (ö)	632	11
Realty Income Corp. (ö)	509	21
Regency Centers Corp. (ö)	339	17
Senior Housing Properties Trust (ö)	604	13
Thomson Reuters Corp.	4,439	128
Ventas, Inc. (ö)	1,137	71
Waddell & Reed Financial, Inc. Class A	1,027	34
Weingarten Realty Investors (ö)	465	13

		1,227

	Principal Amount ($) or Shares	Market Value $
Health Care - 15.3%
Bristol-Myers Squibb Co.	14,278	482
Eli Lilly & Co.	11,966	567
Merck & Co., Inc.	12,298	555

		1,604

Materials and Processing - 2.2%
Nucor Corp.	4,114	157
Southern Copper Corp.	2,094	72

		229

Producer Durables - 3.2%
Paychex, Inc.	4,202	140
Waste Management, Inc.	6,011	193

		333

Technology - 2.2%
CA, Inc.	4,598	118
Diebold, Inc.	795	27
Microchip Technology, Inc.	2,498	82

		227

Utilities - 44.7%
AGL Resources, Inc.	1,521	62
Alliant Energy Corp.	1,427	62
Ameren Corp.	3,140	103
American Electric Power Co., Inc.	6,290	276
AT&T, Inc.	14,398	544
CenturyLink, Inc.	8,074	326
Consolidated Edison, Inc.	3,806	228
DTE Energy Co.	2,200	132
Exelon Corp.	11,083	394
FirstEnergy Corp.	5,435	240
Hawaiian Electric Industries, Inc.	1,227	32
Integrys Energy Group, Inc.	1,004	52
NextEra Energy, Inc.	5,422	381
Pinnacle West Capital Corp.	1,412	75
PPL Corp.	7,535	219
Public Service Enterprise Group, Inc.	6,571	211
Southern Co.	11,087	512
TECO Energy, Inc.	2,765	49
UGI Corp.	1,452	46
Vectren Corp.	1,055	30
Verizon Communications, Inc.	11,552	527
Xcel Energy, Inc.	6,317	175

		4,676

Total Common Stocks (cost $10,347)		10,393

4	Russell High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 0.3%
Russell U.S. Cash Management Fund	26,262	(¥)	26

Total Short-Term Investments (cost $26)			26

Total Investments - 99.7% (identified cost $10,373)			10,419

Other Assets and Liabilities, Net - 0.3%			32

Net Assets - 100.0%			10,451

See accompanying notes which are an integral part of the financial statements.

Russell High Dividend Yield ETF	5

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$260	$—	$—	$260	2.5
Consumer Staples	1,004	—	—	1,004	9.6
Energy	833	—	—	833	8.0
Financial Services	1,227	—	—	1,227	11.7
Health Care	1,604	—	—	1,604	15.3
Materials and Processing	229	—	—	229	2.2
Producer Durables	333	—	—	333	3.2
Technology	227	—	—	227	2.2
Utilities	4,676	—	—	4,676	44.7
Short-Term Investments	—	26	—	26	0.3

Total Investments	$10,393	$26	$—	$10,419	99.7

Other Assets and Liabilities, Net					0.3

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

6	Russell High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$10,373
Investments, at market*	10,419
Receivables:
Dividends and interest	41

Total assets	10,460

Liabilities
Payables:
Accrued fees to affiliates	9

Total liabilities	9

Net Assets	$10,451

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$21
Accumulated net realized gain (loss)	609
Unrealized appreciation (depreciation) on investments	46
Additional paid-in capital	9,775

Net Assets	$10,451

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$26.13
Net assets	$10,450,609
Shares outstanding ($.001 par value)	400,004
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$26

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell High Dividend Yield ETF	7

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$273

Total investment income	273

Expenses
Management fees	20

Total expenses	20

Net investment income (loss)	253

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(33)
In-kind redemptions	642

Net realized gain (loss)	609
Net change in unrealized appreciation (depreciation) on investments	33

Net realized and unrealized gain (loss)	642

Net Increase (Decrease) in Net Assets from Operations	$895

See accompanying notes which are an integral part of the financial statements.

8	Russell High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$253	$2
Net realized gain (loss)	609	—
Net change in unrealized appreciation (depreciation)	33	13

Net increase (decrease) in net assets from operations	895	15

Distributions
From net investment income	(234)	—

Net decrease in net assets from distributions	(234)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	4,812	4,963

Total Net Increase (Decrease) in Net Assets	5,473	4,978

Net Assets
Beginning of period	4,978	—

End of period	$10,451	$4,978

Undistributed (overdistributed) net investment income included in net assets	$21	$2

*	For the period March 15, 2012 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell High Dividend Yield ETF	9

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	24.89	.53		1.29	1.82	(.58)	(.58)
March 31, 2012**	24.85	.01	(e)	.03	.04	—	—

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period March 15, 2012 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

10	Russell High Dividend Yield ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
26.13	6.77	10,451	.33	.33		4.12		26
24.89	.16	4,978	.59	.33	(e)	1.04	(e)	—

See accompanying notes which are an integral part of the financial statements.

Russell High Dividend Yield ETF	11

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,027.80	$1,023.09
Expenses Paid During Period*	$1.93	$1.93

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

12	Russell Small Cap High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.5%
Consumer Discretionary - 4.5%
Bob Evans Farms, Inc.	648	25
Cato Corp. (The) Class A	609	18
Cherokee, Inc.	184	3
Courier Corp.	229	3
CSS Industries, Inc.	215	4
Frisch’s Restaurants, Inc.	69	1
Harte-Hanks, Inc.	989	7
Hooker Furniture Corp.	238	3
Marcus Corp.	435	5
Meredith Corp.	806	28
Nutrisystem, Inc.	631	7
Speedway Motorsports, Inc.	258	4
World Wrestling Entertainment, Inc. Class A	600	5

		113

Consumer Staples - 3.3%
Cal-Maine Foods, Inc.	321	14
Snyders-Lance, Inc.	981	25
Universal Corp.	517	26
WD-40 Co.	355	19

		84

Financial Services - 56.9%
American National Bankshares, Inc.	173	4
Arrow Financial Corp.	230	6
Baldwin & Lyons, Inc. Class B	202	5
Bancfirst Corp.	142	6
Bank of Kentucky Financial Corp.	129	4
Berkshire Hills Bancorp, Inc.	493	11
BlackRock Kelso Capital Corp.	1,632	16
Bridge Bancorp, Inc.	190	4
Brookline Bancorp, Inc.	1,558	14
Bryn Mawr Bank Corp.	253	6
Chemical Financial Corp.	612	15
Citizens & Northern Corp.	271	5
City Holding Co.	327	12
CNB Financial Corp.	275	5
Cohen & Steers, Inc.	411	12
Community Bank System, Inc.	877	25
Community Trust Bancorp, Inc.	310	11
CVB Financial Corp.	1,960	23
Donegal Group, Inc. Class A	172	2
Entertainment Properties Trust (ö)	1,043	46
Epoch Holding Corp.	354	8
Equity One, Inc. (ö)	1,220	26
Financial Institutions, Inc.	306	6
First Bancorp	334	4
First Community Bancshares, Inc.	350	5
First Financial Bancorp	1,300	22
First Financial Bankshares, Inc.	700	25
First Financial Corp.	248	8
First of Long Island Corp. (The)	171	5
FirstMerit Corp.	2,442	36
Flushing Financial Corp.	687	11

	Principal Amount ($) or Shares	Market Value $
FNB Corp.	3,107	35
Franklin Street Properties Corp. (ö)	1,610	18
GAMCO Investors, Inc. Class A	143	7
German American Bancorp, Inc.	280	7
Glacier Bancorp, Inc.	1,600	25
Gladstone Investment Corp.	488	4
Great Southern Bancorp, Inc.	226	7
Hancock Holding Co.	1,700	53
Healthcare Realty Trust, Inc. (ö)	1,736	40
Hercules Technology Growth Capital, Inc.	1,106	12
Horace Mann Educators Corp.	883	16
Hudson Valley Holding Corp.	344	6
Iberiabank Corp.	657	30
Independent Bank Corp.	481	14
KCAP Financial, Inc.	480	4
Lakeland Bancorp, Inc.	598	6
LTC Properties, Inc. (ö)	676	22
Maiden Holdings, Ltd.	1,114	10
Main Street Capital Corp. Class A	532	16
Medical Properties Trust, Inc. (ö)	3,017	32
Monmouth Real Estate Investment Corp. Class A (ö)	894	10
MVC Capital, Inc.	531	7
National Bankshares, Inc.	154	5
National Health Investors, Inc. (ö)	545	28
NBT Bancorp, Inc.	740	16
Northrim BanCorp, Inc.	143	3
Northwest Bancshares, Inc.	2,171	27
OceanFirst Financial Corp.	318	5
Omega Healthcare Investors, Inc. (ö)	2,358	54
OneBeacon Insurance Group, Ltd. Class A	504	7
Park National Corp.	252	18
PennantPark Investment Corp.	1,254	13
Prospect Capital Corp.	2,715	31
Provident Financial Services, Inc.	1,337	21
Provident New York Bancorp	752	7
PS Business Parks, Inc. (ö)	410	27
Ramco-Gershenson Properties Trust (ö)	1,022	13
Renasant Corp.	558	11
RLI Corp.	472	31
Rockville Financial, Inc.	634	8
S&T Bancorp, Inc.	643	11
Safety Insurance Group, Inc.	282	13
Selective Insurance Group, Inc.	1,218	23
Simmons First National Corp. Class A	380	9
Sovran Self Storage, Inc. (ö)	646	37
Sterling Bancorp	686	7
SY Bancorp, Inc.	270	6
TICC Capital Corp.	838	9
Tompkins Financial Corp.	206	8
Tower Group, Inc.	774	15
Triangle Capital Corp.	607	16
Trico Bancshares	354	6
TrustCo Bank Corp.	2,083	12
Trustmark Corp.	1,442	35
UMH Properties, Inc. (ö)	291	3
United Bankshares, Inc.	1,118	28
United Fire Group, Inc.	447	11

Russell Small Cap High Dividend Yield ETF	13

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Univest Corp. of Pennsylvania	372	7
Urstadt Biddle Properties, Inc. Class A (ö)	509	10
Washington Real Estate Investment Trust (ö)	1,477	40
WesBanco, Inc.	520	11
Westamerica Bancorporation	620	29
Westfield Financial, Inc.	588	4

		1,444

Health Care - 3.7%
Computer Programs & Systems, Inc.	246	14
Landauer, Inc.	210	13
Meridian Bioscience, Inc.	919	18
Owens & Minor, Inc.	1,415	41
Utah Medical Products, Inc.	72	2
Young Innovations, Inc.	121	5

		93

Materials and Processing - 6.0%
Aceto Corp.	594	6
Kaydon Corp.	711	16
Olin Corp.	1,784	39
PH Glatfelter Co.	952	17
Watsco, Inc.	655	49
Worthington Industries, Inc.	1,162	25

		152

Producer Durables - 5.9%
ABM Industries, Inc.	1,194	23
CDI Corp.	303	5
Ennis, Inc.	581	10
Healthcare Services Group, Inc.	1,495	33
HNI Corp.	1,013	26
MicroFinancial, Inc.	185	2
Mine Safety Appliances Co.	613	23
MTS Systems Corp.	358	19
US Ecology, Inc.	407	9

		150

Utilities - 19.2%
ALLETE, Inc.	849	35
Artesian Resources Corp. Class A	165	4
Avista Corp.	1,306	34
CH Energy Group, Inc.	331	22
Chesapeake Utilities Corp.	213	10
Cleco Corp.	1,358	58
Connecticut Water Service, Inc.	192	6
Delta Natural Gas Co., Inc.	150	3
Laclede Group, Inc. (The)	500	22
MGE Energy, Inc.	514	27
New Jersey Resources Corp.	925	42
Northwest Natural Gas Co.	596	29
NorthWestern Corp.	810	29
Otter Tail Corp.	803	19

	Principal Amount ($) or Shares		Market Value $
Piedmont Natural Gas Co., Inc.	1,597		52
Portland General Electric Co.	1,682		45
WGL Holdings, Inc.	1,148		46
York Water Co.	284		5

			488

Total Common Stocks (cost $2,498)			2,524

Short-Term Investments - 0.2%
Russell U.S. Cash Management Fund	4,382	(¥)	4

Total Short-Term Investments (cost $4)			4

Total Investments - 99.7% (identified cost $2,502)			2,528

Other Assets and Liabilities, Net - 0.3%			7

Net Assets - 100.0%			2,535

See accompanying notes which are an integral part of the financial statements.

14	Russell Small Cap High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$113	$—	$—	$113	4.5
Consumer Staples	84	—	—	84	3.3
Financial Services	1,444	—	—	1,444	56.9
Health Care	93	—	—	93	3.7
Materials and Processing	152	—	—	152	6.0
Producer Durables	150	—	—	150	5.9
Utilities	488	—	—	488	19.2
Short-Term Investments	—	4	—	4	0.2

Total Investments	$2,524	$4	$—	$2,528	99.7

Other Assets and Liabilities, Net					0.3

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap High Dividend Yield ETF	15

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,502
Investments, at market*	2,528
Receivables:
Dividends and interest	8

Total assets	2,536

Liabilities
Payables:
Accrued fees to affiliates	1

Total liabilities	1

Net Assets	$2,535

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$16
Accumulated net realized gain (loss)	15
Unrealized appreciation (depreciation) on investments	26
Additional paid-in capital	2,478

Net Assets	$2,535

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$25.35
Net assets	$2,534,967
Shares outstanding ($.001 par value)	100,004
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$4

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

16	Russell Small Cap High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$51

Total investment income	51

Expenses
Management fees	5

Total expenses	5

Net investment income (loss)	46

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	15
Net change in unrealized appreciation (depreciation) on investments	8

Net realized and unrealized gain (loss)	23

Net Increase (Decrease) in Net Assets from Operations	$69

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap High Dividend Yield ETF	17

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$46	$10
Net realized gain (loss)	15	—
Net change in unrealized appreciation (depreciation)	8	18

Net increase (decrease) in net assets from operations	69	28

Distributions
From net investment income	(40)	—

Net decrease in net assets from distributions	(40)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	—	2,478

Total Net Increase (Decrease) in Net Assets	29	2,506

Net Assets
Beginning of period	2,506	—

End of period	$2,535	$2,506

Undistributed (overdistributed) net investment income included in net assets	$16	$10

*	For the period March 15, 2012 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

18	Russell Small Cap High Dividend Yield ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	25.06	.45		.24	.69	(.40)	(.40)
March 31, 2012**	24.78	.11	(e)	.17	.28	—	—

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period March 15, 2012 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

20	Russell Small Cap High Dividend Yield ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
25.35	2.78	2,535	.38	.38		3.66		36
25.06	1.14	2,506	.63	.38	(e)	8.89	(e)	—

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap High Dividend Yield ETF	21

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Notes to Schedules of Investments — September 30, 2012 (Unaudited)

Footnotes:

(ö)	Real Estate Investment Trust (REIT).
(¥)	Unrounded units.

Abbreviations:

ADR - American Depositary Receipt

22	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Notes to Financial Statements — September 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 26 different investment portfolios that were in operation as of September 30, 2012. These financial statements report on 2 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks and exchange traded funds that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements	23

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, and are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will generally be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update was effective for annual periods beginning after December 15, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date.

24	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Fund files a U.S. tax return. At September 30, 2012, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

For all Funds, income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to wash sale deferrals and certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Fund employed an active strategy.

The Funds’ return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies.

Notes to Financial Statements	25

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

3.	Investment Transactions

Securities

During the period ended September 30, 2012, purchases and sales of the Funds (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell High Dividend Yield ETF	$2.999,941	$3,016,738
Russell Small Cap High Dividend Yield ETF	902,993	898,605

For the period ended September 30, 2012, the Funds’ purchases and sales resulting from in-kind redemptions were as follows:

	Purchases	Sales

Russell High Dividend Yield ETF	$15,289,819	$10,487,277

4.	Related Party Transactions, Fees and Expenses

Russell Investment Management Company (“RIMCo”) advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The Funds may also invest their cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of September 30, 2012, the Funds have invested $30,644 in the Russell U.S. Cash Management Fund.

The management fees specified in the table below are based upon the average daily net assets of the Funds and are payable monthly. The Adviser pays all of the expenses of the Funds other than the management fee, distribution fees pursuant to the Funds’ Supervision and Management Agreement if any, brokerage expenses, taxes, interest fees, litigation expenses, acquired fund fees and other extraordinary expenses.

Annual Rate

Russell High Dividend Yield ETF	0.33%
Russell Small Cap High Dividend Yield ETF	0.38%

The following shows the respective totals for management fees for the period ended September 30, 2012:

Management Fees

Russell High Dividend Yield ETF	$20,243
Russell Small Cap High Dividend Yield ETF	4,714

Accrued Fees Payable to Affiliate

Accrued fees payable to affiliate for the period ended September 30, 2012 were as follows:

	Russell High Dividend Yield ETF	Russell Small Cap High Dividend Yield ETF

Management fees	$8,538	$1,281

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 41 Funds, Russell Investment Funds (“RIF”), which has 10 Funds and RET, which had 26 funds as of September 30, 2012, and 1 Fund as of November 1, 2012. As of November 1, 2012, the Funds’ then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Fund who also serve as trustees of RIC and RIF. Therefore, as of November 1, 2012, each of the Fund’s Trustees is a Trustee of RIC, RIF and RET. As of the period ended September 30, 2012, and for all funds of RET, each independent trustee was paid a retainer of $70,000 per year, $5,000 for each regular quarterly meeting attended in person, and $2,500 for each Audit Committee meeting and Nominating and Governance Committee meeting. Each Trustee received a $1,250 fee for attending the quarterly meeting by phone instead of receiving the full fee had the member attended in person. The trustees were also compensated for out of pocket expenses. The Audit Committee Chair and Nominating and Governance Chair were each paid a fee of $12,000 and $6,000, respectively, per year. The Chairman of the Board received additional annual compensation of $20,000.

26	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

5.	Federal Income Taxes

At March 31, 2012, the Funds did not have a net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year.

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell High Dividend Yield ETF	Russell Small Cap High Dividend Yield ETF

Cost of Investments	$10,373,414	$2,502,307

Unrealized Appreciation	$248,491	$90,678
Unrealized Depreciation	(203,321)	(64,855)

Net Unrealized Appreciation (Depreciation)	$45,170	$25,823

6.	Fund Share Transactions (amounts in thousands)

As of September 30, 2012, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Investment Company. Shares are created and redeemed by the Funds at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. The Shares are listed on the New York Stock Exchange Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ Custodian. A Creation Unit of a Fund consists of at least 50,000 Shares. Transactions in shares for the Funds for the periods ended September 30, 2012 and March 31, 2012 were as follows:

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell High Dividend Yield ETF
Shares created	600	$15,321	200	$4,963
Shares redeemed	(400)	(10,509)	—	—

Total increase (decrease)	200	$4,812	200	$4,963

Russell Small Cap High Dividend Yield ETF
Shares created	—	$—	100	$2,478
Shares redeemed	—	—	—	—

Total increase (decrease)	—	$—	100	$2,478

*	For the period March 15, 2012 (commencement of operations) to March 31, 2012.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of September 30, 2012, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosure except for the following:

On August 16, 2012, the Board approved an orderly liquidation of the Funds. The Board determined that closing and liquidating each Fund was in the best interests of each Fund and its shareholders. As of November 1, 2012, the Trusts’ then-current trustees resigned and were replaced by the trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

Notes to Financial Statements	27

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Frequency Distribution of Discounts and Premiums — September 30, 2012 (Unaudited)

The chart below presents information about differences between the per share NAV of the Funds and the market trading price of shares of the Funds. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Russell High Dividend Yield ETF		Russell Small Cap High Dividend Yield ETF
Premium/Discount Range*	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 0.20% and less than or equal to 1.00%	3	1.49%	7	3.48%
Greater than 0.05% and less than or equal to 0.20%	34	16.92%	55	27.36%
Greater than -0.05% and less than or equal to 0.05%	118	58.70%	116	57.72%
Greater than -0.20% and less than or equal to -0.05%	45	22.39%	23	11.44%
Greater than -1.00% and less than or equal to -0.20%	1	0.50%	0	0.00%

	201	100.00%	201	100.00%

*	Number of days are based on inception date which is one day prior to commencement of operations.

28	Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs

Basis for Approval of Investment Advisory Contracts—(Unaudited)

Approval of Management Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) at a meeting held in person on April 26, 2012 (the “Agreement Evaluation Meeting”). During the time period following the initial approval of the advisory agreement with respect to the Funds, the Trustees received a wide variety of materials regarding sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing each Fund’s operating expenses with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Expense Universe.” The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement.

On April 18, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. The Independent Trustees also met in person at the Agreement Evaluation Meeting, both with management representatives and in executive session with their independent counsel, to review any additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all other RIMCo-managed ETFs for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

The Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement. RIMCo is responsible for investing the assets of each Fund in accordance with such Fund’s investment objective and policies.

The Board considered that each Fund is passively managed, which means that the investment objective of each Fund is to seek investment results that closely correspond to the total return of such Fund’s corresponding index (each, an “Underlying Index”).

In addition to these general factors relating to the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and Distribution Agreements, but does not encompass any 12b-1 fees that may in the future be instituted with respect to a Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from RIMCo’s relationship with the Fund, including index-licensing fees;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the fact that it currently derives no profit, and does not expect to in the near term, that RIMCo derives from its exchange traded fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions would consist of two primary roles: managing each Fund’s portfolio and producing the daily creation and redemption baskets. RIMCo reported, and the Board considered, that to meet the investment objective of each Fund, RIMCo intends to employ a full replication strategy. In this strategy, a Fund generally invests in all of the stocks comprising its Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in the

Basis for Approval of Investment Advisory Contracts	29

Russell Exchange Traded Funds

Trust Russell High Dividend Yield ETFs

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

same weighting as the Underlying Index. In those circumstances, a Fund may purchase a sample of stocks in the Underlying Index. RIMCo reported, and the Board considered, that there may also be instances in which RIMCo may choose to overweight another stock in the Underlying Index, purchase securities not in the Underlying Index which RIMCo believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques.

With respect to the Funds’ Management Fees, the Third-Party Information showed that the Russell High Dividend Yield ETF had a Management Fee which on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) was ranked in the first quintile of its Expense Universe. The Third-Party Information also showed that the Russell Small Cap High Dividend Yield ETF had a Management Fee which was ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment Management Fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. RIMCo noted, and the Board considered, that each such Fund has a unitary fee structure, whereas certain other funds in the Expense Universe have additional non-management fees that increase their total expenses. In assessing the Funds’ Management Fees, the Board focused on actual rather than contractual Management Fees.

The Board considered for each Fund whether economies of scale have been realized and whether the Management Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered each Fund’s limited operating history and opportunity for asset growth. The Board considered that RIMCo does not expect that economies of scale will be experienced in the near-term and that RIMCo has operated and expects to continue to initially operate the Funds at a loss.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds are lower than the rates paid by the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Russell High Dividend Yield ETF were ranked in the first quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. The Third-Party Information also showed that the total expenses for the Russell Small Cap High Dividend Yield ETF were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Agreement Evaluation Information and other information previously received by the Board from RIMCo during the course of the year, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board noted that each Fund had commenced operations in March 2012 and, therefore, no performance data was available for the Funds.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

30	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Shareholder Requests for Additional Information — September 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-7837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	31

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Disclosure of Information about Fund Trustees and Officers — September 30, 2012 (Unaudited)

As of September 30, 2012, the Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. As of November 1, 2012, the Trust’s then-current trustees listed below resigned and were replaced by trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
James Polisson* Born: November 11, 1959	Trustee	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	26	None.
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver Born: May 4, 1955	Trustee, Chair since 2012	Since 2011	Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	26	Aeropostale, Inc. (retailer) (2008 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2010 to present).

Jane A. Freeman Born: July 15, 1953	Trustee, Chair of Audit Committee since 2011	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (Educational Support Services) (1999 to 2008).	26	Harding Loevner Funds (Lead Director since 2008).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	26	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee, Chairman of Nominating and Governance Committee since 2012	Since 2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	26	None.

32	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

Disclosure of Information about Fund Trustees and Officers, continued — September 30, 2012

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS
James Polisson* Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/ iShares ETFs, 2005–2010	N/A

Gregory Friedman** Born: October 1, 1969	President and Chief Executive Officer	Since 2012; until successor is chosen and qualified by Trustees	Managing Director, Chief Operating Officer and Head of Product for Russell ETF Business, FRC, 2010-present; Managing Director and Head of Global iShares Relationships, iShares Inc., 2008–2010; Managing Director and Head of iShares Product Management/Strategy, iShares Inc., 1999–2008.	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999–2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011: until removed by Independent Trustees	Chief Compliance Officer, RIC; Chief Compliance Officer, RIF; Chief Compliance Officer, RIMCo; Chief Compliance Officer, RFSC; Chief Compliance Officer, Russell Exchange Traded Funds Trust April 2002-May 2005, Manager, Global Regulatory Policy	N/A

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.
**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

Disclosure of Information about Fund Trustees and Officers	33

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFsTM

1301 Second Avenue, Seattle, Washington 98101

(888) 775-3837

Interested Trustee

James Polisson*

Independent Trustees

Evelyn S. Dilsaver

Jane A. Freeman

Daniel O. Leemon

Ernest L. Schmider

Officers

James Polisson*, President and Chief Executive Officer

Gregory Friedman**, President and Chief Executive Officer

Mark E. Swanson, Treasurer, Chief Financial Officer and

Chief Accounting Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.
**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

34	Adviser and Service Providers

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

XX-XX-XXX

2012 SEMI-ANNUAL REPORT

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

SEPTEMBER 30, 2012

FUND

Russell Aggressive Growth ETF

Russell Consistent Growth ETF

Russell Growth at a Reasonable Price ETF

Russell Contrarian ETF

Russell Equity Income ETF

Russell Low P/E ETF

Russell Small Cap Aggressive Growth ETF

Russell Small Cap Consistent Growth ETF

Russell Small Cap Low P/E ETF

Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. These financial statements report on 10 of these Funds.

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Semi-annual Report

September 30, 2012 (Unaudited)

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell Investments.

Russell Investments is the owner of the trademarks, service marks, and copyrights related to its respective indexes.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance may be obtained by visiting www.russelletfs.com/Products.

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,016.20	$1,023.14
Expenses Paid During Period*	$1.87	$1.88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Russell Aggressive Growth ETF	3

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 21.2%
Advance Auto Parts, Inc.	112	8
Amazon.com, Inc. (Æ)	257	65
American Eagle Outfitters, Inc.	350	7
Bed Bath & Beyond, Inc. (Æ)	224	14
BorgWarner, Inc. (Æ)	141	10
CarMax, Inc. (Æ)	317	9
Chipotle Mexican Grill, Inc. Class A (Æ)	32	10
Coach, Inc.	267	15
Comcast Corp. Class A	1,897	68
Costco Wholesale Corp.	329	33
Delphi Automotive PLC (Æ)	385	12
Discovery Communications, Inc. Class A (Æ)	249	15
Dollar General Corp. (Æ)	201	10
Dollar Tree, Inc. (Æ)	234	11
eBay, Inc. (Æ)	867	42
Estee Lauder Cos., Inc. (The) Class A	236	15
Family Dollar Stores, Inc.	130	9
Foot Locker, Inc.	250	9
Fossil, Inc. (Æ)	93	8
Gap, Inc. (The)	361	13
Gentex Corp.	304	5
Harley-Davidson, Inc.	253	11
Hertz Global Holdings, Inc. (Æ)	504	7
Home Depot, Inc.	1,087	66
Interpublic Group of Cos., Inc. (The)	708	8
Jarden Corp. (Æ)	159	8
Johnson Controls, Inc.	610	17
Kohl’s Corp.	263	13
Las Vegas Sands Corp.	359	17
LKQ Corp. (Æ)	460	9
Lowe’s Cos., Inc.	947	29
McDonald’s Corp.	715	66
Michael Kors Holdings, Ltd. (Æ)	160	9
Netflix, Inc. (Æ)	100	5
Nike, Inc. Class B	287	27
Nordstrom, Inc.	196	11
Omnicom Group, Inc.	269	14
O’Reilly Automotive, Inc. (Æ)	137	11
Panera Bread Co. Class A (Æ)	51	9
PetSmart, Inc.	136	9
Polaris Industries, Inc.	106	9
priceline.com, Inc. (Æ)	39	24
PVH Corp.	102	10
Ralph Lauren Corp. Class A	72	11
Ross Stores, Inc.	219	14
Signet Jewelers, Ltd.	154	8
Starbucks Corp.	577	29
Target Corp.	507	32
Tiffany & Co.	165	10
Time Warner Cable, Inc.	258	25
TJX Cos., Inc.	586	26
Tractor Supply Co.	103	10
TripAdvisor, Inc. (Æ)	153	5
Tupperware Brands Corp.	118	6

	Principal Amount ($) or Shares	Market Value $
Ulta Salon Cosmetics & Fragrance, Inc.	88	8
Under Armour, Inc. Class A (Æ)	146	8
VF Corp.	92	15
Viacom, Inc. Class B	438	23
Virgin Media, Inc.	370	11
WABCO Holdings, Inc. (Æ)	130	7
Walt Disney Co. (The)	1,262	66
Williams-Sonoma, Inc.	191	8
Wyndham Worldwide Corp.	180	9
Yum! Brands, Inc.	369	24

		1,132

Consumer Staples - 3.6%
Coca-Cola Co. (The)	2,652	101
CVS Caremark Corp.	935	45
Energizer Holdings, Inc.	100	7
Herbalife, Ltd.	167	8
Ingredion, Inc.	144	8
Kroger Co. (The)	554	13
Monster Beverage Corp. (Æ)	157	9

		191

Energy - 13.0%
Anadarko Petroleum Corp.	392	27
Cabot Oil & Gas Corp.	250	11
Cameron International Corp. (Æ)	263	15
Concho Resources, Inc. (Æ)	122	12
CONSOL Energy, Inc.	303	9
Dresser-Rand Group, Inc. (Æ)	148	8
EOG Resources, Inc.	228	26
EQT Corp.	169	10
Exxon Mobil Corp.	3,108	284
FMC Technologies, Inc. (Æ)	267	12
Halliburton Co.	767	26
Hubbell, Inc. Class B (Æ)	98	8
Marathon Petroleum Corp.	321	18
Noble Energy, Inc.	169	16
Occidental Petroleum Corp.	584	50
Oceaneering International, Inc.	168	9
Oil States International, Inc. (Æ)	101	8
Pioneer Natural Resources Co.	130	14
QEP Resources, Inc.	268	8
Range Resources Corp.	178	12
SandRidge Energy, Inc. (Æ)	973	7
Schlumberger, Ltd.	942	68
SM Energy Co.	131	7
Southwestern Energy Co. (Æ)	367	13
Sunoco, Inc.	160	7
Whiting Petroleum Corp. (Æ)	183	9

		694

Financial Services - 6.1%
Affiliated Managers Group, Inc. (Æ)	76	9
Alliance Data Systems Corp. (Æ)	66	9
American Tower Corp. Class A (ö)	321	23
Aon PLC	308	16

4	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Boston Properties, Inc. (ö)	142	16
CBRE Group, Inc. Class A (Æ)	481	9
Extra Space Storage, Inc. (ö)	211	7
FactSet Research Systems, Inc.	77	7
First Republic Bank	197	7
Fiserv, Inc. (Æ)	151	11
Franklin Resources, Inc.	130	16
Global Payments, Inc.	154	6
IntercontinentalExchange, Inc. (Æ)	83	11
Jack Henry & Associates, Inc.	184	7
Jones Lang LaSalle, Inc.	91	7
Marsh & McLennan Cos., Inc.	494	17
Mastercard, Inc. Class A	81	37
Moody’s Corp.	247	11
MSCI, Inc. Class A (Æ)	216	8
Raymond James Financial, Inc.	210	8
T Rowe Price Group, Inc.	237	15
TD Ameritrade Holding Corp.	408	6
Visa, Inc. Class A	379	51
Western Union Co. (The)	664	12

		326

Health Care - 11.0%
Alexion Pharmaceuticals, Inc. (Æ)	169	19
Allergan, Inc.	246	23
AMERIGROUP Corp. Class A (Æ)	98	9
Amgen, Inc.	571	49
Biogen Idec, Inc. (Æ)	187	28
Catamaran Corp. (Æ)	142	14
Celgene Corp. (Æ)	362	28
Cerner Corp. (Æ)	148	11
Cooper Cos., Inc. (The)	89	8
CR Bard, Inc.	96	10
DaVita, Inc. (Æ)	107	11
Dentsply International, Inc.	208	8
Edwards Lifesciences Corp. (Æ)	118	13
Endo Health Solutions, Inc. (Æ)	217	7
Express Scripts Holding Co. (Æ)	604	38
Forest Laboratories, Inc. (Æ)	298	11
Gilead Sciences, Inc. (Æ)	579	38
Henry Schein, Inc. (Æ)	115	9
Humana, Inc.	166	12
IDEXX Laboratories, Inc. (Æ)	82	8
Illumina, Inc. (Æ)	189	9
Intuitive Surgical, Inc. (Æ)	34	17
Laboratory Corp. of America Holdings (Æ)	111	10
McKesson Corp.	200	17
MEDNAX, Inc. (Æ)	96	7
Onyx Pharmaceuticals, Inc. (Æ)	108	9
Patterson Cos., Inc.	188	6
Perrigo Co.	101	12
Quest Diagnostics, Inc.	181	11
ResMed, Inc.	243	10
Salix Pharmaceuticals, Ltd. (Æ)	118	5
St. Jude Medical, Inc.	326	14
Stryker Corp.	283	16
UnitedHealth Group, Inc.	751	42

	Principal Amount ($) or Shares	Market Value $
Universal Health Services, Inc. Class B	159	7
Varian Medical Systems, Inc. (Æ)	145	9
Vertex Pharmaceuticals, Inc. (Æ)	217	12
Watson Pharmaceuticals, Inc. Class B (Æ)	143	12
Zimmer Holdings, Inc.	184	12

		591

Materials and Processing - 5.0%
Airgas, Inc.	98	8
Albemarle Corp.	133	7
Aptargroup, Inc.	132	7
Ball Corp.	211	9
Celanese Corp. Class A	228	9
CF Industries Holdings, Inc.	66	15
Ecolab, Inc.	234	15
Fastenal Co.	301	13
FMC Corp.	173	10
LyondellBasell Industries NV Class A	318	16
Monsanto Co.	401	37
Mosaic Co. (The)	275	16
PPG Industries, Inc.	141	16
Praxair, Inc.	235	24
Precision Castparts Corp.	124	20
Rockwood Holdings, Inc.	143	7
Royal Gold, Inc.	95	9
Sherwin-Williams Co. (The)	90	13
Timken Co.	159	6
Valspar Corp.	146	8

		265

Producer Durables - 13.9%
3M Co.	505	47
Accenture PLC Class A	493	35
Agilent Technologies, Inc.	345	13
Ametek, Inc.	288	10
B/E Aerospace, Inc. (Æ)	163	7
Caterpillar, Inc.	477	41
CH Robinson Worldwide, Inc.	182	11
Chicago Bridge & Iron Co. NV	186	7
Cintas Corp.	192	8
Cooper Industries PLC	169	13
CSX Corp.	875	18
Cummins, Inc.	173	16
Danaher Corp.	469	26
Deere & Co.	314	26
Donaldson Co., Inc.	230	8
Dover Corp.	207	12
FedEx Corp.	254	21
Flir Systems, Inc.	325	6
Flowserve Corp.	77	10
Fluor Corp.	205	12
Honeywell International, Inc.	587	35
IDEX Corp.	174	7
IHS, Inc. Class A (Æ)	74	7
Illinois Tool Works, Inc.	360	21
JB Hunt Transport Services, Inc.	134	7
Joy Global, Inc.	146	8

Russell Aggressive Growth ETF	5

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lincoln Electric Holdings, Inc.	157	6
Mettler-Toledo International, Inc. (Æ)	49	8
Norfolk Southern Corp.	274	17
Pall Corp.	155	10
Pentair, Inc.	179	8
Robert Half International, Inc.	250	7
Rockwell Automation, Inc.	161	11
Roper Industries, Inc.	111	12
Stanley Black & Decker, Inc.	181	14
Stericycle, Inc. (Æ)	104	9
Towers Watson & Co. Class A	114	6
TransDigm Group, Inc. (Æ)	67	10
Trimble Navigation, Ltd. (Æ)	177	8
Union Pacific Corp.	350	42
United Parcel Service, Inc. Class B	528	38
United Rentals, Inc. (Æ)	190	6
United Technologies Corp.	656	52
Wabtec Corp.	87	7
Waste Connections, Inc.	236	7
Waters Corp. (Æ)	117	10
WW Grainger, Inc.	62	13
Xylem, Inc.	306	8

		741

Technology - 26.0%
Adobe Systems, Inc. (Æ)	461	15
Akamai Technologies, Inc. (Æ)	264	10
Amdocs, Ltd.	269	9
Amphenol Corp. Class A	188	11
Ansys, Inc. (Æ)	132	10
Apple, Inc.	618	412
Applied Materials, Inc.	1,215	14
Ariba, Inc. (Æ)	162	7
Autodesk, Inc. (Æ)	275	9
Avago Technologies, Ltd.	290	10
BMC Software, Inc. (Æ)	210	9
Cadence Design Systems, Inc. (Æ)	578	7
Citrix Systems, Inc. (Æ)	174	13
Cognizant Technology Solutions Corp. Class A (Æ)	273	19
Concur Technologies, Inc. (Æ)	94	7
Crown Castle International Corp. (Æ)	267	17
Electronic Arts, Inc. (Æ)	561	7
EMC Corp. (Æ)	1,553	42
Equinix, Inc. (Æ)	57	12
F5 Networks, Inc. (Æ)	96	10
Facebook, Inc. Class A (Æ)	415	9
Fortinet, Inc. (Æ)	273	7
Gartner, Inc. (Æ)	172	8
Google, Inc. Class A (Æ)	177	134
IAC/InterActiveCorp	143	7
International Business Machines Corp.	735	152
Intuit, Inc.	266	16
Jabil Circuit, Inc.	336	6
KLA-Tencor Corp.	197	9

	Principal Amount ($) or Shares		Market Value $
Lam Research Corp. (Æ)	250		8
LinkedIn Corp. Class A (Æ)	81		10
MICROS Systems, Inc. (Æ)	144		7
Microsoft Corp.	5,062		151
NCR Corp. (Æ)	315		7
NetApp, Inc. (Æ)	373		12
Nuance Communications, Inc. (Æ)	347		9
ON Semiconductor Corp. (Æ)	911		6
QUALCOMM, Inc.	1,201		75
Rackspace Hosting, Inc. (Æ)	171		11
Red Hat, Inc. (Æ)	207		12
Salesforce.com, Inc. (Æ)	122		19
SBA Communications Corp. Class A (Æ)	156		10
Skyworks Solutions, Inc. (Æ)	291		7
Symantec Corp. (Æ)	768		14
Teradata Corp. (Æ)	172		13
TIBCO Software, Inc. (Æ)	260		8
VeriFone Systems, Inc. (Æ)	202		6
VMware, Inc. Class A (Æ)	105		10

			1,393

Utilities - 0.1%
Time Warner Telecom, Inc. Class A (Æ)	273		7

Total Common Stocks (cost $4,767)			5,340

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	5,912	(¥)	6

Total Short-Term Investments (cost $6)			6

Total Investments - 100.0% (identified cost $4,773)			5,346

Other Assets and Liabilities, Net - 0.0%			1

Net Assets - 100.0%			5,347

See accompanying notes which are an integral part of the financial statements.

6	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,132	$—	$—	$1,132	21.2
Consumer Staples	191	—	—	191	3.6
Energy	694	—	—	694	13.0
Financial Services	326	—	—	326	6.1
Health Care	591	—	—	591	11.0
Materials and Processing	265	—	—	265	5.0
Producer Durables	741	—	—	741	13.9
Technology	1,393	—	—	1,393	26.0
Utilities	7	—	—	7	0.1
Short-Term Investments	—	6	—	6	0.1

Total Investments	$5,340	$6	$—	$5,346	100.0

Other Assets and Liabilities, Net					—	*

					100.0

*	Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Aggressive Growth ETF	7

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,773
Investments, at market*	5,346
Receivables:
Dividends	4

Total assets	5,350

Liabilities
Payables:
Accrued fees to affiliates	3

Total liabilities	3

Net Assets	$5,347

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2
Accumulated net realized gain (loss)	(369)
Unrealized appreciation (depreciation) on investments	573
Additional paid-in capital	5,141

Net Assets	$5,347

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$53.47
Net assets	$5,347,053
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$6

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

8	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$32

Total investment income	32

Expenses
Management fees	9

Total expenses	9

Net investment income (loss)	23

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	13
Net change in unrealized appreciation (depreciation) on investments	48

Net realized and unrealized gain (loss)	61

Net Increase (Decrease) in Net Assets from Operations	$84

See accompanying notes which are an integral part of the financial statements.

Russell Aggressive Growth ETF	9

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$23	$29
Net realized gain (loss)	13	(297)
Net change in unrealized appreciation (depreciation)	48	525

Net increase (decrease) in net assets from operations	84	257

Distributions
From net investment income	(22)	(28)

Net decrease in net assets from distributions	(22)	(28)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	5,056

Total Net Increase (Decrease) in Net Assets	62	5,285

Net Assets
Beginning of period	5,285	—

End of period	$5,347	$5,285

Undistributed (overdistributed) net investment income included in net assets	$2	$1

*	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

10	Russell Aggressive Growth ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	52.84	.23		.62	.85	(.22)	(.22)
March 31, 2012**	48.91	.29	(e)	3.92	4.21	(.28)	(.28)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”)
*	For the period September 30, 2012 (Unaudited).
**	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

12	Russell Aggressive Growth ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
53.47	1.62	5,347	.37	.37		.88		35
52.84	8.68	5,285	.72	.37	(e)	.70	(e)	37

See accompanying notes which are an integral part of the financial statements.

Russell Aggressive Growth ETF	13

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,022.60	$1,023.14
Expenses Paid During Period*	$1.88	$1.88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

14	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 17.3%
Amazon.com, Inc. (Æ)	510	130
Bed Bath & Beyond, Inc. (Æ)	504	32
BorgWarner, Inc. (Æ)	340	23
Chipotle Mexican Grill, Inc. Class A (Æ)	75	24
Coach, Inc.	584	33
Comcast Corp. Class A	3,773	134
Darden Restaurants, Inc.	418	23
Discovery Communications, Inc. Class A (Æ)	565	34
Dollar General Corp. (Æ)	470	24
Dollar Tree, Inc. (Æ)	537	26
eBay, Inc. (Æ)	1,757	85
Estee Lauder Cos., Inc. (The) Class A	530	33
Family Dollar Stores, Inc.	320	21
Harley-Davidson, Inc.	584	25
Home Depot, Inc.	2,163	131
McDonald’s Corp.	1,420	130
McGraw-Hill Cos., Inc. (The)	639	35
Mondelez International, Inc.	2,556	106
News Corp. Class A	3,229	79
Nike, Inc. Class B	609	58
Nordstrom, Inc.	469	26
Omnicom Group, Inc.	601	31
O’Reilly Automotive, Inc. (Æ)	316	26
PetSmart, Inc.	330	23
priceline.com, Inc. (Æ)	83	51
Ralph Lauren Corp. Class A	170	26
Ross Stores, Inc.	495	32
Starbucks Corp.	1,211	61
Starwood Hotels & Resorts Worldwide, Inc. (ö)	494	29
Tiffany & Co.	402	25
TJX Cos., Inc.	1,241	56
Tractor Supply Co.	247	24
Ulta Salon Cosmetics & Fragrance, Inc.	217	21
VF Corp.	211	34
Viacom, Inc. Class B	943	51
Walt Disney Co. (The)	2,508	130
Yum! Brands, Inc.	786	52

		1,884

Consumer Staples - 5.3%
Church & Dwight Co., Inc.	410	22
Coca-Cola Co. (The)	5,209	197
Colgate-Palmolive Co.	728	78
Herbalife, Ltd.	416	20
Hershey Co. (The)	369	26
McCormick & Co., Inc.	382	24
Monster Beverage Corp. (Æ)	366	20
PepsiCo, Inc.	2,145	152
Whole Foods Market, Inc.	374	36

		575

Energy - 9.3%
Cabot Oil & Gas Corp.	596	27
Cameron International Corp. (Æ)	611	34
CONSOL Energy, Inc.	734	22
EOG Resources, Inc.	479	54
EQT Corp.	411	24

	Principal Amount ($) or Shares	Market Value $
Exxon Mobil Corp.	4,822	442
FMC Technologies, Inc. (Æ)	629	29
Halliburton Co.	1,607	54
Noble Energy, Inc.	377	35
Occidental Petroleum Corp.	1,167	100
Pioneer Natural Resources Co.	300	31
Schlumberger, Ltd.	1,872	135
Southwestern Energy Co. (Æ)	849	30

		1,017

Financial Services - 7.7%
Affiliated Managers Group, Inc. (Æ)	184	23
Alliance Data Systems Corp. (Æ)	162	23
American Express Co.	1,487	84
American Tower Corp. Class A (ö)	684	49
Aon PLC	700	37
AvalonBay Communities, Inc. (ö)	208	28
Boston Properties, Inc. (ö)	308	34
Discover Financial Services	1,049	42
Equifax, Inc.	430	20
Fiserv, Inc. (Æ)	353	26
Franklin Resources, Inc.	295	37
Marsh & McLennan Cos., Inc.	1,077	37
Mastercard, Inc. Class A	168	75
Moody’s Corp.	601	27
Progressive Corp. (The)	1,391	29
Public Storage (ö)	266	37
Simon Property Group, Inc. (ö)	462	70
T Rowe Price Group, Inc.	520	33
Visa, Inc. Class A	759	101
Western Union Co. (The)	1,517	28

		840

Health Care - 9.7%
Abbott Laboratories	2,175	149
Alexion Pharmaceuticals, Inc. (Æ)	368	42
Allergan, Inc.	527	48
Amgen, Inc.	1,151	97
Baxter International, Inc.	929	56
Becton Dickinson and Co.	432	34
Biogen Idec, Inc. (Æ)	394	59
Celgene Corp. (Æ)	751	57
Cerner Corp. (Æ)	340	26
Covidien PLC	852	51
CR Bard, Inc.	228	24
DaVita, Inc. (Æ)	252	26
Edwards Lifesciences Corp. (Æ)	270	29
Gilead Sciences, Inc. (Æ)	1,210	80
Intuitive Surgical, Inc. (Æ)	74	37
Laboratory Corp. of America Holdings (Æ)	263	24
Life Technologies Corp. (Æ)	514	25
Perrigo Co.	230	27
Quest Diagnostics, Inc.	409	26
St. Jude Medical, Inc.	728	31
Stryker Corp.	617	34
Varian Medical Systems, Inc. (Æ)	351	21
Watson Pharmaceuticals, Inc. Class B (Æ)	337	29
Zimmer Holdings, Inc.	425	29

		1,061

Russell Consistent Growth ETF	15

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 5.9%
Air Products & Chemicals, Inc.	421	35
Airgas, Inc.	244	20
Brown-Forman Corp. Class B - ADR (Æ)	389	25
CF Industries Holdings, Inc.	151	34
Eastman Chemical Co.	423	24
Ecolab, Inc.	518	34
EI du Pont de Nemours & Co.	1,427	72
Fastenal Co.	693	30
FMC Corp.	418	23
Monsanto Co.	830	75
Mosaic Co. (The)	619	36
Newmont Mining Corp.	895	50
PPG Industries, Inc.	315	36
Praxair, Inc.	500	52
Precision Castparts Corp.	266	43
Sherwin-Williams Co. (The)	210	31
Sigma-Aldrich Corp.	329	24

		644

Producer Durables - 16.5%
3M Co.	1,022	93
Accenture PLC Class A	1,019	71
Agilent Technologies, Inc.	782	30
Ametek, Inc.	699	25
Automatic Data Processing, Inc.	853	50
Boeing Co. (The)	1,110	77
Caterpillar, Inc.	969	83
CH Robinson Worldwide, Inc.	423	25
Cooper Industries PLC	394	30
CSX Corp.	1,895	39
Cummins, Inc.	375	35
Danaher Corp.	981	54
Deere & Co.	664	55
Dover Corp.	466	28
Emerson Electric Co.	1,193	58
Expeditors International of Washington, Inc.	601	22
Flowserve Corp.	184	24
General Electric Co.	13,937	316
Honeywell International, Inc.	1,206	72
Illinois Tool Works, Inc.	774	46
Joy Global, Inc.	362	20
Kansas City Southern	319	24
Norfolk Southern Corp.	593	38
Pall Corp.	382	24
Rockwell Automation, Inc.	374	26
Rockwell Collins, Inc.	457	25
Roper Industries, Inc.	250	27
Stericycle, Inc. (Æ)	251	23
TransDigm Group, Inc. (Æ)	161	23
Trimble Navigation, Ltd. (Æ)	439	21
Union Pacific Corp.	704	84
United Parcel Service, Inc. Class B	1,070	77
United Technologies Corp.	1,313	102
Waters Corp. (Æ)	283	24
WW Grainger, Inc.	142	30

		1,801

	Principal Amount ($) or Shares		Market Value $
Technology - 28.2%
Adobe Systems, Inc. (Æ)	1,041		34
Akamai Technologies, Inc. (Æ)	622		24
Altera Corp.	788		27
Amphenol Corp. Class A	443		26
Analog Devices, Inc.	724		28
Ansys, Inc. (Æ)	321		24
Apple, Inc.	1,199		800
Applied Materials, Inc.	2,778		31
Autodesk, Inc. (Æ)	659		22
Avago Technologies, Ltd.	667		23
BMC Software, Inc. (Æ)	510		21
Broadcom Corp. Class A (Æ)	1,075		37
Cisco Systems, Inc.	7,473		143
Citrix Systems, Inc. (Æ)	392		30
Cognizant Technology Solutions Corp. Class A (Æ)	597		42
EMC Corp. (Æ)	3,132		85
F5 Networks, Inc. (Æ)	229		24
Google, Inc. Class A (Æ)	348		263
Intel Corp.	6,798		154
International Business Machines Corp.	1,436		298
KLA-Tencor Corp.	469		22
Lam Research Corp. (Æ)	595		19
Linear Technology Corp.	704		22
LinkedIn Corp. Class A (Æ)	198		24
Maxim Integrated Products, Inc.	862		23
Microsoft Corp.	9,886		294
NetApp, Inc. (Æ)	861		28
NVIDIA Corp. (Æ)	1,757		23
Oracle Corp.	5,235		165
QUALCOMM, Inc.	2,383		149
Red Hat, Inc. (Æ)	478		27
Teradata Corp. (Æ)	396		30
Texas Instruments, Inc.	1,915		53
VMware, Inc. Class A (Æ)	254		25
Xilinx, Inc.	719		24

			3,064

Total Common Stocks (cost $10,533)			10,886

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	9,563	(¥)	10

Total Short-Term Investments (cost $10)			10

Total Investments - 100.0% (identified cost $10,543)			10,896

Other Assets and Liabilities, Net - 0.0%			1

Net Assets - 100.0%			10,897

See accompanying notes which are an integral part of the financial statements.

16	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,884	$—	$—	$1,884	17.3
Consumer Staples	575	—	—	575	5.3
Energy	1,017	—	—	1,017	9.3
Financial Services	840	—	—	840	7.7
Health Care	1,061	—	—	1,061	9.7
Materials and Processing	644	—	—	644	5.9
Producer Durables	1,801	—	—	1,801	16.5
Technology	3,064	—	—	3,064	28.2
Short-Term Investments	—	10	—	10	0.1

Total Investments	$10,886	$10	$—	$10,896	100.0

Other Assets and Liabilities, Net					—	*

					100.0

*	Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Consistent Growth ETF	17

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$10,543
Investments, at market*	10,896
Receivables:
Dividends	14

Total assets	10,910

Liabilities
Payables:
Accrued fees to affiliates	13

Total liabilities	13

Net Assets	$10,897

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(4)
Accumulated net realized gain (loss)	3,838
Unrealized appreciation (depreciation) on investments	353
Additional paid-in capital	6,710

Net Assets	$10,897

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$54.48
Net assets	$10,896,638
Shares outstanding ($.001 par value)	200,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$10

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

18	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$222

Total investment income	222

Expenses
Management fees	49

Total expenses	49

Net investment income (loss)	173

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(540)
In-kind redemptions	4,825

Net realized gain (loss)	4,285
Net change in unrealized appreciation (depreciation) on investments	(3,870)

Net realized and unrealized gain (loss)	415

Net Increase (Decrease) in Net Assets from Operations	$588

See accompanying notes which are an integral part of the financial statements.

Russell Consistent Growth ETF	19

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$173	$156
Net realized gain (loss)	4,285	(367)
Net change in unrealized appreciation (depreciation)	(3,870)	4,223

Net increase (decrease) in net assets from operations	588	4,012

Distributions
From net investment income	(189)	(144)

Net decrease in net assets from distributions	(189)	(144)

Share Transactions
Net increase (decrease) in net assets from share transactions	(21,869)	28,499

Total Net Increase (Decrease) in Net Assets	(21,470)	32,367

Net Assets
Beginning of period	32,367	—

End of period	$10,897	$32,367

Undistributed (overdistributed) net investment income included in net assets	$(4)	$12

*	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

20	Russell Consistent Growth ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	53.95	.34		.86	1.20	(.67)	(.67)
March 31, 2012**	49.02	.48	(e)	4.84	5.32	(.39)	(.39)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

22	Russell Consistent Growth ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
54.48	2.26	10,897	.37	.37		1.30		38
53.95	10.95	32,367	.68	.37	(e)	1.14	(e)	22

See accompanying notes which are an integral part of the financial statements.

Russell Consistent Growth ETF	23

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,017.40	$1,023.21
Expenses Paid During Period*	$1 .87	$1 .88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

24	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 17.0%
Advance Auto Parts, Inc.	130	9
American Eagle Outfitters, Inc.	410	9
Apollo Group, Inc. Class A (Æ)	219	6
AutoZone, Inc. (Æ)	41	15
Bed Bath & Beyond, Inc. (Æ)	245	15
CarMax, Inc. (Æ)	364	10
Coach, Inc.	291	16
Costco Wholesale Corp.	355	36
Darden Restaurants, Inc.	195	11
Dollar Tree, Inc. (Æ)	260	13
Family Dollar Stores, Inc.	148	10
Fossil, Inc. (Æ)	108	9
Gap, Inc. (The)	406	15
Garmin, Ltd.	216	9
Gentex Corp.	357	6
Genuine Parts Co.	198	12
Home Depot, Inc.	1,149	69
International Game Technology	544	7
Kohl’s Corp.	287	15
Lowe’s Cos., Inc.	1,016	31
McDonald’s Corp.	756	69
McGraw-Hill Cos., Inc. (The)	313	17
Nike, Inc. Class B	311	30
Nordstrom, Inc.	218	12
Nu Skin Enterprises, Inc. Class A	154	6
Omnicom Group, Inc.	300	15
O’Reilly Automotive, Inc. (Æ)	152	13
Panera Bread Co. Class A (Æ)	59	10
PetSmart, Inc.	154	11
Polaris Industries, Inc.	120	10
Ralph Lauren Corp. Class A	80	12
Ross Stores, Inc.	242	16
Staples, Inc.	885	10
Starbucks Corp.	624	32
Target Corp.	548	35
Tiffany & Co.	190	12
TJX Cos., Inc.	637	29
Tractor Supply Co.	114	11
Tupperware Brands Corp.	137	7
Urban Outfitters, Inc. (Æ)	271	10
VF Corp.	101	16
Wal-Mart Stores, Inc.	1,235	90
Walt Disney Co. (The)	1,334	69
Yum! Brands, Inc.	401	27

		892

Consumer Staples - 3.3%
Archer-Daniels-Midland Co.	636	17
Church & Dwight Co., Inc.	193	10
ConAgra Foods, Inc.	492	14
Energizer Holdings, Inc.	118	9
General Mills, Inc.	587	23
Herbalife, Ltd.	192	9
HJ Heinz Co.	320	18
Kellogg Co.	277	14

	Principal Amount ($) or Shares	Market Value $
Kimberly-Clark Corp.	335	30
Walgreen Co.	778	28

		172

Energy - 15.8%
Baker Hughes, Inc.	434	20
Cameron International Corp. (Æ)	297	17
Chevron Corp.	1,404	164
Consol Energy, Inc.	334	10
EQT Corp.	192	11
Exxon Mobil Corp.	3,271	298
FMC Technologies, Inc. (Æ)	303	14
Halliburton Co.	827	28
Helmerich & Payne, Inc.	190	9
Hubbell, Inc. Class B (Æ)	109	9
Marathon Oil Corp.	699	21
Murphy Oil Corp.	240	13
National Oilwell Varco, Inc.	378	30
Occidental Petroleum Corp.	618	53
Oceaneering International, Inc.	187	10
Peabody Energy Corp.	406	9
Phillips 66 Class W (Æ)	594	28
QEP Resources, Inc.	302	10
Schlumberger, Ltd.	996	72
World Fuel Services Corp.	191	7

		833

Financial Services - 7.5%
ACE, Ltd.	306	23
Aflac, Inc.	449	21
Alliance Data Systems Corp. (Æ)	75	11
Allied World Assurance Co. Holdings AG	93	7
American Express Co.	776	44
Arch Capital Group, Ltd. (Æ)	232	10
Arthur J Gallagher & Co.	235	8
Brown & Brown, Inc.	280	7
Chubb Corp. (The)	261	20
Eaton Vance Corp.	279	8
Equifax, Inc.	199	9
FactSet Research Systems, Inc.	90	9
Fiserv, Inc. (Æ)	169	13
Franklin Resources, Inc.	145	18
Global Payments, Inc.	179	7
HCC Insurance Holdings, Inc.	245	8
IntercontinentalExchange, Inc. (Æ)	90	12
Jack Henry & Associates, Inc.	216	8
Northern Trust Corp.	265	12
ProAssurance Corp.	83	8
SEI Investments Co.	365	8
T Rowe Price Group, Inc.	262	17
Torchmark Corp.	175	9
Total System Services, Inc.	342	8
Travelers Cos., Inc. (The)	353	24
US Bancorp	1,462	51
Waddell & Reed Financial, Inc. Class A	237	8
WR Berkley Corp.	216	8

		396

Russell Growth at a Reasonable Price ETF	25

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 12.0%
Abbott Laboratories	1,161	81
Aetna, Inc.	380	15
AmerisourceBergen Corp. Class A	310	12
Amgen, Inc.	606	52
Baxter International, Inc.	481	29
Becton Dickinson and Co.	210	16
Biogen Idec, Inc. (Æ)	201	30
Cardinal Health, Inc.	368	14
Cigna Corp.	322	15
Covance, Inc. (Æ)	152	7
Coventry Health Care, Inc.	267	11
CR Bard, Inc.	108	11
DaVita, Inc. (Æ)	120	12
Dentsply International, Inc.	240	9
Express Scripts Holding Co. (Æ)	646	40
Gilead Sciences, Inc. (Æ)	622	41
Henry Schein, Inc. (Æ)	132	10
Humana, Inc.	183	13
Laboratory Corp. of America Holdings (Æ)	124	11
McKesson Corp.	219	19
Mednax, Inc. (Æ)	113	8
Patterson Cos., Inc.	224	8
Perrigo Co.	110	13
Quest Diagnostics, Inc.	200	13
ResMed, Inc.	269	11
St. Jude Medical, Inc.	350	15
Stryker Corp.	312	17
UnitedHealth Group, Inc.	801	45
Universal Health Services, Inc. Class B	189	9
Varian Medical Systems, Inc. (Æ)	165	10
WellPoint, Inc.	313	18
Zimmer Holdings, Inc.	206	14

		629

Materials and Processing - 3.8%
Air Products & Chemicals, Inc.	213	18
Airgas, Inc.	112	9
Albemarle Corp.	152	8
Aptargroup, Inc.	151	8
Ball Corp.	239	10
Eastman Chemical Co.	202	12
Ecolab, Inc.	257	17
Fastenal Co.	339	15
Packaging Corp. of America	258	9
PPG Industries, Inc.	156	18
Praxair, Inc.	256	26
Precision Castparts Corp.	133	21
Reliance Steel & Aluminum Co.	158	8
Sherwin-Williams Co. (The)	101	15
Sonoco Products Co.	248	8

		202

Producer Durables - 20.4%
3M Co.	534	49
Accenture PLC Class A	533	37
AGCO Corp. (Æ)	185	9

	Principal Amount ($) or Shares	Market Value $
Ametek, Inc.	327	12
Boeing Co. (The)	584	41
Caterpillar, Inc.	509	44
CH Robinson Worldwide, Inc.	204	12
Cooper Industries PLC	189	14
CSX Corp.	959	20
Cummins, Inc.	189	17
Danaher Corp.	504	28
Deere & Co.	341	28
Donaldson Co., Inc.	264	9
Dover Corp.	228	14
Eaton Corp.	370	17
Emerson Electric Co.	622	30
Flir Systems, Inc.	382	8
Fluor Corp.	227	13
General Dynamics Corp.	301	20
General Electric Co.	7,523	171
Honeywell International, Inc.	630	38
IDEX Corp.	196	8
IHS, Inc. Class A (Æ)	85	8
Illinois Tool Works, Inc.	396	24
Jacobs Engineering Group, Inc. (Æ)	231	9
JB Hunt Transport Services, Inc.	153	8
Joy Global, Inc.	168	9
KBR, Inc.	320	10
Kirby Corp. (Æ)	153	8
Landstar System, Inc.	137	6
Lincoln Electric Holdings, Inc.	181	7
Lockheed Martin Corp.	242	23
Mettler-Toledo International, Inc. (Æ)	57	10
MSC Industrial Direct Co., Inc. Class A	114	8
Norfolk Southern Corp.	300	19
PACCAR, Inc.	385	15
Pall Corp.	178	11
Parker Hannifin Corp.	175	15
Paychex, Inc.	396	13
Raytheon Co.	324	19
Robert Half International, Inc.	287	8
Rockwell Automation, Inc.	181	13
Rockwell Collins, Inc.	209	11
Roper Industries, Inc.	121	13
Stericycle, Inc. (Æ)	118	11
Towers Watson & Co. Class A	132	7
Triumph Group, Inc.	130	8
Union Pacific Corp.	370	44
United Technologies Corp.	695	54
Wabtec Corp.	104	8
Waters Corp. (Æ)	129	11
WESCO International, Inc. (Æ)	124	7
WW Grainger, Inc.	69	14

		1,070

Technology - 19.7%
Adobe Systems, Inc. (Æ)	509	17
Altera Corp.	383	13
Amphenol Corp. Class A	211	12
Analog Devices, Inc.	350	14

26	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Autodesk, Inc. (Æ)	312	10
CA, Inc.	445	11
Cisco Systems, Inc.	3,981	76
Cognizant Technology Solutions Corp. Class A (Æ)	300	21
Dell, Inc.	1,450	14
F5 Networks, Inc. (Æ)	108	11
Google, Inc. Class A (Æ)	187	141
Hewlett-Packard Co.	1,631	28
Intel Corp.	3,647	83
International Business Machines Corp.	775	162
Microchip Technology, Inc.	295	10
MICROS Systems, Inc. (Æ)	160	8
Microsoft Corp.	5,338	159
NetApp, Inc. (Æ)	421	14
Oracle Corp.	2,800	88
QUALCOMM, Inc.	1,271	79
Teradata Corp. (Æ)	192	14
Texas Instruments, Inc.	977	27
Western Digital Corp.	337	13
Xilinx, Inc.	341	11

		1,036

Utilities - 0.4%
Energen Corp.	169	9
ONEOK, Inc.	272	13

		22

Total Common Stocks (cost $5,274)		5,252

Total Investments - 99.9% (identified cost $5,274)		5,252

Other Assets and Liabilities, Net - 0.1%		5

Net Assets - 100.0%		5,257

See accompanying notes which are an integral part of the financial statements.

Russell Growth at a Reasonable Price ETF	27

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$892	$—	$—	$892	17.0
Consumer Staples	172	—	—	172	3.3
Energy	833	—	—	833	15.8
Financial Services	396	—	—	396	7.5
Health Care	629	—	—	629	12.0
Materials and Processing	202	—	—	202	3.8
Producer Durables	1,070	—	—	1,070	20.4
Technology	1,036	—	—	1,036	19.7
Utilities	22	—	—	22	0.4

Total Investments	$5,252	$—	$—	$5,252	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

28	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$5,274
Investments, at market	5,252
Receivables:
Dividends	12
Investments sold	3

Total assets	5,267

Liabilities
Payables:
Due to custodian	3
Accrued fees to affiliates	7

Total liabilities	10

Net Assets	$5,257

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(3)
Accumulated net realized gain (loss)	2,133
Unrealized appreciation (depreciation) on investments	(22)
Additional paid-in capital	3,149

Net Assets	$5,257

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$52.57
Net assets	$5,256,981
Shares outstanding ($.001 par value)	100,002

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Growth at a Reasonable Price ETF	29

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$155

Total investment income	155

Expenses
Management fees	31

Total expenses	31

Net investment income (loss)	124

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(215)
In-kind redemptions	2,411

Net realized gain (loss)	2,196
Net change in unrealized appreciation (depreciation) on investments	(2,730)

Net realized and unrealized gain (loss)	(534)

Net Increase (Decrease) in Net Assets from Operations	$(410)

See accompanying notes which are an integral part of the financial statements.

30	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$124	$201
Net realized gain (loss)	2,196	(790)
Net change in unrealized appreciation (depreciation)	(2,730)	2,708

Net increase (decrease) in net assets from operations	(410)	2,119

Distributions
From net investment income	(137)	(191)

Net decrease in net assets from distributions	(137)	(191)

Share Transactions
Net increase (decrease) in net assets from share transactions	(20,318)	24,194

Total Net Increase (Decrease) in Net Assets	(20,865)	26,122

Net Assets
Beginning of period	26,122	—

End of period	$5,257	$26,122

Undistributed (overdistributed) net investment income included in net assets	$(3)	$10

*	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Growth at a Reasonable Price ETF	31

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	52.24	.38		.52	.90	(.57)	(.57)
March 31, 2012**	49.34	.64	(e)	2.91	3.55	(.65)	(.65)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period March 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

32	Russell Growth at a Reasonable Price ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
52.57	1.74	5,257	.37	.37		1.50		22
52.24	7.38	26,122	.71	.37	(e)	1.52	(e)	15

See accompanying notes which are an integral part of the financial statements.

Russell Growth at a Reasonable Price ETF	33

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1 , 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,005.50	$1,023.14
Expenses Paid During Period*	$1.86	$1.88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

34	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 9.0%
Apollo Group, Inc. Class A (Æ)	392	11
Avon Products, Inc.	1,208	19
Best Buy Co., Inc.	828	14
Cablevision Systems Corp. Class A	935	15
Carnival Corp.	905	33
DISH Network Corp. Class A	618	19
GameStop Corp. Class A	632	13
Goodyear Tire & Rubber Co. (The) (Æ)	1,083	13
H&R Block, Inc.	986	17
Hanesbrands, Inc. (Æ)	435	14
Harman International Industries, Inc.	319	15
Hasbro, Inc.	427	16
JC Penney Co., Inc.	607	15
Johnson Controls, Inc.	1,393	39
Kohl’s Corp.	577	30
Liberty Media Corp. - Interactive (Æ)	1,372	25
Liberty Ventures (Æ)	68	3
MGM Resorts International (Æ)	1,378	15
Mohawk Industries, Inc. (Æ)	209	17
Newell Rubbermaid, Inc.	919	18
Omnicom Group, Inc.	605	31
Orchard Supply Hardware Stores Corp. Class A (Æ)	7	—	±
Staples, Inc.	1,752	20
Urban Outfitters, Inc. (Æ)	452	17

		429

Consumer Staples - 6.5%
Archer-Daniels-Midland Co.	1,339	36
Bunge, Ltd.	369	25
Campbell Soup Co.	529	18
Dean Foods Co. (Æ)	780	13
Energizer Holdings, Inc.	214	16
Ingredion, Inc.	288	16
Kellogg Co.	551	28
Kroger Co. (The)	1,272	30
Safeway, Inc.	829	13
Smithfield Foods, Inc. (Æ)	639	13
Sysco Corp.	1,235	39
Walgreen Co.	1,677	61

		308

Energy - 5.8%
Apache Corp.	729	63
Baker Hughes, Inc.	918	42
Cameron International Corp. (Æ)	593	33
Chesapeake Energy Corp.	1,524	29
CONSOL Energy, Inc.	642	19
Halliburton Co.	1,788	60
Nabors Industries, Ltd. (Æ)	1,038	15
Superior Energy Services, Inc. (Æ)	656	13

		274

Financial Services - 35.3%
Aflac, Inc.	948	45
Allstate Corp. (The)	1,037	41

	Principal Amount ($) or Shares	Market Value $
American International Group, Inc. (Æ)	1,297	43
Aon PLC	700	37
Assurant, Inc.	371	14
Axis Capital Holdings, Ltd.	422	15
Bank of New York Mellon Corp. (The)	2,308	52
Berkshire Hathaway, Inc. Class B (Æ)	2,674	236
Broadridge Financial Solutions, Inc.	582	14
CBRE Group, Inc. Class A (Æ)	1,005	19
Citigroup, Inc.	5,102	167
Dun & Bradstreet Corp. (The)	192	15
First Niagara Financial Group, Inc.	1,623	13
Genworth Financial, Inc. Class A (Æ)	2,228	12
Global Payments, Inc.	315	13
Goldman Sachs Group, Inc. (The)	889	101
Hartford Financial Services Group, Inc.	1,181	23
Hudson City Bancorp, Inc.	2,067	16
Huntington Bancshares, Inc.	2,610	18
Jones Lang LaSalle, Inc.	184	14
JPMorgan Chase & Co.	6,476	261
KeyCorp	2,604	23
Lazard, Ltd. Class A	491	14
Legg Mason, Inc.	536	13
Leucadia National Corp.	702	16
Lincoln National Corp.	836	20
Loews Corp.	711	29
Markel Corp. (Æ)	34	16
MetLife, Inc.	1,646	57
NASDAQ OMX Group, Inc. (The)	545	13
NYSE Euronext	731	18
PartnerRe, Ltd. - ADR	104	8
Principal Financial Group, Inc.	801	22
Progressive Corp. (The)	1,394	29
Prudential Financial, Inc.	926	50
Regions Financial Corp.	3,512	25
SLM Corp.	645	10
SunTrust Banks, Inc.	1,217	34
Thomson Reuters Corp.	894	26
Unum Group	892	17
Western Union Co. (The)	1,484	27
White Mountains Insurance Group, Ltd.	25	13
XL Group PLC Class A	447	11
Zions Bancorporation	718	15

		1,675

Health Care - 6.4%
Aetna, Inc.	780	31
Boston Scientific Corp. (Æ)	3,776	22
Community Health Systems, Inc. (Æ)	438	13
Covance, Inc. (Æ)	259	12
Coventry Health Care, Inc.	488	20
Eli Lilly & Co.	1,863	89
Hospira, Inc. (Æ)	497	16
Omnicare, Inc.	444	15
Patterson Cos., Inc.	382	13
PerkinElmer, Inc.	492	14
Teleflex, Inc.	199	14
Thermo Fisher Scientific, Inc.	751	44

		303

Russell Contrarian ETF	35

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 5.5%
Air Products & Chemicals, Inc.	448	37
Alcoa, Inc.	2,678	24
Celanese Corp. Class A	489	19
Dow Chemical Co. (The)	2,207	63
Masco Corp.	1,168	18
Nucor Corp.	735	28
Owens-Illinois, Inc. (Æ)	691	13
Reliance Steel & Aluminum Co.	283	15
Sealed Air Corp.	839	13
Sonoco Products Co.	432	13
Steel Dynamics, Inc.	1,043	12
United States Steel Corp.	312	6

		261

Producer Durables - 14.7%
Avery Dennison Corp.	462	15
CH Robinson Worldwide, Inc.	406	24
Corrections Corp. of America	437	15
Dover Corp.	452	27
Engility Holdings, Inc. (Æ)	53	1
Expeditors International of Washington, Inc.	558	20
FedEx Corp.	607	52
Fluor Corp.	433	24
General Dynamics Corp.	638	42
IDEX Corp.	345	14
Ingersoll-Rand PLC	683	31
Jacobs Engineering Group, Inc. (Æ)	423	17
KBR, Inc.	567	17
Kennametal, Inc.	371	14
Kirby Corp. (Æ)	262	14
L-3 Communications Holdings, Inc. Class 3	269	19
Landstar System, Inc.	232	11
Lockheed Martin Corp.	516	48
Manpower, Inc.	350	13
Northrop Grumman Corp.	533	35
PACCAR, Inc.	793	32
Pitney Bowes, Inc.	818	11
Quanta Services, Inc. (Æ)	677	17
Raytheon Co.	683	39
Republic Services, Inc. Class A	804	22
Rockwell Collins, Inc.	402	22
Southwest Airlines Co.	2,141	19
Towers Watson & Co. Class A	234	12
URS Corp.	354	12
Waste Management, Inc.	1,003	32
Xerox Corp.	3,245	24

		695

Technology - 7.5%
Amdocs, Ltd.	542	18
Applied Materials, Inc.	2,768	31
Arrow Electronics, Inc. (Æ)	428	14
Avnet, Inc. (Æ)	499	15
Computer Sciences Corp.	579	19
Dell, Inc.	3,078	30

	Principal Amount ($) or Shares		Market Value $
Electronic Arts, Inc. (Æ)	1,176		15
Harris Corp.	380		19
Hewlett-Packard Co.	3,629		62
Ingram Micro, Inc. Class A (Æ)	710		11
JDS Uniphase Corp. (Æ)	1,073		13
Juniper Networks, Inc. (Æ)	1,364		23
Lam Research Corp. (Æ)	546		17
LSI Corp. (Æ)	2,189		15
Marvell Technology Group, Ltd.	1,486		14
Molex, Inc.	563		15
ON Semiconductor Corp. (Æ)	1,879		12
SAIC, Inc.	1,133		14

			357

Utilities - 9.1%
AES Corp. (The)	1,684		18
Ameren Corp.	639		21
American Electric Power Co., Inc.	987		44
Edison International	711		32
Entergy Corp.	410		28
Exelon Corp.	1,604		58
FirstEnergy Corp.	853		38
Frontier Communications Corp.	3,633		18
Great Plains Energy, Inc.	597		13
Level 3 Communications, Inc. (Æ)	314		7
MDU Resources Group, Inc.	682		15
NRG Energy, Inc.	837		18
Pepco Holdings, Inc.	786		15
PPL Corp.	1,245		36
Public Service Enterprise Group, Inc.	1,081		35
Sprint Nextel Corp. (Æ)	3,634		20
Windstream Corp.	1,804		18

			434

Total Common Stocks (cost $4,751)			4,736

Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Liberty Ventures (Æ) 2012 Rights	1		—	±

Total Warrants & Rights (cost $—)			—	±

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	6,215	(¥)	6

Total Short-Term Investments (cost $6)			6

Total Investments - 99.9% (identified cost $4,757)			4,742

Other Assets and Liabilities, Net - 0.1%			3

Net Assets - 100.0%			4,745

See accompanying notes which are an integral part of the financial statements.

36	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1		Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$429		$—	$—	$429		9.0
Consumer Staples	308		—	—	308		6.5
Energy	274		—	—	274		5.8
Financial Services	1,675		—	—	1,675		35.3
Health Care	303		—	—	303		6.4
Materials and Processing	261		—	—	261		5.5
Producer Durables	695		—	—	695		14.7
Technology	357		—	—	357		7.5
Utilities	434		—	—	434		9.1
Warrants & Rights	—	**	—	—	—	**	—	*
Short-Term Investments	—		6	—	6		0 .1

Total Investments	$4,736		$6	$—	$4,742		99.9

Other Assets and Liabilities, Net							0.1

							100.0

*	Less than .05% of net assets.
**	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Contrarian ETF	37

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,757
Investments, at market*	4,742
Receivables:
Dividends	6

Total assets	4,748

Liabilities
Payables:
Accrued fees to affiliates	3

Total liabilities	3

Net Assets	$4,745

Net Assets Consist of:
Accumulated net realized gain (loss)	(289)
Unrealized appreciation (depreciation) on investments	(15)
Additional paid-in capital	5,049

Net Assets	$4,745

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$47 .45
Net assets	$4,745,302
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$6

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

38	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$54

Total investment income	54

Expenses
Management fees	8

Total expenses	8

Net investment income (loss)	46

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	116
Net change in unrealized appreciation (depreciation) on investments	(137)

Net realized and unrealized gain (loss)	(21)

Net Increase (Decrease) in Net Assets from Operations	$25

See accompanying notes which are an integral part of the financial statements.

Russell Contrarian ETF	39

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$46	$69
Net realized gain (loss)	116	(475)
Net change in unrealized appreciation (depreciation)	(137)	122

Net increase (decrease) in net assets from operations	25	(284)

Distributions
From net investment income	(50)	(65)

Net decrease in net assets from distributions	(50)	(65)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	5,119

Total Net Increase (Decrease) in Net Assets	(25)	4,770

Net Assets
Beginning of period	4,770	—

End of period	$4,745	$4,770

Undistributed (overdistributed) net investment income included in net assets	$—	$4

*	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

40	Russell Contrarian ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	47.70	.46		(.22)	.24	(.49)	(.49)
March 31, 2012**	49.51	.69	(e)	(1.85)	(1.16)	(.65)	(.65)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

42	Russell Contrarian ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
47.45	.55	4,745	.37	.37		1.98		41
47.70	(2.20)	4,770	.72	.37	(e)	1.80	(e)	30

See accompanying notes which are an integral part of the financial statements.

Russell Contrarian ETF	43

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,029.10	$1,023.14
Expenses Paid During Period*	$1.88	$1.88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

44	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 9.7%
American Eagle Outfitters, Inc.	757	16
Best Buy Co., Inc.	849	15
Carnival Corp.	785	29
Costco Wholesale Corp.	547	55
Darden Restaurants, Inc.	371	21
Foot Locker, Inc.	561	20
Garmin, Ltd.	427	18
Genuine Parts Co.	365	22
Hasbro, Inc.	474	18
International Game Technology	1,067	14
Interpublic Group of Cos., Inc. (The)	1,566	17
Jarden Corp. (Æ)	343	18
Kohl’s Corp.	514	26
Lear Corp.	422	16
Lowe’s Cos., Inc.	1,580	48
Mattel, Inc.	731	26
Mondelez International, Inc.	2,035	84
Newell Rubbermaid, Inc.	990	19
Nike, Inc. Class B	488	46
Omnicom Group, Inc.	533	27
PVH Corp.	227	21
Ralph Lauren Corp. Class A	152	23
Staples, Inc.	1,625	19
Target Corp.	849	54
VF Corp.	182	29
Viacom, Inc. Class B	801	43
Wal-Mart Stores, Inc.	1,831	135
Walt Disney Co. (The)	2,008	105
Williams-Sonoma, Inc.	406	18

		1,002

Consumer Staples - 6.5%
Archer-Daniels-Midland Co.	1,081	29
Beam, Inc.	355	20
Bunge, Ltd.	340	23
Church & Dwight Co., Inc.	370	20
Coca-Cola Enterprises, Inc.	751	23
ConAgra Foods, Inc.	886	24
CVS Caremark Corp.	1,512	74
Dr Pepper Snapple Group, Inc.	505	22
General Mills, Inc.	980	39
Ingredion, Inc.	323	18
JM Smucker Co. (The)	279	24
Kroger Co. (The)	1,090	26
Molson Coors Brewing Co. Class B	420	19
Procter & Gamble Co. (The)	2,883	201
Safeway, Inc.	944	15
Sysco Corp.	1,006	31
Tyson Foods, Inc. Class A	976	16
Walgreen Co.	1,287	47

		671

Energy - 11.1%
Apache Corp.	515	45
Chevron Corp.	2,060	240

	Principal Amount ($) or Shares	Market Value $
ConocoPhillips	1,453	83
Exxon Mobil Corp.	4,744	434
Halliburton Co.	1,319	44
Helmerich & Payne, Inc.	376	18
HollyFrontier Corp.	516	21
Hubbell, Inc. Class B (Æ)	218	18
Marathon Oil Corp.	1,203	36
National Oilwell Varco, Inc.	600	48
Occidental Petroleum Corp.	935	80
Peabody Energy Corp.	770	17
Spectra Energy Corp.	1,092	32
Valero Energy Corp.	1,077	34

		1,150

Financial Services - 19.6%
ACE, Ltd.	485	37
Aflac, Inc.	767	37
Allstate Corp. (The)	804	32
American Capital Agency Corp. (ö)	676	23
American Express Co.	1,186	67
American Financial Group, Inc.	397	15
Ameriprise Financial, Inc.	426	24
Annaly Capital Management, Inc. (ö)	1,717	29
Aon PLC	597	31
Ares Capital Corp.	983	17
Arthur J Gallagher & Co.	466	17
Axis Capital Holdings, Ltd.	496	17
Bank of New York Mellon Corp. (The)	1,695	38
BB&T Corp.	1,103	37
BlackRock, Inc. Class A	191	34
Boston Properties, Inc. (ö)	267	30
Brown & Brown, Inc.	564	15
Capital One Financial Corp.	782	45
Charles Schwab Corp. (The)	2,054	26
Chubb Corp. (The)	418	32
Cincinnati Financial Corp.	429	16
CME Group, Inc. Class A	570	33
Comerica, Inc.	592	18
Cullen/Frost Bankers, Inc.	265	15
Discover Financial Services	840	33
East West Bancorp, Inc.	663	14
Equifax, Inc.	387	18
Essex Property Trust, Inc. (ö)	114	17
Everest Re Group, Ltd.	172	18
Fidelity National Financial, Inc. Class A	879	19
Fidelity National Information Services, Inc.	624	19
First Republic Bank	464	16
Franklin Resources, Inc.	254	32
Goldman Sachs Group, Inc. (The)	607	69
HCC Insurance Holdings, Inc.	493	17
HCP, Inc. (ö)	666	30
Invesco, Ltd.	930	23
Jack Henry & Associates, Inc.	439	17
Jones Lang LaSalle, Inc.	217	17
JPMorgan Chase & Co.	4,084	165
Kimco Realty Corp. (ö)	1,047	21
Liberty Property Trust (ö)	445	16

Russell Equity Income ETF	45

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

M&T Bank Corp.	280	27
Marsh & McLennan Cos., Inc.	936	32
MetLife, Inc.	1,186	41
New York Community Bancorp, Inc.	1,412	20
Northern Trust Corp.	482	22
NYSE Euronext	731	18
PartnerRe, Ltd. - ADR	207	15
PNC Financial Services Group, Inc.	707	45
Progressive Corp. (The)	1,218	25
Rayonier, Inc. (ö)	367	18
Realty Income Corp. (ö)	434	18
Reinsurance Group of America, Inc. Class A	301	17
RenaissanceRe Holdings, Ltd.	211	16
Senior Housing Properties Trust (ö)	711	15
State Street Corp.	724	30
TD Ameritrade Holding Corp.	948	15
Torchmark Corp.	346	18
Total System Services, Inc.	677	16
Travelers Cos., Inc. (The)	556	38
Unum Group	923	18
US Bancorp	2,229	76
Validus Holdings, Ltd.	478	16
Ventas, Inc. (ö)	490	31
Wells Fargo & Co.	5,184	180
WR Berkley Corp.	386	14

		2,027

Health Care - 14.0%
Abbott Laboratories	1,739	119
Aetna, Inc.	624	25
AmerisourceBergen Corp. Class A	527	20
Amgen, Inc.	916	77
Becton Dickinson and Co.	370	29
Bristol-Myers Squibb Co.	1,984	67
Cardinal Health, Inc.	642	25
Cigna Corp.	533	25
Coventry Health Care, Inc.	492	21
Covidien PLC	721	43
Dentsply International, Inc.	465	18
Eli Lilly & Co.	1,275	60
Humana, Inc.	321	23
Johnson & Johnson	2,877	199
McKesson Corp.	351	30
Medtronic, Inc.	1,319	57
Merck & Co., Inc.	3,277	148
Patterson Cos., Inc.	445	15
Pfizer, Inc.	7,853	195
Quest Diagnostics, Inc.	364	23
St. Jude Medical, Inc.	621	26
Stryker Corp.	541	30
Thermo Fisher Scientific, Inc.	613	36
UnitedHealth Group, Inc.	1,220	68
Universal Health Services, Inc. Class B	380	17
WellPoint, Inc.	530	31
Zimmer Holdings, Inc.	373	25

		1,452

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 4.9%
Air Products & Chemicals, Inc.	369	31
Airgas, Inc.	215	18
Albemarle Corp.	266	14
Aptargroup, Inc.	304	16
Bemis Co., Inc.	496	16
CF Industries Holdings, Inc.	130	29
Eastman Chemical Co.	381	22
Ecolab, Inc.	417	27
Freeport-McMoRan Copper & Gold, Inc.	1,275	49
International Flavors & Fragrances, Inc.	303	18
Martin Marietta Materials, Inc.	200	17
Monsanto Co.	652	58
Mosaic Co. (The)	530	31
Nucor Corp.	600	23
Precision Castparts Corp.	211	33
Reliance Steel & Aluminum Co.	316	17
Rock-Tenn Co. Class A	301	22
RPM International, Inc.	590	17
Sigma-Aldrich Corp.	292	21
Sonoco Products Co.	503	16
Valspar Corp.	298	17

		512

Producer Durables - 13.8%
3M Co.	814	75
Agilent Technologies, Inc.	672	26
Ametek, Inc.	571	20
Automatic Data Processing, Inc.	671	39
Cintas Corp.	425	18
Cooper Industries PLC	345	26
CSX Corp.	1,522	32
Cummins, Inc.	303	28
Danaher Corp.	793	44
Dover Corp.	386	23
Eaton Corp.	658	31
Emerson Electric Co.	964	47
Engility Holdings, Inc. (Æ)	45	1
Expeditors International of Washington, Inc.	527	19
FedEx Corp.	456	39
Flir Systems, Inc.	778	16
Fluor Corp.	392	22
General Dynamics Corp.	508	34
General Electric Co.	11,095	251
Honeywell International, Inc.	977	58
IDEX Corp.	396	17
Illinois Tool Works, Inc.	662	39
Kansas City Southern	291	22
KBR, Inc.	640	19
L-3 Communications Holdings, Inc. Class 3	268	19
Lincoln Electric Holdings, Inc.	362	14
Norfolk Southern Corp.	505	32
Northrop Grumman Corp.	421	28
Pall Corp.	339	22
Parker Hannifin Corp.	315	26
Pentair, Inc.	426	19

46	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Raytheon Co.	526	30
Republic Services, Inc. Class A	779	21
Roper Industries, Inc.	221	24
Stanley Black & Decker, Inc.	367	28
Towers Watson & Co. Class A	264	14
Union Pacific Corp.	566	67
United Technologies Corp.	1,053	82
Wabtec Corp.	209	17
Xerox Corp.	2,951	22
Xylem, Inc.	669	17

		1,428

Technology - 11.7%
Activision Blizzard, Inc.	1,439	16
Altera Corp.	696	24
Amphenol Corp. Class A	390	23
Analog Devices, Inc.	634	25
Applied Materials, Inc.	2,389	27
Avago Technologies, Ltd.	584	20
Broadcom Corp. Class A (Æ)	928	32
CA, Inc.	820	21
Cisco Systems, Inc.	5,964	114
Corning, Inc.	2,481	33
Harris Corp.	405	21
Hewlett-Packard Co.	2,512	43
Intel Corp.	5,353	121
KLA-Tencor Corp.	423	20
Maxim Integrated Products, Inc.	782	21
Microchip Technology, Inc.	562	18
Microsoft Corp.	9,696	289
Molex, Inc.	597	16
Oracle Corp.	4,154	131
QUALCOMM, Inc.	1,907	119
SAIC, Inc.	1,287	15
Texas Instruments, Inc.	1,524	42
Xilinx, Inc.	629	21

		1,212

Utilities - 8.4%
AES Corp. (The)	1,610	18
Alliant Energy Corp.	347	15
American Electric Power Co., Inc.	797	35
Aqua America, Inc.	627	16
AT&T, Inc.	6,124	230
CenterPoint Energy, Inc.	949	20
CenturyLink, Inc.	937	38
Consolidated Edison, Inc.	467	28
DTE Energy Co.	386	23
Entergy Corp.	363	25
Exelon Corp.	1,123	40
Integrys Energy Group, Inc.	300	16
MDU Resources Group, Inc.	751	17
NV Energy, Inc.	960	17
Pinnacle West Capital Corp.	354	19

	Principal Amount ($) or Shares		Market Value $
Public Service Enterprise Group, Inc.	901		29
Questar Corp.	793		16
Southern Co.	1,104		51
TECO Energy, Inc.	891		16
Verizon Communications, Inc.	3,080		139
Windstream Corp.	1,850		19
Wisconsin Energy Corp.	554		21
Xcel Energy, Inc.	867		24

			872

Total Common Stocks (cost $9,799)			10,326

Short-Term Investments - 0.2%
Russell U.S. Cash Management Fund	20,211	(¥)	20

Total Short-Term Investments (cost $20)			20

Total Investments - 99.9% (identified cost $9,819)			10,346

Other Assets and Liabilities, Net - 0.1%			15

Net Assets - 100.0%			10,361

See accompanying notes which are an integral part of the financial statements.

Russell Equity Income ETF	47

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,002	$—	$—	$1,002	9.7
Consumer Staples	671	—	—	671	6.5
Energy	1,150	—	—	1,150	11.1
Financial Services	2,027	—	—	2,027	19.6
Health Care	1,452	—	—	1,452	14.0
Materials and Processing	512	—	—	512	4.9
Producer Durables	1,428	—	—	1,428	13.8
Technology	1,212	—	—	1,212	11.7
Utilities	872	—	—	872	8.4
Short-Term Investments	—	20	—	20	0.2

Total Investments	$10,326	$20	$—	$10,346	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

48	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$9,819
Investments, at market*	10,346
Receivables:
Dividends	41

Total assets	10,387

Liabilities
Payables:
Accrued fees to affiliates	26

Total liabilities	26

Net Assets	$10,361

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(26)
Accumulated net realized gain (loss)	5,499
Unrealized appreciation (depreciation) on investments	527
Additional paid-in capital	4,361

Net Assets	$10,361

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$51.80
Net assets	$10,361,029
Shares outstanding ($.001 par value)	200,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$20

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Equity Income ETF	49

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$693

Total investment income	693

Expenses
Management fees	93

Total expenses	93

Net investment income (loss)	600

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	574
In-kind redemptions	5,605

Net realized gain (loss)	6,179
Net change in unrealized appreciation (depreciation) on investments	(5,286)

Net realized and unrealized gain (loss)	893

Net Increase (Decrease) in Net Assets from Operations	$1,493

See accompanying notes which are an integral part of the financial statements.

50	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$600	$650
Net realized gain (loss)	6,179	1,165
Net change in unrealized appreciation (depreciation)	(5,286)	5,813

Net increase (decrease) in net assets from operations	1,493	7,628

Distributions
From net investment income	(664)	(612)

Net decrease in net assets from distributions	(664)	(612)

Share Transactions
Net increase (decrease) in net assets from share transactions	(47,123)	49,639

Total Net Increase (Decrease) in Net Assets	(46,294)	56,655

Net Assets
Beginning of period	56,655	—

End of period	$10,361	$56,655

Undistributed (overdistributed) net investment income included in net assets	$(26)	$38

*	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Equity Income ETF	51

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	51.50	.60		.88	1.48	(1.18)	(1.18)
March 31, 2012**	49.57	1.00	(e)	1.69	2.69	(.76)	(.76)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

52	Russell Equity Income ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)d)
51.80	2.91	10,361	.37	.37		2.38		25
51.50	5.57	56,655	.67	.37	(e)	2.43	(e)	27

See accompanying notes which are an integral part of the financial statements.

Russell Equity Income ETF	53

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,008.20	$1,023.14
Expenses Paid During Period*	$1.86	$1.88

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

54	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 9.3%
Abercrombie & Fitch Co. Class A	135	5
Avon Products, Inc.	221	4
Best Buy Co., Inc.	332	6
Cablevision Systems Corp. Class A	315	5
CarMax, Inc. (Æ)	244	7
CBS Corp. Class B	502	18
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	430	3
Comcast Corp. Class A	1,196	43
Deckers Outdoor Corp. (Æ)	64	2
DeVry, Inc.	126	3
Dillard’s, Inc. Class A	62	4
DISH Network Corp. Class A	116	4
DSW, Inc. Class A	47	3
Expedia, Inc.	78	5
Foot Locker, Inc.	177	6
Ford Motor Co.	3,242	32
GameStop Corp. Class A	240	5
Gannett Co., Inc.	355	6
General Motors Co. (Æ)	730	17
Guess?, Inc.	127	3
Harman International Industries, Inc.	114	5
Hertz Global Holdings, Inc. (Æ)	266	4
HomeAway, Inc. (Æ)	109	3
Hyatt Hotels Corp. Class A (Æ)	98	4
Interpublic Group of Cos., Inc. (The)	542	6
Jarden Corp. (Æ)	108	6
JC Penney Co., Inc.	233	6
John Wiley & Sons, Inc. Class A (Æ)	68	3
Johnson Controls, Inc.	622	17
KAR Auction Services, Inc. (Æ)	168	3
Kohl’s Corp.	230	12
Lear Corp.	145	5
Leggett & Platt, Inc.	220	6
Liberty Media Corp. (Æ)	519	10
Liberty Ventures (Æ)	25	1
Macy’s, Inc.	357	13
MGM Resorts International (Æ)	521	6
Mohawk Industries, Inc. (Æ)	81	6
Newell Rubbermaid, Inc.	367	7
Nielsen Holdings NV (Æ)	160	5
Penn National Gaming, Inc. (Æ)	104	4
PVH Corp.	34	3
Regal Entertainment Group Class A	222	3
Royal Caribbean Cruises, Ltd.	208	6
Signet Jewelers, Ltd.	124	6
Snap-on, Inc.	77	6
Staples, Inc.	737	8
Target Corp.	537	34
Thor Industries, Inc.	122	4
Time Warner, Inc.	825	37
Toll Brothers, Inc. (Æ)	198	7
TRW Automotive Holdings Corp. (Æ)	147	6
Visteon Corp. (Æ)	100	4
WABCO Holdings, Inc. (Æ)	47	3

	Principal Amount ($) or Shares	Market Value $
Washington Post Co. (The) Class B	10	4
Wendy’s Co. (The)	749	3
Whirlpool Corp.	103	9
Williams-Sonoma, Inc.	97	4

		460

Consumer Staples - 3.5%
Beam, Inc.	165	9
Bunge, Ltd.	157	11
Coca-Cola Enterprises, Inc.	303	9
ConAgra Foods, Inc.	418	12
Constellation Brands, Inc. Class A (Æ)	216	7
CVS Caremark Corp.	864	42
Dean Foods Co. (Æ)	167	3
Energizer Holdings, Inc.	85	6
Green Mountain Coffee Roasters, Inc. (Æ)	123	3
Hillshire Brands Co.	93	2
Ingredion, Inc.	94	5
Molson Coors Brewing Co. Class B	161	7
Ralcorp Holdings, Inc. (Æ)	81	6
Safeway, Inc.	302	5
Smithfield Foods, Inc. (Æ)	243	5
Sysco Corp.	297	9
Tyson Foods, Inc. Class A	363	6
Walgreen Co.	762	28

		175

Energy - 20.9%
Alpha Natural Resources, Inc. (Æ)	439	3
Apache Corp.	336	29
Atwood Oceanics, Inc. (Æ)	92	4
Baker Hughes, Inc.	404	18
Cameron International Corp. (Æ)	104	6
Chesapeake Energy Corp.	659	12
Chevron Corp.	1,585	185
ConocoPhillips	1,043	60
CONSOL Energy, Inc.	257	8
Denbury Resources, Inc. (Æ)	462	7
Devon Energy Corp.	363	22
Exxon Mobil Corp.	4,767	436
Halliburton Co.	580	20
Helmerich & Payne, Inc.	112	5
Hess Corp.	295	16
HollyFrontier Corp.	229	9
Laredo Petroleum Holdings, Inc. (Æ)	112	2
Marathon Oil Corp.	656	19
McDermott International, Inc. (Æ)	393	5
Murphy Oil Corp.	200	11
Nabors Industries, Ltd. (Æ)	390	6
Newfield Exploration Co. (Æ)	185	6
Occidental Petroleum Corp.	673	58
Oil States International, Inc. (Æ)	43	3
Patterson-UTI Energy, Inc.	295	5
Peabody Energy Corp.	310	7
Pioneer Natural Resources Co.	42	4
Plains Exploration & Production Co. (Æ)	173	7
QEP Resources, Inc.	218	7

Russell Low P/E ETF	55

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

RPC, Inc.	200	2
SEACOR Holdings, Inc. (Æ)	37	3
Superior Energy Services, Inc. (Æ)	239	5
Tesoro Corp.	211	9
Ultra Petroleum Corp. (Æ)	221	5
Unit Corp. (Æ)	108	5
Valero Energy Corp.	541	17
Walter Energy, Inc. Class A	101	3
Whiting Petroleum Corp. (Æ)	136	6

		1,035

Financial Services - 32.1%
ACE, Ltd.	302	23
Aflac, Inc.	429	21
Alexander & Baldwin, Inc. (Æ)	78	2
Alleghany Corp. (Æ)	21	7
Allied World Assurance Co. Holdings AG	45	3
Allstate Corp. (The)	460	18
American Capital, Ltd. (Æ)	511	6
American Express Co.	323	18
American Financial Group, Inc.	131	5
American International Group, Inc. (Æ)	590	19
Ameriprise Financial, Inc.	221	13
Annaly Capital Management, Inc. (ö)	921	16
Aon PLC	290	15
Aspen Insurance Holdings, Ltd.	143	4
Associated Banc-Corp.	312	4
Assurant, Inc.	139	5
Assured Guaranty, Ltd.	304	4
Axis Capital Holdings, Ltd.	163	6
Bank of America Corp.	8,823	78
Bank of New York Mellon Corp. (The)	1,059	24
BB&T Corp.	637	21
Berkshire Hathaway, Inc. Class B (Æ)	1,439	127
BlackRock, Inc. Class A	61	11
BOK Financial Corp.	63	4
Camden Property Trust (ö)	50	3
Capital One Financial Corp.	502	29
CapitalSource, Inc.	554	4
Capitol Federal Financial, Inc.	339	4
CBL & Associates Properties, Inc. (ö)	236	5
CBOE Holdings, Inc.	93	3
Charles Schwab Corp. (The)	1,046	13
Chimera Investment Corp. (ö)	1,849	5
CIT Group, Inc. (Æ)	229	9
Citigroup, Inc.	2,408	79
City National Corp.	88	5
CME Group, Inc. Class A	310	18
CNA Financial Corp.	111	3
Comerica, Inc.	237	7
CoreLogic, Inc. (Æ)	220	6
Discover Financial Services	488	19
E*Trade Financial Corp. (Æ)	517	5
Endurance Specialty Holdings, Ltd.	96	4
Equity Residential (ö)	259	15
Fidelity National Financial, Inc. Class A	306	7
Fidelity National Information Services, Inc.	272	9

	Principal Amount ($) or Shares	Market Value $
Fifth Third Bancorp	915	14
First Horizon National Corp.	467	5
First Niagara Financial Group, Inc.	604	5
Fulton Financial Corp.	408	4
Genworth Financial, Inc. Class A (Æ)	840	4
Goldman Sachs Group, Inc. (The)	416	47
Hanover Insurance Group, Inc. (The)	83	3
Hartford Financial Services Group, Inc.	491	10
HCC Insurance Holdings, Inc.	159	5
HCP, Inc. (ö)	366	16
Home Properties, Inc. (ö)	60	4
Hudson City Bancorp, Inc.	779	6
Huntington Bancshares, Inc.	1,074	7
Interactive Brokers Group, Inc. Class A	188	3
Invesco, Ltd.	465	12
Janus Capital Group, Inc.	468	4
Jefferies Group, Inc.	308	4
Jones Lang LaSalle, Inc.	67	5
JPMorgan Chase & Co.	3,082	125
Kemper Corp.	120	4
KeyCorp	1,077	9
Legg Mason, Inc.	206	5
Leucadia National Corp.	237	5
Liberty Property Trust (ö)	150	5
Lincoln National Corp.	340	8
Loews Corp.	308	13
LPL Financial Holdings, Inc.	79	2
M&T Bank Corp.	130	12
Macerich Co. (The) (ö)	144	8
Marsh & McLennan Cos., Inc.	167	6
Mercury General Corp.	76	3
MetLife, Inc.	754	26
MFA Financial, Inc. (ö)	575	5
Mid-America Apartment Communities, Inc. (ö)	36	2
Morgan Stanley	1,392	23
NASDAQ OMX Group, Inc. (The)	194	5
New York Community Bancorp, Inc.	547	8
NYSE Euronext	291	7
Old Republic International Corp.	511	5
PartnerRe, Ltd. - ADR	84	6
People’s United Financial, Inc.	435	5
PNC Financial Services Group, Inc.	460	29
Popular, Inc. (Æ)	237	4
Post Properties, Inc. (ö)	72	3
Principal Financial Group, Inc.	333	9
Protective Life Corp.	149	4
Prudential Financial, Inc.	422	23
Raymond James Financial, Inc.	157	6
Regions Financial Corp.	1,461	11
Reinsurance Group of America, Inc. Class A	105	6
Signature Bank NY (Æ)	70	5
SLM Corp.	545	9
StanCorp Financial Group, Inc.	102	3
State Street Corp.	443	19
SunTrust Banks, Inc.	529	15

56	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SVB Financial Group (Æ)	74	4
Synovus Financial Corp.	1,879	4
TFS Financial Corp. (Æ)	324	3
Thomson Reuters Corp.	375	11
Torchmark Corp.	124	6
Travelers Cos., Inc. (The)	213	15
Unum Group	354	7
US Bancorp	1,579	54
Validus Holdings, Ltd.	144	5
Valley National Bancorp	391	4
Washington Federal, Inc.	232	4
Wells Fargo & Co.	3,952	136
Weyerhaeuser Co. (ö)	401	10
White Mountains Insurance Group, Ltd.	9	5
XL Group PLC Class A	365	9
Zions Bancorporation	274	6

		1,590

Health Care - 5.4%
Aetna, Inc.	339	13
Alere, Inc. (Æ)	191	4
Allscripts Healthcare Solutions, Inc. (Æ)	362	5
Becton Dickinson and Co.	42	3
Bio-Rad Laboratories, Inc. Class A (Æ)	41	4
Boston Scientific Corp. (Æ)	1,571	9
Cardinal Health, Inc.	185	7
CareFusion Corp. (Æ)	265	8
Cigna Corp.	285	13
Community Health Systems, Inc. (Æ)	161	5
Cooper Cos., Inc. (The)	58	6
Covance, Inc. (Æ)	89	4
Coventry Health Care, Inc.	192	8
Covidien PLC	410	24
Endo Health Solutions, Inc. (Æ)	109	3
Forest Laboratories, Inc. (Æ)	282	10
Health Management Associates, Inc. Class A (Æ)	496	4
Health Net, Inc. (Æ)	161	4
Hill-Rom Holdings, Inc.	124	4
Hologic, Inc. (Æ)	348	7
Hospira, Inc. (Æ)	197	6
Humana, Inc.	161	11
Life Technologies Corp. (Æ)	184	9
LifePoint Hospitals, Inc. (Æ)	99	4
MEDNAX, Inc. (Æ)	73	5
Mylan, Inc. (Æ)	135	3
Omnicare, Inc.	169	6
Qiagen NV (Æ)	336	6
Quest Diagnostics, Inc.	154	10
St. Jude Medical, Inc.	115	5
Teleflex, Inc.	73	5
Tenet Healthcare Corp. (Æ)	784	5
Thermo Fisher Scientific, Inc.	339	20
Universal Health Services, Inc. Class B	120	6
VCA Antech, Inc. (Æ)	182	4
WellPoint, Inc.	285	17

		267

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 4.9%
Alcoa, Inc.	1,129	10
Allegheny Technologies, Inc.	157	5
Ashland, Inc.	98	7
Cabot Corp.	111	4
Carpenter Technology Corp.	81	4
CF Industries Holdings, Inc.	52	11
Cliffs Natural Resources, Inc.	160	6
Commercial Metals Co.	289	4
Cytec Industries, Inc.	76	5
Domtar Corp.	58	4
Dow Chemical Co. (The)	1,026	30
Greif, Inc. Class A	81	4
Huntsman Corp.	331	5
International Paper Co.	427	15
Intrepid Potash, Inc. (Æ)	124	3
Kronos Worldwide, Inc.	162	2
MeadWestvaco Corp.	217	7
Molycorp, Inc. (Æ)	146	2
Mosaic Co. (The)	277	16
Newmont Mining Corp.	440	25
Nucor Corp.	317	12
Owens Corning (Æ)	183	6
Owens-Illinois, Inc. (Æ)	164	3
Reliance Steel & Aluminum Co.	108	6
Rock-Tenn Co. Class A	92	7
Rockwood Holdings, Inc.	90	4
Sealed Air Corp.	320	5
Sonoco Products Co.	162	5
Southern Copper Corp.	106	4
Steel Dynamics, Inc.	333	4
Timken Co.	113	4
Titanium Metals Corp.	266	3
United States Steel Corp.	240	5
Westlake Chemical Corp.	56	4
WR Grace & Co. (Æ)	51	3

		244

Producer Durables - 12.1%
AECOM Technology Corp. (Æ)	230	5
AGCO Corp. (Æ)	131	6
Air Lease Corp. Class A (Æ)	172	4
Alliant Techsystems, Inc.	75	4
Avery Dennison Corp.	173	6
Boeing Co. (The)	91	6
Booz Allen Hamilton Holding Corp. Class A	168	2
Chicago Bridge & Iron Co. NV	95	4
CNH Global NV (Æ)	86	3
Con-way, Inc.	89	2
Crane Co.	102	4
CSX Corp.	369	8
Delta Air Lines, Inc. (Æ)	470	4
Dover Corp.	189	11
Eaton Corp.	326	15
Engility Holdings, Inc. (Æ)	18	—	±
FedEx Corp.	261	22
Flir Systems, Inc.	141	3

Russell Low P/E ETF	57

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fluor Corp.	81	5
Gardner Denver, Inc.	83	5
General Cable Corp. (Æ)	129	4
General Dynamics Corp.	289	19
General Electric Co.	8,508	193
Genpact, Ltd.	169	3
GrafTech International, Ltd. (Æ)	364	3
Harsco Corp.	186	4
Illinois Tool Works, Inc.	66	4
Itron, Inc. (Æ)	92	4
ITT Corp.	187	4
Jacobs Engineering Group, Inc. (Æ)	168	7
KBR, Inc.	221	7
Kennametal, Inc.	140	5
Kirby Corp. (Æ)	60	3
L-3 Communications Holdings, Inc.	111	8
Lexmark International, Inc. Class A	142	3
Manitowoc Co., Inc. (The)	221	3
Manpower, Inc.	134	5
Matson, Inc.	79	2
Navistar International Corp. (Æ)	129	3
Norfolk Southern Corp.	293	19
Northrop Grumman Corp.	238	16
Oshkosh Corp. (Æ)	191	5
PACCAR, Inc.	285	11
Pitney Bowes, Inc.	218	3
Quanta Services, Inc. (Æ)	269	7
Raytheon Co.	308	18
Regal-Beloit Corp.	71	5
Republic Services, Inc. Class A	334	9
RR Donnelley & Sons Co.	354	4
Ryder System, Inc.	111	4
Shaw Group, Inc. (The) (Æ)	143	6
Southwest Airlines Co.	760	7
Spirit Aerosystems Holdings, Inc. Class A (Æ)	177	4
SPX Corp.	66	4
Stanley Black & Decker, Inc.	174	13
Teekay Corp.	114	4
Terex Corp. (Æ)	230	5
Textron, Inc.	308	8
Tidewater, Inc.	90	4
Towers Watson & Co. Class A	91	5
Trinity Industries, Inc.	161	5
Triumph Group, Inc.	67	4
URS Corp.	126	5
UTi Worldwide, Inc.	240	3
Verisk Analytics, Inc. Class A (Æ)	66	3
Waste Connections, Inc.	169	5
WESCO International, Inc. (Æ)	75	4
Xerox Corp.	1,384	10

		603

Technology - 6.8%
Activision Blizzard, Inc.	543	6
Akamai Technologies, Inc. (Æ)	89	3
Amdocs, Ltd.	217	7

	Principal Amount ($) or Shares	Market Value $
AOL, Inc. (Æ)	146	5
Applied Materials, Inc.	1,238	14
Arrow Electronics, Inc. (Æ)	166	6
Avnet, Inc. (Æ)	194	6
AVX Corp.	278	3
Broadcom Corp. Class A (Æ)	234	8
Brocade Communications Systems, Inc. (Æ)	869	5
CA, Inc.	350	9
Computer Sciences Corp.	223	7
Corning, Inc.	1,395	18
Cree, Inc. (Æ)	184	5
Dell, Inc.	1,352	13
Diebold, Inc.	113	4
Dolby Laboratories, Inc. Class A (Æ)	72	2
EchoStar Corp. Class A (Æ)	117	3
Electronic Arts, Inc. (Æ)	438	6
Fairchild Semiconductor International, Inc. Class A (Æ)	277	4
Harris Corp.	123	6
Hewlett-Packard Co.	1,691	29
Ingram Micro, Inc. Class A (Æ)	263	4
Intel Corp.	1,118	25
Jabil Circuit, Inc.	233	4
JDS Uniphase Corp. (Æ)	392	5
Juniper Networks, Inc. (Æ)	561	10
KLA-Tencor Corp.	179	9
Lam Research Corp. (Æ)	170	5
Lambda TD Software, Inc. (Æ)	381	4
Marvell Technology Group, Ltd.	593	5
Micron Technology, Inc. (Æ)	1,151	7
Molex, Inc.	213	6
NetApp, Inc. (Æ)	167	5
PMC - Sierra, Inc. (Æ)	589	3
Polycom, Inc. (Æ)	359	4
Rovi Corp. (Æ)	187	3
SAIC, Inc.	351	4
SanDisk Corp. (Æ)	257	11
Symantec Corp. (Æ)	710	13
Tech Data Corp. (Æ)	83	4
Teradyne, Inc. (Æ)	307	4
VeriSign, Inc. (Æ)	63	3
Vishay Intertechnology, Inc. (Æ)	359	4
Western Digital Corp.	192	7
Yahoo!, Inc. (Æ)	1,123	18

		336

Utilities - 4.8%
Ameren Corp.	266	9
American Electric Power Co., Inc.	446	20
Aqua America, Inc.	197	5
Atmos Energy Corp.	142	5
CenterPoint Energy, Inc.	459	10
DTE Energy Co.	177	11
Duke Energy Corp.	390	25
Entergy Corp.	177	12
FirstEnergy Corp.	382	17
Frontier Communications Corp.	1,441	7

58	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Great Plains Energy, Inc.	224		5
Hawaiian Electric Industries, Inc.	164		4
Integrys Energy Group, Inc.	106		5
MDU Resources Group, Inc.	256		6
MetroPCS Communications, Inc. (Æ)	631		7
National Fuel Gas Co.	110		6
NII Holdings, Inc. (Æ)	360		3
NiSource, Inc.	326		8
NRG Energy, Inc.	324		7
NV Energy, Inc.	329		6
Pepco Holdings, Inc.	308		6
PG&E Corp.	391		17
Pinnacle West Capital Corp.	135		7
PPL Corp.	549		16
TECO Energy, Inc.	309		5
Telephone & Data Systems, Inc.	192		5
US Cellular Corp. (Æ)	75		3

			237

Total Common Stocks (cost $4,974)			4,947

Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Liberty Ventures (Æ) 2012 Rights	1		—	±

Total Warrants & Rights (cost $— )			—	±

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	5,878	(¥)	6

Total Short-Term Investments (cost $6)			6

Total Investments - 99.9% (identified cost $4,980)			4,953

Other Assets and Liabilities, Net - 0.1%			3

Net Assets - 100.0%			4,956

See accompanying notes which are an integral part of the financial statements.

Russell Low P/E ETF	59

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value						% of Net Assets
Portfolio Summary	Level 1		Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$460		$—	$—	$460		9.3
Consumer Staples	175		—	—	175		3.5
Energy	1,035		—	—	1,035		20.9
Financial Services	1,590		—	—	1,590		32.1
Health Care	267		—	—	267		5.4
Materials and Processing	244		—	—	244		4.9
Producer Durables	603		—	—	603		12.1
Technology	336		—	—	336		6.8
Utilities	237		—	—	237		4.8
Warrants & Rights	—	**	—	—	—	**	—	*
Short-Term Investments	—		6	—	6		0.1

Total Investments	$4,947		$6	$—	$4,953		99.9

Other Assets and Liabilities, Net							0.1

							100.0

*	Less than .05% of net assets.
**	Less than $500.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

60	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,980
Investments, at market*	4,953
Receivables:
Dividends	6

Total assets	4,959

Liabilities
Payables:
Accrued fees to affiliates	3

Total liabilities	3

Net Assets	$4,956

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3
Accumulated net realized gain (loss)	(299)
Unrealized appreciation (depreciation) on investments	(27)
Additional paid-in capital	5,279

Net Assets	$4,956

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$49.56
Net assets	$4,956,363
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$6

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Low P/E ETF	61

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$57

Total investment income	57

Expenses
Management fees	9

Total expenses	9

Net investment income (loss)	48

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	5
Net change in unrealized appreciation (depreciation) on investments	(14)

Net realized and unrealized gain (loss)	(9)

Net Increase (Decrease) in Net Assets from Operations	$39

See accompanying notes which are an integral part of the financial statements.

62	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$48	$127
Net realized gain (loss)	5	(363)
Net change in unrealized appreciation (depreciation)	(14)	(13)

Net increase (decrease) in net assets from operations	39	(249)

Distributions
From net investment income	(49)	(122)

Net decrease in net assets from distributions	(49)	(122)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	5,337

Total Net Increase (Decrease) in Net Assets	(10)	4,966

Net Assets
Beginning of period	4,966	—

End of period	$4,956	$4,966

Undistributed (overdistributed) net investment income included in net assets	$3	$4

*	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Low P/E ETF	63

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Financial Highlights — For the Periods Ended (Unaudited)

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	49.66	.48		(.09)	.39	(.49)	(.49)
March 31, 2012**	49.51	.77	(e)	.15	.92	(.77)	(.77)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period May 18, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

64	Russell Low P/E ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
49.56	.82	4,956	.37	.37		2.03		41
49.66	2.02	4,966	.70	.37	(e)	1.98	(e)	48

See accompanying notes which are an integral part of the financial statements.

Russell Low P/E ETF	65

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$995.80	$1,022.74
Expenses Paid During Period*	$2.25	$2.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

66	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.5%
Consumer Discretionary - 15.8%
Aeropostale, Inc. (Æ)	1,044	14
Arctic Cat, Inc. (Æ)	967	40
Big Lots, Inc. (Æ)	456	13
Brunswick Corp.	860	19
Cabela’s, Inc. (Æ)	499	27
Caribou Coffee Co., Inc. (Æ)	1,442	20
Carter’s, Inc. (Æ)	664	36
Cheesecake Factory, Inc. (The)	598	21
Chico’s FAS, Inc.	1,286	23
Churchill Downs, Inc.	325	20
Coinstar, Inc. (Æ)	270	12
Collective Brands, Inc. (Æ)	892	19
Dick’s Sporting Goods, Inc.	392	20
Drew Industries, Inc. (Æ)	686	21
Elizabeth Arden, Inc. (Æ)	486	23
Genesco, Inc. (Æ)	317	21
Grand Canyon Education, Inc. (Æ)	1,668	39
Hanesbrands, Inc. (Æ)	689	22
HealthStream, Inc. (Æ)	1,361	39
Hibbett Sports, Inc. (Æ)	326	19
HSN, Inc.	473	23
Interval Leisure Group, Inc.	1,837	35
Lamar Advertising Co. Class A (Æ)	668	25
Lithia Motors, Inc. Class A	828	28
Madison Square Garden Co. (The) Class A (Æ)	510	21
Movado Group, Inc.	762	26
Oxford Industries, Inc.	427	24
Pandora Media, Inc. (Æ)	3,256	36
Pier 1 Imports, Inc.	1,163	22
Pool Corp.	473	20
Select Comfort Corp. (Æ)	1,690	54
Six Flags Entertainment Corp.	644	38
Stamps.com, Inc. (Æ)	1,435	33
Vail Resorts, Inc.	697	40
ValueClick, Inc. (Æ)	1,136	20
Vitamin Shoppe, Inc. (Æ)	636	37
Winnebago Industries, Inc. (Æ)	3,472	44
Zumiez, Inc. (Æ)	894	25

		1,019

Consumer Staples - 3.9%
Boston Beer Co., Inc. Class A (Æ)	154	17
Calavo Growers, Inc.	1,365	34
Casey’s General Stores, Inc.	319	18
GNC Holdings, Inc. Class A	903	35
Hain Celestial Group, Inc. (The) (Æ)	347	22
Peet’s Coffee & Tea, Inc. (Æ)	589	43
Rite Aid Corp. (Æ)	13,294	16
Smart Balance, Inc. (Æ)	3,766	46
Susser Holdings Corp. (Æ)	501	18

		249

	Principal Amount ($) or Shares	Market Value $
Energy - 4.8%
Approach Resources, Inc. (Æ)	1,385	42
Capstone Turbine Corp. (Æ)	34,574	35
Clean Energy Fuels Corp. (Æ)	2,284	30
FX Energy, Inc. (Æ)	5,942	45
Goodrich Petroleum Corp. (Æ)	2,553	32
Kodiak Oil & Gas Corp. (Æ)	4,309	40
Oasis Petroleum, Inc. (Æ)	1,463	43
Rex Energy Corp. (Æ)	3,155	42

		309

Financial Services - 7.6%
Advent Software, Inc. (Æ)	706	17
Cardtronics, Inc. (Æ)	633	19
DuPont Fabros Technology, Inc. (ö)	1,239	31
eHealth, Inc. (Æ)	2,196	41
Euronet Worldwide, Inc. (Æ)	1,116	21
Extra Space Storage, Inc. (ö)	617	21
Fair Isaac Corp.	452	20
Financial Engines, Inc. (Æ)	1,628	39
FXCM, Inc. Class A	1,583	15
Heartland Payment Systems, Inc.	635	20
Investors Bancorp, Inc. (Æ)	1,266	23
MSCI, Inc. Class A (Æ)	562	20
Netspend Holdings, Inc. (Æ)	2,080	20
Ocwen Financial Corp. Class A (Æ)	1,883	52
Ryman Hospitality Properties (Æ)	905	36
Virtus Investment Partners, Inc. (Æ)	437	38
WisdomTree Investments, Inc. (Æ)	5,387	36
Wright Express Corp. (Æ)	305	21

		490

Health Care - 20.0%
Abiomed, Inc. (Æ)	1,551	33
Air Methods Corp. (Æ)	194	23
Align Technology, Inc. (Æ)	1,058	39
Alkermes PLC (Æ)	2,085	43
AMERIGROUP Corp. Class A (Æ)	289	26
Arqule, Inc. (Æ)	3,221	16
Auxilium Pharmaceuticals, Inc. (Æ)	1,317	32
AVANIR Pharmaceuticals, Inc. Class A (Æ)	8,923	29
AVEO Pharmaceuticals, Inc. (Æ)	1,531	16
BioScrip, Inc. (Æ)	4,699	43
Cepheid, Inc. (Æ)	791	27
Cooper Cos., Inc. (The)	240	23
Curis, Inc. (Æ)	3,447	14
Depomed, Inc. (Æ)	6,221	37
DexCom, Inc. (Æ)	2,731	41
Endologix, Inc. (Æ)	2,294	32
Genomic Health, Inc. (Æ)	1,059	37
HeartWare International, Inc. (Æ)	393	37
HMS Holdings Corp. (Æ)	1,062	36
Insulet Corp. (Æ)	1,635	35
Jazz Pharmaceuticals PLC (Æ)	776	44
Ligand Pharmaceuticals, Inc. Class B (Æ)	2,089	36
Luminex Corp. (Æ)	1,446	28

Russell Small Cap Aggressive Growth ETF	67

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MAKO Surgical Corp. (Æ)	1,385	24
MedAssets, Inc. (Æ)	1,402	25
Medicines Co. (The) (Æ)	1,542	40
Medidata Solutions, Inc. (Æ)	1,083	45
Neurocrine Biosciences, Inc. (Æ)	2,418	19
Omnicell, Inc. (Æ)	1,271	18
Optimer Pharmaceuticals, Inc. (Æ)	2,250	32
OraSure Technologies, Inc. (Æ)	3,150	35
Orexigen Therapeutics, Inc. (Æ)	6,287	36
PAREXEL International Corp. (Æ)	1,237	38
Prestige Brands Holdings, Inc. (Æ)	1,177	20
Questcor Pharmaceuticals, Inc. (Æ)	665	12
Quidel Corp. (Æ)	2,256	43
Salix Pharmaceuticals, Ltd. (Æ)	651	28
Sciclone Pharmaceuticals, Inc. (Æ)	5,055	28
Spectrum Pharmaceuticals, Inc. (Æ)	1,196	14
Staar Surgical Co. (Æ)	4,491	34
Team Health Holdings, Inc. (Æ)	783	21
Vical, Inc. (Æ)	5,170	22
Volcano Corp. (Æ)	1,219	35

		1,296

Materials and Processing - 5.6%
Allied Nevada Gold Corp. (Æ)	1,246	48
American Vanguard Corp.	1,331	46
Armstrong World Industries, Inc.	379	18
Buckeye Technologies, Inc.	671	22
Clearwater Paper Corp. (Æ)	560	23
Compass Minerals International, Inc.	244	18
Eagle Materials, Inc.	947	44
Lennox International, Inc.	410	20
Quanex Building Products Corp.	1,953	37
Royal Gold, Inc.	451	45
Simpson Manufacturing Co., Inc.	631	18
Valmont Industries, Inc.	154	20

		359

Producer Durables - 14.0%
Advisory Board Co. (The) (Æ)	703	34
American Railcar Industries, Inc. (Æ)	694	20
AO Smith Corp.	386	22
Barnes Group, Inc.	766	19
Celadon Group, Inc.	1,136	18
Chart Industries, Inc. (Æ)	515	38
Clean Harbors, Inc. (Æ)	330	16
Covanta Holding Corp.	1,085	19
DXP Enterprises, Inc. (Æ)	460	22
Dycom Industries, Inc. (Æ)	1,000	14
ESCO Technologies, Inc.	525	20
FARO Technologies, Inc. (Æ)	841	35
Federal Signal Corp. (Æ)	3,272	21
Forward Air Corp.	592	18
H&E Equipment Services, Inc.	1,270	15
Huron Consulting Group, Inc. (Æ)	604	21
InnerWorkings, Inc. (Æ)	2,582	34
Kforce, Inc. (Æ)	1,383	16
Lincoln Electric Holdings, Inc.	437	17

	Principal Amount ($) or Shares	Market Value $
Liquidity Services, Inc. (Æ)	691	35
Littelfuse, Inc.	327	18
Measurement Specialties, Inc. (Æ)	573	19
Mistras Group, Inc. (Æ)	1,330	31
NACCO Industries, Inc. Class A	160	20
National Instruments Corp.	712	18
Old Dominion Freight Line, Inc. (Æ)	661	20
On Assignment, Inc. (Æ)	1,197	24
OSI Systems, Inc. (Æ)	301	23
RailAmerica, Inc. (Æ)	1,462	40
Roadrunner Transportation Systems, Inc. (Æ)	1,102	18
Robert Half International, Inc.	651	17
Saia, Inc. (Æ)	873	18
Spirit Aerosystems Holdings, Inc. Class A (Æ)	802	18
Team, Inc. (Æ)	1,135	36
Tennant Co.	478	20
Thermon Group Holdings, Inc. (Æ)	1,708	44
Titan International, Inc.	759	13
Toro Co. (The)	522	21
TrueBlue, Inc. (Æ)	1,235	19
US Airways Group, Inc. (Æ)	1,396	15

		906

Technology - 25.2%
3D Systems Corp. (Æ)	1,036	34
ACI Worldwide, Inc. (Æ)	800	34
Active Network, Inc. (The) (Æ)	2,303	29
Actuate Corp. (Æ)	5,106	36
Ariba, Inc. (Æ)	780	35
Aspen Technology, Inc. (Æ)	1,528	39
Bankrate, Inc. (Æ)	1,925	30
BroadSoft, Inc. (Æ)	659	27
Cadence Design Systems, Inc. (Æ)	1,737	22
Callidus Software, Inc. (Æ)	7,109	35
Cavium, Inc. (Æ)	1,263	42
Ciena Corp. (Æ)	2,133	29
Cirrus Logic, Inc. (Æ)	1,183	45
Cognex Corp.	603	21
Compuware Corp. (Æ)	2,056	20
Concur Technologies, Inc. (Æ)	513	38
Cornerstone OnDemand, Inc. (Æ)	1,486	45
Cymer, Inc. (Æ)	592	30
Datalink Corp. (Æ)	3,708	31
DealerTrack Holdings, Inc. (Æ)	1,176	33
Demand Media, Inc. (Æ)	1,662	18
FEI Co.	399	21
Fortinet, Inc. (Æ)	822	20
Geospace Technologies Corp. (Æ)	207	25
IAC/InterActiveCorp	776	40
iGATE Corp. (Æ)	2,080	38
Interactive Intelligence Group, Inc. (Æ)	1,238	37
JDA Software Group, Inc. (Æ)	644	20
Kenexa Corp. (Æ)	1,217	55
LTX-Credence Corp. (Æ)	2,778	16
Mentor Graphics Corp. (Æ)	1,273	20

68	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Microsemi Corp. (Æ)	1,033		21
MicroStrategy, Inc. Class A (Æ)	269		36
MIPS Technologies, Inc. Class A (Æ)	2,790		21
NetSuite, Inc. (Æ)	646		41
NeuStar, Inc. Class A (Æ)	572		23
Parametric Technology Corp. (Æ)	912		20
Pegasystems, Inc.	1,074		31
Procera Networks, Inc. (Æ)	1,456		34
PROS Holdings, Inc. (Æ)	2,104		40
QLIK Technologies, Inc. (Æ)	1,600		36
RealPage, Inc. (Æ)	1,527		35
Responsys, Inc. (Æ)	2,923		30
Saba Software, Inc. (Æ)	3,815		38
Semtech Corp. (Æ)	786		20
Silicon Laboratories, Inc. (Æ)	491		18
Stratasys, Inc. (Æ)	714		39
TNS, Inc. (Æ)	1,037		16
Ultimate Software Group, Inc. (Æ)	397		41
Ultratech, Inc. (Æ)	607		19
Universal Display Corp. (Æ)	984		34
ViaSat, Inc. (Æ)	937		35
Vocus, Inc. (Æ)	1,902		38

			1,631

Utilities - 2.6%
8x8, Inc. (Æ)	4,542		30
Cincinnati Bell, Inc. (Æ)	5,132		29
Cogent Communications Group, Inc.	1,838		42
Time Warner Telecom, Inc. Class A (Æ)	1,361		35
Towerstream Corp. (Æ)	8,527		35

			171

Total Common Stocks (cost $5,871)			6,430

Short-Term Investments - 0.3%
Russell U.S. Cash Management Fund	17,876	(¥)	18

Total Short-Term Investments (cost $18)			18

Total Investments - 99.8% (identified cost $5,889)			6,448

Other Assets and Liabilities, Net - 0.2%			15

Net Assets - 100.0%			6,463

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Aggressive Growth ETF	69

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,019	$—	$—	$1,019	15.8
Consumer Staples	249	—	—	249	3.9
Energy	309	—	—	309	4.8
Financial Services	490	—	—	490	7.6
Health Care	1,296	—	—	1,296	20.0
Materials and Processing	359	—	—	359	5.6
Producer Durables	906	—	—	906	14.0
Technology	1,631	—	—	1,631	25.2
Utilities	171	—	—	171	2.6
Short-Term Investments	—	18	—	18	0.3

Total Investments	$6,430	$18	$—	$6,448	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

70	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$5,889
Investments, at market*	6,448
Cash	19
Receivables:
Dividends	1

Total assets	6,468

Liabilities
Payables:
Accrued fees to affiliates	5

Total liabilities	5

Net Assets	$6,463

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4
Accumulated net realized gain (loss)	(6)
Unrealized appreciation (depreciation) on investments	559
Additional paid-in capital	5,906

Net Assets	$6,463

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$64 .63
Net assets	$6,463,238
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management	$18

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Aggressive Growth ETF	71

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$18

Total investment income	18

Expenses
Management fees	14

Total expenses	14

Net investment income (loss)	4

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	136
Net change in unrealized appreciation (depreciation) on investments	(168)

Net realized and unrealized gain (loss)	(32)

Net Increase (Decrease) in Net Assets from Operations	$(28)

See accompanying notes which are an integral part of the financial statements.

72	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4	$4
Net realized gain (loss)	136	1,084
Net change in unrealized appreciation (depreciation)	(168)	727

Net increase (decrease) in net assets from operations	(28)	1,815

Distributions
From net investment income	(1)	(3)

Net decrease in net assets from distributions	(1)	(3)

Share Transactions
Net increase (decrease) in net assets from share transactions	—	4,680

Total Net Increase (Decrease) in Net Assets	(29)	6,492

Net Assets
Beginning of period	6,492	—

End of period	$6,463	$6,492

Undistributed (overdistributed) net investment income included in net assets	$4	$1

*	For the period October 4, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Aggressive Growth ETF	73

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	64.92	.04		(.32)	(.28)	(.01)	(.01)
March 31, 2012**	47.22	.04	(e)	17.68	17.72	(.02)	(.02)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period October 4, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

74	Russell Small Cap Aggressive Growth ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
64.63	(.42)	6,463	.45	.45		.12		102
64.92	37.52	6,492	.72	.45	(e)	.13	(e)	35

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Aggressive Growth ETF	75

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$999.70	$1,022.74
Expenses Paid During Period*	$2.26	$2 .28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

76	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 21.2%
Aaron’s, Inc. Class A	588	16
American Public Education, Inc. (Æ)	981	36
Ancestry.com, Inc. (Æ)	1,135	34
Arbitron, Inc.	475	18
Ascena Retail Group, Inc. (Æ)	1,680	36
BJ’s Restaurants, Inc. (Æ)	823	37
Blue Nile, Inc. (Æ)	1,056	39
Brinker International, Inc.	522	18
Buffalo Wild Wings, Inc. (Æ)	357	31
Carter’s, Inc. (Æ)	592	32
Chico’s FAS, Inc.	2,107	38
Coinstar, Inc. (Æ)	450	20
Columbia Sportswear Co.	315	17
Deckers Outdoor Corp. (Æ)	702	26
Dorman Products, Inc. (Æ)	1,241	39
Drew Industries, Inc. (Æ)	1,118	34
Ethan Allen Interiors, Inc.	835	18
Express, Inc. (Æ)	929	14
Grand Canyon Education, Inc. (Æ)	1,499	35
Guess?, Inc.	548	14
Hibbett Sports, Inc. (Æ)	540	32
HomeAway, Inc. (Æ)	1,438	34
Inter Parfums, Inc.	963	18
Interval Leisure Group, Inc.	875	17
John Wiley & Sons, Inc. Class A (Æ)	345	16
Jos A Bank Clothiers, Inc. (Æ)	392	19
K12, Inc. (Æ)	1,326	27
Life Time Fitness, Inc. (Æ)	358	16
Lumber Liquidators Holdings, Inc. (Æ)	924	47
Madison Square Garden Co. (The) Class A (Æ)	444	18
Maidenform Brands, Inc. (Æ)	1,569	32
Matthews International Corp. Class A	512	15
Monro Muffler Brake, Inc.	936	33
Nu Skin Enterprises, Inc. Class A	360	14
Papa John’s International, Inc. (Æ)	355	19
Pier 1 Imports, Inc.	1,028	19
Pricesmart, Inc.	462	35
rue21 inc (Æ)	1,242	39
Select Comfort Corp. (Æ)	1,491	48
Shuffle Master, Inc. (Æ)	1,205	19
Stamps.com, Inc. (Æ)	1,252	29
Steiner Leisure, Ltd. (Æ)	364	17
Steven Madden, Ltd. (Æ)	984	43
Stewart Enterprises, Inc. Class A	2,363	20
Sturm Ruger & Co., Inc.	414	20
Texas Roadhouse, Inc. Class A	903	15
True Religion Apparel, Inc.	1,066	23
Vera Bradley, Inc. (Æ)	1,483	35
VistaPrint NV (Æ)	964	33
Vitamin Shoppe, Inc. (Æ)	568	33
Zagg, Inc. (Æ)	2,867	24
Zumiez, Inc. (Æ)	780	22

		1,383

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 3.3%
Boston Beer Co., Inc. Class A (Æ)	140	16
Fresh Market, Inc. (The) (Æ)	583	35
Hain Celestial Group, Inc. (The) (Æ)	302	19
Lancaster Colony Corp.	237	17
Medifast, Inc. (Æ)	1,586	42
Peet’s Coffee & Tea, Inc. (Æ)	520	38
Snyders-Lance, Inc.	659	16
TreeHouse Foods, Inc. (Æ)	267	14
USANA Health Sciences, Inc. (Æ)	405	19

		216

Energy - 2.1%
Ameresco, Inc. Class A (Æ)	2,610	31
CARBO Ceramics, Inc.	403	25
Dril-Quip, Inc. (Æ)	477	35
Lufkin Industries, Inc.	569	31
Vaalco Energy, Inc. (Æ)	1,927	16

		138

Financial Services - 7.4%
Advent Software, Inc. (Æ)	614	15
Alexander & Baldwin, Inc. (Æ)	319	9
Amtrust Financial Services, Inc.	616	16
Broadridge Financial Solutions, Inc.	794	19
CBOE Holdings, Inc.	601	18
Duff & Phelps Corp. Class A	1,147	16
Encore Capital Group, Inc. (Æ)	1,053	30
Ezcorp, Inc. Class A (Æ)	1,317	30
Fair Isaac Corp.	393	17
First Cash Financial Services, Inc. (Æ)	779	35
FleetCor Technologies, Inc. (Æ)	895	39
Green Dot Corp. Class A (Æ)	1,397	17
HFF, Inc. Class A (Æ)	1,193	18
Higher One Holdings, Inc. (Æ)	2,568	35
LPL Financial Holdings, Inc.	493	14
Morningstar, Inc.	541	34
Netspend Holdings, Inc. (Æ)	3,388	33
SEI Investments Co.	1,565	34
SVB Financial Group (Æ)	283	17
TFS Financial Corp. (Æ)	1,742	16
Wright Express Corp. (Æ)	270	19

		481

Health Care - 11.8%
Abaxis, Inc. (Æ)	835	30
Accretive Health, Inc. (Æ)	2,846	32
Align Technology, Inc. (Æ)	935	35
Bio-Reference Labs, Inc. (Æ)	1,185	34
Bruker Corp. (Æ)	2,321	30
Cantel Medical Corp.	610	17
Chemed Corp.	275	19
Computer Programs & Systems, Inc.	540	30
Covance, Inc. (Æ)	348	16
Cubist Pharmaceuticals, Inc. (Æ)	439	21
Cyberonics, Inc. (Æ)	693	36

Russell Small Cap Consistent Growth ETF	77

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ensign Group, Inc. (The)	588	18
Haemonetics Corp. (Æ)	224	18
Hanger, Inc. (Æ)	649	19
ICU Medical, Inc. (Æ)	316	19
Impax Laboratories, Inc. (Æ)	1,542	40
Integra LifeSciences Holdings Corp. (Æ)	454	19
IPC The Hospitalist Co., Inc. (Æ)	682	31
Masimo Corp. (Æ)	1,391	34
Medicis Pharmaceutical Corp. Class A	487	21
Merit Medical Systems, Inc. (Æ)	1,223	18
Metropolitan Health Networks, Inc. (Æ)	1,738	16
Myriad Genetics, Inc. (Æ)	700	19
Omnicell, Inc. (Æ)	1,136	16
PAREXEL International Corp. (Æ)	1,108	34
Quality Systems, Inc.	1,123	21
Sciclone Pharmaceuticals, Inc. (Æ)	4,450	25
Sirona Dental Systems, Inc. (Æ)	370	21
Thoratec Corp. (Æ)	495	17
United Therapeutics Corp. (Æ)	633	35
VCA Antech, Inc. (Æ)	757	15
West Pharmaceutical Services, Inc.	329	17

		773

Materials and Processing - 8.6%
Acuity Brands, Inc.	327	21
American Vanguard Corp.	1,179	41
Armstrong World Industries, Inc.	338	16
Balchem Corp.	510	19
Buckeye Technologies, Inc.	593	19
Cabot Corp.	409	15
Cabot Microelectronics Corp.	1,074	38
Carpenter Technology Corp.	646	34
Compass Minerals International, Inc.	221	16
Eagle Materials, Inc.	835	39
Globe Specialty Metals, Inc.	1,239	19
Haynes International, Inc.	327	17
Hexcel Corp. (Æ)	645	15
Innospec, Inc. (Æ)	570	19
Intrepid Potash, Inc. (Æ)	1,368	29
LSB Industries, Inc. (Æ)	538	24
NewMarket Corp.	78	19
Polypore International, Inc. (Æ)	418	15
RBC Bearings, Inc. (Æ)	658	32
Schweitzer-Mauduit International, Inc.	488	16
Simpson Manufacturing Co., Inc.	564	16
Titanium Metals Corp.	2,765	35
Universal Stainless & Alloy (Æ)	752	28
Valmont Industries, Inc.	138	18

		560

Producer Durables - 21.5%
Actuant Corp. Class A (Æ)	622	18
Aerovironment, Inc. (Æ)	1,174	28
Allegiant Travel Co. Class A (Æ)	448	28
American Railcar Industries, Inc. (Æ)	614	17
AO Smith Corp.	340	20
Barnes Group, Inc.	685	17

	Principal Amount ($) or Shares	Market Value $
Cascade Corp.	354	19
Chart Industries, Inc. (Æ)	453	33
Clean Harbors, Inc. (Æ)	299	15
Copa Holdings SA Class A	375	30
Copart, Inc. (Æ)	702	19
Corporate Executive Board Co. (The)	407	22
Darling International, Inc. (Æ)	1,897	35
Dice Holdings, Inc. (Æ)	1,771	15
EnerSys, Inc. (Æ)	481	17
ESCO Technologies, Inc.	456	18
ExlService Holdings, Inc. (Æ)	1,273	37
Exponent, Inc. (Æ)	315	18
FARO Technologies, Inc. (Æ)	743	31
Forrester Research, Inc.	912	26
Forward Air Corp.	515	16
Franklin Electric Co., Inc.	325	20
Genesee & Wyoming, Inc. Class A (Æ)	591	39
Genpact, Ltd.	1,880	31
Gorman-Rupp Co. (The)	558	15
Graco, Inc.	366	18
HEICO Corp.	782	30
InnerWorkings, Inc. (Æ)	2,283	30
Kennametal, Inc.	509	19
Kirby Corp. (Æ)	359	20
Knight Transportation, Inc.	1,040	15
Landstar System, Inc.	605	29
Lindsay Corp.	256	18
Liquidity Services, Inc. (Æ)	611	31
Littelfuse, Inc.	292	17
Matson, Inc.	321	7
MAXIMUS, Inc.	606	36
Measurement Specialties, Inc. (Æ)	512	17
Middleby Corp. (Æ)	313	36
Mine Safety Appliances Co.	413	15
National Instruments Corp.	1,165	29
Old Dominion Freight Line, Inc. (Æ)	1,071	32
On Assignment, Inc. (Æ)	1,042	21
OSI Systems, Inc. (Æ)	263	20
Raven Industries, Inc.	478	14
Regal-Beloit Corp.	267	19
RPX Corp. Class A (Æ)	2,153	24
Spirit Airlines, Inc. (Æ)	1,602	27
Sun Hydraulics Corp.	1,272	34
Team, Inc. (Æ)	991	32
TeleTech Holdings, Inc. (Æ)	1,040	18
Tennant Co.	783	34
Tetra Tech, Inc. (Æ)	638	17
Thermon Group Holdings, Inc. (Æ)	803	20
Titan International, Inc.	688	12
Toro Co. (The)	454	18
Triumph Group, Inc.	296	19
Werner Enterprises, Inc.	696	15
Wesco Aircraft Holdings, Inc. (Æ)	2,451	33
Woodward, Inc.	783	27
Zebra Technologies Corp. Class A (Æ)	484	18

		1,405

78	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 23.1%
Acme Packet, Inc. (Æ)	1,675	29
Actuate Corp. (Æ)	4,458	31
Acxiom Corp. (Æ)	1,117	20
ADTRAN, Inc.	1,023	18
Anaren, Inc. (Æ)	1,592	32
Blackbaud, Inc.	1,213	29
Ceva, Inc. (Æ)	1,754	25
Cognex Corp.	526	18
Coherent, Inc. (Æ)	384	18
Compuware Corp. (Æ)	1,791	18
Cymer, Inc. (Æ)	282	14
DTS, Inc. (Æ)	1,184	28
Ebix, Inc.	1,564	36
Extreme Networks (Æ)	9,071	30
FEI Co.	348	19
Geospace Technologies Corp. (Æ)	346	42
Hittite Microwave Corp. (Æ)	612	34
II-VI, Inc. (Æ)	1,876	36
Interactive Intelligence Group, Inc. (Æ)	1,095	33
InvenSense, Inc. Class A (Æ)	2,763	33
IPG Photonics Corp. (Æ)	717	40
iRobot Corp. (Æ)	1,412	32
JDA Software Group, Inc. (Æ)	560	18
Manhattan Associates, Inc. (Æ)	364	21
Micrel, Inc.	3,282	34
Microsemi Corp. (Æ)	1,691	34
MKS Instruments, Inc.	1,079	28
Monolithic Power Systems, Inc. (Æ)	1,555	31
Monotype Imaging Holdings, Inc.	992	15
NETGEAR, Inc. (Æ)	906	35
Netscout Systems, Inc. (Æ)	770	20
NeuStar, Inc. Class A (Æ)	498	20
NIC, Inc.	2,451	36
NVE Corp. (Æ)	575	34
OpenTable, Inc. (Æ)	686	29
Parametric Technology Corp. (Æ)	807	18
Plantronics, Inc.	505	18
Power Integrations, Inc.	828	25
PROS Holdings, Inc. (Æ)	1,856	35
QLogic Corp. (Æ)	1,215	14
Responsys, Inc. (Æ)	2,549	26
Riverbed Technology, Inc. (Æ)	1,933	44
Rogers Corp. (Æ)	780	33
Sapient Corp. (Æ)	3,106	33
Semtech Corp. (Æ)	684	17
Silicon Laboratories, Inc. (Æ)	825	30
SS&C Technologies Holdings, Inc. (Æ)	665	17
Synaptics, Inc. (Æ)	581	14
Synchronoss Technologies, Inc. (Æ)	1,693	38
Syntel, Inc.	509	32
Travelzoo, Inc. (Æ)	743	18
Tyler Technologies, Inc. (Æ)	766	34
Ultratech, Inc. (Æ)	981	31

	Principal Amount ($) or Shares		Market Value $
VASCO Data Security International, Inc. (Æ)	3,821		36
Volterra Semiconductor Corp. (Æ)	1,328		29

			1,512

Utilities - 0.7%
j2 Global, Inc.	639		21
Neutral Tandem, Inc. (Æ)	2,366		22

			43

Total Common Stocks (cost $6,463)			6,511

Short-Term Investments - 0.2%
Russell U.S. Cash Management Fund	10,594	(¥)	11

Total Short-Term Investments (cost $11)			11

Total Investments - 99.9% (identified cost $6,474)			6,522

Other Assets and Liabilities, Net - 0.1%			8

Net Assets - 100.0%			6,530

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Consistent Growth ETF	79

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,383	$—	$—	$1,383	21.2
Consumer Staples	216	—	—	216	3 .3
Energy	138	—	—	138	2.1
Financial Services	481	—	—	481	7.4
Health Care	773	—	—	773	11.8
Materials and Processing	560	—	—	560	8 .6
Producer Durables	1,405	—	—	1,405	21.5
Technology	1,512	—	—	1,512	23.1
Utilities	43	—	—	43	0.7
Short-Term Investments	—	11	—	11	0.2

Total Investments	$6,511	$11	$—	$6,522	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

80	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$6,474
Investments, at market*	6,522
Cash	17
Receivables:
Dividends	1

Total assets	6,540

Liabilities
Payables:
Investments purchased	5
Accrued fees to affiliates	5

Total liabilities	10

Net Assets	$6,530

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6
Accumulated net realized gain (loss)	237
Unrealized appreciation (depreciation) on investments	48
Additional paid-in capital	6,239

Net Assets	$6,530

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$65 .30
Net assets	$6,529,778
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$11

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Consistent Growth ETF	81

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$20

Total investment income	20

Expenses
Management fees	14

Total expenses	14

Net investment income (loss)	6

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(66)
In-kind redemptions	400

Net realized gain (loss)	334
Net change in unrealized appreciation (depreciation) on investments	(597)

Net realized and unrealized gain (loss)	(263)

Net Increase (Decrease) in Net Assets from Operations	$(257)

See accompanying notes which are an integral part of the financial statements.

82	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6	$13
Net realized gain (loss)	334	1,136
Net change in unrealized appreciation (depreciation)	(597)	645

Net increase (decrease) in net assets from operations	(257)	1,794

Distributions
From net investment income	(5)	(8)

Net decrease in net assets from distributions	(5)	(8)

Share Transactions
Net increase (decrease) in net assets from share transactions	254	4,752

Total Net Increase (Decrease) in Net Assets	(8)	6,538

Net Assets
Beginning of period	6,538	—

End of period	$6,530	$6,538

Undistributed (overdistributed) net investment income included in net assets	$6	$5

*	For the period October 4, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Consistent Growth ETF	83

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	65.37	.06		(.08)	(.02)	(.05)	(.05)
March 31, 2012**	47.56	.12	(e)	17.77	17.89	(.08)	(.08)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period October 4, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

84	Russell Small Cap Consistent Growth ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
65.30	(.03)	6,530	.45	.45		.18		47
65.37	37.62	6,538	.72	.45	(e)	.42	(e)	21

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Consistent Growth ETF	85

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$1,015.10	$1,022.74
Expenses Paid During Period*	$2.27	$2.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

86	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 18.5%
Aaron’s, Inc. Class A	605	17
Amerco, Inc.	194	21
America’s Car-Mart, Inc. (Æ)	449	20
ANN, Inc. (Æ)	679	25
Arbitron, Inc.	499	19
Ascena Retail Group, Inc. (Æ)	928	20
Barnes & Noble, Inc. (Æ)	1,041	13
Big Lots, Inc. (Æ)	420	12
Bob Evans Farms, Inc.	426	17
Brown Shoe Co., Inc.	1,357	22
Capella Education Co. (Æ)	493	17
Central Garden and Pet Co. Class A (Æ)	1,572	19
Chico’s FAS, Inc.	1,164	21
Children’s Place Retail Stores, Inc. (The) (Æ)	350	21
Churchill Downs, Inc.	294	18
Cinemark Holdings, Inc.	756	17
Columbia Sportswear Co.	320	17
Cooper Tire & Rubber Co.	977	19
Dorman Products, Inc. (Æ)	689	22
DreamWorks Animation SKG, Inc. Class A (Æ)	899	17
Drew Industries, Inc. (Æ)	620	19
DSW, Inc. Class A	315	21
Elizabeth Arden, Inc. (Æ)	451	21
Finish Line, Inc. (The) Class A	833	19
Fred’s, Inc. Class A	1,132	16
Genesco, Inc. (Æ)	291	19
Harman International Industries, Inc.	433	20
Harte-Hanks, Inc.	1,874	13
Helen of Troy, Ltd. (Æ)	510	16
hhgregg, Inc. (Æ)	1,515	10
International Speedway Corp. Class A	661	19
Jack in the Box, Inc. (Æ)	620	17
JAKKS Pacific, Inc.	1,070	16
Jarden Corp. (Æ)	411	22
John Wiley & Sons, Inc. Class A (Æ)	353	16
Jones Group, Inc. (The)	1,827	24
Jos A Bank Clothiers, Inc. (Æ)	403	20
Kirkland’s, Inc. (Æ)	1,523	15
La-Z-Boy, Inc. (Æ)	1,394	20
Leggett & Platt, Inc.	824	21
Life Time Fitness, Inc. (Æ)	377	17
Matthews International Corp. Class A	539	16
Meredith Corp.	542	19
Nu Skin Enterprises, Inc. Class A	373	14
Penn National Gaming, Inc. (Æ)	384	17
Pep Boys-Manny Moe & Jack (The)	1,730	18
Perry Ellis International, Inc. (Æ)	826	18
Ryman Hospitality Properties (Æ) (ö)	444	18
Saks, Inc. (Æ)	1,609	17
Service Corp. International	1,397	19
Shoe Carnival, Inc.	804	19
Snap-on, Inc.	278	20
Stage Stores, Inc.	943	20

	Principal Amount ($) or Shares	Market Value $
Standard Motor Products, Inc.	1,243	23
Steiner Leisure, Ltd. (Æ)	373	17
Steven Madden, Ltd. (Æ)	549	23
Stewart Enterprises, Inc. Class A	2,419	20
Texas Roadhouse, Inc. Class A	937	16
Thor Industries, Inc.	637	23
True Religion Apparel, Inc.	591	13
Tupperware Brands Corp.	316	17
ValueClick, Inc. (Æ)	1,045	18
Viad Corp.	857	18
VOXX International Corp. Class A (Æ)	1,838	14
Warnaco Group, Inc. (The) (Æ)	411	21
Wendy’s Co. (The)	3,713	17
Williams-Sonoma, Inc.	490	22
Wolverine World Wide, Inc.	446	20
World Wrestling Entertainment, Inc. Class A	2,191	18

		1,270

Consumer Staples - 3.3%
Andersons, Inc. (The)	402	15
Boston Beer Co., Inc. Class A (Æ)	143	16
Calavo Growers, Inc.	670	17
Cal-Maine Foods, Inc.	438	20
Core-Mark Holding Co., Inc.	359	17
Harris Teeter Supermarkets, Inc.	422	16
J&J Snack Foods Corp.	295	17
PetMed Express, Inc.	1,409	14
Sanderson Farms, Inc.	374	17
Smithfield Foods, Inc. (Æ)	792	16
Snyders-Lance, Inc.	685	17
Spartan Stores, Inc.	966	15
TreeHouse Foods, Inc. (Æ)	281	15
United Natural Foods, Inc. (Æ)	315	18

		230

Energy - 2.8%
Atwood Oceanics, Inc. (Æ)	460	21
Clayton Williams Energy, Inc. (Æ)	354	18
Dril-Quip, Inc. (Æ)	266	19
Energy XXI Bermuda, Ltd.	553	19
EPL Oil & Gas Inc. (Æ)	1,022	21
Flotek Industries, Inc. (Æ)	1,836	24
Matrix Service Co. (Æ)	1,522	16
Mitcham Industries, Inc. (Æ)	1,010	16
PDC Energy, Inc. (Æ)	699	22
SEACOR Holdings, Inc. (Æ)	196	16

		192

Financial Services - 14.3%
Advent Software, Inc. (Æ)	638	16
American Capital, Ltd. (Æ)	1,716	19
American Equity Investment Life Holding Co.	1,556	18
Argo Group International Holdings, Ltd.	585	19
Broadridge Financial Solutions, Inc.	805	19

Russell Small Cap Low P/E ETF	87

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brookline Bancorp, Inc.	1,955	17
City National Corp.	353	18
CNO Financial Group, Inc.	2,197	21
Colonial Properties Trust (ö)	774	16
CoreLogic, Inc. (Æ)	952	26
Credit Acceptance Corp. (Æ)	206	18
Duff & Phelps Corp. Class A	1,181	16
Eaton Vance Corp.	642	19
Encore Capital Group, Inc. (Æ)	583	16
Euronet Worldwide, Inc. (Æ)	1,018	19
FBL Financial Group, Inc. Class A	612	20
Federated Investors, Inc. Class B	784	16
First Commonwealth Financial Corp.	2,546	18
FirstMerit Corp.	1,046	15
Franklin Street Properties Corp. (ö)	1,619	18
Fulton Financial Corp.	1,715	17
Global Payments, Inc.	403	17
Hercules Technology Growth Capital, Inc.	1,523	17
HFF, Inc. Class A (Æ)	1,229	18
Iberiabank Corp.	340	16
Independent Bank Corp.	591	18
Infinity Property & Casualty Corp.	300	18
Inland Real Estate Corp. (ö)	2,044	17
Jack Henry & Associates, Inc.	501	19
Janus Capital Group, Inc.	2,241	21
LaSalle Hotel Properties (ö)	588	16
MB Financial, Inc.	795	16
Meadowbrook Insurance Group, Inc.	1,949	15
Morningstar, Inc.	303	19
NASDAQ OMX Group, Inc. (The)	756	18
Navigators Group, Inc. (The) (Æ)	348	17
Northwest Bancshares, Inc.	1,488	18
Oritani Financial Corp.	1,211	18
PrivateBancorp, Inc. Class A	1,161	19
S&T Bancorp, Inc.	928	16
SEI Investments Co.	860	18
StanCorp Financial Group, Inc.	472	15
Susquehanna Bancshares, Inc.	1,677	18
Synovus Financial Corp.	8,653	21
TFS Financial Corp. (Æ)	1,812	16
Tower Group, Inc.	821	16
TrustCo Bank Corp. NY	3,192	18
United Community Banks, Inc. (Æ)	1,999	17
ViewPoint Financial Group, Inc.	1,116	21
Waddell & Reed Financial, Inc. Class A	577	19
Washington Federal, Inc.	1,023	17
Western Alliance Bancorp (Æ)	1,830	19
Wintrust Financial Corp.	487	18
World Acceptance Corp. (Æ)	265	18
Zions Bancorporation	890	18

		983

Health Care - 10.1%
AMERIGROUP Corp. Class A (Æ)	262	23
Amsurg Corp. Class A (Æ)	576	16
AngioDynamics, Inc. (Æ)	1,426	17
ArthroCare Corp. (Æ)	595	19

	Principal Amount ($) or Shares	Market Value $
Bio-Rad Laboratories, Inc. Class A (Æ)	173	18
Centene Corp. (Æ)	578	21
Charles River Laboratories International, Inc. (Æ)	523	21
Computer Programs & Systems, Inc.	299	17
CONMED Corp.	625	18
Covance, Inc. (Æ)	364	17
Ensign Group, Inc. (The)	606	19
Greatbatch, Inc. (Æ)	762	19
Haemonetics Corp. (Æ)	233	19
Hanger, Inc. (Æ)	674	19
ICU Medical, Inc. (Æ)	324	20
LifePoint Hospitals, Inc. (Æ)	422	18
Magellan Health Services, Inc. (Æ)	378	20
MedAssets, Inc. (Æ)	1,297	22
Medicis Pharmaceutical Corp. Class A	510	21
MEDNAX, Inc. (Æ)	250	19
Molina Healthcare, Inc. (Æ)	736	19
Myriad Genetics, Inc. (Æ)	727	20
Omnicare, Inc.	549	19
Owens & Minor, Inc.	569	17
PAREXEL International Corp. (Æ)	612	19
Patterson Cos., Inc.	501	17
PerkinElmer, Inc.	670	20
Prestige Brands Holdings, Inc. (Æ)	1,093	19
Sciclone Pharmaceuticals, Inc. (Æ)	2,464	14
Sirona Dental Systems, Inc. (Æ)	387	21
STERIS Corp.	556	20
Symmetry Medical, Inc. (Æ)	2,017	20
Teleflex, Inc.	284	20
Triple-S Management Corp. Class S (Æ)	958	20
Universal American Corp. (Æ)	1,627	15
VCA Antech, Inc. (Æ)	786	16
West Pharmaceutical Services, Inc.	342	18

		697

Materials and Processing - 12.4%
Acuity Brands, Inc.	342	22
Allied Nevada Gold Corp. (Æ)	617	24
Apogee Enterprises, Inc.	1,090	21
Aptargroup, Inc.	339	18
Armstrong World Industries, Inc.	348	16
Belden, Inc.	519	19
Bemis Co., Inc.	552	17
Boise, Inc.	2,652	23
Buckeye Technologies, Inc.	613	20
Cabot Corp.	421	15
Calgon Carbon Corp. (Æ)	1,226	18
Commercial Metals Co.	1,378	18
Cytec Industries, Inc.	295	19
Domtar Corp.	223	17
Encore Wire Corp.	646	19
Georgia Gulf Corp.	673	24
Gibraltar Industries, Inc. (Æ)	1,687	22
Gold Resource Corp.	659	14
Griffon Corp.	2,034	21
Haynes International, Inc.	336	18

88	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hexcel Corp. (Æ)	664	16
Innophos Holdings, Inc.	310	15
Innospec, Inc. (Æ)	584	20
Kaiser Aluminum Corp.	336	20
Martin Marietta Materials, Inc.	221	18
Minerals Technologies, Inc.	271	19
Mueller Industries, Inc.	406	18
Northwest Pipe Co. (Æ)	706	17
Olin Corp.	820	18
Packaging Corp. of America	613	22
PH Glatfelter Co.	1,055	19
PolyOne Corp.	1,263	21
Quaker Chemical Corp.	374	17
RPM International, Inc.	635	18
Sensient Technologies Corp.	475	17
Simpson Manufacturing Co., Inc.	581	17
Sonoco Products Co.	568	18
Stepan Co.	185	18
Texas Industries, Inc. (Æ)	448	18
Tredegar Corp.	1,177	21
Universal Stainless & Alloy (Æ)	421	16
Vista Gold Corp. (Æ)	6,017	22
Watsco, Inc.	232	18
Westlake Chemical Corp.	334	25
Worthington Industries, Inc.	844	18

		851

Producer Durables - 18.6%
ABM Industries, Inc.	876	17
Actuant Corp. Class A (Æ)	636	18
Advanced Energy Industries, Inc. (Æ)	1,277	16
Aircastle, Ltd.	1,422	16
American Railcar Industries, Inc. (Æ)	644	18
Applied Industrial Technologies, Inc.	473	20
Badger Meter, Inc.	456	17
Brady Corp. Class A	623	18
Briggs & Stratton Corp.	988	18
Bristow Group, Inc.	429	22
Carlisle Cos., Inc.	326	17
Cascade Corp.	370	20
Celadon Group, Inc.	1,046	17
Clean Harbors, Inc. (Æ)	304	15
Convergys Corp.	1,170	18
Copart, Inc. (Æ)	740	21
Corporate Executive Board Co. (The)	428	23
Curtiss-Wright Corp.	563	18
Darling International, Inc. (Æ)	1,039	19
Electronics for Imaging, Inc. (Æ)	1,065	18
EMCOR Group, Inc.	622	18
EnerSys, Inc. (Æ)	493	17
Esterline Technologies Corp. (Æ)	275	15
FARO Technologies, Inc. (Æ)	407	17
Federal Signal Corp. (Æ)	2,934	19
Forward Air Corp.	536	16
Franklin Electric Co., Inc.	341	21
G&K Services, Inc. Class A	560	18
Genpact, Ltd.	1,041	17

	Principal Amount ($) or Shares	Market Value $
Geo Group, Inc. (The)	754	21
Granite Construction, Inc.	668	19
Great Lakes Dredge & Dock Corp.	2,426	19
Greenbrier Cos., Inc. (Æ)	974	16
Heartland Express, Inc.	1,209	16
Heidrick & Struggles International, Inc.	979	12
HNI Corp.	677	17
Hub Group, Inc. Class A (Æ)	477	14
ICF International, Inc. (Æ)	719	14
Kaman Corp. Class A	554	20
Kennametal, Inc.	517	19
Kirby Corp. (Æ)	364	20
Knight Transportation, Inc.	1,071	15
Lincoln Electric Holdings, Inc.	391	15
Littelfuse, Inc.	301	17
MAXIMUS, Inc.	334	20
Measurement Specialties, Inc. (Æ)	531	18
Mine Safety Appliances Co.	426	16
Moog, Inc. Class A (Æ)	423	16
MSC Industrial Direct Co., Inc. Class A	267	18
MTS Systems Corp.	452	24
Navigant Consulting, Inc. (Æ)	1,367	15
Pacer International, Inc. (Æ)	3,161	13
Powell Industries, Inc. (Æ)	459	18
Regal-Beloit Corp.	278	20
Rush Enterprises, Inc. Class A (Æ)	1,048	20
Saia, Inc. (Æ)	783	16
Shaw Group, Inc. (The) (Æ)	638	28
Spirit Aerosystems Holdings, Inc. Class A (Æ)	719	16
SPX Corp.	265	17
Steelcase, Inc. Class A	1,913	19
Teledyne Technologies, Inc. (Æ)	283	18
Tetra Tech, Inc. (Æ)	662	17
Tidewater, Inc.	370	18
Towers Watson & Co. Class A	286	15
Triumph Group, Inc.	309	19
UniFirst Corp.	271	18
URS Corp.	500	18
Waste Connections, Inc.	573	17
Watts Water Technologies, Inc. Class A	526	20
Werner Enterprises, Inc.	724	15
WESCO International, Inc. (Æ)	300	17
Zebra Technologies Corp. Class A (Æ)	499	19

		1,283

Technology - 13.4%
Acxiom Corp. (Æ)	1,160	21
Amkor Technology, Inc. (Æ)	3,511	15
Anaren, Inc. (Æ)	881	18
Anixter International, Inc.	330	19
Arris Group, Inc. (Æ)	1,242	16
Arrow Electronics, Inc. (Æ)	534	18
Benchmark Electronics, Inc. (Æ)	1,248	19
Blackbaud, Inc.	680	16
Blucora, Inc. (Æ)	1,415	25
Brooks Automation, Inc.	1,833	15

Russell Small Cap Low P/E ETF	89

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CACI International, Inc. Class A (Æ)	318	16
Cognex Corp.	552	19
Coherent, Inc. (Æ)	396	18
Compuware Corp. (Æ)	1,863	18
DealerTrack Holdings, Inc. (Æ)	574	16
Diebold, Inc.	464	16
DST Systems, Inc.	315	18
EarthLink, Inc.	2,303	16
Emulex Corp. (Æ)	2,379	17
Entegris, Inc. (Æ)	2,006	16
Fairchild Semiconductor International, Inc. Class A (Æ)	1,215	16
FEI Co.	365	20
Finisar Corp. (Æ)	1,145	16
Geospace Technologies Corp. (Æ)	193	24
GSI Group, Inc. (Æ)	1,510	13
IAC/InterActiveCorp	376	20
Ingram Micro, Inc. Class A (Æ)	1,003	15
Insight Enterprises, Inc. (Æ)	1,026	18
Ixia (Æ)	1,451	23
JDA Software Group, Inc. (Æ)	587	19
Kenexa Corp. (Æ)	602	29
Manhattan Associates, Inc. (Æ)	375	21
Mentor Graphics Corp. (Æ)	1,152	18
Microsemi Corp. (Æ)	936	19
Molex, Inc.	727	19
Monotype Imaging Holdings, Inc.	1,032	16
NCR Corp. (Æ)	760	18
Netscout Systems, Inc. (Æ)	793	20
NeuStar, Inc. Class A (Æ)	513	21
Plantronics, Inc.	522	18
Plexus Corp. (Æ)	618	19
PMC - Sierra, Inc. (Æ)	2,790	16
Progress Software Corp. (Æ)	836	18
QLogic Corp. (Æ)	1,251	14
Rogers Corp. (Æ)	440	19
Rudolph Technologies, Inc. (Æ)	2,002	21
Sanmina-SCI Corp. (Æ)	2,128	18
ScanSource, Inc. (Æ)	559	18
Super Micro Computer, Inc. (Æ)	1,089	13
Tech Data Corp. (Æ)	356	16
Teradyne, Inc. (Æ)	1,246	18

		925

Utilities - 6.3%
ALLETE, Inc.	414	17
Aqua America, Inc.	692	17
Atmos Energy Corp.	493	18
Black Hills Corp.	542	19
California Water Service Group	937	17
Chesapeake Utilities Corp.	399	19
Cleco Corp.	410	17
El Paso Electric Co.	517	18
Empire District Electric Co. (The)	826	18
Energen Corp.	380	21

	Principal Amount ($) or Shares		Market Value $
Great Plains Energy, Inc.	808		18
Hawaiian Electric Industries, Inc.	611		16
MGE Energy, Inc.	362		19
Northwest Natural Gas Co.	366		18
Ormat Technologies, Inc.	801		15
Otter Tail Corp.	762		18
Piedmont Natural Gas Co., Inc.	543		18
PNM Resources, Inc.	877		18
Premiere Global Services, Inc. (Æ)	2,075		19
South Jersey Industries, Inc.	342		18
UGI Corp.	588		19
UIL Holdings Corp.	486		17
Unitil Corp.	646		18
UNS Energy Corp.	446		19

			431

Total Common Stocks (cost $6,607)			6,862

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	8,320	(¥)	8

Total Short-Term Investments (cost $8)			8

Total Investments - 99.8% (identified cost $6,615)			6,870

Other Assets and Liabilities, Net - 0.2%			11

Net Assets - 100.0%			6,881

See accompanying notes which are an integral part of the financial statements.

90	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,270	$—	$—	$1,270	18.5
Consumer Staples	230	—	—	230	3.3
Energy	192	—	—	192	2.8
Financial Services	983	—	—	983	14.3
Health Care	697	—	—	697	10.1
Materials and Processing	851	—	—	851	12.4
Producer Durables	1,283	—	—	1,283	18.6
Technology	925	—	—	925	13.4
Utilities	431	—	—	431	6.3
Short-Term Investments	—	8	—	8	0.1

Total Investments	$6,862	$8	$—	$6,870	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Low P/E ETF	91

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$6,615
Investments, at market*	6,870
Cash	17
Receivables:
Dividends	5

Total assets	6,892

Liabilities
Payables:
Investments purchased	6
Accrued fees to affiliates	5

Total liabilities	11

Net Assets	$6,881

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1)
Accumulated net realized gain (loss)	392
Unrealized appreciation (depreciation) on investments	255
Additional paid-in capital	6,235

Net Assets	$6,881

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$68.81
Net assets	$6,881,153
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$8

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

92	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$54

Total investment income	54

Expenses
Management fees	15

Total expenses	15

Net investment income (loss)	39

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(225)
In-kind redemtions	694

Net realized gain (loss)	469
Net change in unrealized appreciation (depreciation) on investments	(590)

Net realized and unrealized gain (loss)	(121)

Net Increase (Decrease) in Net Assets from Operations	$(82)

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Low P/E ETF	93

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Statements of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$39	$28
Net realized gain (loss)	469	495
Net change in unrealized appreciation (depreciation)	(590)	845

Net increase (decrease) in net assets from operations	(82)	1,368

Distributions
From net investment income	(42)	(25)

Net decrease in net assets from distributions	(42)	(25)

Share Transactions
Net increase (decrease) in net assets from share transactions	183	5,479

Total Net Increase (Decrease) in Net Assets	59	6,822

Net Assets
Beginning of period	6,822	—

End of period	$6,881	$6,822

Undistributed (overdistributed) net investment income included in net assets	$(1)	$2

*	For the period October 5, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

94	Russell Small Cap Low P/E ETF

(This page intentionally left blank)

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Financial Highlights — For the Periods Ended (Unaudited)

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	68.22	.37		.64	1.01	(.42)	(.42)
March 31, 2012**	52.94	.28	(e)	15.25	15.53	(.25)	(.25)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period October 5, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

96	Russell Small Cap Low P/E ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
68.81	1.51	6,881	.45	.45		1.15		46
68.22	29.37	6,822	.73	.45	(e)	.91	(e)	43

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Low P/E ETF	97

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Shareholder Expense Example — September 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2012 to September 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2012	$1,000.00	$1,000.00
Ending Account Value
September 30, 2012	$991.80	$1,022.74
Expenses Paid During Period*	$2.25	$2.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

98	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 11.8%
American Greetings Corp. Class A	1,978	33
Bob Evans Farms, Inc.	703	27
Central Garden and Pet Co. Class A (Æ)	2,653	32
Children’s Place Retail Stores, Inc. (The) (Æ)	572	34
Digital Generation, Inc. (Æ)	2,283	26
Fred’s, Inc. Class A	1,847	26
GameStop Corp. Class A	1,552	33
Harte-Hanks, Inc.	3,090	21
International Speedway Corp. Class A	1,097	31
Kirkland’s, Inc. (Æ)	2,511	25
Lincoln Educational Services Corp.	4,345	18
Men’s Wearhouse, Inc. (The)	1,013	35
Meredith Corp.	894	31
Penn National Gaming, Inc. (Æ)	644	28
Pep Boys-Manny Moe & Jack (The)	2,853	29
RadioShack Corp.	7,479	18
Rent-A-Center, Inc. Class A	851	30
Stage Stores, Inc.	1,555	33
Stewart Enterprises, Inc. Class A	4,022	34
Superior Industries International, Inc.	1,755	30
Thor Industries, Inc.	1,048	38
Universal Technical Institute, Inc.	2,091	29
VOXX International Corp. Class A (Æ)	3,082	23
Warnaco Group, Inc. (The) (Æ)	675	35
Washington Post Co. (The) Class B	76	28
WMS Industries, Inc. (Æ)	1,416	23
World Wrestling Entertainment, Inc. Class A	3,696	30

		780

Consumer Staples - 3.1%
Cal-Maine Foods, Inc.	735	33
Core-Mark Holding Co., Inc.	587	28
Diamond Foods, Inc.	1,610	30
Fresh Del Monte Produce, Inc.	1,224	32
Harris Teeter Supermarkets, Inc.	701	27
Nash Finch Co.	1,337	27
Smithfield Foods, Inc. (Æ)	1,306	26

		203

Energy - 1.9%
Green Plains Renewable Energy, Inc. (Æ)	4,526	26
Parker Drilling Co. (Æ)	6,368	27
SEACOR Holdings, Inc. (Æ)	321	27
Tesoro Corp.	1,144	48

		128

Financial Services - 18.9%
Alterra Capital Holdings, Ltd.	1,210	29
American Equity Investment Life Holding Co.	2,609	30
American Financial Group, Inc.	720	27
Anworth Mortgage Asset Corp. (ö)	4,006	27
Argo Group International Holdings, Ltd.	981	32

	Principal Amount ($) or Shares	Market Value $
Associated Banc-Corp.	2,141	28
Assurant, Inc.	817	30
Astoria Financial Corp.	2,931	29
Axis Capital Holdings, Ltd.	888	31
BGC Partners, Inc. Class A	4,894	24
Capstead Mortgage Corp. (ö)	2,065	28
Cathay General Bancorp	1,751	30
Columbia Banking System, Inc.	1,501	28
Dime Community Bancshares, Inc.	2,161	31
Duff & Phelps Corp. Class A	1,948	26
Dynex Capital, Inc. (ö)	2,743	29
Employers Holdings, Inc.	1,603	29
Endurance Specialty Holdings, Ltd.	743	29
Euronet Worldwide, Inc. (Æ)	1,678	31
Fifth Street Finance Corp.	2,878	32
First Midwest Bancorp, Inc.	2,600	33
First Niagara Financial Group, Inc.	3,717	30
FNB Corp.	2,643	30
Fulton Financial Corp.	2,895	29
Horace Mann Educators Corp.	1,643	30
Infinity Property & Casualty Corp.	490	30
Investment Technology Group, Inc. (Æ)	3,070	27
Knight Capital Group, Inc. Class A (Æ)	2,406	6
Maiden Holdings, Ltd.	3,330	30
Mercury General Corp.	678	26
NASDAQ OMX Group, Inc. (The)	1,275	30
Navigators Group, Inc. (The) (Æ)	574	28
PennantPark Investment Corp.	2,775	29
Provident Financial Services, Inc.	1,871	30
S&T Bancorp, Inc.	1,555	27
Safety Insurance Group, Inc.	707	32
TCF Financial Corp.	2,519	30
Tower Group, Inc.	1,376	27
Two Harbors Investment Corp. (ö)	2,772	33
Umpqua Holdings Corp.	2,183	28
Validus Holdings, Ltd.	902	31
Walter Investment Management Corp. (Æ)	1,225	45
Washington Federal, Inc.	1,672	28

		1,249

Health Care - 8.0%
AngioDynamics, Inc. (Æ)	2,352	29
CONMED Corp.	1,021	29
Endo Health Solutions, Inc. (Æ)	933	29
Greatbatch, Inc. (Æ)	1,265	31
Hanger, Inc. (Æ)	1,127	32
Health Net, Inc. (Æ)	1,183	27
Healthways, Inc. (Æ)	3,597	42
Invacare Corp.	1,861	26
LifePoint Hospitals, Inc. (Æ)	701	30
Magellan Health Services, Inc. (Æ)	634	33
MedAssets, Inc. (Æ)	2,136	38
Molina Healthcare, Inc. (Æ)	1,223	31
Omnicare, Inc.	920	31
PharMerica Corp. (Æ)	2,631	33
Symmetry Medical, Inc. (Æ)	3,320	33
Triple-S Management Corp. Class S (Æ)	1,571	33

Russell Small Cap Contrarian ETF	99

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

VCA Antech, Inc. (Æ)	1,307	26

		533

Materials and Processing - 9.1%
A Schulman, Inc.	1,447	35
AMCOL International Corp.	1,014	34
Apogee Enterprises, Inc.	1,787	35
Commercial Metals Co.	2,272	30
Encore Wire Corp.	1,072	31
Greif, Inc. Class A	705	31
Griffon Corp.	3,322	34
Hecla Mining Co.	6,004	39
Kaiser Aluminum Corp.	549	32
Minerals Technologies, Inc.	453	32
Northwest Pipe Co. (Æ)	1,184	29
Olin Corp.	1,384	30
OM Group, Inc. (Æ)	1,487	28
Owens-Illinois, Inc. (Æ)	1,499	28
RTI International Metals, Inc. (Æ)	1,269	30
Sealed Air Corp.	1,860	29
Sonoco Products Co.	959	30
Steel Dynamics, Inc.	2,444	28
Tredegar Corp.	1,958	35

		600

Producer Durables - 20.9%
ABM Industries, Inc.	1,478	28
Advanced Energy Industries, Inc. (Æ)	2,140	26
Aircastle, Ltd.	2,383	27
Albany International Corp. Class A	1,535	34
Atlas Air Worldwide Holdings, Inc. (Æ)	660	34
Avery Dennison Corp.	1,051	33
Brady Corp. Class A	1,035	30
Briggs & Stratton Corp.	1,642	31
Brink’s Co. (The)	1,228	32
Bristow Group, Inc.	706	36
Celadon Group, Inc.	1,754	28
Ceradyne, Inc.	1,101	27
Consolidated Graphics, Inc. (Æ)	972	25
Electronics for Imaging, Inc. (Æ)	1,738	29
EMCOR Group, Inc.	1,033	29
FTI Consulting, Inc. (Æ)	982	26
G&K Services, Inc. Class A	906	28
GATX Corp.	742	32
General Cable Corp. (Æ)	1,107	33
GrafTech International, Ltd. (Æ)	2,959	27
Granite Construction, Inc.	1,091	31
H&E Equipment Services, Inc.	1,911	23
Heidrick & Struggles International, Inc.	1,614	21
ICF International, Inc. (Æ)	1,205	24
ITT Corp.	1,632	33
Kaman Corp. Class A	928	33
Kelly Services, Inc. Class A	2,188	28
Knightsbridge Tankers, Ltd. (Æ)	3,528	23
Layne Christensen Co. (Æ)	1,388	27
Manpower, Inc.	777	29
MasTec, Inc. (Æ)	1,909	38

	Principal Amount ($) or Shares	Market Value $
Navigant Consulting, Inc. (Æ)	2,273	25
Orbital Sciences Corp. (Æ)	2,223	32
PMFG, Inc. (Æ)	3,677	30
Rush Enterprises, Inc. Class A (Æ)	1,757	34
Ryder System, Inc.	793	31
Saia, Inc. (Æ)	1,304	26
SkyWest, Inc.	4,398	45
Spirit Aerosystems Holdings, Inc. Class A (Æ)	1,206	27
SPX Corp.	440	29
Sykes Enterprises, Inc. (Æ)	1,770	24
Tidewater, Inc.	620	30
Trinity Industries, Inc.	1,143	34
URS Corp.	829	29
UTi Worldwide, Inc.	1,966	26
Watts Water Technologies, Inc. Class A	862	33
Werner Enterprises, Inc.	1,202	26

		1,386

Technology - 14.2%
Acxiom Corp. (Æ)	1,901	35
Amkor Technology, Inc. (Æ)	5,850	26
ATMI, Inc. (Æ)	1,373	25
AVX Corp.	2,642	25
Benchmark Electronics, Inc. (Æ)	2,046	31
Brocade Communications Systems, Inc. (Æ)	5,781	34
CACI International, Inc. Class A (Æ)	522	27
Checkpoint Systems, Inc. (Æ)	3,243	27
Comtech Telecommunications Corp.	1,005	28
DigitalGlobe, Inc. (Æ)	1,895	39
Diodes, Inc. (Æ)	1,505	26
EarthLink, Inc.	3,861	27
Emulex Corp. (Æ)	3,923	28
Fairchild Semiconductor International, Inc. Class A (Æ)	2,051	27
GeoEye, Inc. (Æ)	1,844	49
Harmonic, Inc. (Æ)	6,686	30
Ingram Micro, Inc. Class A (Æ)	1,617	25
International Rectifier Corp. (Æ)	1,413	24
Molex, Inc.	1,193	31
OmniVision Technologies, Inc. (Æ)	2,137	30
ON Semiconductor Corp. (Æ)	3,978	24
Oplink Communications, Inc. (Æ)	2,106	35
Polycom, Inc. (Æ)	2,707	27
Rofin-Sinar Technologies, Inc. (Æ)	1,518	30
Rubicon Technology, Inc. (Æ)	2,814	27
SYNNEX Corp. (Æ)	819	27
Tech Data Corp. (Æ)	596	27
TNS, Inc. (Æ)	1,601	24
TriQuint Semiconductor, Inc. (Æ)	5,258	26
TTM Technologies, Inc. (Æ)	3,053	29
United Online, Inc.	6,755	37
Vishay Intertechnology, Inc. (Æ)	3,027	30

		937

100	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Utilities - 11.9%
ALLETE, Inc.	676		28
Atmos Energy Corp.	819		29
Avista Corp.	1,058		27
Black Hills Corp.	885		32
CH Energy Group, Inc.	440		29
Chesapeake Utilities Corp.	657		31
Empire District Electric Co. (The)	1,349		29
General Communication, Inc. Class A (Æ)	3,455		34
Great Plains Energy, Inc.	1,342		30
Hawaiian Electric Industries, Inc.	1,007		27
Laclede Group, Inc. (The)	722		31
Neutral Tandem, Inc. (Æ)	2,179		20
Northwest Natural Gas Co.	604		30
NorthWestern Corp.	770		28
Ormat Technologies, Inc.	1,320		25
Otter Tail Corp.	1,256		30
PNM Resources, Inc.	1,470		31
Portland General Electric Co.	1,078		29
Premiere Global Services, Inc. (Æ)	3,423		32
Telephone & Data Systems, Inc.	1,341		34
UGI Corp.	982		31
UIL Holdings Corp.	788		28
Unitil Corp.	1,084		30
UNS Energy Corp.	748		31
US Cellular Corp. (Æ)	744		29
Vectren Corp.	957		27
WGL Holdings, Inc.	711		29

			791

Total Common Stocks (cost $6,454)			6,607

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	7,921	(¥)	8

Total Short-Term Investments
(cost $8)			8

Total Investments - 99.9% (identified cost $6,462)			6,615

Other Assets and Liabilities, Net - 0.1%			5

Net Assets - 100.0%			6,620

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Contrarian ETF	101

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$780	$—	$—	$780	11.8
Consumer Staples	203	—	—	203	3.1
Energy	128	—	—	128	1.9
Financial Services	1,249	—	—	1,249	18.9
Health Care	533	—	—	533	8.0
Materials and Processing	600	—	—	600	9.1
Producer Durables	1,386	—	—	1,386	20.9
Technology	937	—	—	937	14.2
Utilities	791	—	—	791	11.9
Short-Term Investments	—	8	—	8	0.1

Total Investments	6,607	8	—	6,615	99.9

Other Assets and Liabilities, Net					0.1
					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of the financial statements.

102	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$6,462
Investments, at market*	6,615
Receivables:
Dividends	10

Total assets	6,625

Liabilities
Payables:
Accrued fees to affiliates	5

Total liabilities	5

Net Assets	$6,620

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$11
Accumulated net realized gain (loss)	427
Unrealized appreciation (depreciation) on investments	153
Additional paid-in capital	6,029

Net Assets	$6,620

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$66.19
Net assets	$6,619,625
Shares outstanding ($.001 par value)	100,002
Amounts in thousands

* Investments in Affiliates, Russell U.S. Cash Management Fund	$8

(a)	Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Contrarian ETF	103

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Statement of Operations — For the Period Ended September 30, 2012 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$86

Total investment income	86

Expenses
Management fees	15

Total expenses	15

Net investment income (loss)	71

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(306)
In-kind redemptions	826

Net realized gain (loss)	520
Net change in unrealized appreciation (depreciation) on investments	(797)

Net realized and unrealized gain (loss)	(277)

Net Increase (Decrease) in Net Assets from Operations	$(206)

See accompanying notes which are an integral part of the financial statements.

104	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Statement of Changes in Net Assets

Amounts in thousands	Period Ended September 30, 2012 (Unaudited)	Fiscal Year Ended March 31, 2012*
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$71	$71
Net realized gain (loss)	520	1,570
Net change in unrealized appreciation (depreciation)	(797)	950

Net increase (decrease) in net assets from operations	(206)	2,591

Distributions
From net investment income	(63)	(67)

Net decrease in net assets from distributions	(63)	(67)

Share Transactions
Net increase (decrease) in net assets from share transactions	149	4,216

Total Net Increase (Decrease) in Net Assets	(120)	6,740

Net Assets
Beginning of period	6,740	—

End of period	$6,620	$6,740

Undistributed (overdistributed) net investment income included in net assets	$11	$3

*	For the period October 5, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Contrarian ETF	105

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
September 30, 2012*	67.40	.68		(1.26)	(.58)	(.63)	(.63)
March 31, 2012**	52.93	.43	(e)	14.48	14.91	(.44)	(.44)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(e)	Reflects amounts waived by Russell Investment Management Company (“RIMCo”).
*	For the period ended September 30, 2012 (Unaudited).
**	For the period October 5, 2011 (commencement of operations) to March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

106	Russell Small Cap Contrarian ETF

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate(b)(d)
66.19	(.82)	6,620	.45	.45		2.16		50
67.40	28.19	6,740	.74	.45	(e)	1.40	(e)	57

See accompanying notes which are an integral part of the financial statements.

Russell Small Cap Contrarian ETF	107

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Schedules of Investments — September 30, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(¥)	Unrounded units.
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

108	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements — September 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 26 different investment portfolios that were in operation as of September 30, 2012. These financial statements report on 10 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Delaware statutory trust under an Amended and Restated Agreement and Declaration of Trust dated August 31, 2011 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks and exchange traded funds that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements	109

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, and are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

110	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Fund files a U.S. tax return. At September 30, 2012, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability if any, for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

For all Funds, income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in wash sale deferrals and certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Fund employed an active strategy.

Notes to Financial Statements	111

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Funds’ return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies.

3.	Investment Transactions

Securities

During the period ended September 30, 2012, purchases and sales of the Funds (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell Aggressive Growth ETF	$1,817,288	$1,813,947
Russell Consistent Growth ETF	9,100,039	9,124,144
Russell Growth at a Reasonable Price ETF	3,599,453	3,554,247
Russell Contrarian ETF	1,887,436	1,891,222
Russell Equity Income ETF	11,894,898	11,884,103
Russell Low P/E ETF	1,945,577	1,943,728
Russell Small Cap Aggressive Growth ETF	6,364,256	6,376,957
Russell Small Cap Consistent Growth ETF	3,014,257	2,957,521
Russell Small Cap Low P/E ETF	3,057,606	3,085,356
Russell Small Cap Contrarian ETF	3,239,252	3,221,831

For the period ended September 30, 2012, the purchases and sales of the Funds resulting from in-kind transactions were:

	Purchases	Sales

Russell Consistent Growth ETF	$15,792,447	$37,630,635
Russell Growth at a Reasonable Price ETF	10,343,162	30,679,836
Russell Equity Income ETF	4,848,671	51,869,379
Russell Small Cap Consistent Growth ETF	12,704,045	12,504,796
Russell Small Cap Low P/E ETF	13,323,092	13,112,145
Russell Small Cap Contrarian ETF	12,951,829	12,809,651

Because gains and losses resulting from in-kind transactions are not taxable to the Funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net assets per share. The realized in-kind gains or losses for the period ended September 30, 2012 are disclosed in the Funds’ Statements of Operations.

4.	Related Party Transactions, Fees and Expenses

Russell Investment Management Company (“RIMCo”) advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The Funds may also invest their cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of September 30, 2012, the Funds presented herein have invested $92,490 in the Russell U.S. Cash Management Fund.

The management fees specified in the table below are based upon the average daily net assets of the Funds and are payable monthly. The Adviser pays all of the expenses of the Funds other than the management fee and distribution fees pursuant to the Funds’ Supervision and Management Agreements, if any, brokerage expenses, taxes, interest fees, litigation expenses, acquired fund fees and other extraordinary expenses.

Annual Rate

Russell Aggressive Growth ETF	0.37%
Russell Consistent Growth ETF	0.37
Russell Growth at a Reasonable Price ETF	0.37
Russell Contrarian ETF	0.37
Russell Equity Income ETF	0.37
Russell Low P/E ETF	0.37
Russell Small Cap Aggressive Growth ETF	0.45
Russell Small Cap Consistent Growth ETF	0.45
Russell Small Cap Low P/E ETF	0.45
Russell Small Cap Contrarian ETF	0.45

112	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The following shows the amount of the management fees paid by the Funds for the period ended September 30, 2012:

Management Fees

Russell Aggressive Growth ETF	$9,493
Russell Consistent Growth ETF	49,267
Russell Growth at a Reasonable Price ETF	30,594
Russell Contrarian ETF	8,488
Russell Equity Income ETF	93,233
Russell Low P/E ETF	8,811
Russell Small Cap Aggressive Growth ETF	13,983
Russell Small Cap Consistent Growth ETF	14,483
Russell Small Cap Low P/E ETF	15,168
Russell Small Cap Contrarian ETF	14,799

Accrued Fees Payable to Affiliate

Accrued fees payable to affiliate for the period ended September 30, 2012 were as follows:

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF

Management fees	$3,257	$12,770	$6,693	$2,918	$26,455

	Russell Low P/E ETF	Russell Small Cap Aggressive Growth ETF	Russell Small Cap Consistent Growth ETF	Russell Small Cap Low P/E ETF	Russell Small Cap Contrarian ETF
Management fees	$3,026	$4,738	$4,835	$5,095	$4,935

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 41 Funds, Russell Investment Funds (“RIF”), which has 10 Funds, and RET, which had 26 Funds as of September 30, 2012, and 1 Fund as of November 1, 2012. As of November 1, 2012, the Funds’ then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Fund who also serve as trustees of RIC and RIF. Therefore, as of November 1, 2012, each of the Fund’s Trustees is a Trustee of RIC, RIF and RET. As of the period ended September 30, 2012, and for all funds of RET, each independent trustee was paid a retainer of $70,000 per year, $5,000 for each regular quarterly meeting attended in person, and $2,500 for each Audit Committee meeting and Nominating and Governance Committee meeting. Each Trustee received a $1,250 fee for attending the quarterly meeting by phone instead of receiving the full fee had the member attended in person. The trustees were also compensated for out of pocket expenses. The Audit Committee Chair and Nominating and Governance Chair were each paid a fee of $12,000 and $6,000, respectively, per year. The Chairman of the Board received additional annual compensation of $20,000.

5.	Federal Income Taxes

At March 31, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year. Available capital loss carryforwards and expiration dates are as follows:

	No Expiration
	Short-term	Long-term	Totals

Russell Aggressive Growth ETF	$339,370	$—	$339,370
Russell Consistent Growth ETF	417,131	—	417,131
Russell Growth at a Reasonable Price ETF	59,771	—	59,771
Russell Contrarian ETF	252,193	—	252,193
Russell Equity Income ETF	160,077	—	160,077
Russell Low P/E ETF	299,575	—	299,575

Notes to Financial Statements	113

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF

Cost of Investments	$4,774,192	$10,543,897	$5,274,848	$4,760,541	$9,822,393

Unrealized Appreciation	$741,954	$703,168	$278,478	$367,704	$746,301
Unrealized Depreciation	(169,980)	(350,716)	(301,703)	(386,674)	(222,815)

Net Unrealized Appreciation (Depreciation)	$571,974	$352,452	$(23,225)	$(18,970)	$523,486

	Russell Low P/E ETF	Russell Small Cap Aggressive Growth ETF	Russell Small Cap Consistent Growth ETF	Russell Small Cap Low P/E ETF	Russell Small Cap Contrarian ETF
Cost of Investments	$4,986,094	$5,890,024	$6,474,734	$6,616,499	$6,464,288

Unrealized Appreciation	$437,374	$792,830	$395,334	$454,799	$410,446
Unrealized Depreciation	(470,930)	(234,573)	(347,924)	(201,544)	(259,241)

Net Unrealized Appreciation (Depreciation)	$(33,556)	$558,257	$47,410	$253,255	$151,205

6.	Fund Share Transactions (amounts in thousands)

As of September 30, 2012, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Investment Company. Shares are created and redeemed by the Funds at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. The Shares are listed on either the New York Stock Exchange (“NYSE”) Arca (“NYSE Arca” or the “Exchange”), or the NASDAQ Stock Market LLC (“NASDAQ” or the “Exchange”) subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ Custodian. A Creation Unit of a Fund consists of at least 50,000 Shares. Transactions in shares for the Funds for the period ended September 30, 2012 were as follows:

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell Aggressive Growth ETF
Shares created	—	$—	200	$9,753
Shares redeemed	(—)	(—)	(100)	(4,697)

Total increase (decrease)	—	$—	100	$5,056

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell Consistent Growth ETF
Shares created	300	$15,824	900	$42,625
Shares redeemed	(700)	(37,693)	(300)	(14,126)

Total increase (decrease)	(400)	$(21,869)	600	$28,499

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell Growth at a Reasonable Price ETF
Shares created	200	$10,364	800	$38,314
Shares redeemed	(600)	(30,682)	(300)	(14,120)

Total increase (decrease)	(400)	$(20,318)	500	$24,194

114	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell Contrarian ETF
Shares created	—	$—	200	$9,585
Shares redeemed	(—)	(—)	(100)	(4,466)

Total increase (decrease)	—	$—	100	$5,119

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell Equity Income ETF
Shares created	100	$4,859	1.600	$73,801
Shares redeemed	(1,000)	(51,982)	(500)	(24,162)

Total increase (decrease)	(900)	$(47,123)	1,100	$49,639

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012*
	Shares	Dollars	Shares	Dollars

Russell Low P/E ETF
Shares created	—	$—	400	$19,467
Shares redeemed	(—)	(—)	(300)	(14,130)

Total increase (decrease)	—	$—	100	$5,337

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012**
	Shares	Dollars	Shares	Dollars

Russell Small Cap Aggressive Growth ETF
Shares created	—	$—	300	$16,219
Shares redeemed	(—)	(—)	(200)	(11,539)

Total increase (decrease)	—	$—	100	$4,680

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012**
	Shares	Dollars	Shares	Dollars

Russell Small Cap Consistent Growth ETF
Shares created	200	$12,729	300	$16,547
Shares redeemed	(200)	(12,475)	(200)	(11,795)

Total increase (decrease)	—	$254	100	$4,752

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012***
	Shares	Dollars	Shares	Dollars

Russell Small Cap Low P/E ETF
Shares created	200	$13,347	200	$11,409
Shares redeemed	(200)	(13,164)	(100)	(5,930)

Total increase (decrease)	—	$183	100	$5,479

Notes to Financial Statements	115

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Period Ended September 30, 2012 (Unaudited)		Fiscal Year Ended March 31, 2012***
	Shares	Dollars	Shares	Dollars

Russell Small Cap Contrarian ETF
Shares created	200	$12,979	300	$16,681
Shares redeemed	(200)	(12,830)	(200)	(12,465)

Total increase (decrease)	—	$149	100	$4,216

*	For the period May 18, 2011 (commencement of operations) to March 31, 2012.
**	For the period October 4, 2011 (commencement of operations) to March 31, 2012.
***	For the period October 5, 2011 (commencement of operations) to March 31, 2012.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of September 30, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures except for the following:

On August 16, 2012, the Board approved an orderly liquidation of the Funds. The Board determined that closing and liquidating each Fund was in the best interests of each Fund and its shareholders. As of November 1, 2012, the Trusts’ then-current trustees resigned and were replaced by trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

116	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Frequency Distribution of Discounts and Premiums — September 30, 2012 (Unaudited)

The chart below presents information about differences between the per share NAV of the Funds and the market trading price of shares of the Funds. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Russell Aggressive Growth ETF		Russell Consistent Growth ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 0.20% and less than or equal to 1.00%	5	0.99%	3	0.60%
Greater than 0.05% and less than or equal to 0.20%	25	4.97%	58	11.53%
Greater than -0.05% and less than or equal to 0.05%	417	82.91%	343	68.19%
Greater than -0.20% and less than or equal to -0.05%	56	11.13%	90	17.89%
Greater than -1.00% and less than or equal to -0.20%	—	0.00%	9	1.79%

	503	100.00%	503	100.00%

	Growth at a Reasonable Price ETF		Russell Contrarian ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	—	0.00%	6	1.19%
Greater than 0.20% and less than or equal to 1.00%	4	0.80%	7	1.39%
Greater than 0.05% and less than or equal to 0.20%	104	20.68%	21	4.17%
Greater than -0.05% and less than or equal to 0.05%	299	59.43%	339	67.40%
Greater than -0.20% and less than or equal to -0.05%	4	0.80%	86	17.10%
Greater than -1.00% and less than or equal to -0.20%	92	18.29%	35	6.96%
Less than -1.00%	—	0.00%	9	1.79%

	503	100.00%	503	100.00%

	Russell Equity Income ETF		Russell Low P/E ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 0.20% and less than or equal to 1.00%	29	5.77%	19	3.78%
Greater than 0.05% and less than or equal to 0.20%	65	12.92%	244	48.51%
Greater than -0.05% and less than or equal to 0.05%	319	63.42%	199	39.56%
Greater than -0.20% and less than or equal to -0.05%	75	14.91%	41	8.15%
Greater than -1.00% and less than or equal to -0.20%	15	2.98%	—	0.00%

	503	100.00%	503	100.00%

	Russell Small Cap Aggressive Growth ETF		Russell Small Cap Consistent Growth ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	1	0.27%	—	0.00%
Greater than 0.20% and less than or equal to 1.00%	—	0.00%	1	0.27%
Greater than 0.05% and less than or equal to 0.20%	8	2.20%	36	9.89%
Greater than -0.05% and less than or equal to 0.05%	71	19.51%	164	45.06%
Greater than -0.20% and less than or equal to -0.05%	118	32.42%	103	28.30%
Greater than -1.00% and less than or equal to -0.20%	166	45.60%	60	16.48%

	364	100.00%	364	100.00%

Frequency Distribution of Discounts and Premiums	117

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Frequency Distribution of Discounts and Premiums, continued — September 30, 2012 (Unaudited)

	Russell Small Cap Low P/E ETF		Russell Small Cap Contrarian ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 0.20% and less than or equal to 1.00%	—	0.00%	92	25.34%
Greater than 0.05% and less than or equal to 0.20%	12	3.31%	106	29.20%
Greater than -0.05% and less than or equal to 0.05%	113	31.13%	137	37.74%
Greater than -0.20% and less than or equal to -0.05%	95	26.17%	27	7.44%
Greater than -1.00% and less than or equal to -0.20%	143	39.39%	1	0.28%

	363	100.00%	363	100.00%

*	Number of days are based on inception date which is one day prior to commencement of operations.

118	Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Management Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) at a meeting held in person on April 26, 2012 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing each Fund’s operating expenses with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Expense Universe.” The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement.

On April 18, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. The Independent Trustees also met in person at the Agreement Evaluation Meeting, both with management representatives and in executive session with their independent counsel, to review any additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all other RIMCo-managed ETFs for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

The Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement. RIMCo is responsible for investing the assets of each Fund in accordance with such Fund’s investment objective and policies.

The Board considered that each Fund is passively managed, which means that the investment objective of each Fund is to seek investment results that closely correspond to the total return of such Fund’s corresponding index (each, an “Underlying Index”).

In addition to these general factors relating to the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and Distribution Agreements, but does not encompass any 12b-1 fees that may in the future be instituted with respect to a Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from RIMCo’s relationship with the Fund, including index-licensing fees;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the fact that it currently derives no profit, and does not expect to in the near term, that RIMCo derives from its exchange traded fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions would consist of two primary roles: managing each Fund’s portfolio and producing the daily creation and redemption baskets. RIMCo reported, and the Board considered, that to meet the investment objective of each Fund, RIMCo intends to employ a full replication strategy. In this strategy, a Fund generally invests in all of the stocks comprising its Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in the

Basis for Approval of Investment Advisory Contracts	119

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

same weighting as the Underlying Index. In those circumstances, a Fund may purchase a sample of stocks in the Underlying Index. RIMCo reported, and the Board considered, that there may also be instances in which RIMCo may choose to overweight another stock in the Underlying Index, purchase securities not in the Underlying Index which RIMCo believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques.

In evaluating the reasonableness of the Funds’ Management Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to track Underlying Indexes that are representative of the analysis done by active managers and therefore merit fees that are higher than those of the more traditional passively managed ETFs contained in such Funds’ Comparable Funds. RIMCo also noted, and the Board considered, that such Underlying Indexes typically rebalance more frequently which requires additional work on the part of RIMCo to track the index.

With respect to the Funds’ Management Fees, the Third-Party Information showed that each Fund had a Management Fee which on a contractual basis, on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) or on both a contractual and actual basis was ranked in the fifth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment Management Fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. RIMCo noted, and the Board considered, that each such Fund has a unitary fee structure, whereas certain other funds in the Expense Universe have additional non-management fees that increase their total expenses and that when taking into account non-management fees of other funds in the Expense Universe, each such Fund’s total expenses are in the fourth quintile. In assessing the Funds’ Management Fees, the Board focused on actual rather than contractual Management Fees. The Board further considered RIMCo’s explanation of the reasons for these Funds’ actual Management Fee rankings and its belief that the Funds’ Management Fees are fair and reasonable notwithstanding such comparisons.

The Board considered for each Fund whether economies of scale have been realized and whether the Management Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered each Fund’s limited operating history and opportunity for asset growth. The Board considered that RIMCo does not expect that economies of scale will be experienced in the near-term and that RIMCo has operated and expects to continue to initially operate the Funds at a loss.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds are lower than the rates paid by the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for each Fund was ranked in the fourth quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Agreement Evaluation Information and other information previously received by the Board from RIMCo during the course of the year, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. The Board, in assessing the Funds’ performance, noted each Fund’s limited operating history and considered that no Fund had a full calendar year of performance.

In evaluating performance, the Board considered each Fund’s performance relative to appropriate benchmarks and indices. The Board considered that the Third-Party Information did not include performance universe comparisons, as RIMCo believes that the

120	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Funds’ Comparable Funds are mainly funds that track broad based market indexes and are therefore not comparable to the Funds, which track specialized indexes designed to provide specific outcomes or characteristics. Instead, the Board considered tracking error information with respect to a peer group created by RIMCo which RIMCo believes is more appropriate (the “Internal Performance Universe”).

The Board noted that each Fund’s tracking error was within the tracking error target established by RIMCo. The Board further considered that the tracking error of each Fund was comparable to the tracking error of the funds in its respective Internal Performance Universe, with the exception of the Russell Small Cap Consistent Growth ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Low P/E ETF and Russell Small Cap Contrarian ETF. RIMCo noted that the aforementioned Funds had tracking errors in excess of their peers primarily due to trading costs, cash and other, as described in the Agreement Evaluation Meeting materials. RIMCo further noted that these Funds are relatively new, and their small size amplifies the impact of trading costs associated with the small cap market.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts	121

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Shareholder Requests for Additional Information — September 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-7837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copes of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

122	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Disclosure of Information about Fund Trustees and Officers — September 30, 2012 (Unaudited)

As of September 30, 2012, the Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. As of November 1, 2012, the Trust’s then-current trustees listed below resigned and were replaced by trustee nominees elected by shareholders of the Russell Equity ETF who also serve as trustees of RIC and RIF.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
James Polisson* Born: November 11, 1959	Trustee	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	26	None.
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver Born: May 4, 1955	Trustee, Chair since 2012	Since 2011	Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	26	Aeropostale, Inc. (retailer) (2008 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2010 to present).

Jane A. Freeman Born: July 15, 1953	Trustee, Chair of Audit Committee since 2011	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (Educational Support Services) (1999 to 2008).	26	Harding Loevner Funds (Lead Director since 2008).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	26	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee, Chairman of Nominating and Governance Committee since 2012	Since 2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	26	None.

Disclosure of Information about Fund Trustees and Officers	123

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Disclosure of Information about Fund Trustees and Officers, continued — September 30, 2012 (Unaudited)

	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS
James Polisson* Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/ iShares ETFs, 2005–2010	N/A

Gregory Friedman** Born: October 1, 1969	President and Chief Executive Officer	Since 2012; until successor is chosen and qualified by Trustees	Managing Director, Chief Operating Officer and Head of Product for Russell ETF Business, FRC, 2010-present; Managing Director and Head of Global iShares Relationships, iShares Inc., 2008-2010; Managing Director and Head of iShares Product Management/Strategy, iShares Inc., 1999-2008.	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999–2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011; Until removed by Independent Trustees

Chief Compliance Officer, RIC;

Chief Compliance Officer, RIF;

Chief Compliance Officer, RIMCo;

Chief Compliance Officer, RFSC;

Chief Compliance Officer, Russell Exchange Traded Funds Trust

April 2002-May 2005, Manager, Global Regulatory Policy

N/A

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.
**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

124	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

1301 Second Avenue, Seattle, Washington 98101

(888) 775-3837

Interested Trustee

James Polisson*

Independent Trustees

Evelyn S. Dilsaver

Jane A. Freeman

Daniel O. Leemon

Ernest L. Schmider

Officers

James Polisson*, President and Chief Executive Officer

Gregory Friedman**, President and Chief Executive Officer

Mark E. Swanson, Treasurer, Chief Financial Officer and Chief Accounting Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Cheryl Wichers, Chief Compliance Officer

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

*	Mr. Polisson is also an officer and/or director of one or more affiliates of RET and is therefore an Interested Trustee. Effective August 15, 2012, Mr. Polisson resigned from the Board and no longer serves as Trustee of the Trust. Effective August 16, 2012, Mr. Polisson was replaced as President and Chief Executive Officer.
**	Effective August 16, 2012, Mr. Friedman was appointed as President and Chief Executive Officer.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers	125

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

80-44-032

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Items 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 29, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 29, 2012